SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.                                              [ ]
                               ---------

Post-Effective Amendment No.      10     (File No. 333-101051)           [X]
                               ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            19        (File No. 811-07511)         [X]
                               ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
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                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
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                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                             12203
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(Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code              (612) 671-2237
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      Eric Marhoun, 50605 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on June 20, 2005 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and SAI filed herewith are not intended to supersede the prospectus and SAI filed for American Express Innovations(R) Variable Annuity filed with Post-Effective Amendment No. 9 to Registration Statement No. 333-101051 filed on or about April 27, 2005 and declared effective on April 29, 2005.

PROSPECTUS


JUNE 20, 2005


AMERICAN EXPRESS
ENDEAVOR SELECT(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555
            Telephone: (800) 504-0469
            (Home Office)
            ACL VARIABLE ANNUITY ACCOUNT 2

This prospectus contains information that you should know before investing. Prospectuses are also available for:

American Express(R) Variable Portfolio Funds
AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Dreyfus Investment Portfolios, Service Share Class
Dreyfus Variable Investment Fund, Service Share Class
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2 Goldman Sachs Variable Insurance Trust (VIT)
Liberty Variable Investment Trust, Class B
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
Putnam Variable Trust - Class IB Shares
The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.


Contracts with a seven-year withdrawal charge schedule receive a purchase payment credit for each payment made to the contract. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit. The credits may be reversed in certain circumstances. (See "Buying Your Contract -- Purchase Payment Credits.") Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your registered representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. American Centurion Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

American Centurion Life offers several different annuities which your registered representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS

KEY TERMS                                                                   3

THE CONTRACT IN BRIEF                                                       5

EXPENSE SUMMARY                                                             7

CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                13

FINANCIAL STATEMENTS                                                       20

THE VARIABLE ACCOUNT AND THE FUNDS                                         21

THE ONE-YEAR FIXED ACCOUNT                                                 28

BUYING YOUR CONTRACT                                                       29

CHARGES                                                                    31

VALUING YOUR INVESTMENT                                                    35

MAKING THE MOST OF YOUR CONTRACT                                           36

WITHDRAWALS                                                                41

TSA -- SPECIAL WITHDRAWAL PROVISIONS                                       42

CHANGING OWNERSHIP                                                         42

BENEFITS IN CASE OF DEATH                                                  42

OPTIONAL BENEFITS                                                          44


THE ANNUITY PAYOUT PERIOD                                                  55

TAXES                                                                      57

VOTING RIGHTS                                                              60

SUBSTITUTION OF INVESTMENTS                                                60

ABOUT THE SERVICE PROVIDERS                                                61

APPENDIX A: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE                64

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES                                  65

APPENDIX C: EXAMPLE -- DEATH BENEFITS                                      68

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER            69

APPENDIX E: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER              71

APPENDIX F: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS                   73

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION               78


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Centurion Life Assurance Company (ACL). ACL issues the variable annuity contract described in the prospectus.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of ACL.

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2   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN CENTURION LIFE: In this prospectus, "we," "us," "our" and "ACL" refer to American Centurion Life Assurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for any contracts with a five-year withdrawal charge schedule and a MAV Death Benefit.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o  Roth IRAs under Section 408A of the Code

o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

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3   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

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4   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account and/or subaccounts of the separate variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans including IRAs and TSAs to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your registered representative or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.") We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 21)

o the one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 28)

BUYING YOUR CONTRACT: Your registered representative will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future, subject to certain limitations. (p. 29)


MINIMUM INITIAL PURCHASE PAYMENT

   $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

   $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

   $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We will also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) Rider.


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5   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies"). (p. 40)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2 and may have other tax consequences. Certain other restrictions may apply. (p. 41)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 42)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 42)

OPTIONAL BENEFITS: This contract offers features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model which may limit transfers and allocations; may limit the timing, amount and allocation of the purchase payments; and may limit the amount of partial withdrawals that can be taken under the optional benefit during a contract year. (p. 44)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. (p. 55)

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 57)


LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. We may also be required to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

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6   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.

                        SEVEN-YEAR SCHEDULE                                             FIVE-YEAR SCHEDULE
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:                    AND YOUR AIR IS 3.5%, THEN               AND YOUR AIR IS 5.0%, THEN
                                                      YOUR DISCOUNT RATE PERCENT (%) IS:       YOUR DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
Seven-year withdrawal charge schedule                               6.00%                               7.50%
Five-year withdrawal charge schedule                                6.15%                               7.65%

NONQUALIFIED
Seven-year withdrawal charge schedule                               6.20%                               6.35%
Five-year withdrawal charge schedule                                7.70%                               7.85%

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7   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

                                                           MORTALITY AND           VARIABLE ACCOUNT            TOTAL VARIABLE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE                    EXPENSE RISK FEE        ADMINISTRATIVE CHARGE         ACCOUNT EXPENSE
QUALIFIED ANNUITIES
ROP Death Benefit                                              1.00%                     0.15%                      1.15%
MAV Death Benefit                                              1.20                      0.15                       1.35

NONQUALIFIED ANNUITIES
ROP Death Benefit                                              1.15                      0.15                       1.30
MAV Death Benefit                                              1.35                      0.15                       1.50

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE
QUALIFIED ANNUITIES
ROP Death Benefit                                              1.20%                     0.15%                      1.35%
MAV Death Benefit                                              1.40                      0.15                       1.55

NONQUALIFIED ANNUITIES
ROP Death Benefit                                              1.35                      0.15                       1.50
MAV Death Benefit                                              1.55                      0.15                       1.70

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                    $40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

OPTIONAL LIVING BENEFITS

If eligible, you may select ONE of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model. The fees apply only if you elect one of these benefits.


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                                              MAXIMUM: 1.75%       CURRENT: 0.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE                                                MAXIMUM: 1.50%       CURRENT: 0.55%
(As a percentage of contract value charged annually on the contract anniversary.)

INCOME ASSURER BENEFIT(SM) - MAV RIDER FEE                                                MAXIMUM: 1.50%       CURRENT: 0.30%

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE RIDER FEE                       MAXIMUM: 1.75%       CURRENT: 0.60%

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE RIDER FEE     MAXIMUM: 2.00%       CURRENT: 0.65%
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

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8   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                       MINIMUM                       MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                          .57%                        1.49%

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                 GROSS TOTAL
                                                                              MANAGEMENT     12B-1     OTHER       ANNUAL
                                                                                 FEES        FEES     EXPENSES    EXPENSES
AXP(R) Variable Portfolio - Cash Management Fund                                 .51%        .13%      .05%        .69%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund                       .64         .13       .09         .86(1)
AXP(R) Variable Portfolio - Equity Select Fund                                   .57         .13       .15         .85(1)
AXP(R) Variable Portfolio - High Yield Bond Fund                                 .62         .13       .07         .82(1)
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               .53         .13       .06         .72(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        .94         .13       .20        1.27(1)
AXP(R) Variable Portfolio - S&P 500 Index Fund                                   .29         .13       .15         .57(2)
AIM V.I. Basic Value Fund, Series II Shares                                      .72         .25       .30        1.27(3)
AIM V.I. Capital Development Fund, Series II Shares                              .75         .25       .35        1.35(3)
AIM V.I. Mid Cap Core Equity Fund, Series II Shares                              .73         .25       .31        1.29(3)
AllianceBernstein VP Growth and Income Portfolio (Class B)                       .55         .25       .05         .85(4)
AllianceBernstein VP International Value Portfolio (Class B)                     .75         .25       .20        1.20(4)
AllianceBernstein VP Total Return Portfolio (Class B)                            .55         .25       .16         .96(4)
American Century(R) VP Inflation Protection, Class II                            .49         .25        --         .74(5)
American Century(R) VP Ultra, Class II                                           .90         .25        --        1.15(5)
American Century(R) VP Value, Class II                                           .83         .25        --        1.08(5)
Colonial Small Cap Value Fund, Variable Series, Class B                          .80         .25       .17        1.22(6)
Columbia High Yield Fund, Variable Series, Class B                               .60         .25       .16        1.01(7)
Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class        .75         .25       .03        1.03(8),(9)
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Share Class     .75         .25       .04        1.04(9)
Dreyfus Variable Investment Fund International Value Portfolio, Service
  Share Class                                                                   1.00         .25       .24        1.49(8),(9)
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                          .57         .25       .11         .93(10)
Fidelity(R) VIP Growth Portfolio Service Class 2                                 .58         .25       .10         .93(10)
Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2                  .43         .25       .13         .81(10)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                .57         .25       .14         .96(10)
Fidelity(R) VIP Overseas Portfolio Service Class 2                               .72         .25       .19        1.16(10)
FTVIPT Franklin Income Securities Fund - Class 2                                 .47         .25       .02         .74(11),(12)
FTVIPT Franklin Rising Dividends Securities Fund - Class 2                       .68         .25       .03         .96(11),(12),(13)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                   .48         .25       .29        1.02(12),(13)
(previously FTVIPT Franklin Small Cap Fund - Class 2)
FTVIPT Mutual Shares Securities Fund - Class 2                                   .60         .25       .15        1.00(12)
FTVIPT Templeton Global Income Securities Fund - Class 2                         .62         .25       .16        1.03(11)
FTVIPT Templeton Growth Securities Fund - Class 2                                .79         .25       .07        1.11(11),(12)
Goldman Sachs VIT Mid Cap Value Fund                                             .80          -        .08         .88(14)
MFS(R) New Discovery Series - Service Class                                      .90         .25       .11        1.26(15),(16)

--------------------------------------------------------------------------------
9   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                GROSS TOTAL
                                                                            MANAGEMENT     12B-1      OTHER       ANNUAL
                                                                               FEES         FEES     EXPENSES    EXPENSES
MFS(R) Total Return Series - Service Class                                     .75%         .25%      .08%        1.08%(15),(16)
MFS(R) Utilities Series - Service Class                                        .75          .25       .14         1.14(15),(16)
Oppenheimer Capital Appreciation Fund/VA, Service Shares                       .64          .25       .02          .91(9)
Oppenheimer Global Securities Fund/VA, Service Shares                          .63          .25       .03          .91(9)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                      .75          .25       .06         1.06(9)
Oppenheimer Strategic Bond Fund/VA, Service Shares                             .71          .25       .03          .99(9)
Putnam VT Health Sciences Fund - Class IB Shares                               .70          .25       .15         1.10(9)
Putnam VT International Equity Fund - Class IB Shares                          .75          .25       .19         1.19(9)
Putnam VT Small Cap Value Fund - Class IB Shares                               .77          .25       .10         1.12(9)
Putnam VT Vista Fund - Class IB Shares                                         .65          .25       .14         1.04(9)
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares            .57          .25       .04          .86(9)
Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                      .76          .35       .26         1.37(17)
Wanger International Small Cap                                                1.17           --       .19         1.36(18)
Wanger U.S. Smaller Companies                                                  .92           --       .08         1.00(19)

  (1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004.

  (2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements for the fiscal year ending Aug. 31, 2004. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.

  (3) Figures shown in the table are for the year ended Dec. 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006. Effective Jan. 1, 2005 through Dec. 31, 2009, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed 1.22% for AIM V.I. Basic Value Fund, Series II Shares average daily net assets. Effective Jan. 1, 2005 through June 30, 2006, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed 1.34% for AIM V.I. Capital Development Fund, Series II Shares average daily net assets.

  (4) Expense information restated to reflect a reduction in management fees effective Sept. 7, 2004.

  (5) Based on expenses incurred by the fund, as stated in the most recent shareholder report. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

  (6) The Fund's distributor has voluntarily agreed to reimburse the Fund for a portion of the Class B share 12b-1 fee so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

  (7) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.00% and total annual fund operating expenses for Class B shares would be 0.66%. In addition, the Fund's distributor has voluntarily agreed to waive 0.19% of the 12b-1 fees. If this waiver were reflected in the table, the 12b-1 fees for Class B shares would be 0.06%. These arrangements may be modified or terminated by the distributor at any time.

  (8) The Dreyfus Corporation has undertaken, until Dec. 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 1.00% for Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class and 1.40% for Dreyfus Variable Investment Fund International Value, Service Share Class.

  (9) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

 (10) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.90% for Fidelity(R) Growth Portfolio Service Class 2, 0.93% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.12% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

 (11) The Fund administration fee is paid indirectly through the management fee.

 (12) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

--------------------------------------------------------------------------------
10   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

 (13) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.94% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and (0.03%) and 0.99% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.

 (14) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2004. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.25% of the Fund's average daily net assets. The Investment Adviser may waive or modify the expense limitation for the Fund, at its discretion, at anytime. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse the Investment Adviser for prior fiscal year expense reimbursements, if any.

 (15) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

 (16) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.25% for New Discovery Series, 1.07% for Total Return Series and 1.13% for Utilities Series.

 (17) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally, the distributor has also agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate this voluntary waiver at any time at its sole discretion. After such reductions, "Management fees," "12b-1 fees," "Other expenses" and "Gross total annual expenses" for U.S. Real Estate Portfolio Class II were 0.76%, 0.25%, 0.26% and 1.27%. Expense information has been restated to reflect current fees in effect as of Nov. 1, 2004.

 (18) Management fees have been restated to reflect contractual changes to the management fee for the Fund as of Feb. 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rates: 1.15% of net assets up to $100 million; 1.00% of the next $150 million; and 0.95% of net assets in excess of

        $250 million. The fee waiver was effective as of Feb. 10, 2005 but applied as if it had gone into effect on Dec. 1, 2004. If the fee waiver had been implemented, actual expenses of the Fund would be as follows:
       Management fees, 1.01%; Other expenses, 0.19%; and Gross total annual expenses, 1.20%.

 (19) Management fees have been restated to reflect contractual changes to the management fee for the Fund as of Feb. 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million.
       The fee waiver was effective as of Feb. 10, 2005 but applied as if it had gone into effect on Dec. 1, 2004. If the fee waiver had been implemented, actual expenses of the Fund would be as follows: Management fees, 0.91%; Other expenses, 0.08%; and Gross total annual expenses, 0.99%.

COMPENSATION DISCLOSURE

We and/or our affiliates may receive compensation when you allocate purchase payments or contract value to subaccounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the contract (see "The Variable Account and the Funds -- The Funds"). This compensation is in addition to revenues we receive from Contract Owner Transaction Expenses, Annual Variable Account Expenses and Other Annual Expenses we charge contract owners.

This compensation may be paid to us and/or our affiliates from various sources including:

o fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, contract owners who select subaccounts investing in funds that have adopted 12b-1 plans may pay more than contract owners who select subaccounts investing in funds that have not adopted 12b-1 plans);

o  assets of the fund's adviser, subadviser or an affiliate of either;

o  assets of the fund's distributor or an affiliate.

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

o compensating, training and educating registered representatives who sell the contracts;

o activities or services we or our affiliates provide which assist in the promotion and distribution of the contracts including the funds available under the contracts;

o advertising, printing and mailing sales literature, printing and distributing prospectuses and reports;

o furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

o  subaccounting,   transaction  processing,  recordkeeping  and  administrative services.

--------------------------------------------------------------------------------
11   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                      IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                               IF YOU WITHDRAW YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                         AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS  10 YEARS
Seven-year withdrawal charge schedule $1,318.32  $2,284.96  $3,292.87  $5,653.92   $518.32  $1,584.96  $2,692.87 $5,653.92
Five-year withdrawal charge schedule   1,338.82   2,244.29   2,987.93   5,822.78    538.82   1,644.29   2,787.93  5,822.78

QUALIFIED ANNUITY                        1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS  10 YEARS
Seven-year withdrawal charge schedule $1,302.95  $2,240.29  $3,221.04  $5,524.90   $502.95  $1,540.29  $2,621.04 $5,524.90
Five-year withdrawal charge schedule   1,323.45   2,199.81   2,916.72   5,696.47    523.45   1,599.81   2,716.72  5,696.47

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                      IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                               IF YOU WITHDRAW YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                         AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS  10 YEARS
Seven-year withdrawal charge schedule $  993.52  $1,298.53  $1,628.76  $2,225.12   $193.52    $598.53  $1,028.76 $2,225.12
Five-year withdrawal charge schedule   1,014.02   1,260.60   1,333.08   2,437.72    214.02     660.60   1,133.08  2,437.72

QUALIFIED ANNUITY                        1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS  10 YEARS
Seven-year withdrawal charge schedule   $978.15  $1,251.82  $1,549.94  $2,062.91   $178.15    $551.82  $  949.94 $2,062.91
Five-year withdrawal charge schedule     998.65   1,214.07   1,254.92   2,278.66    198.65     614.07   1,054.92  2,278.66

(1) In these examples, the $40 contract administrative charge is estimated as a .018% charge. This estimate is based on administrative contract charges collected during the year under a similar class of contracts. We divided the total amount of such charges by the total average net assets attributable to those contracts.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

--------------------------------------------------------------------------------
12   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           5
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           6
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           2
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                           7
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP ULTRA, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           5
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           6
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) Accumulation unit value at beginning of period $1.00 Accumulation unit value at end of period $1.03 Number of accumulation units outstanding at end of period (000 omitted) --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           2
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                           4
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                           5
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           8
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                           4
---------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                           2
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
17   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP ULTRA, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          43
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          33
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          35
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          27
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
19   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts and American Centurion Life with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

--------------------------------------------------------------------------------
20   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o FUND SELECTION: We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us, our affiliates, and/or the selling firms that distribute this contract (see "About the Service Providers -- Principal Underwriter"). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the AXP(R) Variable Portfolio Funds currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. This compensation is in addition to revenues we receive from Contract Owner Transaction Expenses, Annual Variable Account Expenses and Other Annual Expenses we charge contract owners (see "Expense Summary").

o ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUES: Purchase payments and contract values you allocate to subaccounts investing in any of the AXP(R) Variable Portfolio Funds are generally more profitable for us and our affiliates. For example, we may receive compensation from our affiliates in connection with purchase payments and contract value you allocate to the AXP Variable Portfolio Funds that exceeds the range disclosed in the previous paragraph for funds our affiliates do not manage. This may influence recommendations your registered representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract values to a particular subaccount.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

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21   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS OR TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

----------------------------------- ----------------------------------------------------------------- --------------------------
FUND NAME                           INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------- ----------------------------------------------------------------- --------------------------
AXP(R) Variable Portfolio - Cash    Maximum current income consistent with liquidity and stability    American Express
Management Fund                     of principal. Invests primarily in money market instruments,      Financial Corporation
                                    such as marketable debt obligations issued by corporations or     (AEFC)
                                    the U.S. government or its agencies, bank certificates of
                                    deposit, bankers' acceptances, letters of credit, and
                                    commercial paper, including asset-backed commercial paper.
----------------------------------- ----------------------------------------------------------------- --------------------------
AXP(R) Variable Portfolio -         High level of current income and, as a secondary goal, steady     AEFC
Diversified Equity  Income Fund     growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying
                                    common and preferred stocks.
----------------------------------- ----------------------------------------------------------------- --------------------------
AXP(R) Variable Portfolio -         Growth of capital. Under normal market conditions,  the Fund      AEFC
Equity Select Fund                  invests at least 80% of its net assets in equity securities of medium-sized companies.
----------------------------------- ----------------------------------------------------------------- --------------------------
AXP(R) Variable Portfolio - High    High current income, with capital growth as a secondary           AEFC
Yield Bond Fund                     objective. Under normal market conditions, the Fund invests at least 80% of its net assets in high-yielding,  high-risk
                                    corporate bonds (junk bonds) issued by  U.S. and foreign
                                    companies and governments.
----------------------------------- ----------------------------------------------------------------- --------------------------
AXP(R) Variable Portfolio - New     Long-term growth of capital. Invests primarily in common stocks   AEFC
Dimensions Fund(R)                  showing potential for significant growth.
----------------------------------- ----------------------------------------------------------------- --------------------------
AXP(R) Variable Portfolio -         Long-term capital appreciation. Invests primarily in equity       AEFC, adviser; Goldman
Partners Small Cap  Value Fund      securities. Under normal market conditions, at least 80% of the   Sachs Asset Management,
                                    Fund's net assets will be invested in companies with market       L.P., Royce &
                                    capitalization of less than $2 billion or that fall within the    Associates, LLC, Donald
                                    range of the Russell 2000(R) Value Index.                         Smith & Co., Inc.,
                                                                                                      Franklin Portfolio
                                                                                                      Associates LLC and
                                                                                                      Barrow, Hanley,
                                                                                                      Mewhinney & Strauss,
                                                                                                      Inc., subadvisers.
----------------------------------- ----------------------------------------------------------------- --------------------------
AXP(R) Variable Portfolio - S&P     Long-term capital appreciation. Invests primarily in securities   AEFC
500 Index Fund                      of large-capitalization stocks of U.S. companies that are
                                    expected to provide investment results that correspond to the performance of the S&P 500(R) Index.
----------------------------------- ----------------------------------------------------------------- --------------------------
AIM V.I. Basic Value Fund, Series   Long-term growth of capital. Invests normally at least 65% of     A I M Advisors, Inc.
II Shares                           its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and are believed to be undervalued in relation to long-term earning power or other factors. The fund may invest up to 25% of its total assets in foreign securities.
----------------------------------- ----------------------------------------------------------------- --------------------------

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22   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
      ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

----------------------------------- ----------------------------------------------------------------- --------------------------
FUND NAME                           INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------- ---------------------------------------------------------------- ---------------------------
AIM V.I. Capital Development        Long-term growth of capital. Invests primarily in securities     A I M Advisors, Inc.
Fund,  Series II Shares             (including common stocks, convertible securities and bonds) of small- and medium-sized companies. The fund may invest up to
                                    25% of its total assets in foreign securities.
----------------------------------- ---------------------------------------------------------------- ---------------------------
AIM V.I. Mid Cap Core Equity        Long-term growth of capital. Invests normally at least  80% of   A I M Advisors, Inc.
Fund,  Series II Shares             its net assets, plus the amount of any borrowings for
                                    investment purposes, in equity securities, including
                                    convertible securities, of medium sized companies.  The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in
                                    investment grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities.
----------------------------------- ---------------------------------------------------------------- ---------------------------
AllianceBernstein VP Growth and     Reasonable current income and reasonable appreciation. Invests   Alliance Capital
Income Portfolio (Class B)          primarily in dividend-paying common stocks of good quality.      Management L.P.
----------------------------------- ---------------------------------------------------------------- ---------------------------
AllianceBernstein VP                Long-term growth of capital. Invests primarily in a              Alliance Capital
International Value Portfolio       diversified portfolio of foreign equity securities.              Management L.P.
(Class B)
----------------------------------- ---------------------------------------------------------------- ---------------------------
AllianceBernstein VP  Total         Achieve a high return through a combination of current income    Alliance Capital
Return Portfolio (Class B)          and capital appreciation. Invests primarily in  U.S.             Management L.P.
                                    government and agency obligations, bonds, fixed-income senior securities (including short- and long-term debt securities and preferred stocks to the extent their value is attributable to their fixed-income characteristics), and common stocks.
----------------------------------- ---------------------------------------------------------------- ---------------------------
American Century(R) VP Inflation    Capital growth with income as a secondary objective to protect   American Century
Protection,  Class II               against U.S. inflation.                                          Investment Management,
                                                                                                     Inc.
----------------------------------- ---------------------------------------------------------------- ---------------------------
American Century(R) VP Ultra,       Capital growth, with income as a secondary objective. Invests    American Century
Class II                            primarily in U.S. companies, but there is no limit on the        Investment Management,
                                    amount of assets the Fund can invest in foreign companies.       Inc.
----------------------------------- ---------------------------------------------------------------- ---------------------------
American Century(R)  VP Value,      Long-term capital growth, with income as a secondary             American Century
Class II                            objective. Invests primarily in stocks of companies that         Investment Management,
                                    management believes to be undervalued at the time of purchase.   Inc.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Colonial Small Cap Value Fund,      Long-term growth by investing primarily in smaller               Columbia Management
Variable Series, Class B            capitalization (small-cap) equities. Under normal market         Advisors, Inc.
                                    conditions, the Fund invests at least 80% of its net assets
                                    (plus any borrowings for investment purposes) in small-cap stocks. When purchasing securities for the Fund, the advisor generally chooses securities of companies it believes are
                                    undervalued. The Fund may invest up to 10% of its assets in foreign securities.
----------------------------------- ---------------------------------------------------------------- ---------------------------

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23   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
      ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

----------------------------------- ----------------------------------------------------------------- --------------------------
FUND NAME                           INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------- ---------------------------------------------------------------- ---------------------------
Columbia High Yield Fund,           High level of current income with capital appreciation as a      Columbia Management
Variable Series, Class B            secondary objective when consistent with the goal of high        Advisors, Inc.
                                    current income. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds,
                                    debentures and notes that are rated below investment grade, or unrated securities which the Fund's investment advisor has determined to be of comparable quality. No more than 10% of the Fund's total assets will normally be invested  in
                                    securities rated CCC or lower by S&P or Caa or lower by
                                    Moody's.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Dreyfus Investment Portfolios       The portfolio seeks investment results that are greater than     The Dreyfus Corporation
Midcap  Stock Portfolio,  Service   the total return performance of publicly traded common stocks
Share Class                         of medium-sized domestic companies in the aggregate, as
                                    represented by the Standard & Poor's Midcap 400 Index. The portfolio normally invests at least 80% of its assets in
                                    stocks of mid-size companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined
                                    investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of
                                    returns compared to the S&P 400 is a primary goal of the
                                    investment process.  The portfolio's stock investments may include common stocks, preferred stocks, convertible
                                    securities and depository receipts, including those issued in initial public offerings or shortly thereafter.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Dreyfus Variable Investment Fund    The portfolio seeks long-term capital growth consistent with     The Dreyfus Corporation -
Appreciation Portfolio, Service     the preservation of capital. Its secondary goal is current       Fayez Sarofim & Co. is
Share Class                         income. To pursue these goals, the portfolio normally invests    the portfolio's
                                    at least 80% of its assets in common stocks. The portfolio       sub-investment advisor
                                    focuses on "blue chip" companies with total market
                                    capitalizations of more than $5 billion at the time of
                                    purchase, including multinational companies. These established companies have demonstrated sustained patterns of
                                    profitability, strong balance sheets, an expanding global
                                    presence and the potential to achieve predictable,
                                    above-average earnings growth.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Dreyfus Variable Investment Fund    The portfolio seeks long-term capital growth. To pursue this     The Dreyfus Corporation
International Value Portfolio,      goal, the portfolio normally invests at least 80% of its
Service  Share Class                assets in stocks. The portfolio ordinarily invests most of its assets in securities of foreign companies which Dreyfus
                                    considers to be value companies. The portfolio's stock
                                    investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The portfolio may
                                    invest in companies of any size. The portfolio may also invest in companies located in emerging markets.
----------------------------------- ---------------------------------------------------------------- ---------------------------

--------------------------------------------------------------------------------
24   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
      ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

----------------------------------- ----------------------------------------------------------------- --------------------------
FUND NAME                           INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------- ---------------------------------------------------------------- ---------------------------
Fidelity(R) VIP Contrafund(R)       Seeks long-term capital appreciation. Normally invests           Fidelity Management &
Portfolio Service Class 2           primarily in common stocks. Invests in securities of companies   Research Company (FMR),
                                    whose value it believes is not fully recognized by the public.   investment manager; FMR
                                    Invests in either "growth" stocks or "value" stocks or both.     U.K. and FMR Far East,
                                    The fund invests in domestic and  foreign issuers.               sub-investment advisers.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Fidelity(R) VIP Growth Portfolio    Seeks to achieve capital appreciation. Normally invests          FMR, investment manager;
Service Class 2                     primarily in common stocks. Invests in companies that it         FMR U.K., FMR Far East,
                                    believes have above-average growth potential (stocks of these    sub-investment advisers.
                                    companies are often called "growth" stocks).  The Fund invests in domestic and foreign issuers.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Fidelity(R) VIP Investment Grade    Seeks as high of a level of current income as is consistent      FMR, investment manager;
Bond Portfolio Service Class 2      with the preservation of capital. Normally invests at least      FMR U.K., FMR Far East,
                                    80% of assets in investment-grade debt securities (those of      sub-investment advisers.
                                    medium and high quality) of all types and repurchase
                                    agreements for those securities.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Fidelity(R) VIP Mid Cap Portfolio   Long-term growth of capital. Normally invests primarily in       FMR, investment manager;
Service Class 2                     common stocks. Normally invests at least 80% of assets in        FMR U.K., FMR Far East,
                                    securities of companies with medium market capitalizations.      sub-investment advisers.
                                    May invest in companies with smaller or larger market
                                    capitalizations. Invests in domestic and foreign issuers. The
                                    Fund invests in either "growth" or "value" common stocks or both.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Fidelity(R) VIP Overseas            Long-term growth of capital. Normally invests primarily in       FMR, investment manager;
Portfolio Service Class 2           common stocks of foreign securities. Normally invests at least   FMR U.K., FMR Far East,
                                    80% of assets in non-U.S. securities.                            Fidelity International
                                                                                                     Investment Advisors
                                                                                                     (FIIA) and FIIA U.K.,
                                                                                                     sub-investment advisers.
----------------------------------- ---------------------------------------------------------------- ---------------------------
FTVIPT Franklin Income Securities   Maximize income while maintaining prospects for capital          Franklin Advisers, Inc.
Fund - Class 2                      appreciation. The Fund normally may invest in both debt and equity securities, including corporate, foreign and  U.S.
                                    Treasury bonds and stocks.
----------------------------------- ---------------------------------------------------------------- ---------------------------
FTVIPT Franklin Rising Dividends    Long-term capital appreciation, with preservation of  capital    Franklin Advisers, Inc.
Securities  Fund - Class 2          as an important consideration. The Fund normally invests at least 80% of its net assets in investments of  small
                                    capitalization (small cap) companies that have paid rising dividends.
----------------------------------- ---------------------------------------------------------------- ---------------------------
FTVIPT Franklin  Small-Mid Cap      Long-term capital growth. The Fund normally invests at least     Franklin Advisers, Inc.
Growth Securities Fund - Class 2    80% of its net assets in investments of small capitalization
                                    (small cap) and mid capitalization (mid cap) companies. For
(previously FTVIPT Franklin         this Fund, small-cap companies are those with market
Small Cap  Fund - Class 2)          capitalization values not exceeding $1.5 billion or the
                                    highest market capitalization value in the Russell 2000(R)
                                    Index, whichever is greater, at the time of purchase; and mid cap companies are companies with market capitalization values not exceeding $8.5 billion at the time of purchase.
----------------------------------- ---------------------------------------------------------------- ---------------------------

--------------------------------------------------------------------------------
25   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
      ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

----------------------------------- ----------------------------------------------------------------- --------------------------
FUND NAME                           INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------- ---------------------------------------------------------------- ---------------------------
FTVIPT Mutual Shares Securities     Capital appreciation, with income as a secondary goal.  The      Franklin Mutual Advisers,
Fund - Class 2                      Fund normally invests mainly in U.S. equity securities and       LLC
                                    substantially in undervalued stocks, risk arbitrage securities and distressed companies.
----------------------------------- ---------------------------------------------------------------- ---------------------------
FTVIPT Templeton Global Income      High current income, consistent with preservation of capital,    Franklin Advisers, Inc.
Securities  Fund - Class 2          with capital appreciation as a secondary consideration. The
                                    Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supra-national organizations and companies located anywhere in the world, including emerging markets.
----------------------------------- ---------------------------------------------------------------- ---------------------------
FTVIPT Templeton Growth             Long-term capital growth. The Fund normally  invests mainly in   Franklin Advisers, Inc.
Securities  Fund - Class 2          equity securities of companies located anywhere in the world, including those in the U.S. and  in emerging markets.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Goldman Sachs VIT  Mid Cap Value    The Goldman Sachs VIT Mid Cap Value Fund seeks long-term         Goldman Sachs Asset
Fund                                capital appreciation. The Fund invests, under normal             Management, L.P.
                                    circumstances, at least 80% of its net assets plus any
                                    borrowing for investment purposes (measured at time of
                                    purchase) in a diversified portfolio of equity investments in mid-capitalization issuers within the range of the market
                                    capitalization of companies constituting the Russell Midcap
                                    Value Index at the time of investments. If the market
                                    capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to sell the
                                    securities. The capitalization range of the Russell Midcap
                                    Value Index is currently between $276 million and  $14.9
                                    billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities of issuers in emerging countries, and securities quoted in foreign currencies.
----------------------------------- ---------------------------------------------------------------- ---------------------------
MFS(R) New Discovery Series -       Capital appreciation. Invests at least 65% of its net assets     MFS Investment
Service Class                       in equity securities of emerging growth companies.               Management(R)
----------------------------------- ---------------------------------------------------------------- ---------------------------
MFS(R) Total Return Series -        Above-average income consistent with the prudent employment of   MFS Investment
Service Class                       capital, with growth of capital and income as a secondary        Management(R)
                                    objective. Invests primarily in a combination of equity and fixed income securities.
----------------------------------- ---------------------------------------------------------------- ---------------------------
MFS(R) Utilities Series - Service   Capital growth and current income. Invests primarily in equity   MFS Investment
Class                               and debt securities of domestic and foreign companies in the     Management(R)
                                    utilities industry.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Oppenheimer Capital Appreciation    Capital appreciation. Invests in securities of well-known,       OppenheimerFunds, Inc.
Fund/VA, Service Shares             established companies.
----------------------------------- ---------------------------------------------------------------- ---------------------------

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26   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
      ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

----------------------------------- ----------------------------------------------------------------- --------------------------
FUND NAME                           INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------- ---------------------------------------------------------------- ---------------------------
Oppenheimer Global Securities       Long-term capital appreciation. Invests mainly in common         OppenheimerFunds, Inc.
Fund/VA, Service Shares             stocks of U.S. and foreign issuers that are "growth-type"
                                    companies, cyclical industries and special situations that are considered to have appreciation possibilities.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Oppenheimer Main Street Small Cap   Seeks capital appreciation. Invests mainly in common stocks of   OppenheimerFunds, Inc.
Fund/VA, Service Shares             small-capitalization U.S. companies that the fund's investment manager believes have favorable business trends or prospects.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Oppenheimer Strategic Bond          High level of current income principally derived from interest   OppenheimerFunds, Inc.
Fund/VA,  Service Shares            on debt securities. Invests mainly in three market sectors:
                                    debt securities of foreign governments and companies, U.S.
                                    government securities and lower-rated high yield securities of
                                    U.S. and foreign companies.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Putnam VT Health Sciences Fund -    Capital appreciation. The fund pursues its goal by investing     Putnam Investment
Class IB Shares                     mainly in common stocks of companies in the health sciences      Management, LLC
                                    industries, with a focus on growth stocks. Under normal
                                    circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies
                                    Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Putnam VT International Equity      Capital appreciation. The fund pursues its goal by investing     Putnam Investment
Fund -  Class IB Shares             mainly in common stocks of companies outside the United States   Management, LLC
                                    that Putnam Management believes have favorable investment
                                    potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Putnam VT Small Cap Value Fund -    Capital appreciation. The fund pursues its goal by investing     Putnam Investment
Class IB Shares                     mainly in common stocks of U.S. companies, with a focus on       Management, LLC
                                    value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in small companies of a size
                                    similar to those in the Russell 2000 Value Index.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Putnam VT Vista Fund - Class IB     Capital appreciation. The fund pursues its goal by investing     Putnam Investment
Shares                              mainly in common stocks of U.S. companies, with a focus on       Management, LLC
                                    growth stocks.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Van Kampen Life Investment Trust    Capital growth and income through investments in equity          Van Kampen Asset
Comstock Portfolio Class II Shares  securities, including common stocks, preferred stocks and        Management
                                    securities convertible into common and preferred stocks.
----------------------------------- ---------------------------------------------------------------- ---------------------------

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27   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
      ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

----------------------------------- ----------------------------------------------------------------- --------------------------
FUND NAME                           INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------- ---------------------------------------------------------------- ---------------------------
Van Kampen UIF  U.S. Real Estate    Above average current income and long-term capital               Morgan Stanley Investment
Portfolio Class II Shares           appreciation. Invests primarily in equity securities of          Management Inc., doing
                                    companies in the U.S. real estate industry, including  real      business as Van Kampen.
                                    estate investment trusts.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Wanger International Small Cap      Long-term growth of capital. Invests primarily in stocks of      Columbia Wanger Asset
                                    companies based outside the U.S. with market capitalizations     Management, L.P.
                                    of less than $3 billion at time of initial purchase.
----------------------------------- ---------------------------------------------------------------- ---------------------------
Wanger U.S. Smaller Companies       Long-term growth of capital. Invests primarily in stocks of      Columbia Wanger Asset
                                    small- and medium-size U.S. companies with market                Management, L.P.
                                    capitalizations of less than $5 billion at time of initial purchase.
----------------------------------- ---------------------------------------------------------------- ---------------------------

THE ONE-YEAR FIXED ACCOUNT

Unless an asset allocation program is in effect, you may also allocate purchase payments or transfer accumulated value to the one-year fixed account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Centurion Life annuities, product design, competition, and American Centurion Life's revenues and expenses. The guaranteed minimum interest rate offered will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

--------------------------------------------------------------------------------
28   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
             ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

BUYING YOUR CONTRACT

Your registered representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are age 85 or younger.

When you apply, you may select (if available):

o  the one-year fixed account and/or subaccounts in which you want to invest;

o  how you want to make purchase payments;

o  the length of the withdrawal charge schedule (5 or 7 years);

o  a beneficiary;

o  the optional Portfolio Navigator asset allocation program(1); and

o  one of the following Death Benefits:

   -  ROP Death Benefit; or

   -  MAV Death Benefit(2).

In addition, you may also select (if available in your state):

ANY ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):


o  Accumulation Protector Benefit(SM) rider


o  Guarantor(SM) Withdrawal Benefit rider(3)

o  Income Assurer Benefit(SM) - MAV rider(4)

o  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider(4)

o Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(4)

(1) There is no additional charge for this feature.

(2) Available if both you and the annuitant are age 79 or younger at contract issue.

(3) Available if you and the annuitant are age 79 or younger at contract issue.

(4) Available if the annuitant is age 75 or younger at contract issue.

The contract provides for allocation of purchase payments to the one-year fixed account and/or the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment and any purchase payment credit to the one-year fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make additional purchase payments to nonqualified and qualified annuities until the retirement date, subject to the contact's allowable maximum total purchase payments.


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29   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the effective contract date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

o  no  later  than  the   annuitant's   85th  birthday  or  the  tenth  contract
   anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

o for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT

   $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

   $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

   $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We will also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) Rider.


HOW TO MAKE PURCHASE PAYMENTS

  BY LETTER

Send your check along with your name and contract number to our home office:

REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

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30   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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

PURCHASE PAYMENT CREDITS

Contracts with a seven-year withdrawal charge schedule will receive a purchase payment credit with any payment made to the contract. If you have a seven-year withdrawal charge schedule, we apply a credit to your contract of 1% of your current payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contact is fully withdrawn. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. In no instance will the charge from the one-year fixed account exceed $30 in any contract year.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the one-year fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE                               QUALIFIED ANNUITIES        NONQUALIFIED ANNUITIES
ROP Death Benefit                                                          1.00%                          1.15%
MAV Death Benefit                                                          1.20                           1.35

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE
ROP Death Benefit                                                          1.20%                          1.35%
MAV Death Benefit                                                          1.40                           1.55

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31   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE

We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payments begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each asset allocation model for new contract holders. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you change your Portfolio Navigator asset allocation model after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator asset allocation model after we have exercised our rights to charge a separate rider charge for each model.

If you choose the Elective Step Up or change your Portfolio Navigator model after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE


THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE "OPTIONAL BENEFITS").


We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Guarantor(SM) Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payments begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

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32   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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

Currently the Guarantor(SM) Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each asset allocation model for new contract owners. The Guarantor(SM) Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor(SM) Withdrawal Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you change your Portfolio Navigator asset allocation model after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator asset allocation model after we have exercised our rights to charge a separate rider charge for each model.

If you choose the Elective Step Up or change your Portfolio Navigator model after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

If you choose to step up before the third contract anniversary, the Guarantor(SM) Withdrawal Benefit rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the Elective Step Up.

The fee does not apply after annuity payouts begin.

INCOME ASSURER BENEFIT(SM) RIDER FEE

We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(SM) is as follows:

                                                                          MAXIMUM                      CURRENT
Income Assurer Benefit(SM) - MAV                                            1.50%                      0.30%
Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                   1.75                       0.60
Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base 2.00                       0.65

We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit(SM) fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit(SM) charge does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model for new contract owners but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit(SM) charge after the rider effective date, unless you change your Portfolio Navigator model after we have exercised our rights to increase the charge and/or charge a separate charge for each model. If you decide to change your Portfolio Navigator model after we have exercised our rights to increase the charge for new contract owners, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for the rider will be restarted if you elect to change your asset allocation model to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Income Assurer Benefit(SM) Riders"). The fee does not apply after annuity payouts begin or the Income Assurer Benefit(SM) terminates.

For an example of how each Income Assurer Benefit(SM) rider fee is calculated, see Appendix A.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years, depending on which withdrawal charge schedule you select when you purchase the contract (See "Expense Summary").


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33   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Guarantor(SM) Withdrawal Benefit rider:

CONTRACTS WITHOUT GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

o  10% of the contract value on the prior contract anniversary*; and

o  current contract earnings.

CONTRACTS WITH GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

o  10% of the contract value on the prior contract anniversary*;

o  current contract earnings; and

o  the Remaining Benefit Payment.

* We consider your initial purchase payment and purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (See "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

For an example, see Appendix B.

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

o  withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o if you elected the Guarantor(SM) Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

o contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

o withdrawals made as a result of one of the "Contingent events"* described below (see your contract for additional conditions and restrictions);

o  amounts we refund to you during the free look period;* and

o  death benefits.

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

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34   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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

CONTINGENT EVENTS

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

THE ONE-YEAR FIXED ACCOUNT

We value the amounts you allocate to the one-year fixed account directly in dollars. The value of the one-year fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account;

o  plus any purchase payment credits allocated to the one-year fixed account;

o  plus interest credited;

o minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

o  minus any prorated portion of the contract administrative charge; and

o minus the prorated portion of the fee for any of the following optional benefits you have selected:


   o  Accumulation Protector Benefit(SM) rider;


   o  Guarantor(SM) Withdrawal Benefit rider; or

   o  Income Assurer Benefit(SM) rider.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

--------------------------------------------------------------------------------
35   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;

o  any purchase payment credits allocated to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial withdrawals;

o  withdrawal charges;

and the deduction of a prorated portion of:

o  the contract administrative charge; and

o  the fee for any of the following optional benefits you have selected:


   o  Accumulation Protector Benefit(SM) rider;


   o  Guarantor(SM) Withdrawal Benefit rider; or

   o  Income Assurer Benefit(SM) rider.

Accumulation unit values will fluctuate due to:

o  changes in fund net asset value;

o  fund dividends distributed to the subaccounts;

o  fund capital gains or losses;

o  fund operating expenses; and

o mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS
                                                                                                         NUMBER
                                                             AMOUNT          ACCUMULATION               OF UNITS
                                            MONTH           INVESTED          UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month ...                    Jan              $ 100              $ 20                    5.00

                                             Feb                100                18                    5.56

you automatically buy more                   Mar                100                17                    5.88
units when the per unit market
price is low ...                   ---->     Apr                100                15                    6.67

                                             May                100                16                    6.25

                                             Jun                100                18                    5.56

                                             Jul                100                17                    5.88

                                             Aug                100                19                    5.26
and fewer units when the per
unit market price is high.         ---->     Sept               100                21                    4.76

                                             Oct                100                20                    5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

--------------------------------------------------------------------------------
36   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your registered representative.

Automated dollar-cost averaging is not available when a Portfolio Navigator asset allocation model is in effect (see "Asset Allocation Program" below).

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the one-year fixed account, except under any Portfolio Navigator asset allocation model. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your registered representative.

Different rules apply to asset rebalancing under a Portfolio Navigator asset allocation model (see "Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM

We currently offer an asset allocation program called Portfolio Navigator. You may elect to participate in this asset allocation program, and there is no additional charge if you elect it. If you purchase an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you are required to participate in the asset allocation program under the terms of the rider. If you are required to participate in the asset allocation program under the terms of a rider, there is no additional charge.

This asset allocation program allows you to allocate your contract value to an asset allocation model portfolio that consists of subaccounts and/or the one-year fixed account that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

Your registered representative can help you determine which asset allocation model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five asset allocation model portfolios ranging from conservative to aggressive. You may not use more than one asset allocation model portfolio at a time. You are allowed to request a change to another asset allocation model portfolio twice per contract year. Each asset allocation model portfolio specifies allocation percentages to each of the subaccounts and the one-year fixed account that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your purchase payments and purchase payment credits in the subaccounts and the one-year fixed account according to the allocation percentages stated for the specific asset allocation model portfolio you have selected. You also authorize us to automatically rebalance your contract values quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the asset allocation model portfolio.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. However, you cannot elect to participate in the asset allocation program again until nine months after the date you discontinue your participation in the asset allocation program.

We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you. If permitted under applicable securities law, we reserve the right to:

o automatically reallocate your current asset allocation model portfolio to an updated version of your current asset allocation model portfolio; or,

o reallocate your current asset allocation model portfolio to an updated version of your current asset allocation model portfolio with your consent.


We also reserve the right to discontinue the asset allocation program for those who elect to participate in it while maintaining the asset allocation program, or a similar program, for contract owners who have selected an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider. We will give you 30 days' written notice of any such change.


--------------------------------------------------------------------------------
37   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

REQUIRED USE OF ASSET ALLOCATION PROGRAM WITH CERTAIN OPTIONAL BENEFITS


If you are required to participate in the asset allocation program because you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted in accordance with the terms of the rider as summarized below:

o ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the asset allocation model portfolios. The rider automatically ends at the end of the waiting period. You may discontinue the use of an asset allocation program at that time. At all other times if you do not want to participate in any of the asset allocation model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IS IN EFFECT.


o GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the asset allocation model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the asset allocation model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

o INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the asset allocation model portfolios. At all other times if you do not want to participate in any of the asset allocation model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator asset allocation model is in effect.

You may transfer contract value from any one subaccount to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the one-year fixed account.) The date your request to transfer will be processed depends on when we receive it. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

--------------------------------------------------------------------------------
38   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o  requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o  not accepting telephone or electronic transfer requests;

o  requiring a minimum time period between each transfer;

o  not accepting transfer requests of an agent acting under power of attorney;

o  limiting the dollar amount that you may transfer at any one time; or

o  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners, uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.

IN ADDITION TO THE MARKET TIMING POLICY WE APPLY TO DISCOURAGE FREQUENT TRANSFERS AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT, THE FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT MAY HAVE ADOPTED THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT WHETHER A PARTICULAR UNDERLYING FUND HAS ADOPTED A MARKET TIMING POLICY, WHAT THAT POLICY IS IF ONE HAS BEEN ADOPTED, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, SEE THAT FUND'S PROSPECTUS.

--------------------------------------------------------------------------------
39   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o If you select a variable annuity payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to our home office:

REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your registered representative can help you set up automated transfers or partial withdrawals among your one-year fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

o Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o Automated withdrawals may be restricted by applicable law under some contracts.

o  You  may  not  make  additional   purchase   payments  if  automated  partial
   withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

--------------------------------------------------------------------------------
40   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

3 BY PHONE

Call between 8 a.m. and 4:30 p.m. Eastern time:
(800) 504-0469

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the Guarantor(SM) Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").

In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value. You may request that a partial withdrawal be taken from one or more investment options unless an asset allocation program is in effect for your contract. After executing a partial withdrawal, the value in the one-year fixed account and each subaccount must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o  payable to you;

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

--------------------------------------------------------------------------------
41   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM), the rider will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit(SM) rider and the Guarantor(SM) Withdrawal Benefit rider will continue upon transfer of ownership of the annuity contract (see "Optional Benefits").


BENEFITS IN CASE OF DEATH

You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contact:

o  Return of Purchase Payments (ROP) Death Benefit; or

o  Maximum Anniversary Value (MAV) Death Benefit.

If both you and the annuitant are 79 or younger at contract issue, you may select either death benefit. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that you elect in your contract. The death benefit you elect determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

For an example of how each death benefit is calculated, see Appendix C.

--------------------------------------------------------------------------------
42   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

      ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =             PW X DB
                                                                                        -------------------
                                                                                                CV

      PW = the partial withdrawal including any applicable withdrawal charge.

      DB = the death benefit on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total payments and purchase payment credits made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

 RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments and purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values:

1. contract value; or

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals.

 MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the MAV on the date of death.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Accumulation Protector Benefit(SM) rider and the Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.


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QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five-year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   o the beneficiary asks us in writing within 60 days after we receive proof of death; and

   o  payouts begin no later than one year following the year of your death; and

   o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

------------------------------------ --------------------------------------
ON THE BENEFIT DATE, IF:             THEN YOUR ACCUMULATION PROTECTOR
                                     BENEFIT(SM) RIDER BENEFIT IS:
------------------------------------ --------------------------------------
The Minimum Contract Accumulation    The contract value is increased on
Value (defined below) as             the benefit date to equal the
determined under the Accumulation    Minimum Contract Accumulation Value
Protector Benefit(SM) rider is       as determined under the Accumulation
greater than your contract value,    Protector Benefit(SM) rider on the
                                     benefit date.
------------------------------------ --------------------------------------
The contract value is equal to or    Zero; in this case, the Accumulation
greater than the  Minimum Contract   Protector Benefit(SM) rider  ends
Accumulation Value as determined     without value and no benefit is
under the Accumulation Protector     payable.
Benefit(SM) rider,
------------------------------------ --------------------------------------

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.

You may elect the Accumulation Protector Benefit(SM) at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit(SM) may not be purchased with the optional Guarantor(SM) Withdrawal Benefit rider or any Income Assurer Benefit(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. This feature of the Accumulation Protector Benefit(SM) may not be available in all states.


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You should consider whether an Accumulation Protector Benefit(SM) rider is appropriate for you because:

o you must elect one of the asset allocation models of the Portfolio Navigator. This requirement limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program");

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;

o if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy required minimum distributions, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;

o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will restart if you exercise the Elective Step Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step Up (described below); and

o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

Be sure to discuss with your registered representative whether a Accumulation Protector Benefit(SM) rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

The 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

Your initial MCAV is equal to your initial purchase payment and purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or


2. the MCAV immediately prior to the Automatic Step Up.

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


The Automatic Step Up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The Automatic Step Up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).


ELECTIVE STEP UP OPTION


Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time for new contract holders. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the Elective Step up option was exercised.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.


SPOUSAL CONTINUATION


If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.


TERMINATING THE RIDER


The rider will terminate under the following conditions:

   The rider will terminate before the benefit date without paying a benefit on the date:


   o  you take a full withdrawal; or

   o  annuitization begins; or


   o  the contract terminates as a result of the death benefit being paid.

   The rider will terminate on the benefit date.


For an example, see Appendix D.

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge. The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

o withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

o  the Guaranteed Benefit Amount will be adjusted as described below; and

o  the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Withdrawal Charges"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death").

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


An annual Elective Step Up option is available for 30 days after the contract anniversary. This option allows you to step up the Remaining Benefit Amount and Guaranteed Benefit Amount to:

o the contract value on the valuation date we receive your written request to step up (Rider A)(1); or


o  the contract value on the contract anniversary date (Rider B)(1).


(1) We currently offer two versions of this benefit, Rider A and Rider B. Before June 20, 2005 we only offered Rider B. We began offering Rider A and discontinued offering Rider B on June 20, 2005. If you purchased a contract with this optional benefit rider before June 20, 2005, the references to Rider B generally apply to your contract (see the rider attached to your contract for the actual terms of the benefit you purchased). The discussion about this benefit and how it works applies generally to both riders unless otherwise noted.

The annual Elective Step Up is subject to the following rules:


o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

o if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the Guaranteed Benefit Amount and Remaining Benefit Amount headings below; and

o you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.


If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator asset allocation model, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.


You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

o you must elect one of the asset allocation models of the Portfolio Navigator. This requirement limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program");

o withdrawals before age 59 1/2 may incur an IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distribution Requirements"). If you have a qualified annuity, you may need to take a minimum distribution that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the Guaranteed Benefit Amount and the Remaining Benefit Amount. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o  we restrict cumulative additional purchase payments to $100,000.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

o at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;



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o   when you make a  partial  withdrawal  -- if all of your  withdrawals  in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:

    GBA EXCESS WITHDRAWAL PROCEDURE

    The GBA will automatically be reset to the lesser of (a) the GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments and the excess withdrawal procedure results in a reduction of the total GBA, each payment's GBA will be reset in the following manner:

    1. If the contract value before the excess withdrawal is less than or equal to the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset equal to that payment's Remaining Benefit Amount after the withdrawal.

    2. If the contract value before the excess withdrawal is greater than the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset to that payment's Remaining Benefit Amount after the withdrawal plus (a) times (b) divided by (c), where:

        (a) is the total GBA after the withdrawal less the total Remaining Benefit Amount after the withdrawal;

        (b) is the ratio of that payment's GBA before the withdrawal to that payment's Remaining Benefit Amount before the withdrawal minus one, and

        (c) is the sum of the values as determined in (b) for each individual payment before the withdrawal.

o   at step up -- (see "Elective Step Up" below).

REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

o at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

    RBA EXCESS WITHDRAWAL PROCEDURE

    The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

    If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

    The withdrawal amount up to the Remaining Benefit Payment (defined below) is taken out of each RBA bucket in proportion to its Remaining Benefit Payment at the time of the withdrawal; and the withdrawal amount above the Remaining Benefit Payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

o   at step up -- (see "Elective Step Up" below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

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REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP


You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. NOTE THAT SPECIAL RULES, DESCRIBED ABOVE, MAY LIMIT ELECTIVE STEP UPS IN THE FIRST 3 CONTRACT YEARS.

Depending on whether you have Rider A or Rider B, the elective step up will be determined as follows:

RIDER A

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA.

The effective date of the step up is the valuation date we receive your written request to step up.

The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

The GBA will be increased to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.


RIDER B

You may only step up if your contract anniversary value is greater than the RBA.

The effective date of the step up is the contract anniversary.

The RBA will be increased to an amount equal to the contract anniversary value.

The GBA will be increased to an amount equal to the greater of the GBA immediately before the step up or the contract anniversary value.

The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.


RIDER A

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider for new contract holders, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.



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RIDER B

A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

The special spousal continuation step up is not available to non-spouse beneficiaries that continue the contract.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Internal Revenue Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

o  you will be paid according to the annuity payout option described above;

o  we will no longer accept additional purchase payments;

o  you will no longer be charged for the rider;

o  any attached death benefit riders will terminate; and

o the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.

Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges.


For an example, see Appendix E.


INCOME ASSURER BENEFIT(SM) RIDERS

There are three optional Income Assurer Benefit(SM) riders available under your contract:

o  Income Assurer Benefit(SM) - MAV;

o  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

o  Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit(SM) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.

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You should consider whether an Income Assurer Benefit(SM) rider is appropriate for you because:

o you must elect one of the asset allocation models of the Portfolio Navigator. This requirement limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program");

o if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit(SM) is appropriate for you (see "Taxes -- Qualified Annuities -- Required Minimum Distributions."). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit(SM) rider with a qualified annuity;

o you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period;

o the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday; and

o the 10-year waiting period will be restarted if you elect to change asset allocation models to one that causes the Income Assurer Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) you select (see "Charges -- Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The Accumulation Protector Benefit(SM) and Guarantor(SM) Withdrawal Benefit riders are not available with any Income Assurer Benefit(SM) rider. Be sure to discuss with your registered representative whether an Income Assurer Benefit(SM) rider is appropriate for your situation.


HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(SM) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under Contract Data and will include the AXP(R) Variable Portfolio - Cash Management and/or the one-year fixed account. Excluded Investment Options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal, and

(b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment Options under Contract Data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change the Portfolio Navigator asset allocation model to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Charges -- Income Assurer Benefit(SM)").

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THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER
BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:

o you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the Waiting Period;

o  the annuitant on the retirement date must be between 50 to 86 years old; and

o you can only take an annuity payment in one of the following annuity payment plans:

   1) Plan A -- Life Annuity - No Refund;

   2) Plan B -- Life Annuity with Ten or Twenty Years Certain;

   3) Plan D -- Joint and Last Survivor Life Annuity - No Refund;

   4) Plan D -- Joint and Last Survivor Life Annuity with Twenty Years Certain;
                or

   5) Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payments with a guaranteed minimum initial payment or a combination of the two options.

Fixed annuity payments under this rider will occur at the guaranteed annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate. These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables.") Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

    P SUB(t-1) (1 + i)
    -----------------   =  P SUB(t)
          1.05

      P SUB(t-1) = prior annuity payout

      P SUB(t)   = current annuity payout

      i          = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 3.5% assumed investment rate. If your subaccount performance equals 3.5%, your annuity variable payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous variable annuity payout.

TERMINATING THE RIDER

Rider termination conditions are:

o you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you may terminate the rider any time after the expiration of the waiting period;

o the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

o the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

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YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT(SM) - MAV

The guaranteed income benefit base for the Income Assurer Benefit(SM) - MAV is the greatest of these three values:

1. contract value; or

2. the total purchase payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments; or

2. total purchase payments plus purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greatest of these three values:

1. contract value; or

2. the total purchase payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

o the total purchase payments and purchase payment credits made to the protected investment options; minus adjusted partial withdrawals and transfers from the protected investment options; plus

o an amount equal to 5% of your initial purchase payment and purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment and purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and



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53   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

This method is greater than a dollar-for-dollar reduction, and could potentially deplete the maximum benefit faster than a dollar-for-dollar reduction.

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments (described above); or

2. total purchase payments and purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor, less 5% Adjusted Excluded Payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greatest of these four values:

1. the contract value;

2. the total purchase payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

3. the MAV (described above); or

4. the 5% variable account floor (described above).

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

1. contract value less the Market Value Adjusted Excluded Payments;

2. total purchase payments and purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

3. the MAV, less Market Value Adjusted Excluded Payments (described above); or

4. the 5% Variable Account Floor, less 5% Adjusted Excluded Payments (described above).


For an example of how each Income Assurer Benefit(SM) is calculated, see Appendix F.


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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o  the annuity payout plan you select;

o  the annuitant's age and, in most cases, sex;

o  the annuity table in the contract; and

o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate (if your contract does not have a 5-year withdrawal charge schedule and a MAV Death Benefit) for the 3.5% Table A. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 3.5 % assumed interest rate results in a lower initial payment, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.


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55   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit(SM).

o PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

O PLAN B - LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly payments for a guaranteed payout period of twenty years. If the annuitant dies, we will continue to pay the beneficiary until the 20-year period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

O PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: Monthly annuity payments will be paid during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies we will continue to make monthly payments during the lifetime of the survivor. If the survivor dies before we have made payments for 20 years, we continue to make payments to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payment is made.

o PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (EXCEPTION: If you have an Income Assurer Benefit(SM) and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 6.00% and 7.85% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

O GUARANTOR(SM) WITHDRAWAL BENEFIT - ANNUITY PAYOUT OPTION: If you have a Guarantor(SM) Withdrawal Benefit rider under your contract, you may elect the Guarantor(SM) Withdrawal Benefit fixed annuity payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary.

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56   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part of your nonqualified contract before your annuity payouts begin, including withdrawals under the Guarantor Withdrawal Benefit(SM) rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds your investment.

If you withdraw all of your nonqualified contract before annuity payouts begin, including withdrawals under the Guarantor Withdrawal Benefit(SM) rider, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds your investment.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


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57   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death or, in the event of non-natural ownership, the death of the annuitant;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o  if it is allocable to an investment before Aug. 14, 1982; or

o  if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

State withholding also may be imposed on taxable distributions.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

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58   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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REQUIRED MINIMUM DISTRIBUTIONS: IRAs and TSAs are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o  the payout is a minimum distribution required under the Code;

o  the payout is made on account of an eligible hardship; or

o  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment after you attain age 55 (TSAs only); or

o  to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified contract.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN CENTURION LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


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59   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by

o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;

o  the existing funds become unavailable; or

o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o  add new subaccounts;

o  combine any two or more subaccounts;

o  transfer assets to and from the subaccounts or the variable account; and

o  eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

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60   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

SALES OF THE CONTRACT

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the contract.

o We and AEFA have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its registered representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS

o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.5% each time a purchase payment is made. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1.5% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o We may utilize other or additional compensation plans with certain selling firms, including compensation plans that pay the selling firm additional compensation when it achieves volume goals we set. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest for the selling firm.

o We may pay commissions or other forms of compensation to broker-dealers to provide sales related services including but not limited to product training and sales support.

o In addition to commissions, we may, as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation.

SOURCES OF PAYMENTS TO SELLING FIRMS

o We pay the commissions and other compensation described above from our assets.

o  Our assets may include:

   o revenues we receive from fees and expenses we charge contract owners. These fees and expenses include Contract Owner Transaction Expenses (withdrawal charges), Annual Variable Account Expenses (mortality and expense risk fees and variable account administrative charge) and Other Annual Expenses (annual contract administrative charge and fees for optional riders) (see "Expense Summary"); and,

   o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "Expense Summary -- Annual Operating Expenses of the Funds -- Compensation Disclosure"); and,

   o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds -- Fund Selection"); and,

   o revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   o fees and expenses we collect from contract owners, including withdrawal charges; and,

   o fees and expenses charged by the underlying funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.


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61   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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POTENTIAL CONFLICTS OF INTEREST

Compensation Payment Arrangements with Selling Firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their registered representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause selling firms to grant us access to its registered representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO REGISTERED REPRESENTATIVES

o The selling firm pays its registered representatives. The selling firm decides the compensation and benefits it will pay its registered representatives.

o To inform yourself of any potential conflicts of interest, ask the registered representative before you buy, how the selling firm and its registered representative are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York.

American Centurion Life pays commissions for the sales of contracts to the insurance agencies who have entered into distribution agreements with American Centurion Life and AEFA. These commissions will not be more than 7.5% of purchase payments it receives on the contracts. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

The SEC, the NASD and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Centurion Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Centurion Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Centurion Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

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62   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS AND ONE-YEAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.


THE EXAMPLES OF DEATH BENEFITS AND OPTIONAL RIDERS IN APPENDICES D THROUGH F INCLUDE A PARTIAL WITHDRAWAL TO ILLUSTRATE THE EFFECT OF A PARTIAL WITHDRAWAL ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER THE RIDER IS PART OF A QUALIFIED CONTRACT. QUALIFIED CONTRACTS ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES WHICH MAY REQUIRE YOU TO TAKE PARTIAL WITHDRAWALS FROM THE CONTRACT (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS"). IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS AND/OR OPTIONAL RIDERS TO A QUALIFIED CONTRACT, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.



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63   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
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APPENDIX A: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

ASSUMPTIONS:

o You purchase the contract with a payment of $50,000 on Jan. 1, 2005 and we add a $500 purchase payment credit. You allocate all of your payment to the Protected Investment Options and make no transfers, add-ons or withdrawals. You select a seven-year withdrawal charge schedule; and

o on Jan. 1, 2006 (the first contract anniversary) your total contract value is $55,545; and

o on Jan. 1, 2007 (the second contract anniversary) your total contract value is $53,270.

WE WOULD CALCULATE THE GUARANTEED INCOME BENEFIT BASE FOR EACH INCOME ASSURER BENEFIT(SM) ON THE SECOND ANNIVERSARY AS FOLLOWS:

THE INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                           $50,500
   Contract value on the second anniversary:                                                                   $53,270
   Maximum Anniversary Value:                                                                                  $55,545
---------------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE                                             $55,545

THE INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE
IS THE GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                           $50,500
   Contract value on the second anniversary:                                                                   $53,270
   5% Variable Account Floor = 1.05 x 1.05 x $50,500                                                           $55,676
---------------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE                                 $55,676

THE INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE

IS THE GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                           $50,500
   Contract value on the second anniversary:                                                                   $53,270
   Maximum Anniversary Value:                                                                                  $55,545
   5% Variable Account Floor = 1.05 x 1.05 x $50,000                                                           $55,676
---------------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE $55,676

THE INCOME ASSURER BENEFIT(SM) FEE DEDUCTED FROM YOUR CONTRACT VALUE WOULD BE:

INCOME ASSURER BENEFIT(SM) - MAV FEE =                                                       0.30% X $55,545 = $166.64
INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE FEE =                              0.60% X $55,676 = $334.06
INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE FEE =            0.65% X $55,676 = $361.89


--------------------------------------------------------------------------------
64   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.


--------------------------------------------------------------------------------
65   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

o We receive a single $50,000 purchase payment on Jan. 1, 2005 and we add a purchase payment credit of $500; and

o  the contract anniversary date is Jan. 1 each year; and

o you withdraw the contract for its total value on July 1, 2008, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

o  you have made no withdrawals prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                CONTRACT WITH GAIN        CONTRACT WITH LOSS

                                   Contract Value at time of full withdrawal:          $60,000.00                $40,000.00

                                         Contract Value on prior anniversary:           58,000.00                 42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

                                                      Current Contract Value:           60,000.00                 40,000.00

                                 less purchase payment still in the contract:           50,000.00                 50,000.00
                                                                                       ----------                ----------
                            Earnings in the contact (but not less than zero):           10,000.00                      0.00

STEP 2. Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:

                                                    Earnings in the contract:           10,000.00                      0.00

                               10% of the prior anniversary's Contract Value:            5,800.00                  4,200.00
                                                                                       ----------                ----------
                                                                         TFA:           10,000.00                  4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

              XSF =  amount by which 10% of the prior anniversary's
                     contract value exceeds earnings                                         0.00                  4,200.00

              ACV =  amount withdrawn in excess of earnings                             50,000.00                 40,000.00

               CV =  total contract value just prior to current withdrawal              60,000.00                 40,000.00

              TFA =  from Step 2                                                        10,000.00                  4,200.00

            PPNPW =  purchase payment not previously withdrawn                          50,000.00                 50,000.00

STEP 4.  We then calculate the withdrawal charge as:

                                                                         PPW:           50,000.00                 50,000.00

                                                                    less XSF:               (0.00)                (4,200.00)
                                                                                       ----------                ----------
                                amount of PPW subject to a withdrawal charge:           50,000.00                 45,800.00

                                    multiplied by the withdrawal charge rate:              x 7.0%                    x 7.0%
                                                                                       ----------                ----------
                                                           withdrawal charge:            3,500.00                  3,206.00

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:           60,000.00                 40,000.00

                                                           WITHDRAWAL CHARGE:           (3,500.00)                (3,206.00)

                             Contract charge (assessed upon full withdrawal):              (40.00)                   (40.00)
                                                                                       ----------                ----------

                                                NET FULL WITHDRAWAL PROCEEDS:          $56,460.00                $36,754.00

--------------------------------------------------------------------------------
66   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

o We receive a single $50,000 purchase payment on Jan. 1, 2005 and we add a purchase payment credit of $500; and

o  the contract anniversary date is Jan. 1 each year; and

o you request a partial withdrawal of $15,000 on July 1, 2008, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

o  you have made no withdrawals prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                   CONTRACT WITH GAIN      CONTRACT WITH LOSS
                                Contract Value at time of partial withdrawal:          $60,000.00                $40,000.00

                                         Contract Value on prior anniversary:           58,000.00                 42,000.00

STEP 1. First, we determine the amount of earnings available in the CONTRACT at the time of withdrawal as:

                                                      Current Contract Value:           60,000.00                 40,000.00

                                 less purchase payment still in the contract:           50,000.00                 50,000.00
                                                                                       ----------                ----------
                            Earnings in the contact (but not less than zero):           10,000.00                      0.00

STEP 2. Next, we determine the TFA available in the contract as the GREATEST of the following values:

                                                    Earnings in the contract:           10,000.00                      0.00

                               10% of the prior anniversary's Contract Value:            5,800.00                  4,200.00
                                                                                       ----------                ----------
                                                                         TFA:           10,000.00                  4,200.00

STEP 3. Now we can determine how much of the purchase payment and PURCHASE payment credit is being withdrawn (PPW) as:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

              XSF =  amount by which 10% of the prior anniversary's
                     contract value exceeds earnings                                         0.00                  4,200.00

              ACV =  amount withdrawn in excess of earnings                              5,376.34                 16,062.31

               CV =  total contract value just prior to current withdrawal              60,000.00                 40,000.00

              TFA =  from Step 2                                                        10,000.00                  4,200.00

            PPNPW =  purchase payment not previously withdrawn                          50,000.00                 50,000.00

STEP 4.  We then calculate the withdrawal charge as:

                                                                         PPW:            5,376.34                 19,375.80

                                                                    less XSF:               (0.00)                (4,200.00)
                                                                                       ----------                ----------
                                amount of PPW subject to a withdrawal charge:            5,376.34                 15,175.80

                                    multiplied by the withdrawal charge rate:              x 7.0%                    x 7.0%
                                                                                       ----------                ----------
                                                           withdrawal charge:              376.34                  1,062.31

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:           15,376.34                 16,062.31

                                                           WITHDRAWAL CHARGE:             (376.34)                (1,062.31)
                                                                                       ----------                ----------

                                                NET FULL WITHDRAWAL PROCEEDS:          $15,000.00                $15,000.00

--------------------------------------------------------------------------------
67   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX C: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:

o You purchase the contract on Jan. 1, 2005 with a payment of $20,000 and select a seven-year withdrawal charge schedule. We add a $200 purchase payment credit; and

o on Jan. 1, 2006 you make an additional purchase payment of $5,000 and we add a purchase payment credit of $50; and

o on March 1, 2006 the contract value falls to $22,000 and you take a $1,500 partial withdrawal (including withdrawal charges); and

o  on March 1, 2007 the contract value grows to $23,000.

   WE CALCULATE THE ROP DEATH BENEFIT ON MARCH 1, 2007 AS FOLLOWS:

   1. CONTRACT VALUE AT DEATH:                                                                              $23,000.00
                                                                                                            ==========

   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS, MINUS ADJUSTED PARTIAL WITHDRAWALS:

      Total purchase payments and purchase payment credits:                                                 $25,250.00

      minus adjusted partial withdrawals calculated as:

         $1,500 x $25,250  =                                                                                 -1,721.59
         ----------------                                                                                     --------
              $22,000

      for a death benefit of:                                                                               $23,528.41
                                                                                                            ==========

   ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:                                                 $23,528.41

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:

o You purchase the contract on Jan. 1, 2005 with a payment of $20,000 and select a seven-year withdrawal charge schedule. We add a purchase payment credit of $200; and

o on Jan. 1, 2006 (the first contract anniversary) the contract value grows to $24,000; and

o on March 1, 2006 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal (including withdrawal charges), leaving a contract value of $20,500.

   WE CALCULATE THE MAV DEATH BENEFIT ON MARCH 1, 2006, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:

   1. CONTRACT VALUE AT DEATH:                                                                              $20,500.00
                                                                                                            ==========

   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS MINUS ADJUSTED PARTIAL WITHDRAWALS:

      Total purchase payments and purchase payment credits:                                                 $20,200.00

      minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $20,200  =                                                                                 -1,377.27
         ----------------                                                                                     --------
              $22,000

      for a death benefit of:                                                                               $18,822.73
                                                                                                            ==========

   3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:

      Greatest of your contract anniversary contract values:                                                $24,000.00

      plus purchase payments and credits made since that anniversary:                                            +0.00

      minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $24,000  =                                                                                 -1,636.36
         ----------------                                                                                     --------
              $22,000

      for a death benefit of:                                                                               $22,363.64
                                                                                                            ==========

   THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE  THREE VALUES, WHICH IS THE MAV:                        $22,363.64
                                                                                                                      ----------

--------------------------------------------------------------------------------
68   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER


AUTOMATIC STEP UP


This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract anniversaries. These increases occur because of the Automatic Step Up feature of the rider. The Automatic Step Up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the Benefit Date.


ASSUMPTIONS:


o You purchase a contract with a seven-year withdrawal schedule with a payment of $123,762 on Jan. 1, 2005 and receive a purchase payment credit of $1,238; and


o  you make no additional purchase payments to the contract; and


o you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and

o  you do not exercise the Elective  Step Up Option  available  under the rider;
   and


o  you do not change asset allocation models.


Based on these assumptions, the Waiting Period expires at the end of the 10th contract year. The rider then ends. On the Benefit Date, Jan. 1, 2015, the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.

                                                                                     HYPOTHETICAL HYPOTHETICAL
                                          PURCHASE                    MCAV ADJUSTED     ASSUMED      ASSUMED
                                         PAYMENTS &      PARTIAL         PARTIAL       NET RATE     CONTRACT
DATE                                       CREDITS      WITHDRAWALS    WITHDRAWAL      OF RETURN      VALUE          MCAV
Jan. 1, 2005                            $125,000        $   NA         $   NA             NA         $125,000       $125,000
Jan. 1, 2006                                   0             0              0            12.0%        140,000        125,000
Jan. 1, 2007                                   0             0              0            15.0%        161,000        128,800(2)
Jan. 1, 2008                                   0             0              0             3.0%        165,830        132,664(2)
Jan. 1, 2009                                   0             0              0            -8.0%        152,564        132,664
Jan. 1, 2010                                   0         2,000          2,046           -15.0%        127,679        130,618
Jan. 1, 2011                                   0             0              0            20.0%        153,215        130,618
Jan. 1, 2012                                   0             0              0            15.0%        176,197        140,958(2)
Jan. 1, 2013                                   0         5,000          4,444           -10.0%        153,577        136,513
Jan. 1, 2014                                   0             0              0           -20.0%        122,862        136,513
JAN. 1, 2015(1)                                0             0              0           -12.0%        108,118        136,513


(1) The APB Benefit Date.


(2) These values indicate where the Automatic Step Up feature increased the MCAV.


IMPORTANT INFORMATION ABOUT THIS EXAMPLE:


o If the actual rate of return during the Waiting Period causes the contract value to equal or exceed the MCAV on the Benefit Date, no benefit is paid under this rider.

o Even if a benefit is paid under the rider on the Benefit Date, contract value allocated to the variable account after the Benefit Date continues to vary with the market and may go up or go down.



--------------------------------------------------------------------------------
69   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ELECTIVE STEP UP


This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the Elective Step Up Option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The Elective Step Up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the Elective Step Up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the Benefit Date.


ASSUMPTIONS:


o You purchase a contract with a seven-year withdrawal schedule with a payment of $123,762 on Jan. 1, 2005 and receive a purchase payment credit of $1,238; and


o  you make no additional purchase payments to the contract; and

o you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and


o contract values increase or decrease according to the hypothetical assumed net rate of return; and,

o the Elective Step up is exercised on the first, second, third and seventh contract anniversaries; and


o  you do not change asset allocation models.


Based on these assumptions, the 10 year Waiting Period restarts each time you exercise the Elective Step Up Option (on the first, second, third and seventh contract anniversaries in this example). The Waiting Period expires at the end of the 10th contract year following the last exercise of the Elective Step Up Option. When the Waiting Period expires, the rider ends. On the Benefit Date, Jan. 1, 2022, the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.

                               YEARS                                       MCAV      HYPOTHETICAL HYPOTHETICAL
                           REMAINING IN   PURCHASE                       ADJUSTED       ASSUMED      ASSUMED
                            THE WAITING  PAYMENTS &         PARTIAL       PARTIAL      NET RATE     CONTRACT
DATE                          PERIOD       CREDITS        WITHDRAWALS   WITHDRAWAL     OF RETURN      VALUE          MCAV
Jan. 1, 2005                   10       $125,000        $   NA        $    NA             NA      $125,000       $125,000
Jan. 1, 2006                   10(2)           0             0              0            12.0%     140,000        140,000(3)
Jan. 1, 2007                   10(2)           0             0              0            15.0%     161,000        161,000(3)
Jan. 1, 2008                   10(2)           0             0              0             3.0%     165,830        165,830(3)
Jan. 1, 2009                    9              0             0              0            -8.0%     152,564        165,830
Jan. 1, 2010                    8              0         2,000          2,558           -15.0%     127,679        163,272
Jan. 1, 2011                    7              0             0              0            20.0%     153,215        163,272
Jan. 1, 2012                   10(2)           0             0              0            15.0%     176,197        176,197(3)
Jan. 1, 2013                    9              0         5,000          5,556           -10.0%     153,577        170,642
Jan. 1, 2014                    8              0             0              0           -20.0%     122,862        170,642
Jan. 1, 2015                    7              0             0              0           -12.0%     108,118        170,642
Jan. 1, 2016                    6              0             0              0             3.0%     111,362        170,642
Jan. 1, 2017                    5              0             0              0             4.0%     115,817        170,642
Jan. 1, 2018                    4              0         7,500         10,524             5.0%     114,107        160,117
Jan. 1, 2019                    3              0             0              0             6.0%     120,954        160,117
Jan. 1, 2020                    2              0             0              0            -5.0%     114,906        160,117
Jan. 1, 2021                    1              0             0              0           -11.0%     102,266        160,117
JAN. 1, 2022(1)                 0              0             0              0            -3.0%      99,198        160,117


(1) The APB Benefit Date.

(2) The Waiting Period restarts when the Elective Step Up is exercised.


(3) These values indicate when the Elective Step Up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

o If the actual rate of return during the Waiting Period causes the contract value to equal or exceed the MCAV on the Benefit Date, no benefit is paid under this rider.

o Exercising the Elective Step up provision may result in an increase in the charge that you pay for this rider.

o Even if a benefit is paid under the rider on the Benefit Date, contract value allocated to the variable account after the Benefit Date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
70   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX E: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER


EXAMPLE OF THE GUARANTOR(SM) WITHDRAWAL BENEFIT

ASSUMPTIONS:

o You purchase the contract on Jan. 1, 2005 with a payment of $100,000, and you select a 7-year withdrawal charge schedule.

o  We add a purchase payment credit of $1,000 to your contract.

   The Guaranteed Benefit Amount (GBA) equals your purchase payment

   plus the purchase payment credit:                                            $101,000

   The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:

      0.07 x $101,000 =                                                         $  7,070

   The Remaining Benefit Amount (RBA) equals your purchase payment
    plus the purchase payment credit:                                           $101,000

   On Jan. 1, 2006 the contract value grows to $110,000. You decide to step up your benefit.

   The RBA equals 100% of your contract value:                                  $110,000

   The GBA equals 100% of your contract value:                                  $110,000

   The GBP equals 7% of your stepped-up GBA:

      0.07 x $110,000 =                                                         $  7,700

   On July 1, 2008 you decide to take a partial withdrawal of $7,700.

   You took a partial withdrawal equal to your GBP, so your RBA equals the prior
   RBA less the amount of the partial withdrawal:

      $110,000 - $7,700 =                                                       $102,300

   The GBA equals the GBA immediately prior to the partial withdrawal:          $110,000

   The GBP equals 7% of your GBA:

      0.07 x $110,000 =                                                         $  7,700

   On Jan. 1, 2009 you make an additional purchase payment of $50,000.

   We add a purchase payment credit of $500 to your contract.

   The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment and purchase payment credit:

      $102,300 + $50,500 =                                                      $152,800

   The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment credit:

      $110,000 + $50,500 =                                                      $160,500

   The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment and purchase payment credit:

      $7,700 + $3,535 =                                                         $ 11,235

   On Jan. 1, 2010 your contract value grows to $200,000. You decide to step up your benefit.

   The RBA equals 100% of your contract value:                                  $200,000

   The GBA equals 100% of your contract value:                                  $200,000

   The GBP equals 7% of your stepped-up GBA:

      0.07 x $200,000 =                                                         $ 14,000

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71   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

   On July 1, 2011 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

      (1) your contract value immediately following the partial withdrawal; $230,000 - $20,000 = $210,000

      OR

      (2)    your prior RBA less the amount of the partial withdrawal.
                $200,000 - $20,000 =                                            $180,000

   Reset RBA = lesser of (1) or (2) =                                           $180,000

   The GBA gets reset to the lesser of:

      (1)    your prior GBA                                                     $200,000

      OR

      (2)    your contract value immediately following the partial
             withdrawal;
                $230,000 - $20,000 =                                            $210,000

   Reset GBA = lesser of (1) or (2) =                                           $200,000

   The Reset GBP is equal to 7% of your Reset GBA:

      0.07 x $200,000 =                                                         $ 14,000

   On July 1, 2014 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

      (1)    your contract value immediately following the partial
             withdrawal;
                $175,000 - $25,000 =                                            $150,000

      OR

      (2)    your prior RBA less the amount of the partial withdrawal.
                $180,000 - $25,000 =                                            $155,000

   Reset RBA = lesser of (1) or (2) =                                           $150,000

   The GBA gets reset to the lesser of:

      (1)    your prior GBA;                                                    $200,000

      OR

      (2)       your contract value immediately following the partial
                withdrawal;
                $175,000 - $25,000 =                                            $150,000

   Reset GBA = lesser of (1) or (2) =                                           $150,000

   The Reset GBP is equal to 7% of your Reset GBA:

      0.07 x $150,000 =                                                         $ 10,500

--------------------------------------------------------------------------------
72   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX F: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS


The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(SM) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "Protected Investment Options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a Portfolio Navigator asset allocation model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (Protected Investment Options). Some Portfolio Navigator asset allocation model portfolios include Protected Investment Options and Excluded Investment Options (AXP(R) Variable Portfolio - Cash Management Fund, and if available under the contract and the one-year fixed account). Excluded Investment Options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator asset allocation models.

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 and elect the seven-year withdrawal charge schedule; and

o  we immediately add a $1,000 purchase payment credit; and

o you invest all contract value in the subaccounts (Protected Investment Options); and

o you make no additional purchase payments, partial withdrawals or changes in asset allocation model; and

o  the annuitant is male and age 55 at contract issue; and

o  the joint annuitant is female and age 55 at contract issue.

 EXAMPLE -- INCOME ASSURER BENEFIT(SM) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                     ASSUMED             PURCHASE             MAXIMUM            GUARANTEED
  CONTRACT                                          CONTRACT             PAYMENTS           ANNIVERSARY            INCOME
 ANNIVERSARY                                          VALUE             AND CREDITS       VALUE (MAV)(1)    BENEFIT BASE - MAV(2)
------------------------------------------------------------------------------------------------------------------------------------
     1                                             $109,000             $101,000            $109,000            $109,000
     2                                              127,000                 none             127,000             127,000
     3                                              134,000                 none             134,000             134,000
     4                                              153,000                 none             153,000             153,000
     5                                               86,000                 none             153,000             153,000
     6                                              122,000                 none             153,000             153,000
     7                                              141,000                 none             153,000             153,000
     8                                              155,000                 none             155,000             155,000
     9                                              142,000                 none             155,000             155,000
    10                                              176,000                 none             176,000             176,000
    11                                              143,000                 none             176,000             176,000
    12                                              150,000                 none             176,000             176,000
    13                                              211,000                 none             211,000             211,000
    14                                              201,000                 none             211,000             211,000
    15                                              206,000                 none             211,000             211,000
------------------------------------------------------------------------------------------------------------------------------------

(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
73   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

  CONTRACT                                               STANDARD PROVISIONS               INCOME ASSURER BENEFIT(SM) - MAV
 ANNIVERSARY                                         ASSUMED        PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
 AT EXERCISE                                     CONTRACT VALUE      10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
------------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000               $  784.96         $176,000              $  784.96
    11                                              143,000                  654.94          176,000                 806.08
    12                                              150,000                  703.50          176,000                 825.44
    13                                              211,000                1,017.02          211,000               1,017.02
    14                                              201,000                  992.94          211,000               1,042.34
    15                                              206,000                1,046.48          211,000               1,071.88
------------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

  CONTRACT                                               STANDARD PROVISIONS               INCOME ASSURER BENEFIT(SM) - MAV
 ANNIVERSARY                                         ASSUMED      PLAN D - LAST SURVIVOR GUARANTEED INCOME PLAN D - LAST SURVIVOR
 AT EXERCISE                                     CONTRACT VALUE         NO REFUND*         BENEFIT BASE          NO REFUND*
------------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000                 $631.84         $176,000                $631.84
    11                                              143,000                  524.81          176,000                 645.92
    12                                              150,000                  562.50          176,000                 660.00
    13                                              211,000                  810.24          211,000                 810.24
    14                                              201,000                  791.94          211,000                 831.34
    15                                              206,000                  832.24          211,000                 852.44
------------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

--------------------------------------------------------------------------------
74   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                                                 GUARANTEED
                                                                                                                   INCOME
                                                     ASSUMED             PURCHASE               5%             BENEFIT BASE -
  CONTRACT                                          CONTRACT             PAYMENTS          ACCUMULATION        5% ACCUMULATION
 ANNIVERSARY                                          VALUE             AND CREDITS       BENEFIT BASE(1)      BENEFIT BASE(2)
------------------------------------------------------------------------------------------------------------------------------------
     1                                             $109,000             $101,000            $106,050            $109,000
     2                                              127,000                 none             111,353             127,000
     3                                              134,000                 none             116,920             134,000
     4                                              153,000                 none             122,766             153,000
     5                                               86,000                 none             128,904             128,904
     6                                              122,000                 none             135,350             135,350
     7                                              141,000                 none             142,117             142,117
     8                                              155,000                 none             149,223             155,000
     9                                              142,000                 none             156,684             156,684
    10                                              176,000                 none             164,518             176,000
    11                                              143,000                 none             172,744             172,744
    12                                              150,000                 none             181,381             181,381
    13                                              211,000                 none             190,451             211,000
    14                                              201,000                 none             199,973             201,000
    15                                              206,000                 none             209,972             209,972
------------------------------------------------------------------------------------------------------------------------------------

(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                                                                             INCOME ASSURER BENEFIT(SM) -
  CONTRACT                                               STANDARD PROVISIONS                 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED        PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
 AT EXERCISE                                     CONTRACT VALUE      10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
------------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000               $  784.96         $176,000              $  784.96
    11                                              143,000                  654.94          172,744                 791.17
    12                                              150,000                  703.50          181,381                 850.68
    13                                              211,000                1,017.02          211,000               1,017.02
    14                                              201,000                  992.94          201,000                 992.94
    15                                              206,000                1,046.48          209,972               1,066.66
------------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

--------------------------------------------------------------------------------
75   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                                                                             INCOME ASSURER BENEFIT(SM) -
  CONTRACT                                               STANDARD PROVISIONS                 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED      PLAN D - LAST SURVIVOR GUARANTEED INCOME PLAN D - LAST SURVIVOR
 AT EXERCISE                                     CONTRACT VALUE         NO REFUND*         BENEFIT BASE          NO REFUND*
------------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000                 $631.84         $176,000                $631.84
    11                                              143,000                  524.81          172,744                 633.97
    12                                              150,000                  562.50          181,381                 680.18
    13                                              211,000                  810.24          211,000                 810.24
    14                                              201,000                  791.94          201,000                 791.94
    15                                              206,000                  832.24          209,972                 848.29
------------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                                                 GUARANTEED
                                                                                                                   INCOME
                                                                                                               BENEFIT BASE -
                                                                                                                 GREATER OF
                                 ASSUMED            PURCHASE              MAXIMUM               5%                MAV OR 5%
  CONTRACT                      CONTRACT            PAYMENTS            ANNIVERSARY        ACCUMULATION         ACCUMULATION
 ANNIVERSARY                      VALUE            AND CREDITS           VALUE(1)         BENEFIT BASE(1)      BENEFIT BASE(2)
------------------------------------------------------------------------------------------------------------------------------------
     1                         $109,000            $101,000             $109,000            $106,050            $109,000
     2                          127,000                none              127,000             111,353             127,000
     3                          134,000                none              134,000             116,920             134,000
     4                          153,000                none              153,000             122,766             153,000
     5                           86,000                none              153,000             128,904             153,000
     6                          122,000                none              153,000             135,350             153,000
     7                          141,000                none              153,000             142,117             153,000
     8                          155,000                none              155,000             149,223             155,000
     9                          142,000                none              155,000             156,684             156,684
    10                          176,000                none              176,000             164,518             176,000
    11                          143,000                none              176,000             172,744             176,000
    12                          150,000                none              176,000             181,381             181,381
    13                          211,000                none              211,000             190,451             211,000
    14                          201,000                none              211,000             199,973             211,000
    15                          206,000                none              211,000             209,972             211,000
------------------------------------------------------------------------------------------------------------------------------------

(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

--------------------------------------------------------------------------------
76   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                                                                      INCOME ASSURER BENEFIT(SM) - GREATER OF MAV
  CONTRACT                                               STANDARD PROVISIONS                OR 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED        PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
 AT EXERCISE                                     CONTRACT VALUE      10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
------------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000               $  784.96         $176,000              $  784.96
    11                                              143,000                  654.94          176,000                 806.08
    12                                              150,000                  703.50          181,381                 850.68
    13                                              211,000                1,017.02          211,000               1,017.02
    14                                              201,000                  992.94          211,000               1,042.34
    15                                              206,000                1,046.48          211,000               1,071.88
------------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                                                                      INCOME ASSURER BENEFIT(SM) - GREATER OF MAV
  CONTRACT                                               STANDARD PROVISIONS                OR 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED      PLAN D - LAST SURVIVOR GUARANTEED INCOME PLAN D - LAST SURVIVOR
 AT EXERCISE                                     CONTRACT VALUE         NO REFUND*         BENEFIT BASE          NO REFUND*
---------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000                 $631.84         $176,000                $631.84
    11                                              143,000                  524.81          176,000                 645.92
    12                                              150,000                  562.50          181,381                 680.18
    13                                              211,000                  810.24          211,000                 810.24
    14                                              201,000                  791.94          211,000                 831.34
    15                                              206,000                  832.24          211,000                 852.44
---------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

--------------------------------------------------------------------------------
77   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                                                p.  3

Rating Agencies                                                            p.  4

Principal Underwriter                                                      p.  4

Independent Registered Public Accounting Firm                              p.  4


Condensed Financial Information (Unaudited)                                p.  5


Financial Statements

--------------------------------------------------------------------------------
78   AMERICAN EXPRESS ENDEAVOR SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

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        CENTURION
        LIFE

AMERICAN CENTURION LIFE ASSURANCE COMPANY, ISSUER
20 MADISON AVENUE EXTENSION
P.O. BOX 5555
ALBANY, NY 12205-0555
(800) 504-0469


273480 D (6/05)

PROSPECTUS


JUNE 20, 2005


AMERICAN EXPRESS

INNOVATIONS(R) SELECT VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555
            Telephone: (800) 504-0469
            (Home Office)
            ACL VARIABLE ANNUITY ACCOUNT 2

This prospectus contains information that you should know before investing. Prospectuses are also available for:

American Express(R) Variable Portfolio Funds
AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Dreyfus Investment Portfolios, Service Share Class
Dreyfus Variable Investment Fund, Service Share Class
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2 Goldman Sachs Variable Insurance Trust (VIT)
Liberty Variable Investment Trust, Class B
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
Putnam Variable Trust - Class IB Shares
The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.


Contracts with a seven-year withdrawal charge schedule receive a purchase payment credit for each payment made to the contract. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit. The credits may be reversed in certain circumstances. (See "Buying Your Contract -- Purchase Payment Credits.") Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your registered representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. American Centurion Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

American Centurion Life offers several different annuities which your registered representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS

KEY TERMS                                                                   3

THE CONTRACT IN BRIEF                                                       5

EXPENSE SUMMARY                                                             7

CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                13

FINANCIAL STATEMENTS                                                       22

THE VARIABLE ACCOUNT AND THE FUNDS                                         22

THE ONE-YEAR FIXED ACCOUNT                                                 32

BUYING YOUR CONTRACT                                                       33

CHARGES                                                                    35

VALUING YOUR INVESTMENT                                                    39

MAKING THE MOST OF YOUR CONTRACT                                           40

WITHDRAWALS                                                                45

TSA -- SPECIAL WITHDRAWAL PROVISIONS                                       46

CHANGING OWNERSHIP                                                         46

BENEFITS IN CASE OF DEATH                                                  46

OPTIONAL BENEFITS                                                          48


THE ANNUITY PAYOUT PERIOD                                                  59

TAXES                                                                      61

VOTING RIGHTS                                                              64

SUBSTITUTION OF INVESTMENTS                                                64

ABOUT THE SERVICE PROVIDERS                                                65

APPENDIX A: EXAMPLE -- INCOME ASSURER BENEFITSM RIDER FEE                  68

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES                                  69

APPENDIX C: EXAMPLE -- DEATH BENEFITS                                      72

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFITSM RIDER              73

APPENDIX E: EXAMPLE -- GUARANTORSM WITHDRAWAL BENEFIT RIDER                75

APPENDIX F: EXAMPLE -- INCOME ASSURER BENEFITSM RIDERS                     77

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION               82


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Centurion Life Assurance Company (ACL). ACL issues the variable annuity contract described in the prospectus.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of ACL.

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2   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN CENTURION LIFE: In this prospectus, "we," "us," "our" and "ACL" refer to American Centurion Life Assurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for any contracts with a five-year withdrawal charge schedule and a MAV Death Benefit.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o  Roth IRAs under Section 408A of the Code

o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

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3   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

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4   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account and/or subaccounts of the separate variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans including IRAs and TSAs to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your registered representative or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.") We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 22)

o the one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 32)

BUYING YOUR CONTRACT: Your registered representative will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future, subject to certain limitations. (p. 33)


MINIMUM INITIAL PURCHASE PAYMENT

   $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

   $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

   $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We will also restrict cumulative additional purchase payments to $100,000 for contracts with the GuarantorSM Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector BenefitSM Rider.


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5   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies"). (p.
44)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2 and may have other tax consequences. Certain other restrictions may apply. (p. 45)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 46)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 46)

OPTIONAL BENEFITS: This contract offers features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model which may limit transfers and allocations; may limit the timing, amount and allocation of the purchase payments; and may limit the amount of partial withdrawals that can be taken under the optional benefit during a contract year. (p. 48)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. (p. 59)

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p.
61)


LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. We may also be required to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

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6   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.

                        SEVEN-YEAR SCHEDULE                                             FIVE-YEAR SCHEDULE
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                           1                                   8%
                 2                            8                            2                                   7
                 3                            7                            3                                   6
                 4                            7                            4                                   4
                 5                            6                            5                                   2
                 6                            5                            Thereafter                          0
                 7                            3
                 Thereafter                   0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:                    AND YOUR AIR IS 3.5%, THEN               AND YOUR AIR IS 5.0%, THEN
                                                      YOUR DISCOUNT RATE PERCENT (%) IS:       YOUR DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
Seven-year withdrawal charge schedule                               6.00%                                   7.50%
Five-year withdrawal charge schedule                                6.15%                                   7.65%

NONQUALIFIED
Seven-year withdrawal charge schedule                               6.20%                                   6.35%
Five-year withdrawal charge schedule                                7.70%                                   7.85%

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7   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

                                                           MORTALITY AND           VARIABLE ACCOUNT            TOTAL VARIABLE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE                    EXPENSE RISK FEE        ADMINISTRATIVE CHARGE         ACCOUNT EXPENSE

QUALIFIED ANNUITIES
ROP Death Benefit                                              1.00%                     0.15%                      1.15%
MAV Death Benefit                                              1.20                      0.15                       1.35

NONQUALIFIED ANNUITIES
ROP Death Benefit                                              1.15                      0.15                       1.30
MAV Death Benefit                                              1.35                      0.15                       1.50

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE

QUALIFIED ANNUITIES
ROP Death Benefit                                              1.20%                     0.15%                      1.35%
MAV Death Benefit                                              1.40                      0.15                       1.55

NONQUALIFIED ANNUITIES
ROP Death Benefit                                              1.35                      0.15                       1.50
MAV Death Benefit                                              1.55                      0.15                       1.70

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                                 $40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

OPTIONAL LIVING BENEFITS

If eligible, you may select ONE of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model. The fees apply only if you elect one of these benefits.


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                                              MAXIMUM: 1.75%       CURRENT: 0.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE                                                MAXIMUM: 1.50%       CURRENT: 0.55%
(As a percentage of contract value charged annually on the contract anniversary.)

INCOME ASSURER BENEFIT(SM) - MAV RIDER FEE                                                MAXIMUM: 1.50%       CURRENT: 0.30%

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE RIDER FEE                       MAXIMUM: 1.75%       CURRENT: 0.60%

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE RIDER FEE     MAXIMUM: 2.00%       CURRENT: 0.65%
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

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8   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                       MINIMUM                       MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                          .57%                        2.85%

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                  GROSS TOTAL
                                                                                MANAGEMENT     12B-1     OTHER      ANNUAL
                                                                                   FEES        FEES    EXPENSES    EXPENSES
AXP(R) Variable Portfolio - Cash Management Fund                                    .51%       .13%       .05%        .69%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund                                   .60        .13        .08         .81(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund                          .64        .13        .09         .86(1)
AXP(R) Variable Portfolio - Equity Select Fund                                      .57        .13        .15         .85(1)
AXP(R) Variable Portfolio - Growth Fund                                             .55        .13        .17         .85(1)
AXP(R) Variable Portfolio - High Yield Bond Fund                                    .62        .13        .07         .82(1)
AXP(R) Variable Portfolio - Income Opportunities Fund                               .64        .13        .78        1.55(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund                                   .65        .13        .07         .85(1)
AXP(R) Variable Portfolio - Large Cap Value Fund                                    .63        .13       2.09        2.85(2)
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  .53        .13        .06         .72(1)
AXP(R) Variable Portfolio - Partners Select Value Fund                              .81        .13       1.03        1.97(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           .94        .13        .20        1.27(1)
AXP(R) Variable Portfolio - S&P 500 Index Fund                                      .29        .13        .15         .57(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                     .61        .13        .08         .82(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                     1.11        .13        .43        1.67(1)
AXP(R) Variable Portfolio - Threadneedle International Fund                         .75        .13        .10         .98(1)
AIM V.I. Basic Value Fund, Series II Shares                                         .72        .25        .30        1.27(3)
AIM V.I. Capital Development Fund, Series II Shares                                 .75        .25        .35        1.35(3)
AIM V.I. Mid Cap Core Equity Fund, Series II Shares                                 .73        .25        .31        1.29(3)
AllianceBernstein VP Growth and Income Portfolio (Class B)                          .55        .25        .05         .85(4)
AllianceBernstein VP International Value Portfolio (Class B)                        .75        .25        .20        1.20(4)
AllianceBernstein VP Total Return Portfolio (Class B)                               .55        .25        .16         .96(4)
American Century(R) VP Inflation Protection, Class II                               .49        .25         --         .74(5)
American Century(R) VP International, Class II                                     1.17        .25         --        1.42(5)
American Century(R) VP Ultra, Class II                                              .90        .25         --        1.15(5)
American Century(R) VP Value, Class II                                              .83        .25         --        1.08(5)
Colonial Small Cap Value Fund, Variable Series, Class B                             .80        .25        .17        1.22(6)
Columbia High Yield Fund, Variable Series, Class B                                  .60        .25        .16        1.01(7)
Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class           .75        .25        .03        1.03(8),(9)
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Share            .75        .25        .10        1.10(9)
Class
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Share Class        .75        .25        .04        1.04(9)
Dreyfus Variable Investment Fund International Value Portfolio, Service            1.00        .25        .24        1.49(8),(9)
Share Class
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                             .57        .25        .11         .93(10)

--------------------------------------------------------------------------------
9   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                            GROSS TOTAL
                                                                          MANAGEMENT    12B-1     OTHER       ANNUAL
                                                                             FEES        FEES    EXPENSES    EXPENSES
Fidelity(R) VIP Growth Portfolio Service Class 2                              .58%         .25%      .10%        .93%(10)
Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2               .43          .25       .13         .81(10)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                             .57          .25       .14         .96(10)
Fidelity(R) VIP Overseas Portfolio Service Class 2                            .72          .25       .19        1.16(10)
FTVIPT Franklin Income Securities Fund - Class 2                              .47          .25       .02         .74(11),(12)
FTVIPT Franklin Rising Dividends Securities Fund - Class 2                    .68          .25       .03         .96(11),(12),(13)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                .48          .25       .29        1.02(12),(13)
(previously FTVIPT Franklin Small Cap Fund - Class 2)
FTVIPT Mutual Shares Securities Fund - Class 2                                .60          .25       .15        1.00(12)
FTVIPT Templeton Global Income Securities Fund - Class 2                      .62          .25       .16        1.03(11)
FTVIPT Templeton Growth Securities Fund - Class 2                             .79          .25       .07        1.11(11),(12)
Goldman Sachs VIT Mid Cap Value Fund                                          .80           --       .08         .88(14)
MFS(R) Investors Growth Stock Series - Service Class                          .75          .25       .11        1.11(15),(16)
MFS(R) New Discovery Series - Service Class                                   .90          .25       .11        1.26(15),(16)
MFS(R) Total Return Series - Service Class                                    .75          .25       .08        1.08(15),(16)
MFS(R) Utilities Series - Service Class                                       .75          .25       .14        1.14(15),(16)
Oppenheimer Capital Appreciation Fund/VA, Service Shares                      .64          .25       .02         .91(9)
Oppenheimer Global Securities Fund/VA, Service Shares                         .63          .25       .03         .91(9)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                     .75          .25       .06        1.06(9)
Oppenheimer Strategic Bond Fund/VA, Service Shares                            .71          .25       .03         .99(9)
Putnam VT Health Sciences Fund - Class IB Shares                              .70          .25       .15        1.10(9)
Putnam VT International Equity Fund - Class IB Shares                         .75          .25       .19        1.19(9)
Putnam VT Small Cap Value Fund - Class IB Shares                              .77          .25       .10        1.12(9)
Putnam VT Vista Fund - Class IB Shares                                        .65          .25       .14        1.04(9)
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares           .57          .25       .04         .86(9)
Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                     .76          .35       .26        1.37(17)
Wanger International Small Cap                                               1.17           --       .19        1.36(18)
Wanger U.S. Smaller Companies                                                 .92           --       .08        1.00(19)

  (1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004.

  (2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2004. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.99% for AXP(R) Variable Portfolio - Income Opportunities Fund, 1.05% for AXP(R) Variable Portfolio - Large Cap Value Fund, 1.15% for AXP(R) Variable Portfolio - Partners Select Value Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.

  (3) Figures shown in the table are for the year ended Dec. 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006. Effective Jan. 1, 2005 through Dec. 31, 2009, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed 1.22% for AIM V.I. Basic Value Fund, Series II Shares average daily net assets. Effective Jan. 1, 2005 through June 30, 2006, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed 1.34% for AIM V.I. Capital Development Fund, Series II Shares average daily net assets.

  (4) Expense information restated to reflect a reduction in management fees effective Sept. 7, 2004.

  (5) Based on expenses incurred by the Fund, as stated in the most recent shareholder report. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

--------------------------------------------------------------------------------
10   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

  (6) The Fund's distributor has voluntarily agreed to reimburse the Fund for a portion of the Class B share 12b-1 fee so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

  (7) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.00% and total annual fund operating expenses for Class B shares would be 0.66%. In addition, the Fund's distributor has voluntarily agreed to waive 0.19% of the 12b-1 fees. If this waiver were reflected in the table, the 12b-1 fees for Class B shares would be 0.06%. These arrangements may be modified or terminated by the distributor at any time.

  (8) The Dreyfus Corporation has undertaken, until Dec. 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 1.00% for Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class and 1.40% for Dreyfus Variable Investment Fund International Value, Service Share Class.

  (9) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

 (10) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.90% for Fidelity(R) Growth Portfolio Service Class 2, 0.93% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.12% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

 (11) The Fund administration fee is paid indirectly through the management fee.

 (12) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (13) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.94% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and (0.03%) and 0.99% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.

 (14) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2004. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.25% of the Fund's average daily net assets. The Investment Adviser may waive or modify the expense limitation for the Fund, at its discretion, at anytime. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse the Investment Adviser for prior fiscal year expense reimbursements, if any.

 (15) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

 (16) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.25% for New Discovery Series, 1.07% for Total Return Series and 1.13% for Utilities Series.

 (17) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally, the distributor has also agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate this voluntary waiver at any time at its sole discretion. After such reductions, "Management fees," "12b-1 fees," "Other expenses" and "Gross total annual expenses" for U.S. Real Estate Portfolio Class II were 0.76%, 0.25%, 0.26% and 1.27%. Expense information has been restated to reflect current fees in effect as of Nov. 1, 2004.

 (18) Management fees have been restated to reflect contractual changes to the management fee for the Fund as of Feb. 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rates: 1.15% of net assets up to $100 million; 1.00% of the next $150 million; and 0.95% of net assets in excess of $250 million. The fee waiver was effective as of Feb. 10, 2005 but applied as if it had gone into effect on Dec. 1, 2004. If the fee waiver had been implemented, actual expenses of the Fund would be as follows: Management fees, 1.01%; Other expenses, 0.19%; and Gross total annual expenses, 1.20%.

 (19) Management fees have been restated to reflect contractual changes to the management fee for the Fund as of Feb. 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was effective as of Feb. 10, 2005 but applied as if it had gone into effect on Dec. 1, 2004. If the fee waiver had been implemented, actual expenses of the Fund would be as follows: Management fees, 0.91%; Other expenses, 0.08%; and Gross total annual expenses, 0.99%.

COMPENSATION DISCLOSURE

We and/or our affiliates may receive compensation when you allocate purchase payments or contract value to subaccounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the contract (see "The Variable Account and the Funds -- The Funds"). This compensation is in addition to revenues we receive from Contract Owner Transaction Expenses, Annual Variable Account Expenses and Other Annual Expenses we charge contract owners.

This compensation may be paid to us and/or our affiliates from various sources including:

o fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, contract owners who select subaccounts investing in funds that have adopted 12b-1 plans may pay more than contract owners who select subaccounts investing in funds that have not adopted 12b-1 plans);

o  assets of the fund's adviser, subadviser or an affiliate of either;

o  assets of the fund's distributor or an affiliate.

--------------------------------------------------------------------------------
11   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

o compensating, training and educating registered representatives who sell the contracts;

o activities or services we or our affiliates provide which assist in the promotion and distribution of the contracts including the funds available under the contracts;

o advertising, printing and mailing sales literature, printing and distributing prospectuses and reports;

o furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

o  subaccounting,   transaction  processing,  recordkeeping  and  administrative services.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                        IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                              IF YOU WITHDRAW YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                        AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR   3 YEARS   5 YEARS   10 YEARS           1 YEAR   3 YEARS   5 YEARS 10 YEARS
Seven-year withdrawal charge schedule  $1,457.72 $2,683.49 $3,923.17  $6,734.11          $657.72 $1,983.49 $3,323.17 $6,734.11
Five-year withdrawal charge schedule    1,478.22  2,641.13  3,612.72   6,880.02           678.22  2,041.13  3,412.72  6,880.02

QUALIFIED ANNUITY                        1 YEAR   3 YEARS   5 YEARS   10 YEARS           1 YEAR   3 YEARS   5 YEARS 10 YEARS
Seven-year withdrawal charge schedule  $1,442.35 $2,640.10 $3,855.48  $6,622.58          $642.35 $1,940.10 $3,255.48 $6,622.58
Five-year withdrawal charge schedule    1,462.85  2,597.93  3,545.63   6,770.89           662.85  1,997.93  3,345.63  6,770.89

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                        IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                              IF YOU WITHDRAW YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                        AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR   3 YEARS  5 YEARS   10 YEARS           1 YEAR   3 YEARS   5 YEARS 10 YEARS
Seven-year withdrawal charge schedule   $ 993.52 $1,298.53 $1,628.76  $2,225.12          $193.52   $598.53 $1,028.76 $2,225.12
Five-year withdrawal charge schedule    1,014.02  1,260.60  1,333.08   2,437.72           214.02    660.60  1,133.08  2,437.72

QUALIFIED ANNUITY                        1 YEAR   3 YEARS   5 YEARS   10 YEARS           1 YEAR   3 YEARS   5 YEARS 10 YEARS
Seven-year withdrawal charge schedule    $978.15 $1,251.82 $1,549.94  $2,062.91          $178.15   $551.82 $  949.94 $2,062.91
Five-year withdrawal charge schedule      998.65  1,214.07  1,254.92   2,278.66           198.65    614.07  1,054.92  2,278.66

 (1) In these examples, the $40 contract administrative charge is estimated as a .018% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

 (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged

--------------------------------------------------------------------------------
12   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                          --

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND
  AT DEC. 31, 2004 WERE 0.41% AND 0.41%, RESPECTIVELY.
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           9
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           5
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                           2
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           6
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           2
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                           7
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP ULTRA, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           5
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           6
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           2
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                           4
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                           5
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           8
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                           4
---------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                           2
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
17   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31, 2004 AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
---------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           1

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2004
  WERE (0.17%) AND (0.17%), RESPECTIVELY.
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           2
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP ULTRA, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
19   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          43
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           3
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          33
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          35
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                          27
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
21   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                            2004
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                           1
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                $1.00
Accumulation unit value at end of period                                                                      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                          --
---------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts and American Centurion Life with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

--------------------------------------------------------------------------------
22   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o FUND SELECTION: We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us, our affiliates, and/or the selling firms that distribute this contract (see "About the Service Providers -- Principal Underwriter"). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the AXP(R) Variable Portfolio Funds currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. This compensation is in addition to revenues we receive from Contract Owner Transaction Expenses, Annual Variable Account Expenses and Other Annual Expenses we charge contract owners (see "Expense Summary").

o ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUES: Purchase payments and contract values you allocate to subaccounts investing in any of the AXP(R) Variable Portfolio Funds are generally more profitable for us and our affiliates. For example, we may receive compensation from our affiliates in connection with purchase payments and contract value you allocate to the AXP Variable Portfolio Funds that exceeds the range disclosed in the previous paragraph for funds our affiliates do not manage. This may influence recommendations your registered representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract values to a particular subaccount.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

--------------------------------------------------------------------------------
23   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS OR TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

------------------------------ ----------------------------------------------------------- ----------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Maximum current income consistent with liquidity and        American Express Financial
Cash Management Fund           stability of principal. Invests primarily in money market   Corporation (AEFC)
                               instruments, such as marketable debt obligations issued
                               by corporations or the U.S. government or its agencies,
                               bank certificates of deposit, bankers' acceptances,
                               letters of credit, and commercial paper, including
                               asset-backed commercial paper.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    High level of current income while attempting to conserve   AEFC
Diversified Bond Fund          the value of the investment and continuing a high level
                               of income for the longest period of time. Under normal
                               market conditions, the Fund invests at least 80% of its
                               net assets in bonds and other debt securities. At least
                               50% of the Fund's net assets will be invested in
                               securities like those included in the Lehman Brothers
                               Aggregate Bond Index, which are investment grade and
                               denominated in U.S. dollars. The Index includes
                               securities issued by the U.S. government, corporate
                               bonds, and mortgage- and asset-backed securities.
                               Although the Fund emphasizes high- and medium-quality
                               debt securities, it will assume some credit risk to
                               achieve higher yield and/or capital appreciation by
                               buying lower-quality bonds.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    High level of current income and, as a secondary goal,      AEFC
Diversified Equity  Income     steady growth of capital. Under normal market conditions,
Fund                           the Fund invests at least 80% of its net assets in
                               dividend-paying common and preferred stocks.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Growth of capital. Under normal market conditions, the      AEFC
Equity Select Fund             Fund invests at least 80% of its net assets in equity
                               securities of medium-sized companies.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Long-term capital growth. Invests primarily in common       AEFC
Growth Fund                    stocks that appear to offer growth opportunities.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    High current income, with capital growth as a secondary     AEFC
High Yield Bond Fund           objective. Under normal market conditions, the Fund
                               invests at least 80% of its net assets in high-yielding,
                               high-risk corporate bonds (junk bonds) issued by U.S. and
                               foreign companies and governments.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    High total return through current income and capital        AEFC
Income Opportunities Fund      appreciation. Under normal market conditions, invests
                               primarily in income-producing debt securities with an
                               emphasis on the higher rated segment of the high-yield
                               (junk bond) market.
------------------------------ ----------------------------------------------------------- ----------------------------

--------------------------------------------------------------------------------
24   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------ ----------------------------------------------------------- ----------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Capital appreciation. Under normal market conditions, the   AEFC
Large Cap Equity Fund          Fund invests at least 80% of its net assets in equity
                               securities of companies with market capitalization
                               greater than $5 billion at the time of purchase.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Long-term growth of capital. Under normal market            AEFC
Large Cap Value Fund           conditions, the fund invests at least 80% of its net
                               assets in equity securities of companies with a market
                               capitalization greater than $5 billion at the time of
                               purchase.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Long-term growth of capital. Invests primarily in common    AEFC
New Dimensions Fund(R)         stocks showing potential for significant growth.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Long-term growth of capital. Invests primarily in common    AEFC, adviser; GAMCO
Partners Select Value Fund     stocks, preferred stocks and securities convertible into    Investors, Inc.,
                               common stocks that are listed on a nationally recognized    subadviser.
                               securities exchange or traded on the NASDAQ National
                               Market System of the National Association of Securities
                               Dealers. The Fund invests in mid-cap companies as well as
                               companies with larger and smaller market capitalizations.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Long-term capital appreciation. Invests primarily in        AEFC, adviser; Goldman
Partners Small Cap  Value      equity securities. Under normal market conditions, at       Sachs Asset Management,
Fund                           least 80% of the Fund's net assets will be invested in      L.P., Royce & Associates,
                               companies with market capitalization of less than $2        LLC, Donald Smith & Co.,
                               billion or that fall within the range of the Russell        Inc., Franklin Portfolio
                               2000(R) Value Index.                                        Associates LLC and Barrow,
                                                                                           Hanley, Mewhinney &
                                                                                           Strauss, Inc., subadvisers.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Long-term capital appreciation. Invests primarily in        AEFC
S&P 500 Index Fund             securities of large-capitalization stocks of U.S.
                               companies that are expected to provide investment results
                               that correspond to the performance of the S&P 500(R)
                               Index.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    A high level of current income and safety of principal      AEFC
Short Duration  U.S.           consistent with an investment in U.S. government and
Government Fund                government agency securities. Under normal market
                               conditions, at least 80% of the Fund's net assets are
                               invested in securities issued or guaranteed as to
                               principal and interest by the U.S. government, its
                               agencies or instrumentalities.
------------------------------ ----------------------------------------------------------- ----------------------------

--------------------------------------------------------------------------------
25   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------ ----------------------------------------------------------- ----------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Long-term capital growth. Under normal market conditions,   AEFC, adviser;
Threadneedle Emerging          the Fund invests at least 80% of its net assets in equity   Threadneedle International
Markets Fund                   securities of emerging market companies.                    Limited, an indirect
                                                                                           wholly-owned subsidiary of
                                                                                           AEFC, subadviser.
------------------------------ ----------------------------------------------------------- ----------------------------
AXP(R) Variable Portfolio -    Capital appreciation. Invests primarily in equity           AEFC, adviser;
Threadneedle  International    securities of foreign issuers that offer strong growth      Threadneedle International
Fund                           potential.                                                  Limited, an indirect
                                                                                           wholly-owned subsidiary of
                                                                                           AEFC, subadviser.
------------------------------ ----------------------------------------------------------- ----------------------------
AIM V.I. Basic Value Fund,     Long-term growth of capital. Invests normally at least      A I M Advisors, Inc.
Series II Shares               65% of its total assets in equity securities of U.S.
                               issuers that have market capitalizations of greater than
                               $500 million and are believed to be undervalued in
                               relation to long-term earning power or other factors. The
                               fund may invest up to 25% of its total assets in foreign
                               securities.
------------------------------ ----------------------------------------------------------- ----------------------------
AIM V.I. Capital Development   Long-term growth of capital. Invests primarily in           A I M Advisors, Inc.
Fund,  Series II Shares        securities (including common stocks, convertible
                               securities and bonds) of small- and medium-sized
                               companies. The fund may invest up to 25% of its total
                               assets in foreign securities.
------------------------------ ----------------------------------------------------------- ----------------------------
AIM V.I. Mid Cap Core Equity   Long-term growth of capital. Invests normally at least      A I M Advisors, Inc.
Fund,  Series II Shares        80% of its net assets, plus the amount of any borrowings
                               for investment purposes, in equity securities, including
                               convertible securities, of medium sized companies.  The
                               fund may invest up to 20% of its net assets in equity
                               securities of companies in other market capitalization
                               ranges or in investment grade debt securities. The fund
                               may also invest up to 25% of its total assets in foreign
                               securities.
------------------------------ ----------------------------------------------------------- ----------------------------
AllianceBernstein VP Growth    Reasonable current income and reasonable appreciation.      Alliance Capital
and Income Portfolio (Class    Invests primarily in dividend-paying common stocks of       Management L.P.
B)                             good quality.
------------------------------ ----------------------------------------------------------- ----------------------------
AllianceBernstein VP           Long-term growth of capital. Invests primarily in a         Alliance Capital
International Value            diversified portfolio of foreign equity securities.         Management L.P.
Portfolio (Class B)
------------------------------ ----------------------------------------------------------- ----------------------------
AllianceBernstein VP Total     Achieve a high return through a combination of current      Alliance Capital
Return Portfolio (Class B)     income and capital appreciation. Invests primarily in       Management L.P.
                               U.S. government and agency obligations, bonds,
                               fixed-income senior securities (including short- and
                               long-term debt securities and preferred stocks to the
                               extent their value is attributable to their fixed-income
                               characteristics), and common stocks.
------------------------------ ----------------------------------------------------------- ----------------------------

--------------------------------------------------------------------------------
26   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------ ----------------------------------------------------------- ----------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
------------------------------ ----------------------------------------------------------- ----------------------------
American Century(R) VP         Capital growth with income as a secondary objective to      American Century
Inflation Protection,  Class   protect against U.S. inflation.                             Investment Management, Inc.
II
------------------------------ ----------------------------------------------------------- ----------------------------
American Century(R) VP         Capital growth, with income as a secondary objective.       American Century
International, Class II        Invests primarily in stocks of growing foreign companies    Investment Management, Inc.
                               in developed countries.
------------------------------ ----------------------------------------------------------- ----------------------------
American Century(R) VP         Capital growth, with income as a secondary objective.       American Century
Ultra, Class II                Invests primarily in U.S. companies, but there is no        Investment Management, Inc.
                               limit on the amount of assets the Fund can invest in
                               foreign companies.
------------------------------ ----------------------------------------------------------- ----------------------------
American Century(R) VP         Long-term capital growth, with income as a secondary        American Century
Value, Class II                objective. Invests primarily in stocks of companies that    Investment Management, Inc.
                               management believes to be undervalued at the time of
                               purchase.
------------------------------ ----------------------------------------------------------- ----------------------------
Colonial Small Cap Value       Long-term growth by investing primarily in smaller          Columbia Management
Fund, Variable Series, Class   capitalization (small-cap) equities. Under normal market    Advisors, Inc.
B                              conditions, the Fund invests at least 80% of its net
                               assets (plus any borrowings for investment purposes) in
                               small-cap stocks. When purchasing securities for the
                               Fund, the advisor generally chooses securities of
                               companies it believes are undervalued. The Fund may
                               invest up to  10% of its assets in foreign securities.
------------------------------ ----------------------------------------------------------- ----------------------------
Columbia High Yield Fund,      High level of current income with capital appreciation as   Columbia Management
Variable Series, Class B       a secondary objective when consistent with the goal of      Advisors, Inc.
                               high current income. The Fund normally invests at least
                               80% of its net assets (plus any borrowings for investment
                               purposes) in high yielding corporate debt securities,
                               such as bonds, debentures and notes that are rated below
                               investment  grade, or unrated securities which the Fund's
                               investment advisor has determined to be of comparable
                               quality.  No more than 10% of the Fund's total assets
                               will normally be invested in securities rated CCC or
                               lower by S&P or  Caa or lower by Moody's.
------------------------------ ----------------------------------------------------------- ----------------------------
Dreyfus Investment             The portfolio seeks investment results that are greater     The Dreyfus Corporation
Portfolios Midcap Stock        than the total return performance of publicly traded
Portfolio, Service  Share      common stocks of medium-sized domestic companies in the
Class                          aggregate, as represented by the Standard & Poor's Midcap
                               400 Index.  The portfolio normally invests at least 80%
                               of its assets in stocks of mid-size companies. The
                               portfolio invests in growth and value stocks, which are
                               chosen through a disciplined investment process that
                               combines computer modeling techniques, fundamental
                               analysis and risk management. Consistency of returns
                               compared to the S&P 400 is a primary goal of the
                               investment process. The portfolio's stock investments may
                               include common stocks, preferred stocks, convertible
                               securities and depository receipts, including those
                               issued in initial public offerings or shortly thereafter.
------------------------------ ----------------------------------------------------------- ----------------------------

--------------------------------------------------------------------------------
27   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------ ----------------------------------------------------------- ----------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
------------------------------ ----------------------------------------------------------- ----------------------------
Dreyfus Investment             Capital appreciation. The Fund invests, under normal        The Dreyfus Corporation
Portfolios Technology Growth   circumstances, at least 80% of its assets in the stocks
Portfolio, Service Share       of growth companies of any size that Dreyfus believes to
Class                          be leading producers or beneficiaries of technological
                               innovation. Up to 25% of the portfolio's assets may be
                               invested in foreign securities. The portfolio's stock
                               investments may include common stocks, preferred stocks
                               and convertible securities.
------------------------------ ----------------------------------------------------------- ----------------------------
Dreyfus Variable Investment    The portfolio seeks long-term capital growth consistent     The Dreyfus Corporation -
Fund Appreciation Portfolio,   with the preservation of capital. Its secondary goal is     Fayez Sarofim & Co. is the
Service Share Class            current income. To pursue these goals, the portfolio        portfolio's
                               normally invests at least 80% of its assets in common       sub-investment advisor
                               stocks. The portfolio focuses on "blue chip" companies
                               with total market capitalizations of more than $5 billion
                               at the time of purchase, including multinational
                               companies. These established companies have demonstrated
                               sustained patterns of profitability, strong balance
                               sheets, an expanding global presence and the potential to
                               achieve predictable, above-average earnings growth.
------------------------------ ----------------------------------------------------------- ----------------------------
Dreyfus Variable Investment    The portfolio seeks long-term capital growth. To pursue     The Dreyfus Corporation
Fund International Value       this goal, the portfolio normally invests at least 80% of
Portfolio, Service Share       its assets in stocks. The portfolio ordinarily invests
Class                          most of its assets in securities of foreign companies
                               which Dreyfus considers to be value companies. The
                               portfolio's stock investments may include common stocks,
                               preferred stocks and convertible securities, including
                               those purchased in initial public offerings or shortly
                               thereafter. The portfolio may invest in companies of any
                               size. The portfolio may also invest in companies located
                               in emerging markets.
------------------------------ ----------------------------------------------------------- ----------------------------
Fidelity(R) VIP                Seeks long-term capital appreciation. Normally invests      Fidelity Management &
Contrafund(R) Portfolio        primarily in common stocks. Invests in securities of        Research Company (FMR),
Service Class 2                companies whose value it believes is not fully recognized   investment manager; FMR
                               by the public. Invests in either "growth" stocks or         U.K. and  FMR Far East,
                               "value" stocks or both. The fund invests in domestic and    sub-investment advisers.
                               foreign issuers.
------------------------------ ----------------------------------------------------------- ----------------------------
Fidelity(R) VIP Growth         Seeks to achieve capital appreciation. Normally invests     FMR, investment manager;
Portfolio Service Class 2      primarily in common stocks. Invests in companies that it    FMR U.K., FMR Far East,
                               believes have above-average growth potential (stocks of     sub-investment advisers.
                               these companies are often called "growth" stocks).  The
                               Fund invests in domestic and foreign issuers.
------------------------------ ----------------------------------------------------------- ----------------------------
Fidelity(R) VIP Investment     Seeks as high of a level of current income as is            FMR, investment manager;
Grade Bond Portfolio Service   consistent with the preservation of capital. Normally       FMR U.K., FMR Far East,
Class 2                        invests at least 80% of assets in investment-grade debt     sub-investment advisers.
                               securities (those of medium and high quality) of all
                               types and repurchase agreements for those securities.
------------------------------ ----------------------------------------------------------- ----------------------------

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28   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------ ----------------------------------------------------------- ----------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
------------------------------ ----------------------------------------------------------- ----------------------------
Fidelity(R) VIP Mid Cap        Long-term growth of capital. Normally invests primarily     FMR, investment manager;
Portfolio Service Class 2      in common stocks. Normally invests at least 80% of assets   FMR U.K., FMR Far East,
                               in securities of companies with medium market               sub-investment advisers.
                               capitalizations. May invest in companies with smaller or
                               larger market capitalizations. Invests in domestic and
                               foreign issuers. The Fund invests in either "growth" or
                               "value" common stocks or both.
------------------------------ ----------------------------------------------------------- ----------------------------
Fidelity(R) VIP Overseas       Long-term growth of capital. Normally invests primarily     FMR, investment manager;
Portfolio Service Class 2      in common stocks of foreign securities. Normally invests    FMR U.K., FMR Far East,
                               at least 80% of assets in non-U.S. securities.              Fidelity International
                                                                                           Investment Advisors (FIIA)
                                                                                           and FIIA U.K.,
                                                                                           sub-investment advisers.
------------------------------ ----------------------------------------------------------- ----------------------------
FTVIPT Franklin Income         Maximize income while maintaining prospects for capital     Franklin Advisers, Inc.
Securities Fund - Class 2      appreciation. The Fund normally may invest in both debt
                               and equity securities, including corporate, foreign and
                               U.S. Treasury bonds and stocks.
------------------------------ ----------------------------------------------------------- ----------------------------
FTVIPT Franklin Rising         Long-term capital appreciation, with preservation of        Franklin Advisers, Inc.
Dividends Securities  Fund -   capital as an important consideration. The Fund normally
Class 2                        invests at least 80% of its net assets in investments of
                               small capitalization (small cap) companies that have paid
                               rising dividends.
------------------------------ ----------------------------------------------------------- ----------------------------
FTVIPT Franklin  Small-Mid     Long-term capital growth. The Fund normally invests at      Franklin Advisers, Inc.
Cap Growth Securities -        least 80% of its net assets in investments of small
Class 2   (previously FTVIPT   capitalization (small cap) and mid capitalization (mid
Franklin Small Cap  Fund -     cap) companies. For this Fund, small-cap companies are
Class 2)                       those with market capitalization values not exceeding
                               $1.5 billion or the highest market capitalization value
                               in the Russell 2000(R) Index, whichever is greater, at
                               the time of purchase; and mid cap companies are companies
                               with market capitalization values not exceeding $8.5
                               billion at the  time of purchase.
------------------------------ ----------------------------------------------------------- ----------------------------
FTVIPT Mutual Shares           Capital appreciation, with income as a secondary goal.      Franklin Mutual Advisers,
Securities Fund - Class 2      The Fund normally invests mainly in U.S. equity             LLC
                               securities and substantially in undervalued stocks, risk
                               arbitrage securities and distressed companies.
------------------------------ ----------------------------------------------------------- ----------------------------
FTVIPT Templeton Global        High current income, consistent with preservation of        Franklin Advisers, Inc.
Income Securities Fund -       capital, with capital appreciation as a secondary
Class 2                        consideration. The Fund normally invests mainly in debt
                               securities of governments and their political
                               subdivisions and agencies, supra-national organizations
                               and companies located anywhere in the world, including
                               emerging markets.
------------------------------ ----------------------------------------------------------- ----------------------------

--------------------------------------------------------------------------------
29   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------ ----------------------------------------------------------- ----------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
------------------------------ ----------------------------------------------------------- ----------------------------
FTVIPT Templeton Growth        Long-term capital growth. The Fund normally invests         Franklin Advisers, Inc.
Securities Fund - Class 2      mainly in equity securities of companies located
                               anywhere in the world, including those in the U.S. and in
                               emerging markets.
------------------------------ ----------------------------------------------------------- ----------------------------
Goldman Sachs VIT  Mid Cap     The Goldman Sachs VIT Mid Cap Value Fund seeks long-term    Goldman Sachs Asset
Value Fund                     capital appreciation. The Fund invests, under normal        Management, L.P.
                               circumstances, at least 80% of its net assets plus any
                               borrowing for investment purposes (measured at time of
                               purchase) in a diversified portfolio of equity
                               investments in mid-capitalization issuers within the
                               range of the market capitalization of companies
                               constituting the Russell Midcap Value Index at the time
                               of investments. If the market capitalization of a company
                               held by the Fund moves outside this range, the Fund may,
                               but is not required to sell the securities. The
                               capitalization range of the Russell Midcap Value Index is
                               currently between $276 million and  $14.9 billion.
                               Although the Fund will invest primarily in publicly
                               traded U.S. securities, it may invest up to 25% of its
                               net assets in foreign securities of issuers in emerging
                               countries, and securities quoted in foreign currencies.
------------------------------ ----------------------------------------------------------- ----------------------------
MFS(R) Investors Growth        Long-term growth of capital and future income. Invests at   MFS Investment
Stock Series -  Service Class  least 80% of its net assets in common stocks and related    Management(R)
                               securities of companies which MFS(R) believes offer
                               better than average prospects for long-term growth.
------------------------------ ----------------------------------------------------------- ----------------------------
MFS(R) New Discovery Series    Capital appreciation. Invests at least 65% of its net       MFS Investment
- Service Class                assets in equity securities of emerging growth companies.   Management(R)
------------------------------ ----------------------------------------------------------- ----------------------------
MFS(R) Total Return  Series    Above-average income consistent with the prudent            MFS Investment
- Service Class                employment of capital, with growth of capital and income    Management(R)
                               as a secondary objective. Invests primarily in a
                               combination of equity and fixed income securities.
------------------------------ ----------------------------------------------------------- ----------------------------
MFS(R) Utilities Series -      Capital growth and current income. Invests primarily in     MFS Investment
Service Class                  equity and debt securities of domestic and foreign          Management(R)
                               companies in the utilities industry.
------------------------------ ----------------------------------------------------------- ----------------------------
Oppenheimer Capital            Capital appreciation. Invests in securities of              OppenheimerFunds, Inc.
Appreciation Fund/VA,          well-known, established companies.
Service Shares
------------------------------ ----------------------------------------------------------- ----------------------------
Oppenheimer Global             Long-term capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Securities Fund/VA, Service    stocks of U.S. and foreign issuers that are "growth-type"
Shares                         companies, cyclical industries and special situations
                               that are considered to have appreciation possibilities.
------------------------------ ----------------------------------------------------------- ----------------------------

--------------------------------------------------------------------------------
30   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------ ----------------------------------------------------------- ----------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
------------------------------ ----------------------------------------------------------- ----------------------------
Oppenheimer Main Street        Seeks capital appreciation. Invests mainly in common        OppenheimerFunds, Inc.
Small Cap Fund/VA, Service     stocks of small-capitalization U.S. companies that the
Shares                         fund's investment manager believes have favorable
                               business trends or prospects.
------------------------------ ----------------------------------------------------------- ----------------------------
Oppenheimer Strategic Bond     High level of current income principally derived from       OppenheimerFunds, Inc.
Fund/VA,  Service Shares       interest on debt securities. Invests mainly in three
                               market sectors: debt securities of foreign governments
                               and companies, U.S. government securities and lower-rated
                               high yield securities of U.S. and foreign companies.
------------------------------ ----------------------------------------------------------- ----------------------------
Putnam VT Health Sciences      Capital appreciation. The fund pursues its goal by          Putnam Investment
Fund -  Class IB Shares        investing mainly in common stocks of companies in the       Management, LLC
                               health sciences industries, with a focus on growth
                               stocks. Under normal circumstances, the fund invests at
                               least 80% of its net assets in securities of (a)
                               companies that derive at least 50% of their assets,
                               revenues or profits from the pharmaceutical, health care
                               services, applied research and development and medical
                               equipment and supplies industries, or (b) companies
                               Putnam Management thinks have the potential for growth as
                               a result of their particular products, technology,
                               patents or other market advantages in the health sciences
                               industries.
------------------------------ ----------------------------------------------------------- ----------------------------
Putnam VT International        Capital appreciation. The fund pursues its goal by          Putnam Investment
Equity Fund -  Class IB        investing mainly in common stocks of companies outside      Management, LLC
Shares                         the  United States that Putnam Management believes have
                               favorable investment potential. Under normal
                               circumstances, the fund invests at least 80% of its net
                               assets in equity investments.
------------------------------ ----------------------------------------------------------- ----------------------------
Putnam VT Small Cap Value      Capital appreciation. The fund pursues its goal by          Putnam Investment
Fund -  Class IB Shares        investing mainly in common stocks of U.S. companies, with   Management, LLC
                               a focus on value stocks. Under normal circumstances, the
                               fund invests at least 80% of its net assets in small
                               companies of a size similar to those in the Russell 2000
                               Value Index.
------------------------------ ----------------------------------------------------------- ----------------------------
Putnam VT Vista Fund - Class   Capital appreciation. The fund pursues its goal by          Putnam Investment
IB Shares                      investing mainly in common stocks of U.S. companies, with   Management, LLC
                               a focus on growth stocks.
------------------------------ ----------------------------------------------------------- ----------------------------
Van Kampen Life Investment     Capital growth and income through investments in equity     Van Kampen Asset Management
Trust Comstock Portfolio       securities, including common stocks, preferred stocks and
Class II Shares                securities convertible into common and preferred stocks.
------------------------------ ----------------------------------------------------------- ----------------------------

--------------------------------------------------------------------------------
31   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------ ----------------------------------------------------------- ----------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
------------------------------ ----------------------------------------------------------- ----------------------------
Van Kampen UIF U.S. Real       Above average current income and long-term capital          Morgan Stanley Investment
Estate Portfolio  Class II     appreciation. Invests primarily in equity securities of     Management Inc., doing
Shares                         companies in the U.S. real estate industry, including       business as Van Kampen.
                               real estate investment trusts.
------------------------------ ----------------------------------------------------------- ----------------------------
Wanger International Small     Long-term growth of capital. Invests primarily in stocks    Columbia Wanger Asset
Cap                            of companies based outside the U.S. with market             Management, L.P.
                               capitalizations of less than $3 billion at time of
                               initial purchase.
------------------------------ ----------------------------------------------------------- ----------------------------
Wanger U.S. Smaller Companies  Long-term growth of capital. Invests primarily in stocks    Columbia Wanger Asset
                               of small- and medium-size U.S. companies with market        Management, L.P.
                               capitalizations of less than $5 billion at time of
                               initial purchase.
------------------------------ ----------------------------------------------------------- ----------------------------

THE ONE-YEAR FIXED ACCOUNT

Unless an asset allocation program is in effect, you may also allocate purchase payments or transfer accumulated value to the one-year fixed account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Centurion Life annuities, product design, competition, and American Centurion Life's revenues and expenses. The guaranteed minimum interest rate offered will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

--------------------------------------------------------------------------------
32   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

BUYING YOUR CONTRACT

Your registered representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are age 85 or younger.

When you apply, you may select (if available):

o  the one-year fixed account and/or subaccounts in which you want to invest;

o  how you want to make purchase payments;

o  the length of the withdrawal charge schedule (5 or 7 years);

o  a beneficiary;

o  the optional Portfolio Navigator asset allocation program(1); and

o  one of the following Death Benefits:

   -  ROP Death Benefit; or

   -  MAV Death Benefit(2).

In addition, you may also select (if available in your state):

ANY ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):


o  Accumulation Protector Benefit(SM) rider


o  Guarantor(SM) Withdrawal Benefit rider(3)

o  Income Assurer Benefit(SM) - MAV rider(4)

o  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider(4)

o Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(4)

(1) There is no additional charge for this feature.

(2) Available if both you and the annuitant are age 79 or younger at contract issue.

(3) Available if you and the annuitant are age 79 or younger at contract issue.

(4) Available if the annuitant is age 75 or younger at contract issue.

The contract provides for allocation of purchase payments to the one-year fixed account and/or the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment and any purchase payment credit to the one-year fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make additional purchase payments to nonqualified and qualified annuities until the retirement date, subject to the contact's allowable maximum total purchase payments.

--------------------------------------------------------------------------------
33   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the effective contract date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

o  no  later  than  the   annuitant's   85th  birthday  or  the  tenth  contract
   anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

o for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT

   $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

   $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

   $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We will also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) Rider.


HOW TO MAKE PURCHASE PAYMENTS

BY LETTER

Send your check along with your name and contract number to our home office:

REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

--------------------------------------------------------------------------------
34   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

Contracts with a seven-year withdrawal charge schedule will receive a purchase payment credit with any payment made to the contract. If you have a seven-year withdrawal charge schedule, we apply a credit to your contract of 1% of your current payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contact is fully withdrawn. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. In no instance will the charge from the one-year fixed account exceed $30 in any contract year.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the one-year fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE                               QUALIFIED ANNUITIES        NONQUALIFIED ANNUITIES
ROP Death Benefit                                                          1.00%                        1.15%
MAV Death Benefit                                                          1.20                         1.35

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE
ROP Death Benefit                                                          1.20%                        1.35%
MAV Death Benefit                                                          1.40                         1.55

--------------------------------------------------------------------------------
35   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
       ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE

We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payments begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each asset allocation model for new contract holders. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you change your Portfolio Navigator asset allocation model after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator asset allocation model after we have exercised our rights to charge a separate rider charge for each model.

If you choose the Elective Step Up or change your Portfolio Navigator model after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE


THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE "OPTIONAL BENEFITS").


We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Guarantor(SM) Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payments begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

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36   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

Currently the Guarantor(SM) Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each asset allocation model for new contract owners. The Guarantor(SM) Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor(SM) Withdrawal Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you change your Portfolio Navigator asset allocation model after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator asset allocation model after we have exercised our rights to charge a separate rider charge for each model.

If you choose the Elective Step Up or change your Portfolio Navigator model after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

If you choose to step up before the third contract anniversary, the Guarantor(SM) Withdrawal Benefit rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the Elective Step Up.

The fee does not apply after annuity payouts begin.

INCOME ASSURER BENEFIT(SM) RIDER FEE

We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(SM) is as follows:

                                                                              MAXIMUM                      CURRENT
Income Assurer Benefit(SM) - MAV                                               1.50%                        0.30%
Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                      1.75                         0.60
Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base    2.00                         0.65

We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit(SM) fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit(SM) charge does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model for new contract owners but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit(SM) charge after the rider effective date, unless you change your Portfolio Navigator model after we have exercised our rights to increase the charge and/or charge a separate charge for each model. If you decide to change your Portfolio Navigator model after we have exercised our rights to increase the charge for new contract owners, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for the rider will be restarted if you elect to change your asset allocation model to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Income Assurer Benefit(SM) Riders"). The fee does not apply after annuity payouts begin or the Income Assurer Benefit(SM) terminates.

For an example of how each Income Assurer Benefit(SM) rider fee is calculated, see Appendix A.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years, depending on which withdrawal charge schedule you select when you purchase the contract (See "Expense Summary").

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37   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Guarantor(SM) Withdrawal Benefit rider:

CONTRACTS WITHOUT GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

o  10% of the contract value on the prior contract anniversary*; and

o  current contract earnings.

CONTRACTS WITH GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

o  10% of the contract value on the prior contract anniversary*;

o  current contract earnings; and

o  the Remaining Benefit Payment.

* We consider your initial purchase payment and purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (See "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

For an example, see Appendix B.

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

o  withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o if you elected the Guarantor(SM) Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

o contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

o withdrawals made as a result of one of the "Contingent events"* described below (see your contract for additional conditions and restrictions);

o  amounts we refund to you during the free look period;* and

o  death benefits.

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

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38   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

CONTINGENT EVENTS

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT We value your accounts as follows:

THE ONE-YEAR FIXED ACCOUNT

We value the amounts you allocate to the one-year fixed account directly in dollars. The value of the one-year fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account;

o   plus any purchase payment credits allocated to the one-year fixed account;

o   plus interest credited;

o minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

o   minus any prorated portion of the contract administrative charge; and


o minus the prorated portion of the fee for any of the following optional benefits you have selected:

   o  Accumulation Protector Benefit(SM) rider;


   o  Guarantor(SM) Withdrawal Benefit rider; or

   o  Income Assurer Benefit(SM) rider.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

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39   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;

o  any purchase payment credits allocated to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial withdrawals;

o  withdrawal charges;

and the deduction of a prorated portion of:

o  the contract administrative charge; and

o  the fee for any of the following optional benefits you have selected:


   o  Accumulation Protector Benefit(SM) rider;


   o  Guarantor(SM) Withdrawal Benefit rider; or

   o  Income Assurer Benefit(SM) rider.

Accumulation unit values will fluctuate due to:

o  changes in fund net asset value;

o  fund dividends distributed to the subaccounts;

o  fund capital gains or losses;

o  fund operating expenses; and

o mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT
AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS
                                                                                                         NUMBER
                                                             AMOUNT          ACCUMULATION               OF UNITS
                                            MONTH           INVESTED          UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month ...                    Jan              $ 100              $ 20                    5.00

                                             Feb                100                18                    5.56

you automatically buy more                   Mar                100                17                    5.88
units when the per unit market
price is low ...                   ---->     Apr                100                15                    6.67

                                             May                100                16                    6.25

                                             Jun                100                18                    5.56

                                             Jul                100                17                    5.88

                                             Aug                100                19                    5.26
and fewer units when the per
unit market price is high.         ---->     Sept               100                21                    4.76

                                             Oct                100                20                    5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

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40   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your registered representative.

Automated dollar-cost averaging is not available when a Portfolio Navigator asset allocation model is in effect (see "Asset Allocation Program" below).

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the one-year fixed account, except under any Portfolio Navigator asset allocation model. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your registered representative.

Different rules apply to asset rebalancing under a Portfolio Navigator asset allocation model (see "Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM


We currently offer an asset allocation program called Portfolio Navigator. You may elect to participate in this asset allocation program, and there is no additional charge if you elect it. If you purchase an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you are required to participate in the asset allocation program under the terms of the rider. If you are required to participate in the asset allocation program under the terms of a rider, there is no additional charge.


This asset allocation program allows you to allocate your contract value to an asset allocation model portfolio that consists of subaccounts and/or the one-year fixed account that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

Your registered representative can help you determine which asset allocation model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five asset allocation model portfolios ranging from conservative to aggressive. You may not use more than one asset allocation model portfolio at a time. You are allowed to request a change to another asset allocation model portfolio twice per contract year. Each asset allocation model portfolio specifies allocation percentages to each of the subaccounts and the one-year fixed account that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your purchase payments and purchase payment credits in the subaccounts and the one-year fixed account according to the allocation percentages stated for the specific asset allocation model portfolio you have selected. You also authorize us to automatically rebalance your contract values quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the asset allocation model portfolio.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. However, you cannot elect to participate in the asset allocation program again until nine months after the date you discontinue your participation in the asset allocation program.

We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you. If permitted under applicable securities law, we reserve the right to:

o automatically reallocate your current asset allocation model portfolio to an updated version of your current asset allocation model portfolio; or,

o reallocate your current asset allocation model portfolio to an updated version of your current asset allocation model portfolio with your consent.


We also reserve the right to discontinue the asset allocation program for those who elect to participate in it while maintaining the asset allocation program, or a similar program, for contract owners who have selected an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider. We will give you 30 days' written notice of any such change.


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41   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

REQUIRED USE OF ASSET ALLOCATION PROGRAM WITH CERTAIN OPTIONAL BENEFITS


If you are required to participate in the asset allocation program because you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted in accordance with the terms of the rider as summarized below:

o ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the asset allocation model portfolios. The rider automatically ends at the end of the waiting period. You may discontinue the use of an asset allocation program at that time. At all other times if you do not want to participate in any of the asset allocation model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IS IN EFFECT.


o GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the asset allocation model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the asset allocation model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

o INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the asset allocation model portfolios. At all other times if you do not want to participate in any of the asset allocation model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator asset allocation model is in effect.

You may transfer contract value from any one subaccount to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the one-year fixed account.) The date your request to transfer will be processed depends on when we receive it. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.

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42   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o  requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o  not accepting telephone or electronic transfer requests;

o  requiring a minimum time period between each transfer;

o  not accepting transfer requests of an agent acting under power of attorney;

o  limiting the dollar amount that you may transfer at any one time; or

o  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners, uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.

IN ADDITION TO THE MARKET TIMING POLICY WE APPLY TO DISCOURAGE FREQUENT TRANSFERS AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT, THE FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT MAY HAVE ADOPTED THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT WHETHER A PARTICULAR UNDERLYING FUND HAS ADOPTED A MARKET TIMING POLICY, WHAT THAT POLICY IS IF ONE HAS BEEN ADOPTED, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, SEE THAT FUND'S PROSPECTUS.

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43   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o If you select a variable annuity payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to our home office:

REGULAR MAIL:
American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:
American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your registered representative can help you set up automated transfers or partial withdrawals among your one-year fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

o Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o Automated withdrawals may be restricted by applicable law under some contracts.

o  You  may  not  make  additional   purchase   payments  if  automated  partial
   withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

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44   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

3 BY PHONE

Call between 8 a.m. and 4:30 p.m. Eastern time:
(800) 504-0469

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the Guarantor(SM) Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").

In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value. You may request that a partial withdrawal be taken from one or more investment options unless an asset allocation program is in effect for your contract. After executing a partial withdrawal, the value in the one-year fixed account and each subaccount must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o  payable to you;

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

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45   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM), the rider will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit(SM) rider and the Guarantor(SM) Withdrawal Benefit rider will continue upon transfer of ownership of the annuity contract (see "Optional Benefits").


BENEFITS IN CASE OF DEATH

You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contact:

o  Return of Purchase Payments (ROP) Death Benefit; or

o  Maximum Anniversary Value (MAV) Death Benefit.

If both you and the annuitant are 79 or younger at contract issue, you may select either death benefit. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that you elect in your contract. The death benefit you elect determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

For an example of how each death benefit is calculated, see Appendix C.

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46   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

      ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =             PW X DB
                                                                                        -------------------
                                                                                                CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.

   DB = the death benefit on the date of (but prior to) the partial withdrawal

   CV = contract value on the date of (but prior to) the partial withdrawal

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total payments and purchase payment credits made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments and purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values:

1. contract value; or

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the MAV on the date of death.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Accumulation Protector Benefit(SM) rider and the Guarantor(SM) Withdrawal Benefit rider if selected, will continue (see "Optional Benefits").


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

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47   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Guarantor(SM) Withdrawal Benefit rider if selected, will continue (see "Optional Benefits").

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five-year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   o the beneficiary asks us in writing within 60 days after we receive proof of death; and

   o  payouts begin no later than one year following the year of your death; and

   o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


OPTIONAL BENEFITS

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

------------------------------------ -------------------------------------------
ON THE BENEFIT DATE, IF:             THEN YOUR ACCUMULATION PROTECTOR
                                     BENEFIT(SM) RIDER BENEFIT IS:
------------------------------------ -------------------------------------------
The Minimum Contract Accumulation    The contract value is increased on the
Value (defined below) as determined  benefit date to equal the Minimum
under the Accumulation Protector     Contract Accumulation Value as determined
Benefit(SM) rider is greater than    under the Accumulation Protector
your contract value,                 Benefit(SM) rider on the benefit date.
------------------------------------ -------------------------------------------
The contract value is equal to or    Zero; in this case, the Accumulation
greater than the  Minimum Contract   Protector Benefit(SM) rider  ends without
Accumulation Value as determined     value and no benefit is payable.
under the Accumulation Protector
Benefit(SM) rider,
------------------------------------ -------------------------------------------

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.

You may elect the Accumulation Protector Benefit(SM) at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit(SM) may not be purchased with the optional Guarantor(SM) Withdrawal Benefit rider or any Income Assurer Benefit(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. This feature of the Accumulation Protector Benefit(SM) may not be available in all states.


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48   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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


You should consider whether an Accumulation Protector Benefit(SM) rider is appropriate for you because:

o you must elect one of the asset allocation models of the Portfolio Navigator. This requirement limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program");

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;

o if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy required minimum distributions, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;

o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will restart if you exercise the Elective Step Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step Up (described below); and

o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

Be sure to discuss with your registered representative whether a Accumulation Protector Benefit(SM) rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

The 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

Your initial MCAV is equal to your initial purchase payment and purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.


AUTOMATIC STEP UP


On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or


2. the MCAV immediately prior to the Automatic Step Up.

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49   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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


The Automatic Step Up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The Automatic Step Up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).


ELECTIVE STEP UP OPTION


Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time for new contract holders. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the Elective Step up option was exercised.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.


SPOUSAL CONTINUATION


If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.


TERMINATING THE RIDER


The rider will terminate under the following conditions:

   The rider will terminate before the benefit date without paying a benefit on the date:


   o  you take a full withdrawal; or

   o  annuitization begins; or


   o  the contract terminates as a result of the death benefit being paid.

   The rider will terminate on the benefit date.


For an example, see Appendix D.

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge. The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

o withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

o  the Guaranteed Benefit Amount will be adjusted as described below; and

o  the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Withdrawal Charges"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death").

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An annual Elective Step Up option is available for 30 days after the contract anniversary. This option allows you to step up the Remaining Benefit Amount and Guaranteed Benefit Amount to:

o the contract value on the valuation date we receive your written request to step up (Rider A)(1); or


o  the contract value on the contract anniversary date (Rider B)(1).


(1) We currently offer two versions of this benefit, Rider A and Rider B. Before June 20, 2005 we only offered Rider B. We began offering Rider A and discontinued offering Rider B on June 20, 2005. If you purchased a contract with this optional benefit rider before June 20, 2005, the references to Rider B generally apply to your contract (see the rider attached to your contract for the actual terms of the benefit you purchased). The discussion about this benefit and how it works applies generally to both riders unless otherwise noted.

The annual Elective Step Up is subject to the following rules:


o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

o if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the Guaranteed Benefit Amount and Remaining Benefit Amount headings below; and

o you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.


If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator asset allocation model, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.


You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

o you must elect one of the asset allocation models of the Portfolio Navigator. This requirement limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program");

o withdrawals before age 59 1/2 may incur an IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distribution Requirements"). If you have a qualified annuity, you may need to take a minimum distribution that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the Guaranteed Benefit Amount and the Remaining Benefit Amount. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o  we restrict cumulative additional purchase payments to $100,000.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

o at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

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o  when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:

   GBA EXCESS WITHDRAWAL PROCEDURE

   The GBA will automatically be reset to the lesser of (a) the GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments and the excess withdrawal procedure results in a reduction of the total GBA, each payment's GBA will be reset in the following manner:

   1. If the contract value before the excess withdrawal is less than or equal to the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset equal to that payment's Remaining Benefit Amount after the withdrawal.

   2. If the contract value before the excess withdrawal is greater than the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset to that payment's Remaining Benefit Amount after the withdrawal plus (a) times (b) divided by (c), where:

      (a) is the total GBA after the withdrawal less the total Remaining Benefit Amount after the withdrawal;

      (b) is the ratio of that payment's GBA before the withdrawal to that payment's Remaining Benefit Amount before the withdrawal minus one, and

      (c) is the sum of the values as determined in (b) for each individual payment before the withdrawal.

o  at step up -- (see "Elective Step Up" below).

REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

o at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

   RBA EXCESS WITHDRAWAL PROCEDURE

   The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

   If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

   The withdrawal amount up to the Remaining Benefit Payment (defined below) is taken out of each RBA bucket in proportion to its Remaining Benefit Payment at the time of the withdrawal; and the withdrawal amount above the Remaining Benefit Payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

o  at step up -- (see "Elective Step Up" below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

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REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP


You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. NOTE THAT SPECIAL RULES, DESCRIBED ABOVE, MAY LIMIT ELECTIVE STEP UPS IN THE FIRST 3 CONTRACT YEARS.

Depending on whether you have Rider A or Rider B, the elective step up will be determined as follows:

RIDER A

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA.

The effective date of the step up is the valuation date we receive your written request to step up.

The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

The GBA will be increased to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.


RIDER B

You may only step up if your contract anniversary value is greater than the RBA.

The effective date of the step up is the contract anniversary.

The RBA will be increased to an amount equal to the contract anniversary value.

The GBA will be increased to an amount equal to the greater of the GBA immediately before the step up or the contract anniversary value.

The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.


RIDER A

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider for new contract holders, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.


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RIDER B

A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

The special spousal continuation step up is not available to non-spouse beneficiaries that continue the contract.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Internal Revenue Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

o  you will be paid according to the annuity payout option described above;

o  we will no longer accept additional purchase payments;

o  you will no longer be charged for the rider;

o  any attached death benefit riders will terminate; and

o the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.

Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges.


For an example, see Appendix E.


INCOME ASSURER BENEFIT(SM) RIDERS

There are three optional Income Assurer Benefit(SM) riders available under your contract:

o  Income Assurer Benefit(SM) - MAV;

o  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

o  Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit(SM) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.

You should consider whether an Income Assurer Benefit(SM) rider is appropriate for you because:

o you must elect one of the asset allocation models of the Portfolio Navigator. This requirement limits your choice of subaccounts

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and the one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program");

o if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit(SM) is appropriate for you (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit(SM) rider with a qualified annuity;

o you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period;

o the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday; and

o the 10-year waiting period will be restarted if you elect to change asset allocation models to one that causes the Income Assurer Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) you select (see "Charges -- Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The Accumulation Protector Benefit(SM) and Guarantor(SM) Withdrawal Benefit riders are not available with any Income Assurer Benefit(SM) rider. Be sure to discuss with your registered representative whether an Income Assurer Benefit(SM) rider is appropriate for your situation.


HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(SM) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under Contract Data and will include the AXP(R) Variable Portfolio - Cash Management and/or the one-year fixed account. Excluded Investment Options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal, and

(b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment Options under Contract Data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change the Portfolio Navigator asset allocation model to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Charges -- Income Assurer Benefit(SM)").

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THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER
BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:

o you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the Waiting Period;

o  the annuitant on the retirement date must be between 50 to 86 years old; and

o you can only take an annuity payment in one of the following annuity payment plans:

   1) Plan A -- Life Annuity - No Refund;

   2) Plan B -- Life Annuity with Ten or Twenty Years Certain;

   3) Plan D -- Joint and Last Survivor Life Annuity - No Refund;

   4) Plan D -- Joint and Last Survivor Life Annuity with Twenty Years Certain;
                or

   5) Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payments with a guaranteed minimum initial payment or a combination of the two options.

Fixed annuity payments under this rider will occur at the guaranteed annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate. These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables.") Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

    P SUB(t-1) (1 + i)
    -----------------   =  P SUB(t)
          1.05

      P SUB(t-1) = prior annuity payout

      P SUB(t)   = current annuity payout

      i          = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 3.5% assumed investment rate. If your subaccount performance equals 3.5%, your annuity variable payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous variable annuity payout.

TERMINATING THE RIDER

Rider termination conditions are:

o you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you may terminate the rider any time after the expiration of the waiting period;

o the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

o the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

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YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT(SM) - MAV

The guaranteed income benefit base for the Income Assurer Benefit(SM) - MAV is the greatest of these three values:

1. contract value; or

2. the total purchase payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments; or

2. total purchase payments plus purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greatest of these three values:

1. contract value; or

2. the total purchase payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

o the total purchase payments and purchase payment credits made to the protected investment options; minus adjusted partial withdrawals and transfers from the protected investment options; plus

o an amount equal to 5% of your initial purchase payment and purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment and purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

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(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

This method is greater than a dollar-for-dollar reduction, and could potentially deplete the maximum benefit faster than a dollar-for-dollar reduction.

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments (described above); or

2. total purchase payments and purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor, less 5% Adjusted Excluded Payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greatest of these four values:

1. the contract value;

2. the total purchase payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

3. the MAV (described above); or

4. the 5% variable account floor (described above).

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

1. contract value less the Market Value Adjusted Excluded Payments;

2. total purchase payments and purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

3. the MAV, less Market Value Adjusted Excluded Payments (described above); or

4. the 5% Variable Account Floor, less 5% Adjusted Excluded Payments (described above).

For an example of how each Income Assurer Benefit(SM) is calculated, see Appendix F.

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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o  the annuity payout plan you select;

o  the annuitant's age and, in most cases, sex;

o  the annuity table in the contract; and

o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate (if your contract does not have a 5-year withdrawal charge schedule and a MAV Death Benefit) for the 3.5% Table A. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 3.5 % assumed interest rate results in a lower initial payment, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.

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ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit(SM).

o PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN B - LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly payments for a guaranteed payout period of twenty years. If the annuitant dies, we will continue to pay the beneficiary until the 20-year period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: Monthly annuity payments will be paid during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies we will continue to make monthly payments during the lifetime of the survivor. If the survivor dies before we have made payments for 20 years, we continue to make payments to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payment is made.

o PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (EXCEPTION: If you have an Income Assurer Benefit(SM) and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 6.00% and 7.85% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

o GUARANTOR(SM) WITHDRAWAL BENEFIT - ANNUITY PAYOUT OPTION: If you have a Guarantor(SM) Withdrawal Benefit rider under your contract, you may elect the Guarantor(SM) Withdrawal Benefit fixed annuity payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary.

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ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES
Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part of your nonqualified contract before your annuity payouts begin, including withdrawals under the Guarantor Withdrawal Benefit(SM) rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds your investment.

If you withdraw all of your nonqualified contract before annuity payouts begin, including withdrawals under the Guarantor Withdrawal Benefit(SM) rider, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds your investment.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

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If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death or, in the event of non-natural ownership, the death of the annuitant;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o  if it is allocable to an investment before Aug. 14, 1982; or

o  if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

State withholding also may be imposed on taxable distributions.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

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REQUIRED MINIMUM DISTRIBUTIONS: IRAs and TSAs are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o  the payout is a minimum distribution required under the Code;

o  the payout is made on account of an eligible hardship; or

o  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment after you attain age 55 (TSAs only); or

o  to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified contract.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN CENTURION LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

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63   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by

o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;

o  the existing funds become unavailable; or

o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o  add new subaccounts;

o  combine any two or more subaccounts;

o  transfer assets to and from the subaccounts or the variable account; and

o  eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

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64   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

SALES OF THE CONTRACT

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the contract.

o We and AEFA have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its registered representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS

o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.5% each time a purchase payment is made. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1.5% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o We may utilize other or additional compensation plans with certain selling firms, including compensation plans that pay the selling firm additional compensation when it achieves volume goals we set. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest for the selling firm.

o We may pay commissions or other forms of compensation to broker-dealers to provide sales related services including but not limited to product training and sales support.

o In addition to commissions, we may, as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation.

SOURCES OF PAYMENTS TO SELLING FIRMS

o We pay the commissions and other compensation described above from our assets.

o  Our assets may include:

   o revenues we receive from fees and expenses we charge contract owners. These fees and expenses include Contract Owner Transaction Expenses (withdrawal charges), Annual Variable Account Expenses (mortality and expense risk fees and variable account administrative charge) and Other Annual Expenses (annual contract administrative charge and fees for optional riders) (see "Expense Summary"); and,

   o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "Expense Summary -- Annual Operating Expenses of the Funds -- Compensation Disclosure"); and,

   o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds -- Fund Selection and Allocation of Purchase Payments and Contract Values"); and,

   o revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   o fees and expenses we collect from contract owners, including withdrawal charges; and,

   o fees and expenses charged by the underlying funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

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65   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

POTENTIAL CONFLICTS OF INTEREST

Compensation Payment Arrangements with Selling Firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their registered representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause selling firms to grant us access to its registered representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO REGISTERED REPRESENTATIVES

o The selling firm pays its registered representatives. The selling firm decides the compensation and benefits it will pay its registered representatives.

o To inform yourself of any potential conflicts of interest, ask the registered representative before you buy, how the selling firm and its registered representative are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York.

American Centurion Life pays commissions for the sales of contracts to the insurance agencies who have entered into distribution agreements with American Centurion Life and AEFA. These commissions will not be more than 7.5% of purchase payments it receives on the contracts. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Centurion Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Centurion Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Centurion Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

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66   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS AND ONE-YEAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF DEATH BENEFITS AND OPTIONAL RIDERS IN APPENDICES D THROUGH F INCLUDE A PARTIAL WITHDRAWAL TO ILLUSTRATE THE EFFECT OF A PARTIAL WITHDRAWAL ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER THE RIDER IS PART OF A QUALIFIED CONTRACT. QUALIFIED CONTRACTS ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES WHICH MAY REQUIRE YOU TO TAKE PARTIAL WITHDRAWALS FROM THE CONTRACT (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS"). IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS AND/OR OPTIONAL RIDERS TO A QUALIFIED CONTRACT, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

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67   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

APPENDIX A: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

ASSUMPTIONS:

o You purchase the contract with a payment of $50,000 on Jan. 1, 2005 and we add a $500 purchase payment credit. You allocate all of your payment to the Protected Investment Options and make no transfers, add-ons or withdrawals. You select a seven-year withdrawal charge schedule; and

o on Jan. 1, 2006 (the first contract anniversary) your total contract value is $55,545; and

o on Jan. 1, 2007 (the second contract anniversary) your total contract value is $53,270.

WE WOULD CALCULATE THE GUARANTEED INCOME BENEFIT BASE FOR EACH INCOME ASSURER
BENEFIT(SM) ON THE SECOND ANNIVERSARY AS FOLLOWS:

THE INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE IS THE
GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                           $50,500
   Contract value on the second anniversary:                                                                   $53,270
   Maximum Anniversary Value:                                                                                  $55,545
   --------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE                                             $55,545

THE INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE
IS THE GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                           $50,500
   Contract value on the second anniversary:                                                                   $53,270
   5% Variable Account Floor = 1.05 x 1.05 x $50,500                                                           $55,676
   --------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE                                 $55,676

THE INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE
IS THE GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                           $50,500
   Contract value on the second anniversary:                                                                   $53,270
   Maximum Anniversary Value:                                                                                  $55,545
   5% Variable Account Floor = 1.05 x 1.05 x $50,000                                                           $55,676
   --------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE               $55,676

THE INCOME ASSURER BENEFIT(SM) FEE DEDUCTED FROM YOUR CONTRACT VALUE WOULD BE:

INCOME ASSURER BENEFIT(SM) - MAV FEE =                                                          0.30% X $55,545 = $166.64
INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE FEE =                                 0.60% X $55,676 = $334.06
INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE FEE =               0.65% X $55,676 = $361.89

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68   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES
The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

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69   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

o We receive a single $50,000 purchase payment on Jan. 1, 2005 and we add a purchase payment credit of $500; and

o  the contract anniversary date is Jan. 1 each year; and

o you withdraw the contract for its total value on July 1, 2008, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

o  you have made no withdrawals prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER
WHERE THERE IS A LOSS:

                                                                                CONTRACT WITH GAIN        CONTRACT WITH LOSS

                                   Contract Value at time of full withdrawal:          $60,000.00                $40,000.00

                                         Contract Value on prior anniversary:           58,000.00                 42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

                                                      Current Contract Value:           60,000.00                 40,000.00

                                 less purchase payment still in the contract:           50,000.00                 50,000.00
                                                                                       ----------                ----------
                            Earnings in the contact (but not less than zero):           10,000.00                      0.00

STEP 2. Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:

                                                    Earnings in the contract:           10,000.00                      0.00

                               10% of the prior anniversary's Contract Value:            5,800.00                  4,200.00
                                                                                       ----------                ----------
                                                                         TFA:           10,000.00                  4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as follows:

   PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

              XSF =  amount by which 10% of the prior anniversary's
                     contract value exceeds earnings                                         0.00                  4,200.00

              ACV =  amount withdrawn in excess of earnings                             50,000.00                 40,000.00

               CV =  total contract value just prior to current withdrawal              60,000.00                 40,000.00

              TFA =  from Step 2                                                        10,000.00                  4,200.00

            PPNPW =  purchase payment not previously withdrawn                          50,000.00                 50,000.00

STEP 4.  We then calculate the withdrawal charge as:

                                                                         PPW:           50,000.00                 50,000.00

                                                                    less XSF:               (0.00)                (4,200.00)
                                                                                       ----------                ----------
                                amount of PPW subject to a withdrawal charge:           50,000.00                 45,800.00

                                    multiplied by the withdrawal charge rate:              x 7.0%                    x 7.0%
                                                                                       ----------                ----------
                                                           withdrawal charge:            3,500.00                  3,206.00

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:           60,000.00                 40,000.00

                                                           WITHDRAWAL CHARGE:           (3,500.00)                (3,206.00)

                             Contract charge (assessed upon full withdrawal):              (40.00)                   (40.00)
                                                                                       ----------                ----------

                                                NET FULL WITHDRAWAL PROCEEDS:          $56,460.00                $36,754.00

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70   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

o We receive a single $50,000 purchase payment on Jan. 1, 2005 and we add a purchase payment credit of $500; and

o  the contract anniversary date is Jan. 1 each year; and

o you request a partial withdrawal of $15,000 on July 1, 2008, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

o  you have made no withdrawals prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER
WHERE THERE IS A LOSS:

                                                                                CONTRACT WITH GAIN        CONTRACT WITH LOSS

                                Contract Value at time of partial withdrawal:          $60,000.00                $40,000.00

                                         Contract Value on prior anniversary:           58,000.00                 42,000.00

STEP 1.  First, we determine the amount of earnings available in the
                                       CONTRACT at the time of withdrawal as:

                                                      Current Contract Value:           60,000.00                 40,000.00

                                 less purchase payment still in the contract:           50,000.00                 50,000.00
                                                                                       ----------                ----------
                            Earnings in the contact (but not less than zero):           10,000.00                      0.00

STEP 2. Next, we determine the TFA available in the contract as the GREATEST of the following values:

                                                    Earnings in the contract:           10,000.00                      0.00

                               10% of the prior anniversary's Contract Value:            5,800.00                  4,200.00
                                                                                       ----------                ----------
                                                                         TFA:           10,000.00                  4,200.00

STEP 3. Now we can determine how much of the purchase payment and PURCHASE payment credit is being withdrawn (PPW) as:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

              XSF =  amount by which 10% of the prior anniversary's
                     contract value exceeds earnings                                         0.00                  4,200.00

              ACV =  amount withdrawn in excess of earnings                              5,376.34                 16,062.31

               CV =  total contract value just prior to current withdrawal              60,000.00                 40,000.00

              TFA =  from Step 2                                                        10,000.00                  4,200.00

            PPNPW =  purchase payment not previously withdrawn                          50,000.00                 50,000.00

STEP 4.  We then calculate the withdrawal charge as:

                                                                         PPW:            5,376.34                 19,375.80

                                                                    less XSF:               (0.00)                (4,200.00)
                                                                                       ----------                ----------
                                amount of PPW subject to a withdrawal charge:            5,376.34                 15,175.80

                                    multiplied by the withdrawal charge rate:              x 7.0%                    x 7.0%
                                                                                       ----------                ----------
                                                           withdrawal charge:              376.34                  1,062.31

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:           15,376.34                 16,062.31

                                                           WITHDRAWAL CHARGE:             (376.34)                (1,062.31)
                                                                                       ----------                ----------

                                                NET FULL WITHDRAWAL PROCEEDS:          $15,000.00                $15,000.00

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71   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
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

APPENDIX C: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:

o You purchase the contract on Jan. 1, 2005 with a payment of $20,000 and select a seven-year withdrawal charge schedule. We add a $200 purchase payment credit; and

o on Jan. 1, 2006 you make an additional purchase payment of $5,000 and we add a purchase payment credit of $50; and

o on March 1, 2006 the contract value falls to $22,000 and you take a $1,500 partial withdrawal (including withdrawal charges); and

o  on March 1, 2007 the contract value grows to $23,000.

   WE CALCULATE THE ROP DEATH BENEFIT ON MARCH 1, 2007 AS FOLLOWS:

   1. CONTRACT VALUE AT DEATH:                                                                              $23,000.00
                                                                                                            ==========

   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS, MINUS ADJUSTED PARTIAL
      WITHDRAWALS:

      Total purchase payments and purchase payment credits:                                                 $25,250.00

      minus adjusted partial withdrawals calculated as:

         $1,500 x $25,250 /  $22,000 =                                                                       -1,721.59
                                                                                                            ----------
      for a death benefit of:                                                                               $23,528.41
                                                                                                            ==========

   ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:                                                 $23,528.41

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:

o You purchase the contract on Jan. 1, 2005 with a payment of $20,000 and select a seven-year withdrawal charge schedule. We add a purchase payment credit of $200; and

o on Jan. 1, 2006 (the first contract anniversary) the contract value grows to $24,000; and

o on March 1, 2006 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal (including withdrawal charges), leaving a contract value of $20,500.

   WE CALCULATE THE MAV DEATH BENEFIT ON MARCH 1, 2006, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:

   1. CONTRACT VALUE AT DEATH:                                                                              $20,500.00
                                                                                                            ==========

   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS MINUS ADJUSTED PARTIAL
      WITHDRAWALS:

      Total purchase payments and purchase payment credits:                                                 $20,200.00

      minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $20,200  / $22,000=                                                                        -1,377.27
                                                                                                            ----------
      for a death benefit of:                                                                               $18,822.73
                                                                                                            ==========

   3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:

      Greatest of your contract anniversary contract values:                                                $24,000.00

      plus purchase payments and credits made since that anniversary:                                            +0.00

      minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $24,000  / $22,000=                                                                        -1,636.36
                                                                                                            ----------
      for a death benefit of:                                                                               $22,363.64
                                                                                                            ==========

   THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE  THREE VALUES, WHICH IS THE MAV:                        $22,363.64
                                                                                                                      ----------

--------------------------------------------------------------------------------
72   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER


AUTOMATIC STEP UP


This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract anniversaries. These increases occur because of the Automatic Step Up feature of the rider. The Automatic Step Up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the Benefit Date.


ASSUMPTIONS:


o You purchase a contract with a seven-year withdrawal schedule with a payment of $123,762 on Jan. 1, 2005 and receive a purchase payment credit of $1,238; and


o  you make no additional purchase payments to the contract; and


o you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and

o  you do not exercise the Elective Step Up Option available under the rider;
   and


o  you do not change asset allocation models.


Based on these assumptions, the Waiting Period expires at the end of the 10th contract year. The rider then ends. On the Benefit Date, Jan. 1, 2015, the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.

                                                                                     HYPOTHETICAL HYPOTHETICAL
                                          PURCHASE                    MCAV ADJUSTED     ASSUMED      ASSUMED
                                         PAYMENTS &      PARTIAL         PARTIAL       NET RATE     CONTRACT
DATE                                       CREDITS      WITHDRAWALS    WITHDRAWAL      OF RETURN      VALUE          MCAV
---------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2005                            $125,000        $   NA         $   NA             NA      $125,000       $125,000
 Jan. 1, 2006                                   0             0              0            12.0%     140,000        125,000
 Jan. 1, 2007                                   0             0              0            15.0%     161,000        128,800(2)
 Jan. 1, 2008                                   0             0              0             3.0%     165,830        132,664(2)
 Jan. 1, 2009                                   0             0              0            -8.0%     152,564        132,664
 Jan. 1, 2010                                   0         2,000          2,046           -15.0%     127,679        130,618
 Jan. 1, 2011                                   0             0              0            20.0%     153,215        130,618
 Jan. 1, 2012                                   0             0              0            15.0%     176,197        140,958(2)
 Jan. 1, 2013                                   0         5,000          4,444           -10.0%     153,577        136,513
 Jan. 1, 2014                                   0             0              0           -20.0%     122,862        136,513
 JAN. 1, 2015(1)                                0             0              0           -12.0%     108,118        136,513


(1) The APB Benefit Date.


(2) These values indicate where the Automatic Step Up feature increased the MCAV.


IMPORTANT INFORMATION ABOUT THIS EXAMPLE:


o If the actual rate of return during the Waiting Period causes the contract value to equal or exceed the MCAV on the Benefit Date, no benefit is paid under this rider.

o Even if a benefit is paid under the rider on the Benefit Date, contract value allocated to the variable account after the Benefit Date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
73   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ELECTIVE STEP UP


This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the Elective Step Up Option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The Elective Step Up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the Elective Step Up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the Benefit Date.


ASSUMPTIONS:


o You purchase a contract with a seven-year withdrawal schedule with a payment of $123,762 on Jan. 1, 2005 and receive a purchase payment credit of $1,238; and


o  you make no additional purchase payments to the contract; and


o you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and,

o the Elective Step up is exercised on the first, second, third and seventh contract anniversaries; and


o  you do not change asset allocation models.


Based on these assumptions, the 10 year Waiting Period restarts each time you exercise the Elective Step Up Option (on the first, second, third and seventh contract anniversaries in this example). The Waiting Period expires at the end of the 10th contract year following the last exercise of the Elective Step Up Option. When the Waiting Period expires, the rider ends. On the Benefit Date, Jan. 1, 2022, the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.

                               YEARS                                       MCAV      HYPOTHETICAL HYPOTHETICAL
                           REMAINING IN   PURCHASE                       ADJUSTED       ASSUMED      ASSUMED
                            THE WAITING  PAYMENTS &         PARTIAL       PARTIAL      NET RATE     CONTRACT
DATE                          PERIOD       CREDITS        WITHDRAWALS   WITHDRAWAL     OF RETURN      VALUE          MCAV
---------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2005                   10       $125,000        $   NA         $   NA             NA      $125,000       $125,000
 Jan. 1, 2006                   10(2)           0             0              0            12.0%     140,000        140,000(3)
 Jan. 1, 2007                   10(2)           0             0              0            15.0%     161,000        161,000(3)
 Jan. 1, 2008                   10(2)           0             0              0             3.0%     165,830        165,830(3)
 Jan. 1, 2009                    9              0             0              0            -8.0%     152,564        165,830
 Jan. 1, 2010                    8              0         2,000          2,558           -15.0%     127,679        163,272
 Jan. 1, 2011                    7              0             0              0            20.0%     153,215        163,272
 Jan. 1, 2012                   10(2)           0             0              0            15.0%     176,197        176,197(3)
 Jan. 1, 2013                    9              0         5,000          5,556           -10.0%     153,577        170,642
 Jan. 1, 2014                    8              0             0              0           -20.0%     122,862        170,642
 Jan. 1, 2015                    7              0             0              0           -12.0%     108,118        170,642
 Jan. 1, 2016                    6              0             0              0             3.0%     111,362        170,642
 Jan. 1, 2017                    5              0             0              0             4.0%     115,817        170,642
 Jan. 1, 2018                    4              0         7,500         10,524             5.0%     114,107        160,117
 Jan. 1, 2019                    3              0             0              0             6.0%     120,954        160,117
 Jan. 1, 2020                    2              0             0              0            -5.0%     114,906        160,117
 Jan. 1, 2021                    1              0             0              0           -11.0%     102,266        160,117
 JAN. 1, 2022(1)                 0              0             0              0            -3.0%      99,198        160,117


(1) The APB Benefit Date.

(2) The Waiting Period restarts when the Elective Step Up is exercised.


(3) These values indicate when the Elective Step Up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

o If the actual rate of return during the Waiting Period causes the contract value to equal or exceed the MCAV on the Benefit Date, no benefit is paid under this rider.

o Exercising the Elective Step up provision may result in an increase in the charge that you pay for this rider.

o Even if a benefit is paid under the rider on the Benefit Date, contract value allocated to the variable account after the Benefit Date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
74   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX E: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER


EXAMPLE OF THE GUARANTOR(SM) WITHDRAWAL BENEFIT

ASSUMPTIONS:

o You purchase the contract on Jan. 1, 2005 with a payment of $100,000, and you select a 7-year withdrawal charge schedule.

o  We add a purchase payment credit of $1,000 to your contract.

   The Guaranteed Benefit Amount (GBA) equals your purchase payment
   plus the purchase payment credit:                                                     $101,000

   The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:

      0.07 x $101,000 =                                                                  $  7,070

   The Remaining Benefit Amount (RBA) equals your purchase payment
   plus the purchase payment credit:                                                     $101,000

   On Jan. 1, 2006 the contract value grows to $110,000. You decide to step up your benefit.

   The RBA equals 100% of your contract value:                                           $110,000

   The GBA equals 100% of your contract value:                                           $110,000

   The GBP equals 7% of your stepped-up GBA:

      0.07 x $110,000 =                                                                  $  7,700

   On July 1, 2008 you decide to take a partial withdrawal of $7,700.

   You took a partial withdrawal equal to your GBP, so your RBA equals the prior
   RBA less the amount of the partial withdrawal:

      $110,000 - $7,700 =                                                                $102,300

   The GBA equals the GBA immediately prior to the partial withdrawal:                   $110,000

   The GBP equals 7% of your GBA:

      0.07 x $110,000 =                                                                  $  7,700

   On Jan. 1, 2009 you make an additional purchase payment of $50,000.

   We add a purchase payment credit of $500 to your contract.

   The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment and purchase payment credit:

      $102,300 + $50,500 =                                                               $152,800

   The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment credit:

      $110,000 + $50,500 =                                                               $160,500

   The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment and purchase payment credit:

      $7,700 + $3,535 =                                                                  $ 11,235

   On Jan. 1, 2010 your contract value grows to $200,000. You decide to step up your benefit.

   The RBA equals 100% of your contract value:                                           $200,000

   The GBA equals 100% of your contract value:                                           $200,000

   The GBP equals 7% of your stepped-up GBA:

      0.07 x $200,000 =                                                                  $ 14,000

--------------------------------------------------------------------------------
75   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

   On July 1, 2011 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

   (1) your contract value immediately following the partial withdrawal;
             $230,000 - $20,000 =                                                        $210,000

   OR

   (2) your prior RBA less the amount of the partial withdrawal.
             $200,000 - $20,000 =                                                        $180,000

   Reset RBA = lesser of (1) or (2) =                                                    $180,000

   The GBA gets reset to the lesser of:

   (1)    your prior GBA                                                                 $200,000

   OR

   (2) your contract value immediately following the partial withdrawal;
             $230,000 - $20,000 =                                                        $210,000

   Reset GBA = lesser of (1) or (2) =                                                    $200,000

   The Reset GBP is equal to 7% of your Reset GBA:

      0.07 x $200,000 =                                                                  $ 14,000

   On July 1, 2014 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

   (1) your contract value immediately following the partial withdrawal;
             $175,000 - $25,000 =                                                        $150,000

   OR

   (2) your prior RBA less the amount of the partial withdrawal.
             $180,000 - $25,000 =                                                        $155,000

   Reset RBA = lesser of (1) or (2) =                                                    $150,000

   The GBA gets reset to the lesser of:

   (1)    your prior GBA;                                                                $200,000

   OR

   (2) your contract value immediately following the partial withdrawal;
             $175,000 - $25,000 =                                                        $150,000

   Reset GBA = lesser of (1) or (2) =                                                    $150,000

   The Reset GBP is equal to 7% of your Reset GBA:

      0.07 x $150,000 =                                                                  $ 10,500

--------------------------------------------------------------------------------
76   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX F: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS


The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(SM) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "Protected Investment Options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a Portfolio Navigator asset allocation model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (Protected Investment Options). Some Portfolio Navigator asset allocation model portfolios include Protected Investment Options and Excluded Investment Options (AXP(R) Variable Portfolio - Cash Management Fund, and if available under the contract and the one-year fixed account). Excluded Investment Options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator asset allocation models.

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 and elect the seven-year withdrawal charge schedule; and

o  we immediately add a $1,000 purchase payment credit; and

o you invest all contract value in the subaccounts (Protected Investment Options); and

o you make no additional purchase payments, partial withdrawals or changes in asset allocation model; and

o  the annuitant is male and age 55 at contract issue; and

o  the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                     ASSUMED             PURCHASE             MAXIMUM            GUARANTEED
  CONTRACT                                          CONTRACT             PAYMENTS           ANNIVERSARY            INCOME
 ANNIVERSARY                                          VALUE             AND CREDITS       VALUE (MAV)(1)    BENEFIT BASE - MAV(2)
     1                                             $109,000             $101,000            $109,000            $109,000
     2                                              127,000                 none             127,000             127,000
     3                                              134,000                 none             134,000             134,000
     4                                              153,000                 none             153,000             153,000
     5                                               86,000                 none             153,000             153,000
     6                                              122,000                 none             153,000             153,000
     7                                              141,000                 none             153,000             153,000
     8                                              155,000                 none             155,000             155,000
     9                                              142,000                 none             155,000             155,000
    10                                              176,000                 none             176,000             176,000
    11                                              143,000                 none             176,000             176,000
    12                                              150,000                 none             176,000             176,000
    13                                              211,000                 none             211,000             211,000
    14                                              201,000                 none             211,000             211,000
    15                                              206,000                 none             211,000             211,000

 (1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

 (2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.

--------------------------------------------------------------------------------
77   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

  CONTRACT                                               STANDARD PROVISIONS               INCOME ASSURER BENEFIT(SM) - MAV
 ANNIVERSARY                                         ASSUMED        PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
 AT EXERCISE                                     CONTRACT VALUE      10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
    10                                             $176,000               $  784.96         $176,000              $  784.96
    11                                              143,000                  654.94          176,000                 806.08
    12                                              150,000                  703.50          176,000                 825.44
    13                                              211,000                1,017.02          211,000               1,017.02
    14                                              201,000                  992.94          211,000               1,042.34
    15                                              206,000                1,046.48          211,000               1,071.88

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

  CONTRACT                                               STANDARD PROVISIONS               INCOME ASSURER BENEFIT(SM) - MAV
 ANNIVERSARY                                         ASSUMED      PLAN D - LAST SURVIVOR GUARANTEED INCOME PLAN D - LAST SURVIVOR
 AT EXERCISE                                     CONTRACT VALUE         NO REFUND*         BENEFIT BASE          NO REFUND*
    10                                             $176,000                 $631.84         $176,000                $631.84
    11                                              143,000                  524.81          176,000                 645.92
    12                                              150,000                  562.50          176,000                 660.00
    13                                              211,000                  810.24          211,000                 810.24
    14                                              201,000                  791.94          211,000                 831.34
    15                                              206,000                  832.24          211,000                 852.44

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

--------------------------------------------------------------------------------
78   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                                                 GUARANTEED
                                                                                                                   INCOME
                                                     ASSUMED             PURCHASE               5%             BENEFIT BASE -
  CONTRACT                                          CONTRACT             PAYMENTS          ACCUMULATION        5% ACCUMULATION
 ANNIVERSARY                                          VALUE             AND CREDITS       BENEFIT BASE(1)      BENEFIT BASE(2)
     1                                             $109,000             $101,000            $106,050            $109,000
     2                                              127,000                 none             111,353             127,000
     3                                              134,000                 none             116,920             134,000
     4                                              153,000                 none             122,766             153,000
     5                                               86,000                 none             128,904             128,904
     6                                              122,000                 none             135,350             135,350
     7                                              141,000                 none             142,117             142,117
     8                                              155,000                 none             149,223             155,000
     9                                              142,000                 none             156,684             156,684
    10                                              176,000                 none             164,518             176,000
    11                                              143,000                 none             172,744             172,744
    12                                              150,000                 none             181,381             181,381
    13                                              211,000                 none             190,451             211,000
    14                                              201,000                 none             199,973             201,000
    15                                              206,000                 none             209,972             209,972

 (1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

 (2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                                                                             INCOME ASSURER BENEFIT(SM) -
  CONTRACT                                               STANDARD PROVISIONS                 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED        PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
 AT EXERCISE                                     CONTRACT VALUE      10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
    10                                             $176,000               $  784.96         $176,000              $  784.96
    11                                              143,000                  654.94          172,744                 791.17
    12                                              150,000                  703.50          181,381                 850.68
    13                                              211,000                1,017.02          211,000               1,017.02
    14                                              201,000                  992.94          201,000                 992.94
    15                                              206,000                1,046.48          209,972               1,066.66

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

--------------------------------------------------------------------------------
79   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                                                                             INCOME ASSURER BENEFIT(SM) -
  CONTRACT                                               STANDARD PROVISIONS                 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED      PLAN D - LAST SURVIVOR GUARANTEED INCOME PLAN D - LAST SURVIVOR
 AT EXERCISE                                     CONTRACT VALUE         NO REFUND*         BENEFIT BASE          NO REFUND*
    10                                             $176,000                 $631.84         $176,000                $631.84
    11                                              143,000                  524.81          172,744                 633.97
    12                                              150,000                  562.50          181,381                 680.18
    13                                              211,000                  810.24          211,000                 810.24
    14                                              201,000                  791.94          201,000                 791.94
    15                                              206,000                  832.24          209,972                 848.29

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                                                 GUARANTEED
                                                                                                                   INCOME
                                                                                                               BENEFIT BASE -
                                                                                                                 GREATER OF
                                 ASSUMED            PURCHASE              MAXIMUM               5%                MAV OR 5%
  CONTRACT                      CONTRACT            PAYMENTS            ANNIVERSARY        ACCUMULATION         ACCUMULATION
 ANNIVERSARY                      VALUE            AND CREDITS           VALUE(1)         BENEFIT BASE(1)      BENEFIT BASE(2)
     1                         $109,000            $101,000             $109,000            $106,050            $109,000
     2                          127,000                none              127,000             111,353             127,000
     3                          134,000                none              134,000             116,920             134,000
     4                          153,000                none              153,000             122,766             153,000
     5                           86,000                none              153,000             128,904             153,000
     6                          122,000                none              153,000             135,350             153,000
     7                          141,000                none              153,000             142,117             153,000
     8                          155,000                none              155,000             149,223             155,000
     9                          142,000                none              155,000             156,684             156,684
    10                          176,000                none              176,000             164,518             176,000
    11                          143,000                none              176,000             172,744             176,000
    12                          150,000                none              176,000             181,381             181,381
    13                          211,000                none              211,000             190,451             211,000
    14                          201,000                none              211,000             199,973             211,000
    15                          206,000                none              211,000             209,972             211,000

 (1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

 (2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

--------------------------------------------------------------------------------
80   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                                                                      INCOME ASSURER BENEFIT(SM) - GREATER OF MAV
  CONTRACT                                               STANDARD PROVISIONS                OR 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED        PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
 AT EXERCISE                                     CONTRACT VALUE      10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
    10                                             $176,000               $  784.96         $176,000              $  784.96
    11                                              143,000                  654.94          176,000                 806.08
    12                                              150,000                  703.50          181,381                 850.68
    13                                              211,000                1,017.02          211,000               1,017.02
    14                                              201,000                  992.94          211,000               1,042.34
    15                                              206,000                1,046.48          211,000               1,071.88

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                                                                     INCOME ASSURER BENEFIT(SM) - GREATER OF MAV
  CONTRACT                                               STANDARD PROVISIONS                OR 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED      PLAN D - LAST SURVIVOR GUARANTEED INCOME PLAN D - LAST SURVIVOR
 AT EXERCISE                                     CONTRACT VALUE         NO REFUND*         BENEFIT BASE          NO REFUND*
    10                                             $176,000                 $631.84         $176,000                $631.84
    11                                              143,000                  524.81          176,000                 645.92
    12                                              150,000                  562.50          181,381                 680.18
    13                                              211,000                  810.24          211,000                 810.24
    14                                              201,000                  791.94          211,000                 831.34
    15                                              206,000                  832.24          211,000                 852.44

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

--------------------------------------------------------------------------------
81   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                                                p.  3

Rating Agencies                                                            p.  4

Principal Underwriter                                                      p.  4

Independent Registered Public Accounting Firm                              p.  4


Condensed Financial Information (Unaudited)                                p.  5


Financial Statements

--------------------------------------------------------------------------------
82   AMERICAN EXPRESS INNOVATIONS SELECT VARIABLE ANNUITY --
        ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

(logo)
AMERICAN
 EXPRESS
(R)
        AMERICAN
        CENTURION
        LIFE

AMERICAN CENTURION LIFE ASSURANCE COMPANY, ISSUER
20 MADISON AVENUE EXTENSION
P.O. BOX 5555
ALBANY, NY 12205-0555
(800) 504-0469

45313 E (6/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                      AMERICAN EXPRESS ENDEAVOR SELECT(SM)
                                VARIABLE ANNUITY



                     AMERICAN EXPRESS INNOVATIONS(R) SELECT
                                VARIABLE ANNUITY

                         ACL VARIABLE ANNUITY ACCOUNT 2


                                  JUNE 20, 2005


ACL Variable Annuity Account 2 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your registered representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the ACL Variable Annuity Account 2. Not all subaccounts shown will apply to your specific contract.

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
(800) 504-0469

TABLE OF CONTENTS

Calculating Annuity Payouts                                                p.  3

Rating Agencies                                                            p.  4

Principal Underwriter                                                      p.  4

Independent Registered Public Accounting Firm                              p.  4

Condensed Financial Information (Unaudited)                                p.  5

Financial Statements


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Centurion Life. American Centurion Life issues the variable annuity contracts.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of American Centurion Life.


                         ACL VARIABLE ANNUITY ACCOUNT 2

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

-    determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                         ACL VARIABLE ANNUITY ACCOUNT 2

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Centurion Life, contact your registered representative. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.


Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contracts, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Centurion Life are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXP Financial Center, Minneapolis, MN 55474. American Centurion Life currently pays AEFA underwriting commissions for its role as principal underwriter for all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2004:
$1,741,134; 2003: $1,555,999 and 2002: $55,378. AEFA retains no underwriting commission from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, an independent registered public accounting firm, as stated in their reports appearing herein.


                         ACL VARIABLE ANNUITY ACCOUNT 2

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                 65        1

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.52   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.78   $ 1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                 82        9

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.34   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND (R) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.50   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.78   $ 1.50
Number of accumulation units outstanding at end of period (000 omitted)                                                  3       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 56        1

AXP(R)VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                 14       11

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.46   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                  3        2

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.61   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.34   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.51   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                  1        1

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                  2        2

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                  8        2

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                  2        2

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.52   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                198       18

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                  2        2

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.83   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                 75        5

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.57   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.77   $ 1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                 71        2

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                 11        8

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.47   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.62   $ 1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                 44        3

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.82   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                  2        2

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                163       42

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.43   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.68   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                  7        3

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.36   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                  9        2

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.48   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.18   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                 28        2

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.72   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.44   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                 68        4

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.55   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.82   $ 1.55
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.18   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.27   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                 15       10

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.53   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                 13        9

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.13   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.21   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                234       48

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.48   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                 11       11

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                 42        6

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.61   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                 54       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.05   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                223      160

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.52   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.78   $ 1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                 60        2

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.34   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                 20       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.50   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.78   $ 1.50
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                506      159

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                382      136

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.45   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                 55       10

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.61   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                 21        6

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.34   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                  4        4

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.50   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                216      147

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 25        6

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                 72       --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                 49       33

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.52   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                              1,212      331

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                 58        9

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.82   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                393       58

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.57   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                 96       14

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                 46       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.47   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.62   $ 1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                 65       28

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                 91       25

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                640      260

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.43   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.68   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                 56        9

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.35   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                137       55

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.48   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                 67       20

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                841      397

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.71   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 45       42

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.43   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                438      125

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.55   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.82   $ 1.55
Number of accumulation units outstanding at end of period (000 omitted)                                                 84       19

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.18   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.27   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                 62        6

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.53   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                321       27

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.13   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.21   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                868      200

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                 21        2

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                  4        1

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.61   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                  2        1

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           9

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           5

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           6

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                           7

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           5

AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           6

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           4

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           5

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           8

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                           4

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                 67       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.52   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.77   $ 1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.34   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND (R) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.50   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.77   $ 1.50
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                 56        2

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.45   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                 36       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                 27       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.50   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                 27       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.51   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                255       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.38   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                 19       15

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.82   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                 33        3

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.57   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                  6       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                 10       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.47   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.62   $ 1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                 19       15

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                142       --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.43   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.67   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                 10       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.35   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                 23       --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                 15       15

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                172       20

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.71   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.43   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                 60       17

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.54   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                  8        7

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.18   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.27   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                 10       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.53   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.80   $ 1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                 53       10

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.13   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.21   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                313       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                 22       22

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                  3        3

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                  5        5

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                  1        1

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.52   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.77   $ 1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  5       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.50   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.77   $ 1.50
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 49        3

AXP(R)VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                 32        1

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.45   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                 24       20

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                  4        1

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.50   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                  6        4

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 23       22

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                 34       11

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  4       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP ULTRA, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  4       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.51   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 41        8

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.38   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)

Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.82   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                 64       22

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.57   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.75   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                 32        9

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.47   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.61   $ 1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                 25       16

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                 11        4

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.27   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                 44        1

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.43   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.67   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                 14        1

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.35   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                  6        4

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                  2        1

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                 12        6

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.71   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.43   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                 32        8

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.54   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                  6       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.18   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.27   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                  8        1

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.53   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.80   $ 1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                 15        5

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.13   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.21   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                 42        2

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                  6        4

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  6       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                174        5

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                332      119

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.52   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.77   $ 1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                 20       14

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                 13       13

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 37       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.28   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.49   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.77   $ 1.49
Number of accumulation units outstanding at end of period (000 omitted)                                                 36        4

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                433       72

AXP(R)VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                348      271

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 16       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.45   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                136       19

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                 44       15

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 11       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 --        2

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.51   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                227       35

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 16       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 35        2

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                 12        8

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.20   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                 65       49

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 16       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP ULTRA, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 37       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 11       --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.51   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                              1,343      177

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.38   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                 80        3

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  6       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.82   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                248       58

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.57   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.75   $ 1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                112        4

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.38   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.80   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                 25       18

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.47   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.61   $ 1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                277       71

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                152        8

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.27   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                842      171

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.45   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.70   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                135       17

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  5       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 20       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.35   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                 78       --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                 70       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.28   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                              1,360      227

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.70   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.43   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                756      166

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.54   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                 54        1

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.18   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                 47       26

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.53   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.80   $ 1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                225       28

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.13   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.21   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                569      137

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                 17        7

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                  5        2

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                  1        1

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 56       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 22       --

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 15       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                          2004   2003   2002   2001   2000   1999   1998   1997
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (10/24/1997)
Accumulation unit value at beginning of period                              $ 1.06 $ 1.07 $ 1.08 $ 1.05 $ 1.01 $ 1.01 $ 1.00 $ 1.00
Accumulation unit value at end of period                                    $ 1.06 $ 1.06 $ 1.07 $ 1.08 $ 1.05 $ 1.01 $ 1.01 $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)         45     41     47     50     59     --     13     --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/24/1997)
Accumulation unit value at beginning of period                              $ 1.15 $ 1.12 $ 1.08 $ 1.01 $ 0.97 $ 0.97 $ 0.97 $ 1.00
Accumulation unit value at end of period                                    $ 1.19 $ 1.15 $ 1.12 $ 1.08 $ 1.01 $ 0.97 $ 0.97 $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)        664    701    794    943  1,016    898    566     --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.52 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.77 $ 1.52     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          5      1     --     --     --     --     --     --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.25 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.33 $ 1.25     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         --     --     --     --     --     --     --     --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                              $ 0.97 $ 0.76 $ 0.99 $ 1.23 $ 1.51 $ 1.24 $ 1.01 $ 1.00
Accumulation unit value at end of period                                    $ 1.02 $ 0.97 $ 0.76 $ 0.99 $ 1.23 $ 1.51 $ 1.24 $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)        497    584    650    963    970    861    753     --

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (10/24/1997)
Accumulation unit value at beginning of period                              $ 1.05 $ 0.89 $ 1.03 $ 1.17 $ 1.22 $ 1.07 $ 0.97 $ 1.00
Accumulation unit value at end of period                                    $ 1.14 $ 1.05 $ 0.89 $ 1.03 $ 1.17 $ 1.22 $ 1.07 $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)      1,724  2,090  2,318  2,216  2,219  1,962  1,650     --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.04 $ 0.85 $ 1.10 $ 1.34 $ 1.50 $ 1.15 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.06 $ 1.04 $ 0.85 $ 1.10 $ 1.34 $ 1.50 $ 1.15     --
Number of accumulation units outstanding at end of period (000 omitted)        139    150    155    151    119     88      4     --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.49 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.77 $ 1.49     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         10      2     --     --     --     --     --     --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.33 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.44 $ 1.33     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         38     --     --     --     --     --     --     --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                              $ 0.99 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 0.99 $ 0.99     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         53     10     --     --     --     --     --     --

AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (10/24/1997)
Accumulation unit value at beginning of period                              $ 0.71 $ 0.56 $ 0.83 $ 1.26 $ 1.57 $ 0.93 $ 0.92 $ 1.00
Accumulation unit value at end of period                                    $ 0.76 $ 0.71 $ 0.56 $ 0.83 $ 1.26 $ 1.57 $ 0.93 $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)        409    476    511    626    438    427    269     --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                              $ 0.85 $ 0.67 $ 0.83 $ 1.18 $ 1.60 $ 1.11 $ 0.97 $ 1.00
Accumulation unit value at end of period                                    $ 0.98 $ 0.85 $ 0.67 $ 0.83 $ 1.18 $ 1.60 $ 1.11 $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)        182    222    231    257    192    143     56     --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.45 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.59 $ 1.45     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         38     29     --     --     --     --     --     --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                          2004   2003   2002   2001   2000   1999   1998   1997
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.41 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.60 $ 1.41     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         --     --     --     --     --     --     --     --

AIM V.I. CORE EQUITY FUND, SERIES I SHARES (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.00 $ 0.81 $ 0.98 $ 1.28 $ 1.52 $ 1.15 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.07 $ 1.00 $ 0.81 $ 0.98 $ 1.28 $ 1.52 $ 1.15     --
Number of accumulation units outstanding at end of period (000 omitted)        627    775    866    932    724    381      6     --

AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (11/4/1998)
Accumulation unit value at beginning of period                              $ 0.92 $ 0.72 $ 0.87 $ 1.15 $ 1.59 $ 1.04 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.12 $ 0.92 $ 0.72 $ 0.87 $ 1.15 $ 1.59 $ 1.04     --
Number of accumulation units outstanding at end of period (000 omitted)        207    258    270    344    266    230      4     --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (11/4/1998)
Accumulation unit value at beginning of period                              $ 0.91 $ 0.74 $ 1.08 $ 1.25 $ 1.48 $ 1.16 $ 1.00     --
Accumulation unit value at end of period                                    $ 0.95 $ 0.91 $ 0.74 $ 1.08 $ 1.25 $ 1.48 $ 1.16     --
Number of accumulation units outstanding at end of period (000 omitted)        556    671    703    889    761    482      8     --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.28 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.33 $ 1.28     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         --     --     --     --     --     --     --     --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.37 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.51 $ 1.37     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         15      4     --     --     --     --     --     --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              $ 1.28 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.36 $ 1.28     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        110     37     --     --     --     --     --     --

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              $ 1.41 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.46 $ 1.41     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          4     --     --     --     --     --     --     --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.17 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.26 $ 1.17     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         22     --     --     --     --     --     --     --

AMERICAN CENTURY(R) VP INCOME & GROWTH, CLASS I (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.03 $ 0.81 $ 1.02 $ 1.13 $ 1.28 $ 1.10 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.15 $ 1.03 $ 0.81 $ 1.02 $ 1.13 $ 1.28 $ 1.10     --
Number of accumulation units outstanding at end of period (000 omitted)        256    318    389    403    278    180      8     --

AMERICAN CENTURY(R) VP VALUE, CLASS I (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.38 $ 1.09 $ 1.26 $ 1.13 $ 0.97 $ 1.00 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.56 $ 1.38 $ 1.09 $ 1.26 $ 1.13 $ 0.97 $ 1.00     --
Number of accumulation units outstanding at end of period (000 omitted)        144    168    184    192    199    116      3     --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.33 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.51 $ 1.33     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        138     --     --     --     --     --     --     --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.38 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.41 $ 1.38     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         55      6     --     --     --     --     --     --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                          2004   2003   2002   2001   2000   1999   1998   1997
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.48 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.81 $ 1.48     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        126     29     --     --     --     --     --     --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.57 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.75 $ 1.57     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         37     --     --     --     --     --     --     --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.35 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.75 $ 1.35     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         --     --     --     --     --     --     --     --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                              $ 1.47 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.61 $ 1.47     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          8      3     --     --     --     --     --     --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.48 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.81 $ 1.48     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          2      2     --     --     --     --     --     --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.27 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.41 $ 1.27     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        403    134     --     --     --     --     --     --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.43 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.67 $ 1.43     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         17      2     --     --     --     --     --     --

JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.36 $ 1.21 $ 1.31 $ 1.39 $ 1.44 $ 1.15 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.45 $ 1.36 $ 1.21 $ 1.31 $ 1.39 $ 1.44 $ 1.15     --
Number of accumulation units outstanding at end of period (000 omitted)      2,464  2,892  3,214  3,536  3,145  1,783     37     --

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (11/4/ 1998)
Accumulation unit value at beginning of period                              $ 1.04 $ 0.85 $ 1.16 $ 1.51 $ 1.82 $ 1.12 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.07 $ 1.04 $ 0.85 $ 1.16 $ 1.51 $ 1.82 $ 1.12     --
Number of accumulation units outstanding at end of period (000 omitted)        558    636    677    746    648    280     11     --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.25 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.35 $ 1.25     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         --     --     --     --     --     --     --     --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.40 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.47 $ 1.40     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         15     --     --     --     --     --     --     --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.17 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.28 $ 1.17     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         79     13     --     --     --     --     --     --

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.33 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.70 $ 1.33     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          2     --     --     --     --     --     --     --

OPCAP EQUITY PORTFOLIO (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.02 $ 0.80 $ 1.03 $ 1.13 $ 1.04 $ 1.03 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.12 $ 1.02 $ 0.80 $ 1.03 $ 1.13 $ 1.04 $ 1.03     --
Number of accumulation units outstanding at end of period (000 omitted)        118    143    149    162    164    101      3     --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                          2004   2003   2002   2001   2000   1999   1998   1997
-----------------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO (10/27/1997)
Accumulation unit value at beginning of period                              $ 1.13 $ 0.94 $ 1.15 $ 1.22 $ 1.13 $ 1.09 $ 1.03 $ 1.00
Accumulation unit value at end of period                                    $ 1.23 $ 1.13 $ 0.94 $ 1.15 $ 1.22 $ 1.13 $ 1.09 $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)        736    941    989  1,278  1,378  1,293  1,274     --

OPCAP SMALL CAP PORTFOLIO (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.63 $ 1.16 $ 1.50 $ 1.41 $ 0.99 $ 1.02 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.90 $ 1.63 $ 1.16 $ 1.50 $ 1.41 $ 0.99 $ 1.02     --
Number of accumulation units outstanding at end of period (000 omitted)        121    154    148    177    187    125      8     --

OPCAP U.S. GOVERNMENT INCOME PORTFOLIO* (10/27/1997)
Accumulation unit value at beginning of period                              $ 1.29 $ 1.30 $ 1.20 $ 1.14 $ 1.05 $ 1.08 $ 1.01 $ 1.00
Accumulation unit value at end of period                                    $ 1.29 $ 1.29 $ 1.30 $ 1.20 $ 1.14 $ 1.05 $ 1.08 $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)        672    750    812    974    986  1,070  1,042     --
* OPCAP U.S. GOVERNMENT INCOME PORTFOLIO LIQUIDATED ON APRIL 29, 2005

OPPENHEIMER CAPITAL APPRECIATION FUND/VA (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.26 $ 0.97 $ 1.35 $ 1.56 $ 1.59 $ 1.14 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.32 $ 1.26 $ 0.97 $ 1.35 $ 1.56 $ 1.59 $ 1.14     --
Number of accumulation units outstanding at end of period (000 omitted)        586    633    657    742    507    329     12     --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.36 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.43 $ 1.36     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        169      8     --     --     --     --     --     --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.54 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.81 $ 1.54     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         32     --     --     --     --     --     --     --

OPPENHEIMER HIGH INCOME FUND/VA (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.21 $ 0.99 $ 1.02 $ 1.02 $ 1.07 $ 1.04 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.30 $ 1.21 $ 0.99 $ 1.02 $ 1.02 $ 1.07 $ 1.04     --
Number of accumulation units outstanding at end of period (000 omitted)        266    280    318    408    344    253      6     --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.18 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.26 $ 1.18     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          9      4     --     --     --     --     --     --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.53 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.80 $ 1.53     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        111      3     --     --     --     --     --     --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.13 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.21 $ 1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        371    141     --     --     --     --     --     --

PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                              $ 1.24 $ 1.05 $ 1.00 $ 0.98 $ 0.99 $ 0.99 $ 1.01 $ 1.00
Accumulation unit value at end of period                                    $ 1.34 $ 1.24 $ 1.05 $ 1.00 $ 0.98 $ 0.99 $ 0.99 $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)        240    290    372    472    546    605    662     --

PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.28 $ 1.08 $ 1.03 $ 1.01 $ 1.03 $ 1.02 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.37 $ 1.28 $ 1.08 $ 1.03 $ 1.01 $ 1.03 $ 1.02     --
Number of accumulation units outstanding at end of period (000 omitted)        412    451    546    676    553    428     14     --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                              $ 1.21 $ 0.96 $ 1.20 $ 1.30 $ 1.21 $ 1.21 $ 1.07 $ 1.00
Accumulation unit value at end of period                                    $ 1.33 $ 1.21 $ 0.96 $ 1.20 $ 1.30 $ 1.21 $ 1.21 $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)        558    731    878  1,284  1,528  1,585  1,538     --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                          2004   2003   2002   2001   2000   1999   1998   1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.05 $ 0.83 $ 1.04 $ 1.13 $ 1.06 $ 1.06 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.15 $ 1.05 $ 0.83 $ 1.04 $ 1.13 $ 1.06 $ 1.06     --
Number of accumulation units outstanding at end of period (000 omitted)      1,260  1,479  1,621  1,769  1,720    866     17     --

PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                              $ 1.12 $ 0.90 $ 0.91 $ 0.89 $ 0.99 $ 0.94 $ 1.02 $ 1.00
Accumulation unit value at end of period                                    $ 1.23 $ 1.12 $ 0.90 $ 0.91 $ 0.89 $ 0.99 $ 0.94 $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)        304    390    473    674    770    859  1,150     --

PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.22 $ 0.98 $ 1.00 $ 0.98 $ 1.08 $ 1.04 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.33 $ 1.22 $ 0.98 $ 1.00 $ 0.98 $ 1.08 $ 1.04     --
Number of accumulation units outstanding at end of period (000 omitted)        207    221    263    324    305    235     14     --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.39 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.59 $ 1.39     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         34     30     --     --     --     --     --     --

PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                              $ 0.98 $ 0.75 $ 1.09 $ 1.57 $ 2.16 $ 1.29 $ 1.05 $ 1.00
Accumulation unit value at end of period                                    $ 1.07 $ 0.98 $ 0.75 $ 1.09 $ 1.57 $ 2.16 $ 1.29 $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)        206    261    317    513    516    471    411     --

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.33 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.41 $ 1.33     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         --     --     --     --     --     --     --     --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                              $ 1.37 $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                    $ 1.60 $ 1.37     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          1      1     --     --     --     --     --     --

PUTNAM VT VOYAGER FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                              $ 1.02 $ 0.83 $ 1.14 $ 1.50 $ 1.82 $ 1.17 $ 1.00     --
Accumulation unit value at end of period                                    $ 1.06 $ 1.02 $ 0.83 $ 1.14 $ 1.50 $ 1.82 $ 1.17     --
Number of accumulation units outstanding at end of period (000 omitted)        883    995  1,116  1,324  1,073    538     14     --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          18

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           9

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           4

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          11

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           6

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          13

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           9

AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                           6

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          11

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                           7

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           6

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           5

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                           6

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           7

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          11

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          16

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           7

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                           4

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                  2        2

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                  5        1

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.52   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.24   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.28   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.49   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.49
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.44   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                  6        1

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                 28        2

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.45   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.58   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                  9       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.49   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.36   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.25   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP ULTRA, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.50   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 20       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.38   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.40   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.47   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                 19       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.57   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.75   $ 1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                  1        1

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.75   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                  8       --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.46   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.61   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                  5       --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.80   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                  5       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.27   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                151       --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.42   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.66   $ 1.42
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.34   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.28   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                 13       --

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.70   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                  4       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                  5       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.54   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.80   $ 1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.18   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                  1        1

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.53   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.79   $ 1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                 15       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.13   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.20   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                196        1

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                 97       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.03   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                 28       28

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.51   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.51
Number of accumulation units outstanding at end of period (000 omitted)                                                  9        1

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.24   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.28   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                  2        2

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.49   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.49
Number of accumulation units outstanding at end of period (000 omitted)                                                  7        3

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.44   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 80       29

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                 85       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.45   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.58   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                 14        9

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                  4        4

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.32   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.49   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                364      283

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.36   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 68       35

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                 35       30

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.25   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                 15       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.50   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                160       26

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.38   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.40   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                134       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.47   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                446      321

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.57   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.74   $ 1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                 17       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.38   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.79   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                 28       21

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.46   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                104       65

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.48   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.80   $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                 27        8

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.27   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                320       68

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.45   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.69   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                 47        9

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.34   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                  4        4

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.28   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                123       80

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.70   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                  4        1

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                173        9

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.54   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.80   $ 1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                 52        1

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.18   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                 21        1

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.53   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.79   $ 1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                362      268

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.13   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.20   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                307       75

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                  9       --

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.40   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                  8        8

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          43

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          33

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          35

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          27

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                         ACL VARIABLE ANNUITY ACCOUNT 2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 91 segregated asset subaccounts of ACL Variable Annuity Account 2, referred to in Note 1, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of ACL Variable Annuity Account 2's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of ACL Variable Annuity Account 2's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 91 segregated asset subaccounts of ACL Variable Annuity Account 2, referred to in Note 1, at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                    /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 31, 2005

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
DECEMBER 31, 2004                                            CASH MGMT       DIV BOND      DIV EQ INC     EQ SELECT         GRO
ASSETS
Investments, at value(1),(2)                                $    392,874   $  1,542,207   $    322,533   $        312   $     44,016
Dividends receivable                                                 494          5,830             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --             --             --
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     393,368      1,548,037        322,533            312         44,016
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   411          1,548            266             --             38
    Administrative charge                                             49            197             41             --              5
    Contract terminations                                          9,492             --             --             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  9,952          1,745            307             --             43
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        374,949      1,539,101        318,766             --         43,460
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                8,467          7,191          3,460            312            513
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    383,416   $  1,546,292   $    322,226   $        312   $     43,973
====================================================================================================================================
(1) Investment shares                                            393,015        144,857         24,890             27          6,993
(2) Investments, at cost                                    $    392,874   $  1,548,416   $    275,978   $        300   $     40,407
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
DECEMBER 31, 2004 (CONTINUED)                               HI YIELD BOND    INC OPP       LG CAP EQ      LG CAP VAL      MANAGED
ASSETS
Investments, at value(1),(2)                                $       7,160  $      6,044   $    578,788   $        311   $  1,960,644
Dividends receivable                                                   35            --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                       --            --             --             --             --
Receivable for share redemptions                                       --            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        7,195         6,044        578,788            311      1,960,644
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                      7             6            555             --          2,110
    Administrative charge                                              --            --             67             --            253
    Contract terminations                                              --            --             --             --             --
Payable for investments purchased                                      --            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       7             6            622             --          2,363
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           1,134             2        577,704             --      1,958,281
Net assets applicable to contracts in payment period                   --            --             --             --             --
Net assets applicable to seed money                                 6,054         6,036            462            311             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $       7,188  $      6,038   $    578,166   $        311   $  1,958,281
====================================================================================================================================
(1) Investment shares                                               1,048           576         27,644             29        129,926
(2) Investments, at cost                                    $       7,141  $      6,084   $    754,999   $        303   $  2,128,550
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                              AXP VP         AXP VP                        AXP VP
                                                               AXP VP          PTNRS          PTNRS          AXP VP         SHORT
DECEMBER 31, 2004 (CONTINUED)                                 NEW DIM       SELECT VAL     SM CAP VAL      S&P 500        DURATION
ASSETS
Investments, at value(1),(2)                                $    150,505   $        312   $    123,694   $  1,694,806   $    990,672
Dividends receivable                                                  --             --             --             --          2,107
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --             --             --
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     150,505            312        123,694      1,694,806        992,779
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   159             --             86          1,565            918
    Administrative charge                                             19             --             10            214            122
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    178             --             96          1,779          1,040
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        149,693             --        122,961      1,692,746        986,548
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                  634            312            637            281          5,191
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    150,327   $        312   $    123,598   $  1,693,027   $    991,739
====================================================================================================================================
(1) Investment shares                                              9,604             28          8,809        205,311         96,459
(2) Investments, at cost                                    $    171,193   $        302   $    117,148   $  1,566,237   $  1,001,696
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP         AXP VP         AXP VP         AIM VI         AIM VI
                                                              STRATEGY         THDL           THDL        BASIC VAL,      CAP DEV,
DECEMBER 31, 2004 (CONTINUED)                                   AGGR        EMER MKTS         INTL          SER II         SER II
ASSETS
Investments, at value(1),(2)                                $    313,157   $     26,019   $    179,032   $    518,301   $    159,665
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --          4,292          1,717
Receivable for share redemptions                                      --             --             --            513            165
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     313,157         26,019        179,032        523,106        161,547
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   331              5            189            454            146
    Administrative charge                                             40             --             23             59             19
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                     --             --             --          4,292          1,717
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    371              5            212          4,805          1,882
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        312,786         25,696        178,502        518,120        159,298
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --            318            318            181            367
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    312,786   $     26,014   $    178,820   $    518,301   $    159,665
====================================================================================================================================
(1) Investment shares                                             39,139          2,251         18,567         44,073         10,958
(2) Investments, at cost                                    $    486,640   $     25,663   $    215,017   $    464,370   $    139,905
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                              CORE EQ,       INTL GRO,    MID CAP CORE    PREMIER EQ,    PREMIER EQ,
DECEMBER 31, 2004 (CONTINUED)                                  SER I          SER I        EQ, SER II       SER I          SER II
ASSETS
Investments, at value(1),(2)                                $    670,829   $    232,001   $     17,381   $    529,073   $      6,415
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --             --             --
Receivable for share redemptions                                     838            278              4            639              6
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     671,667        232,279         17,385        529,712          6,421
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   745            248              4            570              5
    Administrative charge                                             89             30             --             69              1
    Contract terminations                                              4             --             --             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    838            278              4            639              6
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        670,829        232,001         17,075        529,073          5,947
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             --            306             --            468
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    670,829   $    232,001   $     17,381   $    529,073   $      6,415
====================================================================================================================================
(1) Investment shares                                             29,683         11,735          1,333         24,839            303
(2) Investments, at cost                                    $    758,925   $    240,784   $     17,393   $    700,279   $      5,500
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                AB VP          AB VP          AB VP          AB VP         AB VP
                                                             GRO & INC,      INTL VAL,     LG CAP GRO,    GLOBAL TECH, TOTAL RETURN,
DECEMBER 31, 2004 (CONTINUED)                                   CL B           CL B           CL B           CL B          CL B
ASSETS
Investments, at value(1),(2)                                $  1,282,544   $     29,208   $    360,509   $    189,696  $     236,403
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                   4,292             --             --             --             --
Receivable for share redemptions                                   1,541              8            441            207            260
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,288,377         29,216        360,950        189,903        236,663
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                 1,377              7            394            183            230
    Administrative charge                                            164              1             47             24             30
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                  4,292             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,833              8            441            207            260
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,282,096         28,734        360,276        189,495        236,021
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                  448            474            233            201            382
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,282,544   $     29,208   $    360,509   $    189,696  $     236,403
====================================================================================================================================
(1) Investment shares                                             53,730          1,758         15,600         12,579         12,555
(2) Investments, at cost                                    $  1,109,931   $     28,813   $    322,543   $    175,968  $     218,145
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                AC VP          AC VP
                                                             INC & GRO,      INFLATION        AC VP          AC VP          AC VP
DECEMBER 31, 2004 (CONTINUED)                                   CL I       PROT, CL II    INTL, CL II    ULTRA, CL II    VAL, CL I
ASSETS
Investments, at value(1),(2)                                $    295,236   $     48,736   $        315   $     57,182   $    224,878
Dividends receivable                                                  --             88             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --             --             --
Receivable for share redemptions                                     355             24             --             12            270
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     295,591         48,848            315         57,194        225,148
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   317             22             --             11            241
    Administrative charge                                             38              2             --              1             29
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                     --             88             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    355            112             --             12            270
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        295,162         42,701             --         56,870        224,878
Net assets applicable to contracts in payment period                  74             --             --             --             --
Net assets applicable to seed money                                   --          6,035            315            312             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    295,236   $     48,736   $        315   $     57,182   $    224,878
====================================================================================================================================
(1) Investment shares                                             40,333          4,619             43          5,645         25,700
(2) Investments, at cost                                    $    274,069   $     48,715   $        300   $     56,987   $    163,320
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                             COLONIAL          COL          DREY IP        DREY IP
                                                                AC VP       SM CAP VAL,     HI YIELD,    MIDCAP STOCK,   TECH GRO,
DECEMBER 31, 2004 (CONTINUED)                                VAL, CL II       VS CL B        VS CL B        SERV CL        SERV CL
ASSETS
Investments, at value(1),(2)                                $        311   $        476   $     17,358   $         469  $     15,754
Dividends receivable                                                  --             --             --              --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --              --            --
Receivable for share redemptions                                      --             --             13              --             3
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         311            476         17,371             469        15,757
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    --             --             12              --             3
    Administrative charge                                             --             --              1              --            --
    Contract terminations                                             --             --             --              --            --
Payable for investments purchased                                     --             --             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             --             13              --             3
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --             --         11,358              --        15,448
Net assets applicable to contracts in payment period                  --             --             --              --            --
Net assets applicable to seed money                                  311            476          6,000             469           306
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $        311   $        476   $     17,358   $         469  $     15,754
====================================================================================================================================
(1) Investment shares                                                 36             28          1,816              27         1,828
(2) Investments, at cost                                    $        300   $        460   $     17,904   $         461  $     15,709
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              DREY VIF       DREY VIF       FID VIP         FID VIP        FID VIP
                                                                APPR,        INTL VAL,     CONTRAFUND,       GRO,        INVEST GR,
DECEMBER 31, 2004 (CONTINUED)                                  SERV CL        SERV CL       SERV CL 2      SERV CL 2      SERV CL 2
ASSETS
Investments, at value(1),(2)                                $        735   $        471   $  5,151,629   $    489,362   $     25,802
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --             --             --
Receivable for share redemptions                                      --             --          5,427            594             17
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         735            471      5,157,056        489,956         25,819
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    --             --          4,776            532             16
    Administrative charge                                             --             --            651             62              1
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --             --          5,427            594             17
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --             --      5,151,423        488,770         19,795
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                  735            471            206            592          6,007
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $        735   $        471   $  5,151,629   $    489,362   $     25,802
====================================================================================================================================
(1) Investment shares                                                 21             30        195,508         15,467          1,973
(2) Investments, at cost                                    $        729   $        460   $  4,623,145   $    463,549   $     25,741
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               FID VIP        FID VIP        FTVIPT         FTVIPT         FTVIPT
                                                              MID CAP,       OVERSEAS,      FRANK INC     FRANK REAL    FRANK RISING
DECEMBER 31, 2004 (CONTINUED)                                 SERV CL 2      SERV CL 2      SEC, CL 2      EST, CL 2      DIVD, CL 2
ASSETS
Investments, at value(1),(2)                                $  2,549,179   $    610,719   $        463   $    279,973   $        462
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --             --             --
Receivable for share redemptions                                   2,931            615             --            306             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,552,110        611,334            463        280,279            462
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                 2,607            540             --            271             --
    Administrative charge                                            324             75             --             35             --
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,931            615             --            306             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,548,864        610,414             --        279,856             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                  315            305            463            117            462
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,549,179   $    610,719   $        463   $    279,973   $        462
====================================================================================================================================
(1) Investment shares                                             85,314         35,119             30          9,182             26
(2) Investments, at cost                                    $  2,033,169   $    553,308   $        450   $    219,069   $        450
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               FTVIPT         FTVIPT         FTVIPT         FTVIPT         FTVIPT
                                                            FRANK SM MID     FRANK SM     MUTUAL SHARES    TEMP FOR      TEMP GLOBAL
DECEMBER 31, 2004 (CONTINUED)                               CAP GRO, CL 2  CAP VAL, CL 2   SEC, CL 2      SEC, CL 2       INC, CL 2
ASSETS
Investments, at value(1),(2)                                $     879,741  $     523,317  $   3,866,322  $    480,498   $     15,169
Dividends receivable                                                   --             --             --            --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                       --             --             --            --             --
Receivable for share redemptions                                    1,011            578          4,313           548              7
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      880,752        523,895      3,870,635       481,046         15,176
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    898            511          3,823           487              6
    Administrative charge                                             113             67            490            61              1
    Contract terminations                                              --             --             --            --             --
Payable for investments purchased                                      --             --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   1,011            578          4,313           548              7
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         879,511        523,211      3,866,168       480,425         14,701
Net assets applicable to contracts in payment period                   --             --             --            --             --
Net assets applicable to seed money                                   230            106            154            73            468
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     879,741  $     523,317  $   3,866,322  $    480,498   $     15,169
====================================================================================================================================
(1) Investment shares                                              45,277         33,439        232,351        33,484            970
(2) Investments, at cost                                    $     794,061  $     448,637  $   3,501,433  $    420,550   $     15,003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               FTVIPT         GS VIT                      JANUS ASPEN      MFS INV
                                                              TEMP GRO        MID CAP      JANUS ASPEN    WORLD GRO,     GRO STOCK,
DECEMBER 31, 2004 (CONTINUED)                                SEC, CL 2          VAL         BAL, INST        INST         SERV CL
ASSETS
Investments, at value(1),(2)                                $        311   $     33,856   $  3,574,991   $    599,984   $    345,475
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --             --          4,292
Receivable for share redemptions                                      --              8          4,334            728            351
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         311         33,864      3,579,325        600,712        350,118
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    --              7          3,864            645            307
    Administrative charge                                             --              1            464             78             44
    Contract terminations                                             --             --              6              5             --
Payable for investments purchased                                     --             --             --             --          4,292
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     --              8          4,334            728          4,643
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             --         33,388      3,574,540        599,238        345,211
Net assets applicable to contracts in payment period                  --             --            451            746             --
Net assets applicable to seed money                                  311            468             --             --            264
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $        311   $     33,856   $  3,574,991   $    599,984   $    345,475
====================================================================================================================================
(1) Investment shares                                                 24          2,216        146,576         22,404         36,989
(2) Investments, at cost                                    $        300   $     33,851   $  3,613,878   $    838,834   $    314,394
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                 MFS            MFS            MFS
                                                              NEW DIS,     TOTAL RETURN,   UTILITIES,                       OPCAP
DECEMBER 31, 2004 (CONTINUED)                                  SERV CL        SERV CL        SERV CL        OPCAP EQ       MANAGED
ASSETS
Investments, at value(1),(2)                                $    251,330   $   3,379,937  $     97,745   $    131,805   $    906,128
Dividends receivable                                                  --              --            --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                   2,575              --            --             --             --
Receivable for share redemptions                                     263           3,656            96            159          1,139
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     254,168       3,383,593        97,841        131,964        907,267
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   231           3,226            84            142          1,012
    Administrative charge                                             32             430            12             17            122
    Contract terminations                                             --              --            --             --              5
Payable for investments purchased                                  2,575              --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,838           3,656            96            159          1,139
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        250,874       3,379,706        97,163        131,805        906,128
Net assets applicable to contracts in payment period                  --              --            --             --             --
Net assets applicable to seed money                                  456             231           582             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    251,330   $   3,379,937  $     97,745   $    131,805   $    906,128
====================================================================================================================================
(1) Investment shares                                             17,086         159,056         4,810          3,661         21,206
(2) Investments, at cost                                    $    225,364   $   3,110,223  $     73,369   $    122,441   $    871,791
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                                                           OPPEN CAP        OPPEN
                                                                OPCAP       OPCAP U.S.      OPPEN CAP      APPR VA,      GLOBAL SEC
DECEMBER 31, 2004 (CONTINUED)                                  SM CAP        GOVT INC       APPR VA          SERV         VA, SERV
ASSETS
Investments, at value(1),(2)                                $    228,690   $    869,162   $    775,934   $  2,477,148   $    429,438
Dividends receivable                                                  --          3,216             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --             --             --
Receivable for share redemptions                                     276          1,054            940          2,728            489
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     228,966        873,432        776,874      2,479,876        429,927
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   246            941            834          2,415            434
    Administrative charge                                             30            113            100            313             55
    Contract terminations                                             --             --              6             --             --
Payable for investments purchased                                     --          3,216             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    276          4,270            940          2,728            489
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        228,690        869,162        775,934      2,476,904        428,895
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             --             --            244            543
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    228,690   $    869,162   $    775,934   $  2,477,148   $    429,438
====================================================================================================================================
(1) Investment shares                                              6,326         81,996         20,977         67,442         14,642
(2) Investments, at cost                                    $    162,334   $    872,241   $    832,433   $  2,325,819   $    369,537
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                                           OPPEN MAIN        OPPEN         PUT VT
                                                              OPPEN HI       OPPEN HI       ST SM CAP   STRATEGIC BOND    DIV INC,
DECEMBER 31, 2004 (CONTINUED)                                  INC VA      INC VA, SERV     VA, SERV       VA, SERV        CL IA
ASSETS
Investments, at value(1),(2)                                $    345,064   $    219,759   $  2,002,697  $    3,547,718  $    321,745
Dividends receivable                                                  --             --             --              --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --              --            --
Receivable for share redemptions                                     409            234          2,354           3,820           382
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     345,473        219,993      2,005,051       3,551,538       322,127
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   365            206          2,097           3,375           341
    Administrative charge                                             44             28            257             445            41
    Contract terminations                                             --             --             --              --            --
Payable for investments purchased                                     --             --             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    409            234          2,354           3,820           382
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        345,064        219,759      2,002,463       3,547,616       321,745
Net assets applicable to contracts in payment period                  --             --             --              --            --
Net assets applicable to seed money                                   --             --            234             102            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    345,064   $    219,759   $  2,002,697  $    3,547,718  $    321,745
====================================================================================================================================
(1) Investment shares                                             39,212         25,087        125,404         670,646        34,708
(2) Investments, at cost                                    $    362,101   $    209,696   $  1,660,568  $    3,366,365  $    340,886
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               PUT VT         PUT VT         PUT VT      PUT VT HEALTH     PUT VT
                                                              DIV INC,      GRO & INC,     GRO & INC,      SCIENCES,      HI YIELD,
DECEMBER 31, 2004 (CONTINUED)                                   CL IB          CL IA          CL IB          CL IB          CL IA
ASSETS
Investments, at value(1),(2)                                $    566,353   $    740,243   $  1,549,162   $         312  $    372,668
Dividends receivable                                                  --             --             --              --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --              --            --
Receivable for share redemptions                                     674            898          1,880              --           448
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     567,027        741,141      1,551,042             312       373,116
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   602            802          1,677              --           400
    Administrative charge                                             72             96            203              --            48
    Contract terminations                                             --             --             --              --            --
Payable for investments purchased                                     --             --             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    674            898          1,880              --           448
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        566,353        740,243      1,548,856              --       372,668
Net assets applicable to contracts in payment period                  --             --             --              --            --
Net assets applicable to seed money                                   --             --            306             312            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    566,353   $    740,243   $  1,549,162   $         312  $    372,668
====================================================================================================================================
(1) Investment shares                                             61,762         28,927         60,895              27        46,008
(2) Investments, at cost                                    $    564,723   $    750,371   $  1,518,258   $         300  $    469,428
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               PUT VT         PUT VT         PUT VT         PUT VT         PUT VT
                                                              HI YIELD,      INTL EQ,       NEW OPP,       RESEARCH,       SM CAP
DECEMBER 31, 2004 (CONTINUED)                                   CL IB          CL IB          CL IA          CL IB       VAL, CL IB
ASSETS
Investments, at value(1),(2)                                $    275,280   $    154,923   $    219,309   $        532   $        472
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --             --             --
Receivable for share redemptions                                     327            161            265             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     275,607        155,084        219,574            532            472
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   292            141            237             --             --
    Administrative charge                                             35             20             28             --             --
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    327            161            265             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        275,280        154,622        219,309              4             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --            301             --            528            472
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    275,280   $    154,923   $    219,309   $        532   $        472
====================================================================================================================================
(1) Investment shares                                             34,196         10,532         12,863             47             21
(2) Investments, at cost                                    $    309,295   $    130,481   $    330,969   $        477   $        450
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               PUT VT         PUT VT        VANK LIT       VANK UIF        WANGER
                                                               VISTA,        VOYAGER,       COMSTOCK,   U.S. REAL EST,      INTL
DECEMBER 31, 2004 (CONTINUED)                                   CL IB          CL IB          CL II         CL II          SM CAP
ASSETS
Investments, at value(1),(2)                                $     28,603   $    933,481   $     90,029  $        1,903  $     38,668
Dividends receivable                                                  --             --             --              --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                      --             --             --              --            --
Receivable for share redemptions                                      35          1,133             21               1            10
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      28,638        934,614         90,050           1,904        38,678
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    31          1,012             19               1             9
    Administrative charge                                              4            121              2              --             1
    Contract terminations                                             --             --             --              --            --
Payable for investments purchased                                     --             --             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     35          1,133             21               1            10
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         28,227        933,481         89,717           1,423        38,020
Net assets applicable to contracts in payment period                  --             --             --              --            --
Net assets applicable to seed money                                  376             --            312             480           648
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     28,603   $    933,481   $     90,029  $        1,903  $     38,668
====================================================================================================================================
(1) Investment shares                                              2,301         34,319          6,576              93         1,519
(2) Investments, at cost                                    $     22,680   $  1,495,374   $     89,652  $        1,850  $     38,165
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                                         SEGREGATED
                                                                                                                            ASSET
                                                                                                                         SUBACCOUNT
                                                                                                                        ------------
                                                                                                                           WANGER
DECEMBER 31, 2004 (CONTINUED)                                                                                            U.S. SM CO
ASSETS
Investments, at value(1),(2)                                                                                            $     23,997
Dividends receivable                                                                                                              --
Accounts receivable from American Centurion Life
  for contract purchase payments                                                                                                  --
Receivable for share redemptions                                                                                                   6
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                                  24,003
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                                                                                 5
    Administrative charge                                                                                                          1
    Contract terminations                                                                                                         --
Payable for investments purchased                                                                                                 --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                                  6
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                                                     23,373
Net assets applicable to contracts in payment period                                                                              --
Net assets applicable to seed money                                                                                              624
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                                                        $     23,997
====================================================================================================================================
(1) Investment shares                                                                                                            765
(2) Investments, at cost                                                                                                $     23,853
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  AXP VP        AXP VP        AXP VP        AXP VP        AXP VP
PERIOD ENDED DECEMBER 31, 2004                                   CASH MGMT     DIV BOND     DIV EQ INC   EQ SELECT(1)       GRO
INVESTMENT INCOME
Dividend income                                                $      1,898  $     53,828  $      3,801  $         --  $        100
Variable account expenses                                             2,591        18,656         2,362            --           352
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (693)       35,172         1,439            --          (252)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              555,994       148,770         7,606            --         2,290
   Cost of investments sold                                         555,994       151,714         7,344            --         2,254
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         --        (2,944)          262            --            36
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                            --        11,688        41,653            12         2,785
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           --         8,744        41,915            12         2,821
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $       (693) $     43,916  $     43,354  $         12  $      2,569
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                                  AXP VP        AXP VP        AXP VP        AXP VP        AXP VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  HI YIELD BOND(1)  INC OPP(1)     LG CAP EQ   LG CAP VAL(1)    MANAGED
INVESTMENT INCOME
Dividend income                                             $            49  $         68  $      4,588  $           3 $     45,168
Variable account expenses                                                10             9         7,224             --       28,081
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          39            59        (2,636)             3       17,087
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                    3             3        93,363             --      490,152
   Cost of investments sold                                               3             3       133,444             --      564,791
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         --            --       (40,081)            --      (74,639)
Distributions from capital gains                                         --            18            --             --           --
Net change in unrealized appreciation or
  depreciation of investments                                            19           (40)       63,994              8      210,239
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           19           (22)       23,913              8      135,600
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $            58  $         37  $     21,277  $          11 $    152,687
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                AXP VP        AXP VP                      AXP VP
                                                                  AXP VP         PTNRS         PTNRS        AXP VP         SHORT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                        NEW DIM    SELECT VAL(1)  SM CAP VAL      S&P 500      DURATION
INVESTMENT INCOME
Dividend income                                                $      1,530  $           2 $         20  $     18,325  $     19,464
Variable account expenses                                             2,097             --          640        13,452         9,995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (567)             2         (620)        4,873         9,469
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                               17,027             --        5,535       154,939       278,417
   Cost of investments sold                                          20,455             --        5,348       152,296       282,302
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3,428)            --          187         2,643        (3,885)
Distributions from capital gains                                         --             --        5,857            --           255
Net change in unrealized appreciation or
  depreciation of investments                                         6,356             10        4,908       107,707       (10,172)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2,928             10       10,952       110,350       (13,802)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $      2,361  $          12 $     10,332  $    115,223  $     (4,333)
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  AXP VP        AXP VP        AXP VP        AIM VI        AIM VI
                                                                 STRATEGY        THDL          THDL       BASIC VAL,     CAP DEV,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         AGGR      EMER MKTS(1)      INTL         SER II        SER II
INVESTMENT INCOME
Dividend income                                                $         --  $         20  $      1,860  $         --  $         --
Variable account expenses                                             4,229             5         2,410         3,515         1,104
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4,229)           15          (550)       (3,515)       (1,104)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                               54,778            --        40,052        34,201         8,680
   Cost of investments sold                                          95,798            --        55,129        32,872         8,782
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (41,020)           --       (15,077)        1,329          (102)
Distributions from capital gains                                         --            17            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        66,880           356        40,680        39,716        17,663
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       25,860           373        25,603        41,045        17,561
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     21,631  $        388  $     25,053  $     37,530  $     16,457
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                  AIM VI        AIM VI       AIM VI         AIM VI        AIM VI
                                                                 CORE EQ,      INTL GRO,  MID CAP CORE    PREMIER EQ,   PREMIER EQ,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         SER I         SER I    EQ, SER II(1)      SER I        SER II
INVESTMENT INCOME
Dividend income                                               $      6,570  $      1,358   $         --  $      2,393  $         20
Variable account expenses                                           10,436         3,121              4         7,705           111
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (3,866)       (1,763)            (4)       (5,312)          (91)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                             162,635        56,651              4       113,908         6,962
   Cost of investments sold                                        193,290        69,385              4       159,103         7,360
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (30,655)      (12,734)            --       (45,195)         (398)
Distributions from capital gains                                        --            --             86            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       83,999        58,553            (12)       71,642           191
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      53,344        45,819             74        26,447          (207)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     49,478  $     44,056  $          70  $     21,135  $       (298)
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                   AB VP         AB VP         AB VP         AB VP        AB VP
                                                                GRO & INC,     INTL VAL,    LG CAP GRO,  GLOBAL TECH, TOTAL RETURN,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         CL B         CL B(1)        CL B          CL B         CL B
INVESTMENT INCOME
Dividend income                                                $      5,778  $         --  $         --  $         -- $       3,881
Variable account expenses                                            12,673             8         3,370         1,901         2,285
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6,895)           (8)       (3,370)       (1,901)        1,596
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                               33,181             8        21,208         2,419        13,496
   Cost of investments sold                                          30,345             8        20,456         2,355        13,384
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2,836            --           752            64           112
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       112,558           395        29,341         7,882        12,199
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      115,394           395        30,093         7,946        12,311
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $    108,499  $        387  $     26,723  $      6,045 $      13,907
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                                 AC VP         AC VP
                                                              INC & GRO,     INFLATION        AC VP          AC VP          AC VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                       CL I     PROT, CL II(1) INTL, CL II(1) ULTRA, CL II(1)   VAL, CL I
INVESTMENT INCOME
Dividend income                                              $     4,663  $           94 $           -- $           --   $    2,289
Variable account expenses                                          4,428              27             --             12        3,100
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      235              67             --            (12)        (811)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                            70,533              --             --             12       37,452
   Cost of investments sold                                       72,557              --             --             12       29,815
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (2,024)             --             --             --        7,637
Distributions from capital gains                                      --              --             --             --        1,775
Net change in unrealized appreciation or
  depreciation of investments                                     32,542              21             15            195       17,724
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    30,518              21             15            195       27,136
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $    30,753  $           88 $           15 $          183   $   26,325
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                               COLONIAL         COL         DREY IP       DREY IP
                                                                  AC VP       SM CAP VAL,    HI YIELD,   MIDCAP STOCK,   TECH GRO,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                    VAL, CL II(1)   VS CL B(1)    VS CL B(1)    SERV CL(1)    SERV CL(1)
INVESTMENT INCOME
Dividend income                                               $          --  $          1  $        558  $           1 $         --
Variable account expenses                                                --            --            16             --            3
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          --             1           542              1           (3)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                   --            --            16             --            3
   Cost of investments sold                                              --            --            16             --            3
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         --            --            --             --           --
Distributions from capital gains                                         --             9            --             11           --
Net change in unrealized appreciation or
  depreciation of investments                                            11            16          (546)             8           45
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           11            25          (546)            19           45
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $          11  $         26  $         (4) $          20 $         42
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                 DREY VIF      DREY VIF       FID VIP       FID VIP       FID VIP
                                                                   APPR,       INTL VAL,    CONTRAFUND,      GRO,       INVEST GR,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                      SERV CL(1)    SERV CL(1)     SERV CL 2     SERV CL 2   SERV CL 2(1)
INVESTMENT INCOME
Dividend income                                                $         10  $          3  $      2,376  $        184  $         --
Variable account expenses                                                 1            --        32,242         3,355            20
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           9             3       (29,866)       (3,171)          (20)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                    1            --        99,253         3,568            20
   Cost of investments sold                                               1            --        95,174         3,546            20
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         --            --         4,079            22            --
Distributions from capital gains                                         --             7            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                             6            11       492,535        20,347            61
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            6            18       496,614        20,369            61
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $         15  $         21  $    466,748  $     17,198  $         41
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2
                                       65

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  FID VIP       FID VIP       FTVIPT        FTVIPT        FTVIPT
                                                                 MID CAP,      OVERSEAS,     FRANK INC    FRANK REAL   FRANK RISING
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                       SERV CL 2     SERV CL 2   SEC, CL 2(1)    EST, CL 2  DIVD, CL 2(1)
INVESTMENT INCOME
Dividend income                                                $         --  $      1,004  $         --  $      3,428   $        --
Variable account expenses                                            22,606         3,294            --         2,441            --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (22,606)       (2,290)           --           987            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                               92,708        15,034            --         5,013            --
   Cost of investments sold                                          84,689        15,080            --         4,452            --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      8,019           (46)           --           561            --
Distributions from capital gains                                         --            --            --           259            --
Net change in unrealized appreciation or
  depreciation of investments                                       427,084        53,731            13        52,826            12
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      435,103        53,685            13        53,646            12
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $    412,497  $     51,395  $         13  $     54,633   $        12
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                                FTVIPT        FTVIPT         FTVIPT         FTVIPT        FTVIPT
                                                             FRANK SM MID    FRANK SM     MUTUAL SHARES    TEMP FOR     TEMP GLOBAL
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  CAP GRO, CL 2  CAP VAL, CL 2    SEC, CL 2      SEC, CL 2   INC, CL 2(1)
INVESTMENT INCOME
Dividend income                                             $          --  $         493  $      18,211  $      1,897  $         --
Variable account expenses                                           7,957          3,547         30,780         2,860             7
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (7,957)        (3,054)       (12,569)         (963)           (7)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                             50,887          9,221        326,078        15,424             7
   Cost of investments sold                                        49,961          8,527        317,803        14,601             7
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      926            694          8,275           823            --
Distributions from capital gains                                       --             --             --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      64,633         70,892        315,628        54,355           166
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     65,559         71,586        323,903        55,178           166
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $     57,602   $      68,532  $     311,334  $     54,215  $        159
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  FTVIPT        GS VIT                    JANUS ASPEN     MFS INV
                                                                 TEMP GRO       MID CAP     JANUS ASPEN   WORLD GRO,    GRO STOCK,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                     SEC, CL 2(1)     VAL(1)       BAL, INST       INST         SERV CL
INVESTMENT INCOME
Dividend income                                                $         --  $         10  $     80,854  $      6,137  $         --
Variable account expenses                                                --             8        52,602         8,686         2,629
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          --             2        28,252        (2,549)       (2,629)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                   --             9       666,956        90,850        15,557
   Cost of investments sold                                              --             9       699,482       133,927        15,533
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         --            --       (32,526)      (43,077)           24
Distributions from capital gains                                         --           160            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                            11             5       251,233        63,440        28,477
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           11           165       218,707        20,363        28,501
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $         11  $        167  $    246,959  $     17,814  $     25,872
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                    MFS           MFS           MFS
                                                                 NEW DIS,    TOTAL RETURN,  UTILITIES,                     OPCAP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                          SERV CL       SERV CL       SERV CL      OPCAP EQ       MANAGED
INVESTMENT INCOME
Dividend income                                                $         --  $      27,301 $        911  $      1,373  $     15,220
Variable account expenses                                             1,705         26,264          842         1,896        13,776
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,705)         1,037           69          (523)        1,444
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                5,258         85,054        3,987        28,891       257,571
   Cost of investments sold                                           5,273         81,813        3,375        29,732       263,665
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (15)         3,241          612          (841)       (6,094)
Distributions from capital gains                                         --             --           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        21,626        228,717       18,766        13,787        88,573
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       21,611        231,958       19,378        12,946        82,479
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     19,906  $     232,995 $     19,447  $     12,423  $     83,923
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                                           OPPEN CAP       OPPEN
                                                                   OPCAP      OPCAP U.S.     OPPEN CAP     APPR VA,     GLOBAL SEC
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                          SM CAP       GOVT INC       APPR VA        SERV        VA, SERV
INVESTMENT INCOME
Dividend income                                                $        113  $     28,223  $      2,451  $      1,705  $        894
Variable account expenses                                             3,226        13,191        10,813        17,866         2,632
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (3,113)       15,032        (8,362)      (16,161)       (1,738)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                               61,967       232,411        94,282        73,504        27,288
   Cost of investments sold                                          49,646       231,490       108,211        73,397        25,706
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     12,321           921       (13,929)          107         1,582
Distributions from capital gains                                         --        10,947            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        24,702       (27,346)       61,918       125,520        55,953
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       37,023       (15,478)       47,989       125,627        57,535
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     33,910  $       (446) $     39,627  $    109,466  $     55,797
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                            OPPEN MAIN       OPPEN         PUT VT
                                                                 OPPEN HI      OPPEN HI      ST SM CAP   STRATEGIC BOND   DIV INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                          INC VA     INC VA, SERV    VA, SERV      VA, SERV         CL IA
INVESTMENT INCOME
Dividend income                                                $     21,020  $      8,389  $         --  $       60,787  $   31,528
Variable account expenses                                             4,761         2,145        15,754          27,055       4,677
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      16,259         6,244       (15,754)         33,732      26,851
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                               29,704        23,577        28,469         323,049      84,239
   Cost of investments sold                                          32,966        23,632        25,899         327,595      92,330
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3,262)          (55)        2,570          (4,546)     (8,091)
Distributions from capital gains                                         --            --            --              --          --
Net change in unrealized appreciation or
  depreciation of investments                                        11,168         7,048       279,779         161,613       6,812
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        7,906         6,993       282,349         157,067      (1,279)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     24,165  $     13,237  $    266,595  $      190,799  $   25,572
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  PUT VT        PUT VT        PUT VT     PUT VT HEALTH    PUT VT
                                                                 DIV INC,     GRO & INC,    GRO & INC,     SCIENCES,     HI YIELD,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         CL IB         CL IA         CL IB       CL IB(1)        CL IA
INVESTMENT INCOME
Dividend income                                                $     53,187  $     14,171  $     24,431  $          --  $    31,848
Variable account expenses                                             7,983        10,771        21,678             --        5,312
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      45,204         3,400         2,753             --       26,536
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                               72,264       229,637       273,317             --      104,226
   Cost of investments sold                                          75,364       252,060       288,235             --      135,967
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3,100)      (22,423)      (14,918)            --      (31,741)
Distributions from capital gains                                         --            --            --             --           --
Net change in unrealized appreciation or
  depreciation of investments                                          (637)       88,586       153,118             12       39,612
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (3,737)       66,163       138,200             12        7,871
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     41,467  $     69,563  $    140,953  $          12  $    34,407
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 PUT VT        PUT VT        PUT VT        PUT VT        PUT VT
                                                                HI YIELD,     INTL EQ,      NEW OPP,      RESEARCH,      SM CAP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                        CL IB         CL IB         CL IA         CL IB     VAL, CL IB(1)
INVESTMENT INCOME
Dividend income                                               $     22,567  $      1,972  $         --  $         --   $         --
Variable account expenses                                            3,800         1,561         3,166             3             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     18,767           411        (3,166)           (3)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              29,332         9,192        57,737             3             --
   Cost of investments sold                                         35,183         8,957        95,836             3             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (5,851)          235       (38,099)           --             --
Distributions from capital gains                                        --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                       10,100        16,406        59,496            39             22
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       4,249        16,641        21,397            39             22
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     23,016  $     17,052  $     18,231  $         36   $         22
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                                PUT VT        PUT VT       VANK LIT      VANK UIF        WANGER
                                                                VISTA,       VOYAGER,      COMSTOCK,   U.S. REAL EST,     INTL
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                       CL IB         CL IB       CL II(1)      CL II(1)       SM CAP(1)
INVESTMENT INCOME
Dividend income                                              $         --  $      2,461  $         --  $           --  $         --
Variable account expenses                                             369        13,525            21               1            10
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (369)      (11,064)          (21)             (1)          (10)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              1,701       132,675            21               1            10
   Cost of investments sold                                         1,700       224,635            21               1            10
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        1       (91,960)           --              --            --
Distributions from capital gains                                       --            --            --              --            --
Net change in unrealized appreciation or
  depreciation of investments                                       4,211       133,802           377              53           503
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      4,212        41,842           377              53           503
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $      3,843  $     30,778  $        356  $           52  $        493
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENT OF OPERATIONS

                                                                                                                       SEGREGATED
                                                                                                                         ASSET
                                                                                                                       SUBACCOUNT
                                                                                                                      -------------
                                                                                                                         WANGER
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                                                                            U.S. SM CO(1)
INVESTMENT INCOME
Dividend income                                                                                                       $          --
Variable account expenses                                                                                                         6
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                                  (6)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                                                                            6
   Cost of investments sold                                                                                                       6
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                                 --
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                   144
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                                  144
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                           $         138
===================================================================================================================================

(1)  For the period Nov. 15, 2004 (commencement of operations) to Dec. 31, 2004.

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  AXP VP        AXP VP        AXP VP        AXP VP        AXP VP
PERIOD ENDED DECEMBER 31, 2004                                   CASH MGMT     DIV BOND     DIV EQ INC   EQ SELECT(2)      GRO
OPERATIONS
Investment income (loss) -- net                                $       (693) $     35,172  $      1,439  $         --  $       (252)
Net realized gain (loss) on sales of investments                         --        (2,944)          262            --            36
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                            --        11,688        41,653            12         2,785
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            (693)       43,916        43,354            12         2,569
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          741,758       399,672       216,826           300        15,610
Net transfers(1)                                                   (405,356)       82,916        24,172            --         9,860
Contract terminations:
   Surrender benefits and contract charges                          (12,310)     (106,499)       (3,350)           --          (187)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      324,092       376,089       237,648           300        25,283
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      60,017     1,126,287        41,224            --        16,121
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    383,416  $  1,546,292  $    322,226  $        312  $     43,973
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               52,961     1,012,009        27,042            --        12,876
Contract purchase payments                                          745,740       389,775       138,958            --        11,985
Net transfers(1)                                                   (408,861)       75,968        15,609            --         7,795
Contract terminations:
   Surrender benefits and contract charges                          (12,254)      (92,788)       (2,254)           --          (148)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    377,586     1,384,964       179,355            --        32,508
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  AXP VP
                                                                 HI YIELD       AXP VP        AXP VP       AXP VP LG      AXP VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                        BOND(2)     INC OPP(2)     LG CAP EQ    CAP VAL(2)      MANAGED
OPERATIONS
Investment income (loss) -- net                                $         39  $         59  $     (2,636) $          3  $     17,087
Net realized gain (loss) on sales of investments                         --            --       (40,081)           --       (74,639)
Distributions from capital gains                                         --            18            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                            19           (40)       63,994             8       210,239
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              58            37        21,277            11       152,687
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            7,130         6,001        73,460           300           963
Net transfers(1)                                                         --            --       (26,976)           --      (107,620)
Contract terminations:
   Surrender benefits and contract charges                               --            --       (57,253)           --      (252,981)
   Death benefits                                                        --            --            --            --       (31,154)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        7,130         6,001       (10,769)          300      (390,792)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --            --       567,658            --     2,196,386
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $      7,188  $      6,038  $    578,166  $        311  $  1,958,281
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --            --       583,669            --     2,089,591
Contract purchase payments                                            1,123            --        71,579            --           907
Net transfers(1)                                                         --            --       (28,085)           --      (101,325)
Contract terminations:
   Surrender benefits and contract charges                               --            --       (59,254)           --      (236,100)
   Death benefits                                                        --            --            --            --       (29,132)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      1,123            --       567,909            --     1,723,941
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                AXP VP        AXP VP                      AXP VP
                                                                  AXP VP         PTNRS         PTNRS        AXP VP         SHORT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                        NEW DIM    SELECT VAL(2)  SM CAP VAL      S&P 500      DURATION
OPERATIONS
Investment income (loss) -- net                                $       (567) $           2 $       (620) $      4,873  $      9,469
Net realized gain (loss) on sales of investments                     (3,428)            --          187         2,643        (3,885)
Distributions from capital gains                                         --             --        5,857            --           255
Net change in unrealized appreciation or
  depreciation of investments                                         6,356             10        4,908       107,707       (10,172)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2,361             12       10,332       115,223        (4,333)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              965            300       95,811       986,472       672,770
Net transfers(1)                                                     (2,162)            --        7,577       290,081       (94,349)
Contract terminations:
   Surrender benefits and contract charges                           (9,574)            --       (4,631)      (50,649)      (14,379)
   Death benefits                                                        --             --           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (10,771)           300       98,757     1,225,904       564,042
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     158,737             --       14,509       351,900       432,030
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    150,327  $         312 $    123,598  $  1,693,027  $    991,739
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              151,623             --        9,619       264,513       432,723
Contract purchase payments                                              474             --       64,234       730,386       675,145
Net transfers(1)                                                     (2,087)            --        4,629       212,109       (96,155)
Contract terminations:
   Surrender benefits and contract charges                           (9,493)            --       (3,028)      (37,664)      (14,470)
   Death benefits                                                        --             --           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    140,517             --       75,454     1,169,344       997,243
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  AXP VP        AXP VP        AXP VP        AIM VI        AIM VI
                                                                 STRATEGY        THDL          THDL       BASIC VAL,     CAP DEV,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         AGGR      EMER MKTS(2)      INTL         SER II        SER II
OPERATIONS
Investment income (loss) -- net                                $     (4,229) $         15  $       (550) $     (3,515) $     (1,104)
Net realized gain (loss) on sales of investments                    (41,020)           --       (15,077)        1,329          (102)
Distributions from capital gains                                         --            17            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        66,880           356        40,680        39,716        17,663
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          21,631           388        25,053        37,530        16,457
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            1,262        25,626           796       199,513        44,260
Net transfers(1)                                                    (10,942)           --       (15,966)      170,675        63,335
Contract terminations:
   Surrender benefits and contract charges                          (36,074)           --       (18,568)      (18,734)         (629)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (45,754)       25,626       (33,738)      351,454       106,966
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     336,909            --       187,505       129,317        36,242
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    312,786  $     26,014  $    178,820  $    518,301  $    159,665
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              475,765            --       221,658        88,986        25,648
Contract purchase payments                                            1,860        23,755           565       140,319        31,093
Net transfers(1)                                                    (16,004)           --       (18,498)      115,595        43,049
Contract terminations:
   Surrender benefits and contract charges                          (52,180)           --       (21,476)      (12,502)         (333)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    409,441        23,755       182,249       332,398        99,457
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  AIM VI        AIM VI      AIM VI MID      AIM VI        AIM VI
                                                                 CORE EQ,      INTL GRO,   CAP CORE EQ,   PREMIER EQ,   PREMIER EQ,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         SER I         SER I       SER II(2)       SER I        SER II
OPERATIONS
Investment income (loss) -- net                                $     (3,866) $     (1,763) $         (4) $     (5,312) $        (91)
Net realized gain (loss) on sales of investments                    (30,655)      (12,734)           --       (45,195)         (398)
Distributions from capital gains                                         --            --            86            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        83,999        58,553           (12)       71,642           191
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          49,478        44,056            70        21,135          (298)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            1,348           501        17,311           499           605
Net transfers(1)                                                    (34,527)      (21,112)           --       (26,996)       (1,894)
Contract terminations:
   Surrender benefits and contract charges                         (117,484)      (28,016)           --       (73,078)          (38)
   Death benefits                                                        --            --            --        (4,653)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (150,663)      (48,627)       17,311      (104,228)       (1,327)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     772,014       236,572            --       612,166         8,040
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    670,829  $    232,001  $     17,381  $    529,073  $      6,415
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              774,747       257,511            --       670,922         6,157
Contract purchase payments                                            1,347           512        16,653           540           252
Net transfers(1)                                                    (33,928)      (22,221)           --       (29,606)       (1,932)
Contract terminations:
   Surrender benefits and contract charges                         (115,618)      (29,279)           --       (80,490)          (32)
   Death benefits                                                        --            --            --        (5,380)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    626,548       206,523        16,653       555,986         4,445
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                   AB VP         AB VP         AB VP         AB VP         AB VP
                                                                GRO & INC,     INTL VAL,    LG CAP GRO,  GLOBAL TECH,      TOTAL
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         CL B         CL B(2)        CL B          CL B      RETURN, CL B
OPERATIONS
Investment income (loss) -- net                                $     (6,895) $         (8) $     (3,370) $     (1,901) $      1,596
Net realized gain (loss) on sales of investments                      2,836            --           752            64           112
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       112,558           395        29,341         7,882        12,199
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         108,499           387        26,723         6,045        13,907
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          437,898        28,821       209,207       100,111        80,855
Net transfers(1)                                                    104,309            --           913        27,632        36,292
Contract terminations:
   Surrender benefits and contract charges                          (13,511)           --        (8,093)         (519)       (7,388)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      528,696        28,821       202,027       127,224       109,759
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     645,349            --       131,759        56,427       112,737
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  1,282,544  $     29,208  $    360,509  $    189,696  $    236,403
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              473,367            --       102,981        40,038        94,875
Contract purchase payments                                          317,800        27,243       166,467        69,384        66,991
Net transfers(1)                                                     74,589            --           685        20,470        30,285
Contract terminations:
   Surrender benefits and contract charges                           (9,603)           --        (6,098)         (290)       (6,114)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    856,153        27,243       264,035       129,602       186,037
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                 AC VP
                                                                   AC VP       INFLATION       AC VP         AC VP
                                                                INC & GRO,       PROT,         INTL,        ULTRA,         AC VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         CL I        CL II(2)      CL II(2)      CL II(2)      VAL, CL I
OPERATIONS
Investment income (loss) -- net                                $        235  $         67  $         --  $        (12) $       (811)
Net realized gain (loss) on sales of investments                     (2,024)           --            --            --         7,637
Distributions from capital gains                                         --            --            --            --         1,775
Net change in unrealized appreciation or
  depreciation of investments                                        32,542            21            15           195        17,724
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          30,753            88            15           183        26,325
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            1,045        48,648           300        56,999           505
Net transfers(1)                                                    (21,197)           --            --            --       (16,636)
Contract terminations:
   Surrender benefits and contract charges                          (44,506)           --            --            --       (17,260)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (64,658)       48,648           300        56,999       (33,391)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     329,141            --            --            --       231,944
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    295,236  $     48,736  $        315  $     57,182  $    224,878
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              318,255            --            --            --       167,893
Contract purchase payments                                              995        42,261            --        55,232           352
Net transfers(1)                                                    (20,147)           --            --            --       (11,719)
Contract terminations:
   Surrender benefits and contract charges                          (42,973)           --            --            --       (12,150)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    256,130        42,261            --        55,232       144,376
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                               COLONIAL         COL         DREY IP       DREY IP
                                                                   AC VP      SM CAP VAL,    HI YIELD,   MIDCAP STOCK,   TECH GRO,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                     VAL, CL II(2)  VS CL B(2)    VS CL B(2)    SERV CL(2)    SERV CL(2)
OPERATIONS
Investment income (loss) -- net                                $          -- $          1  $        542  $           1 $         (3)
Net realized gain (loss) on sales of investments                          --           --            --             --           --
Distributions from capital gains                                          --            9            --             11           --
Net change in unrealized appreciation or
  depreciation of investments                                             11           16          (546)             8           45
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               11           26            (4)            20           42
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               300          450        17,362            449       15,712
Net transfers(1)                                                          --           --            --             --           --
Contract terminations:
   Surrender benefits and contract charges                                --           --            --             --           --
   Death benefits                                                         --           --            --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           300          450        17,362            449       15,712
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           --           --            --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $         311 $        476  $     17,358  $         469 $     15,754
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    --           --            --             --           --
Contract purchase payments                                                --           --        11,370             --       15,083
Net transfers(1)                                                          --           --            --             --           --
Contract terminations:
   Surrender benefits and contract charges                                --           --            --             --           --
   Death benefits                                                         --           --            --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          --           --        11,370             --       15,083
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                 DREY VIF      DREY VIF       FID VIP       FID VIP       FID VIP
                                                                   APPR,       INTL VAL,    CONTRAFUND,      GRO,       INVEST GR,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                      SERV CL(2)    SERV CL(2)     SERV CL 2     SERV CL 2   SERV CL 2(2)
OPERATIONS
Investment income (loss) -- net                                $          9  $          3  $    (29,866) $     (3,171) $        (20)
Net realized gain (loss) on sales of investments                         --            --         4,079            22            --
Distributions from capital gains                                         --             7            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                             6            11       492,535        20,347            61
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              15            21       466,748        17,198            41
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              720           450     3,376,549       410,842        25,761
Net transfers(1)                                                         --            --       596,557        12,810            --
Contract terminations:
   Surrender benefits and contract charges                               --            --       (33,781)         (248)           --
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          720           450     3,939,325       423,404        25,761
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --            --       745,556        48,760            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $        735  $        471  $  5,151,629  $    489,362  $     25,802
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --            --       560,236        35,088            --
Contract purchase payments                                               --            --     2,462,817       303,720        19,710
Net transfers(1)                                                         --            --       426,006         9,240            --
Contract terminations:
   Surrender benefits and contract charges                               --            --       (23,820)          (62)           --
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --            --     3,425,239       347,986        19,710
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  FID VIP       FID VIP       FTVIPT       FTVIPT         FTVIPT
                                                                 MID CAP,      OVERSEAS,     FRANK INC   FRANK REAL    FRANK RISING
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                       SERV CL 2     SERV CL 2   SEC, CL 2(2)   EST, CL 2   DIVD, CL 2(2)
OPERATIONS
Investment income (loss) -- net                                $    (22,606) $     (2,290) $         -- $        987  $          --
Net realized gain (loss) on sales of investments                      8,019           (46)           --          561             --
Distributions from capital gains                                         --            --            --          259             --
Net change in unrealized appreciation or
  depreciation of investments                                       427,084        53,731            13       52,826             12
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         412,497        51,395            13       54,633             12
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,188,572       458,447           450       83,193            450
Net transfers(1)                                                    247,332        75,422            --       69,073             --
Contract terminations:
   Surrender benefits and contract charges                          (30,785)       (7,397)           --       (2,914)            --
   Death benefits                                                        --            --            --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,405,119       526,472           450      149,352            450
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     731,563        32,852            --       75,988             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  2,549,179  $    610,719  $        463 $    279,973  $         462
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              496,080        20,808            --       55,272             --
Contract purchase payments                                          771,100       287,887            --       59,716             --
Net transfers(1)                                                    156,473        46,750            --       44,937             --
Contract terminations:
   Surrender benefits and contract charges                          (19,705)       (4,644)           --       (1,727)            --
   Death benefits                                                        --            --            --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,403,948       350,801            --      158,198             --
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  FTVIPT        FTVIPT        FTVIPT
                                                               FRANK SM MID    FRANK SM       MUTUAL        FTVIPT        FTVIPT
                                                                 CAP GRO,      CAP VAL,     SHARES SEC,    TEMP FOR     TEMP GLOBAL
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         CL 2          CL 2          CL 2        SEC, CL 2   INC, CL 2(2)
OPERATIONS
Investment income (loss) -- net                                $     (7,957) $     (3,054) $    (12,569) $       (963) $         (7)
Net realized gain (loss) on sales of investments                        926           694         8,275           823            --
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        64,633        70,892       315,628        54,355           166
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          57,602        68,532       311,334        54,215           159
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          294,121       295,288     2,317,847       334,642        15,010
Net transfers(1)                                                    249,234        89,388       458,794        40,158            --
Contract terminations:
   Surrender benefits and contract charges                          (15,774)       (2,499)      (84,297)       (8,090)           --
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      527,581       382,177     2,692,344       366,710        15,010
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     294,558        72,608       862,644        59,573            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    879,741  $    523,317  $  3,866,322  $    480,498  $     15,169
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              200,858        48,909       676,424        41,230            --
Contract purchase payments                                          194,326       184,212     1,774,058       221,946        14,061
Net transfers(1)                                                    160,499        57,618       351,073        26,760            --
Contract terminations:
   Surrender benefits and contract charges                          (10,309)       (1,418)      (64,074)       (5,115)           --
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    545,374       289,321     2,737,481       284,821        14,061
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  FTVIPT        GS VIT                    JANUS ASPEN     MFS INV
                                                                 TEMP GRO       MID CAP     JANUS ASPEN   WORLD GRO,    GRO STOCK,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                     SEC, CL 2(2)     VAL(2)       BAL, INST       INST         SERV CL
OPERATIONS
Investment income (loss) -- net                                $         --  $          2  $     28,252  $     (2,549) $     (2,629)
Net realized gain (loss) on sales of investments                         --            --       (32,526)      (43,077)           24
Distributions from capital gains                                         --           160            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                            11             5       251,233        63,440        28,477
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              11           167       246,959        17,814        25,872
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              300        33,689         7,216         1,241       151,463
Net transfers(1)                                                         --            --       (88,395)      (37,117)       98,178
Contract terminations:
   Surrender benefits and contract charges                               --            --      (468,948)      (43,772)      (11,065)
   Death benefits                                                        --            --       (43,513)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          300        33,689      (593,640)      (79,648)      238,576
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --            --     3,921,672       661,818        81,027
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $        311  $     33,856  $  3,574,991  $    599,984  $    345,475
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --            --     2,892,352       635,546        64,430
Contract purchase payments                                               --        31,955         5,268         1,235       121,536
Net transfers(1)                                                         --            --       (64,192)      (36,590)       78,242
Contract terminations:
   Surrender benefits and contract charges                               --            --      (337,852)      (42,587)       (8,918)
   Death benefits                                                        --            --       (31,785)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --        31,955     2,463,791       557,604       255,290
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                  MFS
                                                                    MFS          TOTAL          MFS
                                                                 NEW DIS,       RETURN,     UTILITIES,                     OPCAP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                          SERV CL       SERV CL       SERV CL      OPCAP EQ       MANAGED
OPERATIONS
Investment income (loss) -- net                                $     (1,705) $      1,037  $         69  $       (523) $      1,444
Net realized gain (loss) on sales of investments                        (15)        3,241           612          (841)       (6,094)
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        21,626       228,717        18,766        13,787        88,573
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          19,906       232,995        19,447        12,423        83,923
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          155,715     1,673,108         5,935           499         1,256
Net transfers(1)                                                     25,634       629,903        16,562       (17,011)      (66,415)
Contract terminations:
   Surrender benefits and contract charges                           (1,652)      (30,216)       (2,413)       (9,616)     (172,634)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      179,697     2,272,795        20,084       (26,128)     (237,793)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      51,727       874,147        58,214       145,510     1,059,998
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    251,330  $  3,379,937  $     97,745  $    131,805  $    906,128
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               36,717       744,719        43,536       143,259       940,746
Contract purchase payments                                          115,811     1,388,317         3,920           484         1,106
Net transfers(1)                                                     19,001       519,478        10,953       (16,683)      (57,124)
Contract terminations:
   Surrender benefits and contract charges                           (1,124)      (24,814)       (1,570)       (9,479)     (148,416)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    170,405     2,627,700        56,839       117,581       736,312
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                                           OPPEN CAP       OPPEN
                                                                   OPCAP      OPCAP U.S.     OPPEN CAP     APPR VA,     GLOBAL SEC
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                          SM CAP       GOVT INC       APPR VA        SERV        VA, SERV
OPERATIONS
Investment income (loss) -- net                                $     (3,113) $     15,032  $     (8,362) $    (16,161) $     (1,738)
Net realized gain (loss) on sales of investments                     12,321           921       (13,929)          107         1,582
Distributions from capital gains                                         --        10,947            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        24,702       (27,346)       61,918       125,520        55,953
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          33,910          (446)       39,627       109,466        55,797
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              501         3,607         1,547     1,437,931       288,855
Net transfers(1)                                                    (38,205)       41,465       (19,448)      503,224        45,541
Contract terminations:
   Surrender benefits and contract charges                          (19,103)     (141,507)      (40,943)      (30,237)       (3,970)
   Death benefits                                                        --        (5,404)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (56,807)     (101,839)      (58,844)    1,910,918       330,426
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     251,587       971,447       795,151       456,764        43,215
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    228,690  $    869,162  $    775,934  $  2,477,148  $    429,438
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              154,090       750,262       633,045       335,967        27,813
Contract purchase payments                                              284         2,785         1,259     1,066,890       182,511
Net transfers(1)                                                    (22,527)       31,840       (15,743)      365,741        28,965
Contract terminations:
   Surrender benefits and contract charges                          (11,332)     (108,990)      (32,696)      (22,183)       (2,263)
   Death benefits                                                        --        (4,143)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    120,515       671,754       585,865     1,746,415       237,026
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                                             OPPEN
                                                                                            OPPEN MAIN     STRATEGIC      PUT VT
                                                                 OPPEN HI      OPPEN HI      ST SM CAP       BOND        DIV INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                          INC VA     INC VA, SERV    VA, SERV      VA, SERV        CL IA
OPERATIONS
Investment income (loss) -- net                                $     16,259  $      6,244  $    (15,754) $     33,732  $     26,851
Net realized gain (loss) on sales of investments                     (3,262)          (55)        2,570        (4,546)       (8,091)
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        11,168         7,048       279,779       161,613         6,812
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          24,165        13,237       266,595       190,799        25,572
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            1,512       138,468     1,034,373     2,301,958            --
Net transfers(1)                                                     (1,258)       20,292       181,902       466,077        (6,711)
Contract terminations:
   Surrender benefits and contract charges                          (16,437)       (9,976)      (11,876)      (93,994)      (57,395)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (16,183)      148,784     1,204,399     2,674,041       (64,106)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     337,082        57,738       531,703       682,878       360,279
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    345,064  $    219,759  $  2,002,697  $  3,547,718  $    321,745
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              279,626        48,913       348,275       605,155       290,122
Contract purchase payments                                            1,237       116,216       657,374     2,015,801            --
Net transfers(1)                                                     (1,100)       16,561       116,255       405,157        (5,268)
Contract terminations:
   Surrender benefits and contract charges                          (13,361)       (8,189)       (7,557)      (82,335)      (45,072)
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    266,402       173,501     1,114,347     2,943,778       239,782
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                                            PUT VT
                                                                  PUT VT        PUT VT        PUT VT        HEALTH        PUT VT
                                                                 DIV INC,     GRO & INC,    GRO & INC,     SCIENCES,     HI YIELD,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         CL IB         CL IA         CL IB       CL IB(2)        CL IA
OPERATIONS
Investment income (loss) -- net                                $     45,204  $      3,400  $      2,753  $         --  $     26,536
Net realized gain (loss) on sales of investments                     (3,100)      (22,423)      (14,918)           --       (31,741)
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                          (637)       88,586       153,118            12        39,612
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          41,467        69,563       140,953            12        34,407
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            3,633            --        38,845           300            --
Net transfers(1)                                                    (15,793)      (83,296)      (38,967)           --       (38,059)
Contract terminations:
   Surrender benefits and contract charges                          (38,481)     (129,294)     (161,305)           --       (60,597)
   Death benefits                                                        --            --       (33,259)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (50,641)     (212,590)     (194,686)          300       (98,656)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     575,527       883,270     1,602,895            --       436,917
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    566,353  $    740,243  $  1,549,162  $        312  $    372,668
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              450,864       730,973     1,521,277            --       390,197
Contract purchase payments                                            2,799            --        29,692            --            --
Net transfers(1)                                                    (12,164)      (68,239)      (39,672)           --       (33,203)
Contract terminations:
   Surrender benefits and contract charges                          (29,472)     (104,838)     (148,013)           --       (52,902)
   Death benefits                                                        --            --       (31,414)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    412,027       557,896     1,331,870            --       304,092
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                                                          PUT VT
                                                                  PUT VT        PUT VT        PUT VT        PUT VT        SM CAP
                                                                 HI YIELD,     INTL EQ,      NEW OPP,      RESEARCH,       VAL,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         CL IB         CL IB         CL IA         CL IB       CL IB(2)
OPERATIONS
Investment income (loss) -- net                                $     18,767  $        411  $     (3,166) $         (3) $         --
Net realized gain (loss) on sales of investments                     (5,851)          235       (38,099)           --            --
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        10,100        16,406        59,496            39            22
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          23,016        17,052        18,231            36            22
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            1,509        69,933            --           320           450
Net transfers(1)                                                     (4,570)       10,473       (15,639)           --            --
Contract terminations:
   Surrender benefits and contract charges                          (14,801)       (1,975)      (38,210)           --            --
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (17,862)       78,431       (53,849)          320           450
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     270,126        59,440       254,927           176            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    275,280  $    154,923  $    219,309  $        532  $        472
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              221,497        42,659       260,745            --            --
Contract purchase payments                                            1,215        48,269            --            --            --
Net transfers(1)                                                     (3,786)        7,269       (15,990)           --            --
Contract terminations:
   Surrender benefits and contract charges                          (11,849)       (1,423)      (38,997)           --            --
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    207,077        96,774       205,758            --            --
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                                           VANK UIF
                                                                  PUT VT        PUT VT       VANK LIT        U.S.         WANGER
                                                                  VISTA,       VOYAGER,      COMSTOCK,     REAL EST,       INTL
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                         CL IB         CL IB       CL II(2)      CL II(2)      SM CAP(2)
OPERATIONS
Investment income (loss) -- net                                $       (369) $    (11,064) $        (21) $         (1) $        (10)
Net realized gain (loss) on sales of investments                          1       (91,960)           --            --            --
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                         4,211       133,802           377            53           503
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3,843        30,778           356            52           493
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            3,126         1,255        89,673         1,851        38,175
Net transfers(1)                                                      2,524       (32,266)           --            --            --
Contract terminations:
   Surrender benefits and contract charges                           (1,332)      (82,718)           --            --            --
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        4,318      (113,729)       89,673         1,851        38,175
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      20,442     1,016,432            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $     28,603  $    933,481  $     90,029  $      1,903  $     38,668
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               14,869       995,369            --            --            --
Contract purchase payments                                            2,002         1,268        87,059         1,349        35,038
Net transfers(1)                                                      1,781       (31,697)           --            --            --
Contract terminations:
   Surrender benefits and contract charges                             (996)      (82,275)           --            --            --
   Death benefits                                                        --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     17,656       882,665        87,059         1,349        35,038
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                      -------------
                                                                                                                          WANGER
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                                                                            U.S. SM CO(2)
OPERATIONS
Investment income (loss) -- net                                                                                       $          (6)
Net realized gain (loss) on sales of investments                                                                                 --
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                   144
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                     138
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                   23,859
Net transfers(1)                                                                                                                 --
Contract terminations:
   Surrender benefits and contract charges                                                                                       --
   Death benefits                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                               23,859
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                             $      23,997
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                           --
Contract purchase payments                                                                                                   22,483
Net transfers(1)                                                                                                                 --
Contract terminations:
   Surrender benefits and contract charges                                                                                       --
   Death benefits                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                             22,483
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Centurion Life's fixed account.
(2)  For the period Nov. 15, 2004 (commencement of operations) to Dec. 31, 2004.

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  AXP VP        AXP VP        AXP VP        AXP VP        AXP VP
PERIOD ENDED DECEMBER 31, 2003                                   CASH MGMT     DIV BOND    DIV EQ INC(2)    GRO(2)       LG CAP EQ
OPERATIONS
Investment income (loss) -- net                                $       (421) $     19,362  $          20 $        (86) $     (4,012)
Net realized gain (loss) on sales of investments                         --        (5,882)             4           (1)      (61,139)
Distributions from capital gains                                         --            --             --           --            --
Net change in unrealized appreciation or
  depreciation of investments                                             1        13,385          4,902          824       189,624
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            (420)       26,865          4,926          737       124,473
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           16,211       309,546         29,103       15,384         1,102
Net transfers(1)                                                     (4,857)      (24,903)         7,195           --       (21,333)
Contract terminations:
   Surrender benefits and contract charges                           (1,583)      (73,926)            --           --       (32,505)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        9,771       210,717         36,298       15,384       (52,736)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      50,666       888,705             --           --       495,921
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $     60,017  $  1,126,287  $      41,224 $     16,121  $    567,658
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               47,144       794,018             --           --       649,741
Contract purchase payments                                           11,768       304,005         21,800       12,876         1,229
Net transfers(1)                                                     (4,467)      (21,113)         5,242           --       (27,165)
Contract terminations:
   Surrender benefits and contract charges                           (1,484)      (64,901)            --           --       (40,136)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     52,961     1,012,009         27,042       12,876       583,669
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                              AXP VP
                                                                                               PTNRS                      AXP VP
                                                                  AXP VP        AXP VP        SM CAP        AXP VP         SHORT
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                        MANAGED       NEW DIM       VAL(2)      S&P 500(2)    DURATION(2)
OPERATIONS
Investment income (loss) -- net                                $     17,779  $     (1,050) $        (59) $        184  $        804
Net realized gain (loss) on sales of investments                   (101,474)       (5,378)            4         4,474          (578)
Distributions from capital gains                                         --            --           138            --         2,005
Net change in unrealized appreciation or
  depreciation of investments                                       438,414        36,230         1,638        20,862          (852)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         354,719        29,802         1,721        25,520         1,379
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            1,847         2,762        12,788       285,548       420,183
Net transfers(1)                                                    (57,903)        3,143            --        43,644        13,375
Contract terminations:
   Surrender benefits and contract charges                         (156,906)       (8,666)           --        (2,812)       (2,907)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (212,962)       (2,761)       12,788       326,380       430,651
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,054,629       131,696            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  2,196,386  $    158,737  $     14,509  $    351,900  $    432,030
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,317,977       155,010            --            --            --
Contract purchase payments                                            1,887         2,221         9,619       232,734       422,141
Net transfers(1)                                                    (62,928)        3,611            --        34,006        13,513
Contract terminations:
   Surrender benefits and contract charges                         (167,345)       (9,219)           --        (2,227)       (2,931)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,089,591       151,623         9,619       264,513       432,723
===================================================================================================================================

See accompanying notes to financial statements

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  AXP VP        AXP VP        AIM VI        AIM VI        AIM VI
                                                                 STRATEGY        THDL       BASIC VAL,     CAP DEV,      CORE EQ,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                         AGGR          INTL       SER II(2)     SER II(2)       SER I
OPERATIONS
Investment income (loss) -- net                                $     (4,333) $       (766) $       (539) $        (77) $     (2,922)
Net realized gain (loss) on sales of investments                    (55,280)      (19,721)          298            36       (46,285)
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       132,753        59,719        14,215         2,097       196,809
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          73,140        39,232        13,974         2,056       147,602
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            1,506           251        67,219        32,428           682
Net transfers(1)                                                      8,726         8,733        48,124         1,758         2,642
Contract terminations:
   Surrender benefits and contract charges                          (31,618)      (15,504)           --            --       (82,236)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (21,386)       (6,520)      115,343        34,186       (78,912)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     285,155       154,793            --            --       703,324
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    336,909  $    187,505  $    129,317  $     36,242  $    772,014
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              511,413       231,090            --            --       865,887
Contract purchase payments                                            2,346           369        52,162        24,355           824
Net transfers(1)                                                     14,410        12,303        36,824         1,293         3,869
Contract terminations:
   Surrender benefits and contract charges                          (52,404)      (22,104)           --            --       (95,833)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    475,765       221,658        88,986        25,648       774,747
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  AIM VI        AIM VI        AIM VI        AB VP         AB VP
                                                                 INTL GRO,    PREMIER EQ,   PREMIER EQ,    GRO & INC,   LG CAP GRO,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                         SER I         SER I       SER II(2)      CL B(2)       CL B(2)
OPERATIONS
Investment income (loss) -- net                                $     (1,687) $     (6,210) $        (15) $     (2,004) $       (525)
Net realized gain (loss) on sales of investments                    (22,757)      (32,781)            2         2,933            25
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        73,583       157,853           724        60,055         8,625
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          49,139       118,862           711        60,984         8,125
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              248           390         4,937       581,017        36,329
Net transfers(1)                                                     13,634         8,418         2,392         6,148        87,305
Contract terminations:
   Surrender benefits and contract charges                          (21,287)      (35,968)           --        (2,800)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (7,405)      (27,160)        7,329       584,365       123,634
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     194,838       520,464            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    236,572  $    612,166  $      8,040  $    645,349  $    131,759
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              269,895       703,492            --            --            --
Contract purchase payments                                              341           485         4,191       470,619        30,280
Net transfers(1)                                                     15,816        10,778         1,966         4,929        72,701
Contract terminations:
   Surrender benefits and contract charges                          (28,541)      (43,833)           --        (2,181)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    257,511       670,922         6,157       473,367       102,981
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                   AB VP         AB VP         AC VP                      FID VIP
                                                               GLOBAL TECH,  TOTAL RETURN,  INC & GRO,       AC VP      CONTRAFUND,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                        CL B(2)       CL B(2)        CL I        VAL, CL I   SERV CL 2(2)
OPERATIONS
Investment income (loss) -- net                                $       (299) $         147 $        100  $       (618) $     (1,174)
Net realized gain (loss) on sales of investments                         24              5      (18,730)        1,750           233
Distributions from capital gains                                         --             --           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                         5,846          6,059       96,394        51,255        35,949
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           5,571          6,211       77,764        52,387        35,008
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10,778         92,899          514           215       619,176
Net transfers(1)                                                     40,078         13,627        9,100         3,836        91,901
Contract terminations:
   Surrender benefits and contract charges                               --             --      (73,341)      (24,918)         (529)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       50,856        106,526      (63,727)      (20,867)      710,548
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --             --      315,104       200,424            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $     56,427  $     112,737 $    329,141  $    231,944  $    745,556
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --             --      388,647       184,442            --
Contract purchase payments                                            8,878         82,494          631           192       489,177
Net transfers(1)                                                     31,160         12,381       12,354         3,729        71,476
Contract terminations:
   Surrender benefits and contract charges                               --             --      (83,377)      (20,470)         (417)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     40,038         94,875      318,255       167,893       560,236
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                                                          FTVIPT
                                                                  FID VIP       FID VIP       FID VIP       FTVIPT     FRANK SM MID
                                                                   GRO,        MID CAP,      OVERSEAS,    FRANK REAL     CAP GRO,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SERV CL 2(2)  SERV CL 2(2)  SERV CL 2(2)  EST, CL 2(2)     CL 2(2)
OPERATIONS
Investment income (loss) -- net                                $       (254) $     (2,618) $       (106) $        (23) $       (912)
Net realized gain (loss) on sales of investments                       (171)        1,105            14            24           470
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                         5,466        88,926         3,680         8,078        21,047
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           5,041        87,413         3,588         8,079        20,605
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           60,412       511,323        52,768        34,664       175,423
Net transfers(1)                                                      8,832       132,827         1,825        33,245       124,466
Contract terminations:
   Surrender benefits and contract charges                          (25,525)           --       (25,329)           --       (25,936)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       43,719       644,150        29,264        67,909       273,953
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $     48,760  $    731,563  $     32,852  $     75,988  $    294,558
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --            --            --            --            --
Contract purchase payments                                           47,432       394,631        37,073        28,494       127,619
Net transfers(1)                                                      6,803       101,449         1,289        26,778        91,365
Contract terminations:
   Surrender benefits and contract charges                          (19,147)           --       (17,554)           --       (18,126)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     35,088       496,080        20,808        55,272       200,858
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  FTVIPT        FTVIPT
                                                                 FRANK SM       MUTUAL        FTVIPT                    JANUS ASPEN
                                                                 CAP VAL,       SHARES      TEMP FOR      JANUS ASPEN   WORLD GRO,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                        CL 2(2)    SEC, CL 2(2)  SEC, CL 2(2)    BAL, INST       INST
OPERATIONS
Investment income (loss) -- net                                $        (93) $     (1,656) $         32  $     29,859  $     (1,802)
Net realized gain (loss) on sales of investments                          9           921            35       (76,201)      (44,782)
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                         3,788        49,261         5,593       496,399       170,105
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3,704        48,526         5,660       450,057       123,521
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           49,143       749,211        50,207         4,208         1,308
Net transfers(1)                                                     19,761        65,393         3,706      (153,085)       (2,403)
Contract terminations:
   Surrender benefits and contract charges                               --          (486)           --      (254,939)      (37,052)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       68,904       814,118        53,913      (403,816)      (38,147)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --            --            --     3,875,431       576,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $     72,608  $    862,644  $     59,573  $  3,921,672  $    661,818
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --            --            --     3,214,421       676,796
Contract purchase payments                                           34,705       622,687        38,459         3,386         1,463
Net transfers(1)                                                     14,204        54,134         2,771      (123,569)         (972)
Contract terminations:
   Surrender benefits and contract charges                               --          (397)           --      (201,886)      (41,741)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     48,909       676,424        41,230     2,892,352       635,546
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                                MFS
                                                                  MFS INV         MFS          TOTAL          MFS
                                                                GRO STOCK,     NEW DIS,       RETURN,     UTILITIES,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      SERV CL(2)    SERV CL(2)    SERV CL(2)    SERV CL(2)     OPCAP EQ
OPERATIONS
Investment income (loss) -- net                                $       (123) $       (208) $     (1,763) $       (143) $       (123)
Net realized gain (loss) on sales of investments                          5            24         1,731            18        (3,508)
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                         2,604         4,340        40,997         5,610        35,395
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2,486         4,156        40,965         5,485        31,764
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           67,784        46,169       672,180        51,342           219
Net transfers(1)                                                     10,757         1,402       164,071         1,667         2,572
Contract terminations:
   Surrender benefits and contract charges                               --            --        (3,069)         (280)       (9,034)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       78,541        47,571       833,182        52,729        (6,243)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --            --            --            --       119,989
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $     81,027  $     51,727  $    874,147  $     58,214  $    145,510
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --            --            --            --       149,118
Contract purchase payments                                           55,538        35,692       602,633        42,412           257
Net transfers(1)                                                      8,892         1,025       144,805         1,349         4,062
Contract terminations:
   Surrender benefits and contract charges                               --            --        (2,719)         (225)      (10,178)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     64,430        36,717       744,719        43,536       143,259
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                                                         OPPEN CAP
                                                                   OPCAP         OPCAP      OPCAP U.S.     OPPEN CAP     APPR VA,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                        MANAGED       SM CAP       GOVT INC       APPR VA       SERV(2)
OPERATIONS
Investment income (loss) -- net                                $      3,662  $     (2,807) $     15,223  $     (7,012) $       (834)
Net realized gain (loss) on sales of investments                    (26,526)          564         5,379       (32,418)           98
Distributions from capital gains                                         --            --        12,653            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       201,617        75,553       (33,541)      217,909        25,809
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         178,753        73,310          (286)      178,479        25,073
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            1,643           307         3,449         1,332       379,724
Net transfers(1)                                                     43,655        25,736        (7,653)       28,589        77,804
Contract terminations:
   Surrender benefits and contract charges                          (92,314)      (19,186)      (75,580)      (52,125)      (25,837)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (47,016)        6,857       (79,784)      (22,204)      431,691
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     928,261       171,420     1,051,517       638,876            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  1,059,998  $    251,587  $    971,447  $    795,151  $    456,764
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              989,000       147,666       811,590       656,703            --
Contract purchase payments                                            1,532           255         2,665         1,241       296,454
Net transfers(1)                                                     40,571        19,383        (5,856)       22,652        59,577
Contract terminations:
   Surrender benefits and contract charges                          (90,357)      (13,214)      (58,137)      (47,551)      (20,064)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    940,746       154,090       750,262       633,045       335,967
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                                                                           OPPEN
                                                                   OPPEN                     OPPEN HI     OPPEN MAIN     STRATEGIC
                                                                GLOBAL SEC     OPPEN HI       INC VA,      ST SM CAP       BOND
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      VA, SERV(2)     INC VA        SERV(2)     VA, SERV(2)   VA, SERV(2)
OPERATIONS
Investment income (loss) -- net                                $        (84) $     19,284  $       (219) $     (1,992) $     (1,526)
Net realized gain (loss) on sales of investments                          7       (10,188)           18           291         1,902
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                         3,948        55,671         3,015        62,350        19,740
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3,871        64,767         2,814        60,649        20,116
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           31,285           422        54,383       456,249       638,270
Net transfers(1)                                                      8,102       (17,523)          711        14,847        27,457
Contract terminations:
   Surrender benefits and contract charges                              (43)      (24,594)         (170)          (42)       (2,965)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       39,344       (41,695)       54,924       471,054       662,762
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --       314,010            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $     43,215  $    337,082  $     57,738  $    531,703  $    682,878
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --       318,393            --            --            --
Contract purchase payments                                           22,361           406        48,434       337,731       582,559
Net transfers(1)                                                      5,482       (17,048)          627        10,573        25,275
Contract terminations:
   Surrender benefits and contract charges                              (30)      (22,125)         (148)          (29)       (2,679)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     27,813       279,626        48,913       348,275       605,155
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  PUT VT        PUT VT        PUT VT        PUT VT        PUT VT
                                                                 DIV INC,      DIV INC,     GRO & INC,    GRO & INC,    HI YIELD,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                          CL IA         CL IB         CL IA         CL IB         CL IA
OPERATIONS
Investment income (loss) -- net                                $     30,768  $     45,049  $      6,086  $      5,420  $     40,904
Net realized gain (loss) on sales of investments                    (16,175)       (9,059)      (62,502)      (48,667)      (44,405)
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        50,017        61,061       247,898       372,691        98,817
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          64,610        97,051       191,482       329,444        95,316
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            1,309           800           884        53,174         1,312
Net transfers(1)                                                    (60,993)      (57,820)      (73,344)      (51,963)      (51,361)
Contract terminations:
   Surrender benefits and contract charges                          (34,023)      (52,904)      (78,528)      (77,354)      (31,759)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (93,707)     (109,924)     (150,988)      (76,143)      (81,808)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     389,376       588,400       842,776     1,349,594       423,409
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    360,279  $    575,527  $    883,270  $  1,602,895  $    436,917
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              371,856       545,659       878,120     1,621,254       473,013
Contract purchase payments                                            1,079           707           785        47,301         1,203
Net transfers(1)                                                    (52,299)      (50,982)      (72,408)      (62,810)      (51,212)
Contract terminations:
   Surrender benefits and contract charges                          (30,514)      (44,520)      (75,524)      (84,468)      (32,807)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    290,122       450,864       730,973     1,521,277       390,197
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  PUT VT        PUT VT        PUT VT        PUT VT        PUT VT
                                                                 HI YIELD,     INTL EQ,      NEW OPP,      RESEARCH,      VISTA,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                         CL IB       CL IB(2)        CL IA       CL IB(2)      CL IB(2)
OPERATIONS
Investment income (loss) -- net                                $     24,687  $       (245) $     (3,472) $         --  $        (94)
Net realized gain (loss) on sales of investments                    (14,483)           18       (59,269)           --             7
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        47,725         8,036       128,075            16         1,712
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          57,929         7,809        65,334            16         1,625
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              423        12,635           448           160        13,893
Net transfers(1)                                                    (25,714)       38,996       (19,424)           --         4,924
Contract terminations:
   Surrender benefits and contract charges                          (19,607)           --       (28,553)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (44,898)       51,631       (47,529)          160        18,817
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     257,095            --       237,122            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    270,126  $     59,440  $    254,927  $        176  $     20,442
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              263,044            --       317,335            --            --
Contract purchase payments                                              409        10,792           464            --        10,981
Net transfers(1)                                                    (24,450)       31,867       (22,101)           --         3,888
Contract terminations:
   Surrender benefits and contract charges                          (17,506)           --       (34,953)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    221,497        42,659       260,745            --        14,869
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
                                                                                                                          PUT VT
                                                                                                                         VOYAGER,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                                   CL IB
OPERATIONS
Investment income (loss) -- net                                                                                        $     (9,951)
Net realized gain (loss) on sales of investments                                                                           (130,346)
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                               342,141
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                 201,844
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                    1,447
Net transfers(1)                                                                                                            (40,258)
Contract terminations:
   Surrender benefits and contract charges                                                                                  (72,274)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                             (111,085)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                             925,673
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $  1,016,432
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                    1,116,455
Contract purchase payments                                                                                                    1,594
Net transfers(1)                                                                                                            (42,673)
Contract terminations:
   Surrender benefits and contract charges                                                                                  (80,007)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                            995,369
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Centurion Life's fixed account.
(2)  For the period March 17, 2003 (commencement of operations) to Dec. 31,
     2003.

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

ACL Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of American Centurion Life under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by American Centurion Life. The following is a list of each variable annuity product funded through the Account.

ACL Personal Portfolio (Personal Portfolio)*

ACL Personal Portfolio Plus2 (Port Plus2)*

American Express Endeavor Select(SM) Variable Annuity (Endeavor Select)

American Express Innovations(R) Variable Annuity (Innovations)

American Express Innovations(R) Select Variable Annuity (Innovations Select)

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                            FUND
-------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                      AXP(R) Variable Portfolio - Cash Management Fund
AXP VP Div Bond                       AXP(R) Variable Portfolio - Diversified Bond Fund
AXP VP Div Eq Inc                     AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP VP Eq Select                      AXP(R) Variable Portfolio - Equity Select Fund
AXP VP Gro                            AXP(R) Variable Portfolio - Growth Fund
AXP VP Hi Yield Bond                  AXP(R) Variable Portfolio - High Yield Bond Fund
AXP VP Inc Opp                        AXP(R) Variable Portfolio - Income Opportunities Fund
AXP VP Lg Cap Eq                      AXP(R) Variable Portfolio - Large Cap Equity Fund
                                         (previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP VP Lg Cap Val                     AXP(R) Variable Portfolio - Large Cap Value Fund
AXP VP Managed                        AXP(R) Variable Portfolio - Managed Fund
AXP VP New Dim                        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP VP Ptnrs Select Val               AXP(R) Variable Portfolio - Partners Select Value Fund
AXP VP Ptnrs Sm Cap Val               AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP VP S&P 500                        AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP VP Short Duration                 AXP(R) Variable Portfolio - Short Duration U.S. Government Fund
AXP VP Strategy Aggr                  AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP VP THDL Emer Mkts                 AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund
                                         (previously AXP(R) Variable Portfolio - Emerging Markets Fund)
AXP VP THDL Intl                      AXP(R) Variable Portfolio - Threadneedle International Fund
                                         (previously AXP(R) Variable Portfolio - International Fund)
AIM VI Basic Val, Ser II              AIM V.I. Basic Value Fund, Series II Shares
AIM VI Cap Dev, Ser II                AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                 AIM V.I. Core Equity Fund, Series I Shares
AIM VI Intl Gro, Ser I                AIM V.I. International Growth Fund, Series I Shares
AIM VI Mid Cap Core Eq, Ser II        AIM V.I. Mid Cap Core Equity Fund, Series II Shares
AIM VI Premier Eq, Ser I              AIM V.I. Premier Equity Fund, Series I Shares
AIM VI Premier Eq, Ser II             AIM V.I. Premier Equity Fund, Series II Shares
AB VP Gro & Inc, Cl B                 AllianceBernstein VP Growth and Income Portfolio (Class B)
AB VP Intl Val, Cl B                  AllianceBernstein VP International Value Portfolio (Class B)
AB VP Lg Cap Gro, Cl B                AllianceBernstein VP Large Cap Growth Portfolio (Class B)
                                         (previously AllianceBernstein VP Premier Growth Portfolio (Class B))
AB VP Global Tech, Cl B               AllianceBernstein VP Global Technology Portfolio (Class B)
                                         (previously AllianceBernstein VP Technology Portfolio (Class B))
AB VP Total Return, Cl B              AllianceBernstein VP Total Return Portfolio (Class B)
AC VP Inc & Gro, Cl I                 American Century(R) VP Income & Growth, Class I
AC VP Inflation Prot, Cl II           American Century(R) VP Inflation Protection, Class II
AC VP Intl, Cl II                     American Century(R) VP International, Class II
AC VP Ultra, Cl II                    American Century(R) VP Ultra, Class II
AC VP Val, Cl I                       American Century(R) VP Value, Class I
AC VP Val, Cl II                      American Century(R) VP Value, Class II

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT                            FUND
-------------------------------------------------------------------------------------------------------------
Colonial Sm Cap Val, VS Cl B          Colonial Small Cap Value Fund, Variable Series, Class B
Col Hi Yield, VS Cl B                 Columbia High Yield Fund, Variable Series, Class B
Drey IP Midcap Stock, Serv Cl         Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class
Drey IP Tech Gro, Serv Cl             Dreyfus Investment Portfolios Technology Growth Portfolio, Service Share Class
Drey VIF Appr, Serv Cl                Dreyfus Variable Investment Fund Appreciation Portfolio, Service Share Class
Drey VIF Intl Val, Serv Cl            Dreyfus Variable Investment Fund International Value Portfolio, Service Share Class
Fid VIP Contrafund, Serv Cl 2         Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2                Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2          Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2            Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2           Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Inc Sec, Cl 2            FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Real Est, Cl 2           FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2        FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2     FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
                                         (previously FTVIPT Franklin Small Cap Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2         FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2        FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2             FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Inc, Cl 2          FTVIPT Templeton Global Income Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2             FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Mid Cap Val                    Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Bal, Inst                 Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen World Gro, Inst           Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
MFS Inv Gro Stock, Serv Cl            MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                  MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl             MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl                MFS(R) Utilities Series - Service Class
OpCap Eq                              OpCap Equity Portfolio
OpCap Managed                         OpCap Managed Portfolio
OpCap Sm Cap                          OpCap Small Cap Portfolio
OpCap U.S. Govt Inc                   OpCap U.S. Government Income Portfolio(1)
Oppen Cap Appr VA                     Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv               Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA, Serv             Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                       Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv                 Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv         Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv         Oppenheimer Strategic Bond Fund/VA, Service Shares
Put VT Div Inc, Cl IA                 Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB                 Putnam VT Diversified Income Fund - Class IB Shares
Put VT Gro & Inc, Cl IA               Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB               Putnam VT Growth and Income Fund - Class IB Shares
Put VT Health Sciences, Cl IB         Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IA                Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB                Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB                 Putnam VT International Equity Fund - Class IB Shares
Put VT New Opp, Cl IA                 Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB                Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB              Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Vista, Cl IB                   Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IB                 Putnam VT Voyager Fund - Class IB Shares
VanK LIT Comstock, Cl II              Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
VanK UIF U.S. Real Est, Cl II         Van Kampen UIF U.S. Real Estate Portfolio Class II Shares
Wanger Intl Sm Cap                    Wanger International Small Cap
Wanger U.S. Sm Co                     Wanger U.S. Smaller Companies

(1) OpCap U.S. Government Income Portfolio liquidated on April 29, 2005.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life. IDS Life is the parent company of American Centurion Life.

                         ACL VARIABLE ANNUITY ACCOUNT 2

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of American Centurion Life.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Centurion Life and may result in additional amounts being transferred into the variable annuity account by American Centurion Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. American Centurion Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain items in the financial statements for the period ending Dec. 31, 2003 have been reclassified to conform to the 2004 presentation. Each subaccount of the Account may have multiple unit values to reflect the daily charge deducted for each combination of mortality and expense fee and optional riders selected. The change in the financial statement disclosure had no impact on the contract holders.

3. VARIABLE ACCOUNT EXPENSES

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

American Centurion Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT               MORTALITY AND EXPENSE RISK FEE                                     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------------------------------------
Personal Portfolio    1.25%                                                                       0.15%

Port Plus2            1.25%                                                                       0.15%

Endeavor Select       1.00% to 1.55%
                      (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)               0.15%

Innovations           0.85% to 1.50%
                      (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)               0.15%

Innovations Select    1.00% to 1.55%
                      (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)               0.15%

                         ACL VARIABLE ANNUITY ACCOUNT 2

4. CONTRACT CHARGES

American Centurion Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Centurion Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $61,946 in 2004 and $48,610 in 2003. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of American Centurion Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                    0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                   0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                          0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                                      0.650% to 0.560%
AXP(R) Variable Portfolio - Growth Fund                                             0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                    0.620% to 0.545%
AXP(R) Variable Portfolio - Income Opportunities Fund                               0.640% to 0.565%
AXP(R) Variable Portfolio - Large Cap Equity Fund                                   0.630% to 0.570%
AXP(R) Variable Portfolio - Large Cap Value Fund                                    0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                                            0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Select Value Fund                              0.810% to 0.720%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                      0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                     0.610% to 0.535%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                0.650% to 0.575%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                      1.170% to 1.095%
AXP(R) Variable Portfolio - Threadneedle International Fund                         0.870% to 0.795%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - Large Cap Equity Fund
AXP(R) Variable Portfolio - Large Cap Value Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Select Value Fund
AXP(R) Variable Portfolio - Partners Small Cap Value Fund AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund AXP(R) Variable Portfolio - Threadneedle International Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life, an affiliate of American Centurion Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                         ACL VARIABLE ANNUITY ACCOUNT 2

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                    0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                          0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                                      0.060% to 0.030%
AXP(R) Variable Portfolio - Growth Fund                                             0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Income Opportunities Fund                               0.050% to 0.025%
AXP(R) Variable Portfolio - Large Cap Equity Fund                                   0.050% to 0.030%
AXP(R) Variable Portfolio - Large Cap Value Fund                                    0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                                            0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Select Value Fund                              0.060% to 0.035%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                      0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                     0.050% to 0.025%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                0.060% to 0.035%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                      0.100% to 0.050%
AXP(R) Variable Portfolio - Threadneedle International Fund                         0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of American Centurion Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

SUBACCOUNT                       FUND                                                                              PURCHASES
----------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                 AXP(R) Variable Portfolio - Cash Management Fund                                 $  896,083
AXP VP Div Bond                  AXP(R) Variable Portfolio - Diversified Bond Fund                                   565,391
AXP VP Div Eq Inc                AXP(R) Variable Portfolio - Diversified Equity Income Fund                          246,955
AXP VP Eq Select                 AXP(R) Variable Portfolio - Equity Select Fund                                          300
AXP VP Gro                       AXP(R) Variable Portfolio - Growth Fund                                              27,344
AXP VP Hi Yield Bond             AXP(R) Variable Portfolio - High Yield Bond Fund                                      7,144
AXP VP Inc Opp                   AXP(R) Variable Portfolio - Income Opportunities Fund                                 6,087
AXP VP Lg Cap Eq                 AXP(R) Variable Portfolio - Large Cap Equity Fund                                    79,861
AXP VP Lg Cap Val                AXP(R) Variable Portfolio - Large Cap Value Fund                                        303
AXP VP Managed                   AXP(R) Variable Portfolio - Managed Fund                                            116,003
AXP VP New Dim                   AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    5,668
AXP VP Ptnrs Select Val          AXP(R) Variable Portfolio - Partners Select Value Fund                                  302
AXP VP Ptnrs Sm Cap Val          AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           109,610
AXP VP S&P 500                   AXP(R) Variable Portfolio - S&P 500 Index Fund                                    1,387,132
AXP VP Short Duration            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                     851,563
AXP VP Strategy Aggr             AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  4,739
AXP VP THDL Emer Mkts            AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                       25,663
AXP VP THDL Intl                 AXP(R) Variable Portfolio - Threadneedle International Fund                           5,738
AIM VI Basic Val, Ser II         AIM V.I. Basic Value Fund, Series II Shares                                         382,140
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II Shares                                 114,542
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                                            8,106
AIM VI Intl Gro, Ser I           AIM V.I. International Growth Fund, Series I Shares                                   6,261
AIM VI Mid Cap Core Eq, Ser II   AIM V.I. Mid Cap Core Equity Fund, Series II Shares                                  17,397
AIM VI Premier Eq, Ser I         AIM V.I. Premier Equity Fund, Series I Shares                                         4,368
AIM VI Premier Eq, Ser II        AIM V.I. Premier Equity Fund, Series II Shares                                        5,544
AB VP Gro & Inc, Cl B            AllianceBernstein VP Growth and Income Portfolio (Class B)                          554,982
AB VP Intl Val, Cl B             AllianceBernstein VP International Value Portfolio (Class B)                         28,821
AB VP Lg Cap Gro, Cl B           AllianceBernstein VP Large Cap Growth Portfolio (Class B)                           219,865
AB VP Global Tech, Cl B          AllianceBernstein VP Global Technology Portfolio (Class B)                          127,742
AB VP Total Return, Cl B         AllianceBernstein VP Total Return Portfolio (Class B)                               124,851
AC VP Inc & Gro, Cl I            American Century(R) VP Income & Growth, Class I                                       6,110
AC VP Inflation Prot, Cl II      American Century(R) VP Inflation Protection, Class II                                48,715
AC VP Intl, Cl II                American Century(R) VP International, Class II                                          300

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT                          FUND                                                                                  PURCHASES
-----------------------------------------------------------------------------------------------------------------------------------
AC VP Ultra, Cl II                  American Century(R) VP Ultra, Class II                                                $  56,999
AC VP Val, Cl I                     American Century(R) VP Value, Class I                                                     5,025
AC VP Val, Cl II                    American Century(R) VP Value, Class II                                                      300
Colonial Sm Cap Val, VS Cl B        Colonial Small Cap Value Fund, Variable Series, Class B                                     460
Col Hi Yield, VS Cl B               Columbia High Yield Fund, Variable Series, Class B                                       17,920
Drey IP Midcap Stock, Serv Cl       Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class                   461
Drey IP Tech Gro, Serv Cl           Dreyfus Investment Portfolios Technology Growth Portfolio, Service Share Class           15,712
Drey VIF Appr, Serv Cl              Dreyfus Variable Investment Fund Appreciation Portfolio, Service Share Class                730
Drey VIF Intl Val, Serv Cl          Dreyfus Variable Investment Fund International Value Portfolio, Service Share Class         460
Fid VIP Contrafund, Serv Cl 2       Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                               4,008,712
Fid VIP Gro, Serv Cl 2              Fidelity(R) VIP Growth Portfolio Service Class 2                                        423,801
Fid VIP Invest Gr, Serv Cl 2        Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2                          25,761
Fid VIP Mid Cap, Serv Cl 2          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                     1,475,221
Fid VIP Overseas, Serv Cl 2         Fidelity(R) VIP Overseas Portfolio Service Class 2                                      539,216
FTVIPT Frank Inc Sec, Cl 2          FTVIPT Franklin Income Securities Fund - Class 2                                            450
FTVIPT Frank Real Est, Cl 2         FTVIPT Franklin Real Estate Fund - Class 2                                              155,611
FTVIPT Frank Rising Divd, Cl 2      FTVIPT Franklin Rising Dividends Securities Fund - Class 2                                  450
FTVIPT Frank Sm Mid Cap Gro, Cl 2   FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                          570,511
FTVIPT Frank Sm Cap Val, Cl 2       FTVIPT Franklin Small Cap Value Securities Fund - Class 2                               388,344
FTVIPT Mutual Shares Sec, Cl 2      FTVIPT Mutual Shares Securities Fund - Class 2                                        3,005,853
FTVIPT Temp For Sec, Cl 2           FTVIPT Templeton Foreign Securities Fund - Class 2                                      381,171
FTVIPT Temp Global Inc, Cl 2        FTVIPT Templeton Global Income Securities Fund - Class 2                                 15,010
FTVIPT Temp Gro Sec, Cl 2           FTVIPT Templeton Growth Securities Fund - Class 2                                           300
GS VIT Mid Cap Val                  Goldman Sachs VIT Mid Cap Value Fund                                                     33,860
Janus Aspen Bal, Inst               Janus Aspen Series Balanced Portfolio: Institutional Shares                             101,568
Janus Aspen World Gro, Inst         Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                       8,653
MFS Inv Gro Stock, Serv Cl          MFS(R) Investors Growth Stock Series - Service Class                                    251,504
MFS New Dis, Serv Cl                MFS(R) New Discovery Series - Service Class                                             183,250
MFS Total Return, Serv Cl           MFS(R) Total Return Series - Service Class                                            2,358,886
MFS Utilities, Serv Cl              MFS(R) Utilities Series - Service Class                                                  24,140
OpCap Eq                            OpCap Equity Portfolio                                                                    2,240
OpCap Managed                       OpCap Managed Portfolio                                                                  21,222
OpCap Sm Cap                        OpCap Small Cap Portfolio                                                                 2,047
OpCap U.S. Govt Inc                 OpCap U.S. Government Income Portfolio                                                  154,556
Oppen Cap Appr VA                   Oppenheimer Capital Appreciation Fund/VA                                                 27,076
Oppen Cap Appr VA, Serv             Oppenheimer Capital Appreciation Fund/VA, Service Shares                              1,968,261
Oppen Global Sec VA, Serv           Oppenheimer Global Securities Fund/VA, Service Shares                                   355,976
Oppen Hi Inc VA                     Oppenheimer High Income Fund/VA                                                          29,780
Oppen Hi Inc VA, Serv               Oppenheimer High Income Fund/VA, Service Shares                                         178,605
Oppen Main St Sm Cap VA, Serv       Oppenheimer Main Street Small Cap Fund/VA, Service Shares                             1,217,114
Oppen Strategic Bond VA, Serv       Oppenheimer Strategic Bond Fund/VA, Service Shares                                    3,030,822
Put VT Div Inc, Cl IA               Putnam VT Diversified Income Fund - Class IA Shares                                      46,984
Put VT Div Inc, Cl IB               Putnam VT Diversified Income Fund - Class IB Shares                                      66,827
Put VT Gro & Inc, Cl IA             Putnam VT Growth and Income Fund - Class IA Shares                                       20,447
Put VT Gro & Inc, Cl IB             Putnam VT Growth and Income Fund - Class IB Shares                                       81,384
Put VT Health Sciences, Cl IB       Putnam VT Health Sciences Fund - Class IB Shares                                            300
Put VT Hi Yield, Cl IA              Putnam VT High Yield Fund - Class IA Shares                                              32,106
Put VT Hi Yield, Cl IB              Putnam VT High Yield Fund - Class IB Shares                                              30,237
Put VT Intl Eq, Cl IB               Putnam VT International Equity Fund - Class IB Shares                                    88,034
Put VT New Opp, Cl IA               Putnam VT New Opportunities Fund - Class IA Shares                                          722
Put VT Research, Cl IB              Putnam VT Research Fund - Class IB Shares                                                   320
Put VT Sm Cap Val, Cl IB            Putnam VT Small Cap Value Fund - Class IB Shares                                            450
Put VT Vista, Cl IB                 Putnam VT Vista Fund - Class IB Shares                                                    5,650
Put VT Voyager, Cl IB               Putnam VT Voyager Fund - Class IB Shares                                                  7,882
VanK LIT Comstock, Cl II            Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                      89,673
VanK UIF U.S. Real Est, Cl II       Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                                 1,851
Wanger Intl Sm Cap                  Wanger International Small Cap                                                           38,175
Wanger U.S. Sm Co                   Wanger U.S. Smaller Companies                                                            23,859

                         ACL VARIABLE ANNUITY ACCOUNT 2

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2004:

                       AXP VP           AXP VP           AXP VP          AXP VP            AXP VP
PRICE LEVEL           CASH MGMT        DIV BOND        DIV EQ INC       EQ SELECT           GRO
                   ----------------------------------------------------------------------------------
1.00%                   $0.99            $1.04            $1.78           $  --            $1.34
1.10%                    0.99             1.05             1.78              --             1.34
1.15%                    1.00             1.00             1.05            1.04             1.03
1.25%                    0.99             1.04             1.77              --             1.34
1.30%                    0.99             1.04             1.77            1.04             1.33
1.35%                    0.98             1.04             1.77            1.04             1.33
1.40%                    1.06             1.19             1.77              --             1.33
1.50%                    1.00             1.00             1.05            1.04             1.03
1.55%                    0.98             1.04             1.76            1.04             1.33
1.65%                    0.98             1.03             1.76              --             1.33
1.70%                    1.00             1.00             1.05            1.04             1.03

                       AXP VP           AXP VP           AXP VP           AXP VP          AXP VP
PRICE LEVEL         HI YIELD BOND       INC OPP         LG CAP EQ       LG CAP VAL        MANAGED
                   ----------------------------------------------------------------------------------
1.00%                  $  --            $  --            $  --            $  --            $  --
1.10%                     --               --               --               --               --
1.15%                   1.01             1.01             1.03             1.03               --
1.25%                     --               --               --               --               --
1.30%                   1.01             1.01             1.03             1.03               --
1.35%                   1.01             1.01             1.03             1.03               --
1.40%                     --               --             1.02               --             1.14
1.50%                   1.01             1.01             1.03             1.03               --
1.55%                   1.01             1.01             1.03             1.03               --
1.65%                     --               --               --               --               --
1.70%                   1.01             1.01             1.03             1.03               --

                                        AXP VP           AXP VP                            AXP VP
                       AXP VP           PTNRS            PTNRS            AXP VP           SHORT
PRICE LEVEL           NEW DIM         SELECT VAL       SM CAP VAL        S&P 500          DURATION
                   ----------------------------------------------------------------------------------
1.00%                  $1.29            $  --            $1.78            $1.45            $0.99
1.10%                   1.29               --             1.78             1.45             0.99
1.15%                   1.01             1.04             1.05             1.02             1.00
1.25%                   1.29               --             1.77             1.45             0.99
1.30%                   1.29             1.04             1.77             1.45             0.99
1.35%                   1.28             1.04             1.77             1.45             0.99
1.40%                   1.06               --             1.77             1.44             0.99
1.50%                   1.01             1.04             1.05             1.02             1.00
1.55%                   1.28             1.04             1.76             1.44             0.98
1.65%                   1.28               --             1.76             1.44             0.98
1.70%                   1.01             1.04             1.05             1.02             1.00

                       AXP VP          AXP VP            AXP VP          AIM VI           AIM VI
                      STRATEGY          THDL              THDL          BASIC VAL,       CAP DEV,
PRICE LEVEL             AGGR          EMER MKTS           INTL           SER II           SER II
                   ----------------------------------------------------------------------------------
1.00%                  $  --            $  --            $  --            $1.60            $1.61
1.10%                     --               --               --             1.59             1.61
1.15%                     --             1.08             1.06             1.03             1.05
1.25%                     --               --               --             1.59             1.60
1.30%                     --             1.08             1.06             1.59             1.60
1.35%                     --             1.08             1.06             1.59             1.60
1.40%                   0.76               --             0.98             1.59             1.60
1.50%                     --             1.08             1.06             1.03             1.05
1.55%                     --             1.08             1.06             1.58             1.59
1.65%                     --               --               --             1.58             1.59
1.70%                     --             1.08             1.06             1.03             1.05

                         ACL VARIABLE ANNUITY ACCOUNT 2

                        AIM VI          AIM VI           AIM VI           AIM VI           AIM VI
                       CORE EQ,        INTL GRO,      MID CAP CORE      PREMIER EQ,      PREMIER EQ,
PRICE LEVEL             SER I            SER I         EQ, SER II         SER I            SER II
                   ----------------------------------------------------------------------------------
1.00%                  $  --            $  --            $  --            $  --            $1.34
1.10%                     --               --               --               --             1.34
1.15%                     --               --             1.03               --               --
1.25%                     --               --               --               --             1.33
1.30%                     --               --             1.03               --             1.33
1.35%                     --               --             1.03               --             1.33
1.40%                   1.07             1.12               --             0.95             1.33
1.50%                     --               --             1.03               --               --
1.55%                     --               --             1.03               --             1.33
1.65%                     --               --               --               --             1.32
1.70%                     --               --             1.02               --               --

                       AB VP            AB VP            AB VP            AB VP            AB VP
                     GRO & INC,        INTL VAL,       LG CAP GRO,     GLOBAL TECH,     TOTAL RETURN,
PRICE LEVEL            CL B              CL B             CL B             CL B             CL B
                   ----------------------------------------------------------------------------------
1.00%                  $1.51            $  --            $1.37            $1.47            $1.26
1.10%                   1.50               --             1.37             1.47             1.26
1.15%                   1.03             1.05               --               --             1.02
1.25%                   1.50               --             1.37             1.46             1.26
1.30%                   1.50             1.05             1.37             1.46             1.26
1.35%                   1.51             1.05             1.37             1.46             1.29
1.40%                   1.51               --             1.36             1.46             1.26
1.50%                   1.03             1.05               --               --             1.02
1.55%                   1.49             1.05             1.36             1.45             1.25
1.65%                   1.49               --             1.36             1.45             1.25
1.70%                   1.03             1.05               --               --             1.02

                       AC VP             AC VP
                     INC & GRO,        INFLATION         AC VP            AC VP            AC VP
PRICE LEVEL             CL I          PROT, CL II     INTL, CL II      ULTRA, CL II      VAL, CL I
                   ----------------------------------------------------------------------------------
1.00%                  $  --            $  --            $  --            $  --            $  --
1.10%                     --               --               --               --               --
1.15%                     --             1.01             1.06             1.03               --
1.25%                     --               --               --               --               --
1.30%                     --             1.01             1.06             1.03               --
1.35%                     --             1.01             1.06             1.03               --
1.40%                   1.15               --               --               --             1.56
1.50%                     --             1.01             1.06             1.03               --
1.55%                     --             1.01             1.06             1.03               --
1.65%                     --               --               --               --               --
1.70%                     --             1.01             1.06             1.03               --

                                      COLONIAL            COL             DREY IP          DREY IP
                       AC VP         SM CAP VAL,       HI YIELD,       MIDCAP STOCK,      TECH GRO,
PRICE LEVEL          VAL, CL II        VS CL B          VS CL B          SERV CL          SERV CL
                   ----------------------------------------------------------------------------------
1.00%                  $  --            $  --            $  --            $  --            $  --
1.10%                     --               --               --               --               --
1.15%                   1.04             1.06             1.00             1.04             1.02
1.25%                     --               --               --               --               --
1.30%                   1.04             1.06             1.00             1.04             1.02
1.35%                   1.04             1.06             1.00             1.04             1.02
1.40%                     --               --               --               --               --
1.50%                   1.04             1.06             1.00             1.04             1.02
1.55%                   1.04             1.06             1.00             1.04             1.02
1.65%                     --               --               --               --               --
1.70%                   1.04             1.06             1.00             1.04             1.02

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      DREY VIF         DREY VIF          FID VIP        FID VIP           FID VIP
                       APPR,           INTL VAL,       CONTRAFUND,        GRO,           INVEST GR,
PRICE LEVEL           SERV CL           SERV CL         SERV CL 2       SERV CL 2        SERV CL 2
                   ----------------------------------------------------------------------------------
1.00%                  $  --            $  --            $1.52            $1.42            $  --
1.10%                     --               --             1.52             1.41               --
1.15%                   1.02             1.05             1.03             1.02             1.00
1.25%                     --               --             1.51             1.41               --
1.30%                   1.02             1.05             1.51             1.41             1.00
1.35%                   1.02             1.05             1.51             1.41             1.00
1.40%                     --               --             1.51             1.41               --
1.50%                   1.02             1.05             1.03             1.02             1.00
1.55%                   1.02             1.05             1.50             1.40             1.00
1.65%                     --               --             1.50             1.40               --
1.70%                   1.02             1.05             1.03             1.02             1.00

                      FID VIP          FID VIP          FTVIPT            FTVIPT          FTVIPT
                      MID CAP,        OVERSEAS,        FRANK INC        FRANK REAL     FRANK RISING
PRICE LEVEL          SERV CL 2        SERV CL 2        SEC, CL 2         EST, CL 2       DIVD, CL 2
                   ----------------------------------------------------------------------------------
1.00%                  $1.83            $1.77            $  --            $1.76            $  --
1.10%                   1.82             1.76               --             1.76               --
1.15%                   1.05             1.05             1.03               --             1.03
1.25%                   1.82             1.76               --             1.76               --
1.30%                   1.82             1.76             1.03             1.75             1.03
1.35%                   1.82             1.75             1.03             1.80             1.03
1.40%                   1.81             1.75               --             1.75               --
1.50%                   1.05             1.05             1.03               --             1.03
1.55%                   1.81             1.75             1.03             1.75             1.03
1.65%                   1.81             1.74               --             1.79               --
1.70%                   1.05             1.05             1.03               --             1.03

                       FTVIPT           FTVIPT           FTVIPT           FTVIPT           FTVIPT
                    FRANK SM MID       FRANK SM       MUTUAL SHARES      TEMP FOR        TEMP GLOBAL
PRICE LEVEL          CAP GRO, CL 2   CAP VAL, CL 2      SEC, CL 2        SEC, CL 2        INC, CL 2
                   ----------------------------------------------------------------------------------
1.00%                   $1.62            $1.82            $1.42            $1.68            $  --
1.10%                    1.62             1.81             1.42             1.68               --
1.15%                    1.03               --             1.04               --             1.05
1.25%                    1.62             1.81             1.42             1.67               --
1.30%                    1.61             1.81             1.42             1.67             1.05
1.35%                    1.61             1.81             1.42             1.70             1.05
1.40%                    1.61             1.81             1.41             1.67               --
1.50%                    1.02               --             1.04               --             1.05
1.55%                    1.61             1.80             1.41             1.66             1.05
1.65%                    1.60             1.80             1.41             1.69               --
1.70%                    1.02               --             1.04               --             1.05

                       FTVIPT          GS VIT                          JANUS ASPEN        MFS INV
                      TEMP GRO         MID CAP         JANUS ASPEN      WORLD GRO,       GRO STOCK,
PRICE LEVEL           SEC, CL 2          VAL            BAL, INST          INST           SERV CL
                   ----------------------------------------------------------------------------------
1.00%                   $  --            $  --            $  --            $  --            $1.36
1.10%                      --               --               --               --             1.35
1.15%                    1.04             1.05               --               --             1.03
1.25%                      --               --               --               --             1.35
1.30%                    1.04             1.04               --               --             1.35
1.35%                    1.04             1.04               --               --             1.35
1.40%                      --               --             1.45             1.07             1.35
1.50%                    1.04             1.04               --               --             1.03
1.55%                    1.04             1.04               --               --             1.34
1.65%                      --               --               --               --             1.34
1.70%                    1.04             1.04               --               --             1.03

                         ACL VARIABLE ANNUITY ACCOUNT 2

                        MFS              MFS
                      NEW DIS,       TOTAL RETURN,   MFS UTILITIES,                         OPCAP
PRICE LEVEL           SERV CL          SERV CL          SERV CL          OPCAP EQ          MANAGED
                   ----------------------------------------------------------------------------------
1.00%                  $1.48            $1.29            $1.72            $  --            $  --
1.10%                   1.48             1.29             1.71               --               --
1.15%                   1.04             1.02             1.06               --               --
1.25%                   1.47             1.29             1.71               --               --
1.30%                   1.47             1.29             1.71               --               --
1.35%                   1.47             1.28             1.70               --               --
1.40%                   1.47             1.28             1.70             1.12             1.23
1.50%                   1.04             1.02             1.06               --               --
1.55%                   1.46             1.28             1.70               --               --
1.65%                   1.46             1.28             1.70               --               --
1.70%                   1.04             1.02             1.06               --               --

                                                                        OPPEN CAP          OPPEN
                       OPCAP          OPCAP U.S.       OPPEN CAP         APPR VA,        GLOBAL SEC
PRICE LEVEL            SM CAP          GOVT INC         APPR VA            SERV           VA, SERV
                   ----------------------------------------------------------------------------------
1.00%                  $  --            $  --            $  --            $1.44            $1.82
1.10%                     --               --               --             1.43             1.82
1.15%                     --               --               --             1.02             1.07
1.25%                     --               --               --             1.43             1.81
1.30%                     --               --               --             1.43             1.81
1.35%                     --               --               --             1.43             1.81
1.40%                   1.90             1.29             1.32             1.43             1.81
1.50%                     --               --               --             1.02             1.07
1.55%                     --               --               --             1.42             1.80
1.65%                     --               --               --             1.42             1.80
1.70%                     --               --               --             1.02             1.07

                                                       OPPEN MAIN        OPPEN            PUT VT
                      OPPEN HI         OPPEN HI         ST SM CAP     STRATEGIC BOND      DIV INC,
PRICE LEVEL            INC VA        INC VA, SERV       VA, SERV        VA, SERV           CL IA
                   ----------------------------------------------------------------------------------
1.00%                  $  --            $1.27            $1.81            $1.21            $  --
1.10%                     --             1.27             1.81             1.21               --
1.15%                     --               --             1.05             1.02               --
1.25%                     --             1.27             1.80             1.21               --
1.30%                     --             1.27             1.80             1.21               --
1.35%                     --             1.26             1.80             1.21               --
1.40%                   1.30             1.26             1.80             1.21             1.34
1.50%                     --               --             1.05             1.02               --
1.55%                     --             1.26             1.79             1.20               --
1.65%                     --             1.26             1.79             1.20               --
1.70%                     --               --             1.04             1.02               --

                       PUT VT           PUT VT           PUT VT       PUT VT HEALTH        PUT VT
                      DIV INC,        GRO & INC,       GRO & INC,       SCIENCES,         HI YIELD,
PRICE LEVEL            CL IB            CL IA            CL IB           CL IB             CL IA
                   ----------------------------------------------------------------------------------
1.00%                  $  --            $  --            $1.48            $  --            $  --
1.10%                     --               --             1.47               --               --
1.15%                     --               --               --             1.04               --
1.25%                     --               --             1.47               --               --
1.30%                     --               --             1.47             1.04               --
1.35%                     --               --             1.47             1.04               --
1.40%                   1.37             1.33             1.15               --             1.23
1.50%                     --               --               --             1.04               --
1.55%                     --               --             1.46             1.04               --
1.65%                     --               --             1.46               --               --
1.70%                     --               --               --             1.04               --

                         ACL VARIABLE ANNUITY ACCOUNT 2

                       PUT VT           PUT VT           PUT VT           PUT VT           PUT VT
                      HI YIELD,        INTL EQ,         NEW OPP,        RESEARCH,          SM CAP
PRICE LEVEL            CL IB            CL IB            CL IA            CL IB          VAL, CL IB
                   ----------------------------------------------------------------------------------
1.00%                  $  --            $1.60            $  --            $1.42            $  --
1.10%                     --             1.60               --             1.42               --
1.15%                     --             1.06               --               --             1.05
1.25%                     --             1.60               --             1.41               --
1.30%                     --             1.60               --             1.41             1.05
1.35%                     --             1.59               --             1.41             1.05
1.40%                   1.33             1.59             1.07             1.41               --
1.50%                     --             1.05               --               --             1.05
1.55%                     --             1.59               --             1.41             1.05
1.65%                     --             1.59               --             1.40               --
1.70%                     --             1.05               --               --             1.05

                      PUT VT            PUT VT          VANK LIT         VANK UIF
                       VISTA,          VOYAGER,         COMSTOCK,     U.S. REAL EST,       WANGER
PRICE LEVEL            CL IB            CL IB            CL II            CL II         INTL SM CAP
                   ----------------------------------------------------------------------------------
1.00%                  $1.61            $  --            $  --            $  --            $  --
1.10%                   1.61               --               --               --               --
1.15%                   1.06               --             1.03             1.05             1.09
1.25%                   1.60               --               --               --               --
1.30%                   1.60               --             1.03             1.05             1.09
1.35%                   1.60               --             1.03             1.05             1.09
1.40%                   1.60             1.06               --               --               --
1.50%                   1.06               --             1.03             1.05             1.08
1.55%                   1.59               --             1.03             1.05             1.08
1.65%                   1.59               --               --               --               --
1.70%                   1.06               --             1.03             1.05             1.08

                                                                                           WANGER
PRICE LEVEL                                                                              U.S. SM CO
                                                                                       --------------
1.00%                                                                                      $  --
1.10%                                                                                         --
1.15%                                                                                       1.04
1.25%                                                                                         --
1.30%                                                                                       1.04
1.35%                                                                                       1.04
1.40%                                                                                         --
1.50%                                                                                       1.04
1.55%                                                                                       1.04
1.65%                                                                                         --
1.70%                                                                                       1.04

                         ACL VARIABLE ANNUITY ACCOUNT 2

The following is a summary of units outstanding at Dec. 31, 2004:

                       AXP VP            AXP VP          AXP VP           AXP VP          AXP VP
PRICE LEVEL           CASH MGMT         DIV BOND       DIV EQ INC        EQ SELECT         GRO
                   ----------------------------------------------------------------------------------
1.00%                   1,422            65,500           82,354            --                 --
1.10%                  54,083           222,721           60,488            --             19,706
1.15%                      --                --               --            --                 --
1.25%                      --            66,598            1,655            --                 --
1.30%                   5,159             1,293               --            --                 --
1.35%                 173,580           331,816           20,388            --             12,802
1.40%                  44,659           663,881            5,059            --                 --
1.50%                      --                --               --            --                 --
1.55%                   1,503             5,377               --            --                 --
1.65%                  96,550            27,778            9,411            --                 --
1.70%                     630                --               --            --                 --
-----------------------------------------------------------------------------------------------------
Total                 377,586         1,384,964          179,355            --             32,508
-----------------------------------------------------------------------------------------------------

                       AXP VP           AXP VP           AXP VP           AXP VP           AXP VP
PRICE LEVEL         HI YIELD BOND       INC OPP         LG CAP EQ       LG CAP VAL        MANAGED
                   ----------------------------------------------------------------------------------
1.00%                    --               --                 --               --                --
1.10%                    --               --                 --               --                --
1.15%                    --               --              9,166               --                --
1.25%                    --               --                 --               --                --
1.30%                    --               --              4,903               --                --
1.35%                   495               --             36,683               --                --
1.40%                    --               --            496,838               --         1,723,941
1.50%                    --               --             18,202               --                --
1.55%                    --               --                 --               --                --
1.65%                    --               --                 --               --                --
1.70%                   628               --              2,117               --                --
-----------------------------------------------------------------------------------------------------
Total                 1,123               --            567,909               --         1,723,941
-----------------------------------------------------------------------------------------------------

                                          AXP VP         AXP VP                            AXP VP
                       AXP VP             PTNRS          PTNRS            AXP VP           SHORT
PRICE LEVEL           NEW DIM           SELECT VAL     SM CAP VAL        S&P 500          DURATION
                   ----------------------------------------------------------------------------------
1.00%                      --               --            3,269             56,149           13,725
1.10%                      --               --            1,970            506,148          381,569
1.15%                      --               --            4,886                 --               --
1.25%                      --               --               --                871           56,313
1.30%                      --               --            1,994             48,857           31,668
1.35%                      --               --           36,415            432,966          347,500
1.40%                 138,552               --           10,313             38,189           52,811
1.50%                      --               --            9,392                 --               --
1.55%                      --               --               --              6,159           28,260
1.65%                   1,965               --            6,806             80,005           85,397
1.70%                      --               --              409                 --               --
-----------------------------------------------------------------------------------------------------
Total                 140,517               --           75,454          1,169,344          997,243
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      AXP VP           AXP VP            AXP VP           AIM VI           AIM VI
                     STRATEGY           THDL              THDL          BASIC VAL,        CAP DEV,
PRICE LEVEL            AGGR           EMER MKTS           INTL           SER II            SER II
                   ----------------------------------------------------------------------------------
1.00%                      --               --               --            2,705               --
1.10%                      --               --               --           55,493           20,927
1.15%                      --            2,021               --            5,791               --
1.25%                      --               --               --           35,567           26,531
1.30%                      --            1,407               --           24,198            4,199
1.35%                      --           16,233               --          135,854           44,297
1.40%                 409,441               --          182,249           38,267               --
1.50%                      --            3,890               --           11,178               --
1.55%                      --               --               --            8,999               --
1.65%                      --               --               --           13,503            3,503
1.70%                      --              204               --              843               --
-----------------------------------------------------------------------------------------------------
Total                 409,441           23,755          182,249          332,398           99,457
-----------------------------------------------------------------------------------------------------

                       AIM VI          AIM VI            AIM VI           AIM VI           AIM VI
                      CORE EQ,        INTL GRO,       MID CAP CORE      PREMIER EQ,      PREMIER EQ,
PRICE LEVEL            SER I           SER I           EQ, SER II          SER I           SER II
                   ----------------------------------------------------------------------------------
1.00%                      --               --               --               --               --
1.10%                      --               --               --               --            4,445
1.15%                      --               --            1,668               --               --
1.25%                      --               --               --               --               --
1.30%                      --               --              985               --               --
1.35%                      --               --           10,533               --               --
1.40%                 626,548          206,523               --          555,986               --
1.50%                      --               --            3,258               --               --
1.55%                      --               --               --               --               --
1.65%                      --               --               --               --               --
1.70%                      --               --              209               --               --
-----------------------------------------------------------------------------------------------------
Total                 626,548          206,523           16,653          555,986            4,445
-----------------------------------------------------------------------------------------------------

                       AB VP             AB VP            AB VP           AB VP            AB VP
                     GRO & INC,        INTL VAL,       LG CAP GRO,     GLOBAL TECH,     TOTAL RETURN,
PRICE LEVEL            CL B              CL B             CL B            CL B             CL B
                   ----------------------------------------------------------------------------------
1.00%                     966               --            1,957            7,594            2,152
1.10%                 216,251               --           25,244           72,334           49,447
1.15%                      --            2,878               --               --               --
1.25%                  27,484               --               --               --               --
1.30%                   5,765            1,917           23,478               --           33,609
1.35%                 226,737           16,255           34,857           11,553           64,732
1.40%                  14,648               --          110,255            3,527           21,590
1.50%                      --            5,573               --               --               --
1.55%                      --               --               --               --               --
1.65%                 364,302               --           68,244           34,594           14,507
1.70%                      --              620               --               --               --
-----------------------------------------------------------------------------------------------------
Total                 856,153           27,243          264,035          129,602          186,037
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                        AC VP           AC VP
                      INC & GRO,      INFLATION           AC VP           AC VP            AC VP
PRICE LEVEL             CL I         PROT, CL II       INTL, CL II     ULTRA, CL II      VAL, CL I
                   ----------------------------------------------------------------------------------
1.00%                      --               --               --               --               --
1.10%                      --               --               --               --               --
1.15%                      --            6,675               --            4,938               --
1.25%                      --               --               --               --               --
1.30%                      --            3,505               --            3,915               --
1.35%                      --           15,846               --           37,054               --
1.40%                 256,130               --               --               --          144,376
1.50%                      --           13,293               --            9,325               --
1.55%                      --               --               --               --               --
1.65%                      --               --               --               --               --
1.70%                      --            2,942               --               --               --
-----------------------------------------------------------------------------------------------------
Total                 256,130           42,261               --           55,232          144,376
-----------------------------------------------------------------------------------------------------

                                       COLONIAL           COL            DREY IP          DREY IP
                        AC VP         SM CAP VAL,       HI YIELD,      MIDCAP STOCK,     TECH GRO,
PRICE LEVEL          VAL, CL II         VS CL B          VS CL B          SERV CL         SERV CL
                   ----------------------------------------------------------------------------------
1.00%                    --               --                --               --                --
1.10%                    --               --                --               --                --
1.15%                    --               --             2,566               --             1,232
1.25%                    --               --                --               --                --
1.30%                    --               --                --               --               986
1.35%                    --               --             1,749               --            10,540
1.40%                    --               --                --               --                --
1.50%                    --               --             5,584               --             2,325
1.55%                    --               --                --               --                --
1.65%                    --               --                --               --                --
1.70%                    --               --             1,471               --                --
-----------------------------------------------------------------------------------------------------
Total                    --               --            11,370               --            15,083
-----------------------------------------------------------------------------------------------------

                      DREY VIF         DREY VIF          FID VIP          FID VIP          FID VIP
                       APPR,           INTL VAL,       CONTRAFUND,          GRO,         INVEST GR,
PRICE LEVEL           SERV CL          SERV CL          SERV CL 2        SERV CL 2        SERV CL 2
                   ----------------------------------------------------------------------------------
1.00%                    --               --             197,660            1,840               --
1.10%                    --               --           1,211,792           57,637               --
1.15%                    --               --               5,789               --            3,397
1.25%                    --               --             254,829           18,563               --
1.30%                    --               --              41,045               --               --
1.35%                    --               --           1,342,572           79,897            5,734
1.40%                    --               --             138,300           55,257               --
1.50%                    --               --              11,183               --            7,419
1.55%                    --               --              19,765              760               --
1.65%                    --               --             159,544          134,032               --
1.70%                    --               --              42,760               --            3,160
-----------------------------------------------------------------------------------------------------
Total                    --               --           3,425,239          347,986           19,710
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      FID VIP          FID VIP          FTVIPT            FTVIPT          FTVIPT
                      MID CAP,         OVERSEAS,       FRANK INC        FRANK REAL      FRANK RISING
PRICE LEVEL          SERV CL 2         SERV CL 2       SEC, CL 2         EST, CL 2       DIVD, CL 2
                   ----------------------------------------------------------------------------------
1.00%                   74,648           71,191           --              10,616            --
1.10%                  393,408           95,857           --              45,772            --
1.15%                       --            2,878           --                  --            --
1.25%                   33,043            5,836           --               9,543            --
1.30%                   64,198            1,153           --              31,712            --
1.35%                  247,765          111,851           --              24,518            --
1.40%                  125,846           37,347           --                  --            --
1.50%                       --            5,585           --                  --            --
1.55%                   19,401            1,230           --               8,253            --
1.65%                  445,639           17,460           --              27,784            --
1.70%                       --              413           --                  --            --
-----------------------------------------------------------------------------------------------------
Total                1,403,948          350,801           --             158,198            --
-----------------------------------------------------------------------------------------------------

                       FTVIPT           FTVIPT           FTVIPT           FTVIPT           FTVIPT
                    FRANK SM MID       FRANK SM       MUTUAL SHARES      TEMP FOR       TEMP GLOBAL
PRICE LEVEL        CAP GRO, CL 2     CAP VAL, CL 2      SEC, CL 2       SEC, CL 2        INC, CL 2
                   ----------------------------------------------------------------------------------
1.00%                   43,721            1,794          162,702           6,540              --
1.10%                   64,901           90,657          639,971          55,933              --
1.15%                       --               --               --              --           2,468
1.25%                   18,502               --          141,631          10,370              --
1.30%                   24,638           11,428           43,878          13,841             965
1.35%                  276,616          151,818          841,637         134,954           4,582
1.40%                    7,885            2,002          403,247          16,545              --
1.50%                       --               --               --              --           5,024
1.55%                    5,094            4,604          151,389              --              --
1.65%                  104,017           27,018          319,720          46,638              --
1.70%                       --               --           33,306              --           1,022
-----------------------------------------------------------------------------------------------------
Total                  545,374          289,321        2,737,481         284,821          14,061
-----------------------------------------------------------------------------------------------------

                      FTVIPT            GS VIT                          JANUS ASPEN       MFS INV
                     TEMP GRO          MID CAP         JANUS ASPEN       WORLD GRO,      GRO STOCK,
PRICE LEVEL          SEC, CL 2           VAL            BAL, INST           INST          SERV CL
                   ----------------------------------------------------------------------------------
1.00%                   --                  --                --              --            8,540
1.10%                   --                  --                --              --          136,562
1.15%                   --               3,262                --              --               --
1.25%                   --                  --                --              --           22,637
1.30%                   --               2,415                --              --            6,105
1.35%                   --              19,853                --              --           77,522
1.40%                   --                  --         2,463,791         557,604               --
1.50%                   --               6,218                --              --               --
1.55%                   --                  --                --              --               --
1.65%                   --                  --                --              --            3,924
1.70%                   --                 207                --              --               --
-----------------------------------------------------------------------------------------------------
Total                   --              31,955         2,463,791         557,604          255,290
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                        MFS               MFS
                      NEW DIS,       TOTAL RETURN,   MFS UTILITIES,                        OPCAP
PRICE LEVEL           SERV CL           SERV CL         SERV CL          OPCAP EQ         MANAGED
                   ----------------------------------------------------------------------------------
1.00%                     996             27,667             --               --               --
1.10%                  66,674            841,440         45,238               --               --
1.15%                      --                 --             --               --               --
1.25%                  15,261            172,294             --               --               --
1.30%                   2,405             11,646             --               --               --
1.35%                  70,183          1,359,760          1,802               --               --
1.40%                  14,886             78,718          1,714          117,581          736,312
1.50%                      --                 --             --               --               --
1.55%                      --             12,855          4,291               --               --
1.65%                      --            123,320          3,794               --               --
1.70%                      --                 --             --               --               --
-----------------------------------------------------------------------------------------------------
Total                 170,405          2,627,700         56,839          117,581          736,312
-----------------------------------------------------------------------------------------------------

                                                                         OPPEN CAP         OPPEN
                       OPCAP           OPCAP U.S.       OPPEN CAP         APPR VA,       GLOBAL SEC
PRICE LEVEL            SM CAP          GOVT INC          APPR VA           SERV           VA, SERV
                   ----------------------------------------------------------------------------------
1.00%                      --               --               --            67,632              589
1.10%                      --               --               --           437,605           83,836
1.15%                      --               --               --             3,750               --
1.25%                      --               --               --            60,397            7,969
1.30%                      --               --               --            32,167            6,431
1.35%                      --               --               --           755,796           54,258
1.40%                 120,515          671,754          585,865           168,501           32,022
1.50%                      --               --               --             7,274               --
1.55%                      --               --               --             4,906               --
1.65%                      --               --               --           173,421           51,921
1.70%                      --               --               --            34,966               --
-----------------------------------------------------------------------------------------------------
Total                 120,515          671,754          585,865         1,746,415          237,026
-----------------------------------------------------------------------------------------------------

                                                       OPPEN MAIN         OPPEN           PUT VT
                      OPPEN HI         OPPEN HI         ST SM CAP     STRATEGIC BOND      DIV INC,
PRICE LEVEL            INC VA        INC VA, SERV       VA, SERV         VA, SERV          CL IA
                   ----------------------------------------------------------------------------------
1.00%                       --           14,547           13,227           234,440             --
1.10%                       --           62,462          320,759           868,477             --
1.15%                       --               --               --             5,410             --
1.25%                       --           10,191           52,632           313,486             --
1.30%                       --            7,542           15,251            41,761             --
1.35%                       --           46,770          225,268           568,948             --
1.40%                  266,402            9,188          110,536           370,525        239,782
1.50%                       --               --               --            10,893             --
1.55%                       --            1,363           14,680           195,877             --
1.65%                       --           21,438          361,994           306,846             --
1.70%                       --               --               --            27,115             --
-----------------------------------------------------------------------------------------------------
Total                  266,402          173,501        1,114,347         2,943,778        239,782
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                       PUT VT           PUT VT           PUT VT        PUT VT HEALTH       PUT VT
                       DIV INC,       GRO & INC,       GRO & INC,        SCIENCES,        HI YIELD,
PRICE LEVEL             CL IB           CL IA            CL IB            CL IB             CL IA
                   ----------------------------------------------------------------------------------
1.00%                       --               --           11,067            --                 --
1.10%                       --               --           21,118            --                 --
1.15%                       --               --               --            --                 --
1.25%                       --               --           21,769            --                 --
1.30%                       --               --               --            --                 --
1.35%                       --               --           16,950            --                 --
1.40%                  412,027          557,896        1,260,237            --            304,092
1.50%                       --               --               --            --                 --
1.55%                       --               --              729            --                 --
1.65%                       --               --               --            --                 --
1.70%                       --               --               --            --                 --
-----------------------------------------------------------------------------------------------------
Total                  412,027          557,896        1,331,870            --            304,092
-----------------------------------------------------------------------------------------------------

                       PUT VT           PUT VT          PUT VT            PUT VT           PUT VT
                      HI YIELD,        INTL EQ,         NEW OPP,         RESEARCH,         SM CAP
PRICE LEVEL            CL IB            CL IB            CL IA            CL IB          VAL, CL IB
                   ----------------------------------------------------------------------------------
1.00%                       --          41,636                --            --              --
1.10%                       --           4,317                --            --              --
1.15%                       --              --                --            --              --
1.25%                       --           3,374                --            --              --
1.30%                       --              --                --            --              --
1.35%                       --           4,777                --            --              --
1.40%                  207,077          34,072           205,758            --              --
1.50%                       --              --                --            --              --
1.55%                       --              --                --            --              --
1.65%                       --           8,598                --            --              --
1.70%                       --              --                --            --              --
-----------------------------------------------------------------------------------------------------
Total                  207,077          96,774           205,758            --              --
-----------------------------------------------------------------------------------------------------

                       PUT VT           PUT VT          VANK LIT         VANK UIF
                       VISTA,          VOYAGER,         COMSTOCK,     U.S. REAL EST,       WANGER
PRICE LEVEL            CL IB            CL IB            CL II             CL II        INTL SM CAP
                   ----------------------------------------------------------------------------------
1.00%                      --               --               --               --               --
1.10%                   2,002               --               --               --               --
1.15%                      --               --            8,261               --            3,608
1.25%                      --               --               --               --               --
1.30%                   5,668               --            5,871               --            2,325
1.35%                     887               --           56,020              715           21,691
1.40%                   1,095          882,665               --               --               --
1.50%                      --               --           15,858               --            7,008
1.55%                      --               --               --               --               --
1.65%                   8,004               --               --               --               --
1.70%                      --               --            1,049              634              406
-----------------------------------------------------------------------------------------------------
Total                  17,656          882,665           87,059            1,349           35,038
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                                                                           WANGER
PRICE LEVEL                                                                              U.S. SM CO
                                                                                       --------------
1.00%                                                                                         --
1.10%                                                                                         --
1.15%                                                                                      2,061
1.25%                                                                                         --
1.30%                                                                                      1,456
1.35%                                                                                     14,614
1.40%                                                                                         --
1.50%                                                                                      3,936
1.55%                                                                                         --
1.65%                                                                                         --
1.70%                                                                                        416
-----------------------------------------------------------------------------------------------------
Total                                                                                     22,483
-----------------------------------------------------------------------------------------------------

The following is a summary of net assets at Dec. 31, 2004:

                       AXP VP           AXP VP           AXP VP          AXP VP           AXP VP
PRICE LEVEL           CASH MGMT        DIV BOND        DIV EQ INC       EQ SELECT           GRO
                   ----------------------------------------------------------------------------------
1.00%                 $  2,406        $   69,374        $146,683          $ --            $    54
1.10%                   54,513           233,020         107,547            --             26,428
1.15%                    1,000             1,003           1,051            52                 52
1.25%                    1,994            70,204           3,009            --                 54
1.30%                    5,581             2,389              75            52                 54
1.35%                  170,972           344,267          36,113            52             17,065
1.40%                   47,254           788,788           8,973            --                 54
1.50%                    1,000             1,002           1,051            52                 52
1.55%                    1,472             5,563              75            52                 54
1.65%                   95,594            29,680          16,598            --                 54
1.70%                    1,630             1,002           1,051            52                 52
-----------------------------------------------------------------------------------------------------
Total                 $383,416        $1,546,292        $322,226          $312            $43,973
-----------------------------------------------------------------------------------------------------


                        AXP VP           AXP VP          AXP VP           AXP VP           AXP VP
PRICE LEVEL         HI YIELD BOND       INC OPP         LG CAP EQ       LG CAP VAL         MANAGED
                   ----------------------------------------------------------------------------------
1.00%                  $   --           $   --          $     --          $ --           $       --
1.10%                      --               --                --            --                   --
1.15%                   1,009            1,006             9,516            52                   --
1.25%                      --               --                --            --                   --
1.30%                   1,009            1,007             5,124            52                   --
1.35%                   1,509            1,007            37,835            52                   --
1.40%                      --               --           504,547            --            1,958,281
1.50%                   1,009            1,006            18,810            52                   --
1.55%                   1,009            1,006                78            52                   --
1.65%                      --               --                --            --                   --
1.70%                   1,643            1,006             2,256            51                   --
-----------------------------------------------------------------------------------------------------
Total                  $7,188           $6,038          $578,166          $311           $1,958,281
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                        AXP VP           AXP VP                            AXP VP
                       AXP VP            PTNRS           PTNRS            AXP VP           SHORT
PRICE LEVEL           NEW DIM         SELECT VAL       SM CAP VAL        S&P 500          DURATION
                   ----------------------------------------------------------------------------------
1.00%                 $     65           $ --           $  5,898        $   81,684       $ 13,825
1.10%                       65             --              3,579           734,235        379,115
1.15%                       76             52              5,216                51          1,000
1.25%                       64             --                 75             1,295         55,818
1.30%                       64             52              3,607            70,699         32,276
1.35%                       64             52             64,444           625,872        342,971
1.40%                  147,179             --             18,235            55,172         52,116
1.50%                       76             52              9,950                51          1,000
1.55%                       64             52                 75             8,870         27,801
1.65%                    2,534             --             12,011           115,047         84,817
1.70%                       76             52                508                51          1,000
-----------------------------------------------------------------------------------------------------
Total                 $150,327           $312           $123,598        $1,693,027       $991,739
-----------------------------------------------------------------------------------------------------
                       AXP VP           AXP VP           AXP VP            AIM VI          AIM VI
                      STRATEGY           THDL             THDL           BASIC VAL,       CAP DEV,
PRICE LEVEL             AGGR           EMER MKTS          INTL            SER II           SER II
                   ----------------------------------------------------------------------------------
1.00%                 $     --          $    --         $     --         $  4,346         $     71
1.10%                       --               --               --           88,498           33,628
1.15%                       --            2,240               53            6,022               52
1.25%                       --               --               --           56,566           42,515
1.30%                       --            1,575               53           38,460            6,722
1.35%                       --           17,611               53          215,667           70,856
1.40%                  312,786               --          178,502           60,693               71
1.50%                       --            4,261               53           11,569               52
1.55%                       --               53               53           14,235               71
1.65%                       --               --               --           21,325            5,575
1.70%                       --              274               53              920               52
-----------------------------------------------------------------------------------------------------
Total                 $312,786          $26,014         $178,820         $518,301         $159,665
-----------------------------------------------------------------------------------------------------

                       AIM VI            AIM VI          AIM VI           AIM VI           AIM VI
                      CORE EQ,          INTL GRO,     MID CAP CORE      PREMIER EQ,      PREMIER EQ,
PRICE LEVEL            SER I             SER I         EQ, SER II         SER I           SER II
                   ----------------------------------------------------------------------------------
1.00%                $      --         $     --          $    --         $     --           $   66
1.10%                       --               --               --               --            5,946
1.15%                       --               --            1,763               --               --
1.25%                       --               --               --               --               65
1.30%                       --               --            1,061               --               65
1.35%                       --               --           10,850               --               78
1.40%                  670,829          232,001               --          529,073               65
1.50%                       --               --            3,391               --               --
1.55%                       --               --               51               --               65
1.65%                       --               --               --               --               65
1.70%                       --               --              265               --               --
-----------------------------------------------------------------------------------------------------
Total                 $670,829         $232,001          $17,381         $529,073           $6,415
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                       AB VP            AB VP             AB VP           AB VP            AB VP
                     GRO & INC,        INTL VAL,       LG CAP GRO,     GLOBAL TECH,    TOTAL RETURN,
PRICE LEVEL             CL B             CL B             CL B             CL B            CL B
                   ----------------------------------------------------------------------------------
1.00%                $    1,490          $    --         $  2,725         $ 11,157        $  2,744
1.10%                   324,860               --           34,641          106,090          62,405
1.15%                       104            3,115               --               --              76
1.25%                    41,184               --              101               67              66
1.30%                     8,641            2,102           32,112               67          42,272
1.35%                   341,927           17,223           47,619           16,867          83,387
1.40%                    22,070               --          150,486            5,146          27,102
1.50%                       104            5,956               --               --              77
1.55%                       102               79              101               67              66
1.65%                   541,958               --           92,724           50,235          18,131
1.70%                       104              733               --               --              77
-----------------------------------------------------------------------------------------------------
Total                $1,282,544          $29,208         $360,509         $189,696        $236,403
-----------------------------------------------------------------------------------------------------

                        AC VP           AC VP
                      INC & GRO,      INFLATION          AC VP           AC VP            AC VP
PRICE LEVEL             CL I         PROT, CL II      INTL, CL II     ULTRA, CL II      VAL, CL I
                   ----------------------------------------------------------------------------------
1.00%                 $     --          $    --           $ --           $    --         $     --
1.10%                       --               --             --                --               --
1.15%                       --            7,752             53             5,137               --
1.25%                       --               --             --                --               --
1.30%                       --            4,549             53             4,083               --
1.35%                       --           17,017             53            38,207               --
1.40%                  295,236               --             --                --          224,878
1.50%                       --           14,435             52             9,651               --
1.55%                       --            1,006             52                52               --
1.65%                       --               --             --                --               --
1.70%                       --            3,977             52                52               --
-----------------------------------------------------------------------------------------------------
Total                 $295,236          $48,736           $315           $57,182         $224,878
-----------------------------------------------------------------------------------------------------

                                       COLONIAL           COL             DREY IP         DREY IP
                        AC VP         SM CAP VAL,       HI YIELD,      MIDCAP STOCK,      TECH GRO,
PRICE LEVEL          VAL, CL II        VS CL B          VS CL B          SERV CL          SERV CL
                   ----------------------------------------------------------------------------------
1.00%                    $ --           $ --             $    --          $ --            $    --
1.10%                      --             --                  --            --                 --
1.15%                      51             80               3,564            79              1,313
1.25%                      --             --                  --            --                 --
1.30%                      52             80               1,000            78              1,060
1.35%                      52             79               2,747            78             10,847
1.40%                      --             --                  --            --                 --
1.50%                      52             79               6,578            78              2,432
1.55%                      52             79               1,000            78                 51
1.65%                      --             --                  --            --                 --
1.70%                      52             79               2,469            78                 51
-----------------------------------------------------------------------------------------------------
Total                    $311           $476             $17,358          $469            $15,754
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                     DREY VIF         DREY VIF         FID VIP          FID VIP          FID VIP
                       APPR,          INTL VAL,       CONTRAFUND,         GRO,          INVEST GR,
PRICE LEVEL           SERV CL          SERV CL         SERV CL 2        SERV CL 2        SERV CL 2
                   ----------------------------------------------------------------------------------
1.00%                   $ --             $ --         $  300,314        $  2,638          $    --
1.10%                     --               --          1,837,241          81,394               --
1.15%                    122               78              6,083             122            4,414
1.25%                     --               --            385,388          26,157               --
1.30%                    122               78             62,047              97            1,002
1.35%                    123               78          2,026,862         112,385            6,761
1.40%                     --               --            208,592          77,658               --
1.50%                    123               79             11,650             122            8,451
1.55%                    123               79             29,731           1,162            1,001
1.65%                     --               --            239,585         187,505               --
1.70%                    122               79             44,136             122            4,173
-----------------------------------------------------------------------------------------------------
Total                   $735             $471         $5,151,629        $489,362          $25,802
-----------------------------------------------------------------------------------------------------

                       FID VIP         FID VIP          FTVIPT            FTVIPT           FTVIPT
                       MID CAP,       OVERSEAS,        FRANK INC        FRANK REAL      FRANK RISING
PRICE LEVEL           SERV CL 2       SERV CL 2        SEC, CL 2         EST, CL 2       DIVD, CL 2
                   ----------------------------------------------------------------------------------
1.00%                $  136,408        $125,692          $ --            $ 18,720          $ --
1.10%                   717,462         168,808            --              80,573            --
1.15%                       105           3,103            78                  --            77
1.25%                    60,110          10,258            --              16,753            --
1.30%                   116,726           2,095            77              55,612            77
1.35%                   449,905         196,238            77              44,089            77
1.40%                   228,313          65,455            --                 118            --
1.50%                       105           5,946            77                  --            77
1.55%                    35,107           2,148            77              14,412            77
1.65%                   804,833          30,464            --              49,696            --
1.70%                       105             512            77                  --            77
-----------------------------------------------------------------------------------------------------
Total                $2,549,179        $610,719          $463            $279,973          $462
-----------------------------------------------------------------------------------------------------

                       FTVIPT           FTVIPT           FTVIPT           FTVIPT          FTVIPT
                    FRANK SM MID       FRANK SM       MUTUAL SHARES      TEMP FOR       TEMP GLOBAL
PRICE LEVEL         CAP GRO, CL 2    CAP VAL, CL 2      SEC, CL 2       SEC, CL 2        INC, CL 2
                   ----------------------------------------------------------------------------------
1.00%                 $ 70,949         $  3,291        $  231,998        $ 10,977          $    --
1.10%                  105,125          164,530           910,261          93,709               --
1.15%                       77               --                78              --            2,659
1.25%                   29,887               78           200,903          17,326               --
1.30%                   39,790           20,682            62,184          23,104            1,087
1.35%                  446,053          274,284         1,191,689         229,018            4,869
1.40%                   12,702            3,615           570,457          27,569               --
1.50%                       77               --                78              --            5,330
1.55%                    8,186            8,289           213,590              74               78
1.65%                  166,818           48,548           450,438          78,721               --
1.70%                       77               --            34,646              --            1,146
-----------------------------------------------------------------------------------------------------
Total                 $879,741         $523,317        $3,866,322        $480,498          $15,169
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                       FTVIPT            GS VIT                         JANUS ASPEN       MFS INV
                      TEMP GRO          MID CAP        JANUS ASPEN       WORLD GRO,      GRO STOCK,
PRICE LEVEL          SEC, CL 2            VAL           BAL, INST           INST          SERV CL
                   ----------------------------------------------------------------------------------
1.00%                   $ --           $    --         $       --        $     --         $ 11,588
1.10%                     --                --                 --              --          184,989
1.15%                     51             3,487                 --              --               52
1.25%                     --                --                 --              --           30,580
1.30%                     52             2,602                 --              --            8,254
1.35%                     52            20,821                 --              --          104,537
1.40%                     --                --          3,574,991         599,984               54
1.50%                     52             6,574                 --              --               52
1.55%                     52                78                 --              --               54
1.65%                     --                --                 --              --            5,263
1.70%                     52               294                 --              --               52
-----------------------------------------------------------------------------------------------------
Total                   $311           $33,856         $3,574,991        $599,984         $345,475
-----------------------------------------------------------------------------------------------------

                         MFS              MFS
                       NEW DIS,      TOTAL RETURN,   MFS UTILITIES,                        OPCAP
PRICE LEVEL            SERV CL          SERV CL          SERV CL         OPCAP EQ         MANAGED
                   ----------------------------------------------------------------------------------
1.00%                 $  1,539        $   35,763         $    80         $     --         $     --
1.10%                   98,415         1,085,681          77,447               --               --
1.15%                       78                77              79               --               --
1.25%                   22,463           221,707              80               --               --
1.30%                    3,562            14,977              80               --               --
1.35%                  103,129         1,746,559           3,102               --               --
1.40%                   21,856           101,021           2,998          131,805          906,128
1.50%                       78                77              79               --               --
1.55%                       66            16,453           7,288               --               --
1.65%                       66           157,545           6,433               --               --
1.70%                       78                77              79               --               --
-----------------------------------------------------------------------------------------------------
Total                 $251,330        $3,379,937         $97,745         $131,805         $906,128
-----------------------------------------------------------------------------------------------------

                                                                         OPPEN CAP         OPPEN
                        OPCAP         OPCAP U.S.       OPPEN CAP          APPR VA,       GLOBAL SEC
PRICE LEVEL            SM CAP          GOVT INC         APPR VA            SERV           VA, SERV
                   ----------------------------------------------------------------------------------
1.00%                 $     --         $     --        $      --        $   97,195        $  1,187
1.10%                       --               --               --           627,405         152,317
1.15%                       --               --               --             3,946             106
1.25%                       --               --               --            86,406          14,440
1.30%                       --               --               --            45,991          11,641
1.35%                       --               --               --         1,079,325          98,145
1.40%                  228,690          869,162          775,934           240,414          57,864
1.50%                       --               --               --             7,535             106
1.55%                       --               --               --             6,982             114
1.65%                       --               --               --           246,326          93,412
1.70%                       --               --               --            35,623             106
-----------------------------------------------------------------------------------------------------
Total                 $228,690         $869,162         $775,934        $2,477,148        $429,438
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                                       OPPEN MAIN         OPPEN            PUT VT
                      OPPEN HI         OPPEN HI         ST SM CAP     STRATEGIC BOND      DIV INC,
PRICE LEVEL            INC VA        INC VA, SERV       VA, SERV         VA, SERV          CL IA
                   ----------------------------------------------------------------------------------
1.00%                 $     --         $ 18,512        $   23,928       $  284,641        $     --
1.10%                       --           79,348           579,198        1,052,533              --
1.15%                       --               --                78            5,578              --
1.25%                       --           12,915            94,790          378,922              --
1.30%                       --            9,546            27,441           50,427              --
1.35%                       --           59,147           404,981          686,424              --
1.40%                  345,064           11,608           198,595          446,643         321,745
1.50%                       --               --                78           11,175              --
1.55%                       --            1,717            26,297          235,481              --
1.65%                       --           26,966           647,233          368,213              --
1.70%                       --               --                78           27,681              --
-----------------------------------------------------------------------------------------------------
Total                 $345,064         $219,759        $2,002,697       $3,547,718        $321,745
-----------------------------------------------------------------------------------------------------

                       PUT VT            PUT VT          PUT VT       PUT VT HEALTH       PUT VT
                       DIV INC,        GRO & INC,      GRO & INC,        SCIENCES,       HI YIELD,
PRICE LEVEL             CL IB            CL IA           CL IB            CL IB           CL IA
                   ----------------------------------------------------------------------------------
1.00%                 $     --         $     --        $   16,332         $  --           $     --
1.10%                       --               --            31,110            --                 --
1.15%                       --               --                --            52                 --
1.25%                       --               --            31,980            --                 --
1.30%                       --               --               103            52                 --
1.35%                       --               --            24,855            52                 --
1.40%                  566,353          740,243         1,443,511            --            372,668
1.50%                       --               --                --            52                 --
1.55%                       --               --             1,168            52                 --
1.65%                       --               --               103            --                 --
1.70%                       --               --                --            52                 --
-----------------------------------------------------------------------------------------------------
Total                 $566,353         $740,243        $1,549,162          $312           $372,668
-----------------------------------------------------------------------------------------------------

                       PUT VT           PUT VT           PUT VT           PUT VT           PUT VT
                      HI YIELD,         INTL EQ,         NEW OPP,        RESEARCH,         SM CAP
PRICE LEVEL            CL IB             CL IB            CL IA           CL IB          VAL, CL IB
                   ----------------------------------------------------------------------------------
1.00%                   $     --         $ 66,800         $     --             $ 67             $ --
1.10%                         --            6,913               --               67               --
1.15%                         --               52               --               --               78
1.25%                         --            5,389               --               67               --
1.30%                         --               73               --               67               78
1.35%                         --            7,616               --               66               79
1.40%                    275,280           54,269          219,309               66               --
1.50%                         --               52               --               --               79
1.55%                         --               73               --               66               79
1.65%                         --           13,634               --               66               --
1.70%                         --               52               --               --               79
-----------------------------------------------------------------------------------------------------
Total                   $275,280         $154,923         $219,309             $532             $472
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                       PUT VT          PUT VT          VANK LIT          VANK UIF
                       VISTA,          VOYAGER,        COMSTOCK,      U.S. REAL EST,       WANGER
PRICE LEVEL            CL IB            CL IB            CL II            CL II         INTL SM CAP
                   ----------------------------------------------------------------------------------
1.00%                  $    73         $     --          $    --         $   --           $    --
1.10%                    3,218               --               --             --                --
1.15%                       53               --            8,567             81             4,025
1.25%                       73               --               --             --                --
1.30%                    9,100               --            6,103             80             2,631
1.35%                    1,419               --           57,784            834            23,645
1.40%                    1,749          933,481               --             --                --
1.50%                       53               --           16,391             80             7,711
1.55%                       73               --               52             80               108
1.65%                   12,739               --               --             --                --
1.70%                       53               --            1,132            748               548
-----------------------------------------------------------------------------------------------------
Total                  $28,603         $933,481          $90,029         $1,903           $38,668
-----------------------------------------------------------------------------------------------------
                                                                                           WANGER
PRICE LEVEL                                                                              U.S. SM CO
                                                                                       --------------
1.00%                                                                                     $    --
1.10%                                                                                          --
1.15%                                                                                       2,248
1.25%                                                                                          --
1.30%                                                                                       1,617
1.35%                                                                                      15,297
1.40%                                                                                          --
1.50%                                                                                       4,195
1.55%                                                                                         104
1.65%                                                                                          --
1.70%                                                                                         536
-----------------------------------------------------------------------------------------------------
Total                                                                                     $23,997
-----------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the four year period ended Dec. 31, 2004 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expenses. Some of these subaccounts only offer one price level.

                                AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
             ---------------------------------------------   ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE   NET ASSETS     INVESTMENT           EXPENSE RATIO            TOTAL RETURN
             (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)    LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
             ------------------------------------------------------------------------------------------------------------------
AXP VP CASH MGMT
2004            378     $0.99   to      $1.00         $383              0.99%     1.00%  to     1.70%    (0.28%)    to    (0.04%)(5)
2003             53     $0.99   to      $0.99          $60              0.50%     1.00%  to     1.65%    (1.00%)(4) to    (1.00%)(4)
2002             47     $1.07   to      $1.07          $51              1.16%     1.40%  to     1.40%    (0.93%)    to    (0.93%)
2001             50     $1.08   to      $1.08          $54              3.41%     1.40%  to     1.40%     2.86%     to     2.86%

AXP VP DIV BOND
2004          1,385     $1.04   to      $1.00       $1,546              3.84%     1.00%  to     1.70%     3.45%     to     0.40%(5)
2003          1,012     $1.01   to      $1.00       $1,126              3.59%     1.00%  to     1.65%     1.00%(4)  to     0.00%(4)
2002            794     $1.12   to      $1.12         $889              5.05%     1.40%  to     1.40%     3.70%     to     3.70%
2001            943     $1.08   to      $1.08       $1,014              6.45%     1.40%  to     1.40%     6.93%     to     6.93%

AXP VP DIV EQ INC
2004            179     $1.78   to      $1.05         $322              1.80%     1.00%  to     1.70%    17.03%     to     5.23%(5)
2003             27     $1.52   to      $1.51          $41              1.32%     1.00%  to     1.65%    52.00%(4)  to    51.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP EQ SELECT
2004             --     $1.04   to      $1.04           --                --      1.15%  to     1.70%     4.05%(5)  to     3.98%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP GRO
2004             33     $1.34   to      $1.03          $44              0.35%     1.00%  to     1.70%     7.34%     to     3.66%(5)
2003             13     $1.25   to      $1.24          $16              0.15%     1.00%  to     1.65%    25.00%(4)  to    24.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP HI YIELD BOND
2004              1     $1.01   to      $1.01           $7              6.18%     1.15%  to     1.70%     0.97%(5)  to     0.90%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP INC OPP
2004             --     $1.01   to      $1.01           $6              9.25%     1.15%  to     1.70%     0.62%(5)  to     0.55%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP LG CAP EQ
2004            568     $1.03   to      $1.03         $578              0.89%     1.15%  to     1.70%     3.13%(5)  to     3.06%(5)
2003            584     $0.97   to      $0.97         $568              0.63%     1.40%  to     1.40%    27.63%     to    27.63%
2002            650     $0.76   to      $0.76         $496              0.51%     1.40%  to     1.40%   (23.23%)    to   (23.23%)
2001            963     $0.99   to      $0.99         $956              0.30%     1.40%  to     1.40%   (19.51%)    to   (19.51%)

AXP VP LG CAP VAL
2004             --     $1.03   to      $1.03           --              9.02%     1.15%  to     1.70%     3.41%(5)  to     3.34%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP MANAGED
2004          1,724     $1.14   to      $1.14       $1,958              2.26%     1.40%  to     1.40%     8.07%     to     8.07%
2003          2,090     $1.05   to      $1.05       $2,196              2.26%     1.40%  to     1.40%    17.98%     to    17.98%
2002          2,318     $0.89   to      $0.89       $2,055              2.64%     1.40%  to     1.40%   (13.59%)    to   (13.59%)
2001          2,216     $1.03   to      $1.03       $2,287              2.49%     1.40%  to     1.40%   (11.97%)    to   (11.97%)

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
             ---------------------------------------------   ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE   NET ASSETS     INVESTMENT            EXPENSE RATIO            TOTAL RETURN
             (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)     LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
             ------------------------------------------------------------------------------------------------------------------
AXP VP NEW DIM
2004            141     $1.29   to      $1.01         $150              1.02%     1.00%  to     1.70%     2.25%     to     1.43%(5)
2003            152     $1.26   to      $1.26         $159              0.67%     1.00%  to     1.65%    26.00%(4)  to    26.00%(4)
2002            155     $0.85   to      $0.85         $132              0.51%     1.40%  to     1.40%   (22.73%)    to   (22.73%)
2001            151     $1.10   to      $1.10         $167              0.23%     1.40%  to     1.40%   (17.91%)    to   (17.91%)

AXP VP PTNRS SELECT VAL
2004             --     $1.04   to      $1.04           --              5.58%     1.15%  to     1.70%     4.22%(5)  to     4.15%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP PTNRS SM CAP VAL
2004             75     $1.78   to      $1.05         $124              0.04%     1.00%  to     1.70%    18.82%     to     4.31%(5)
2003             10     $1.50   to      $1.49          $15              0.12%     1.00%  to     1.65%    50.00%(4)  to    49.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP S&P 500
2004          1,169     $1.45   to      $1.02       $1,693              1.68%     1.00%  to     1.70%     9.17%     to     2.28%(5)
2003            265     $1.33   to      $1.33         $352              1.53%     1.00%  to     1.65%    33.00%(4)  to    33.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP SHORT DURATION
2004            997     $0.99   to      $1.00         $992              2.44%     1.00%  to     1.70%    (0.15%)    to    (0.01%)(5)
2003            433     $0.99   to      $0.99         $432              2.29%     1.00%  to     1.65%    (1.00%)(4) to    (1.00%)(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP STRATEGY AGGR
2004            409     $0.76   to      $0.76         $313                --      1.40%  to     1.40%     7.88%     to     7.88%
2003            476     $0.71   to      $0.71         $337                --      1.40%  to     1.40%    26.79%     to    26.79%
2002            511     $0.56   to      $0.56         $285                --      1.40%  to     1.40%   (32.53%)    to   (32.53%)
2001            626     $0.83   to      $0.83         $520              0.22%     1.40%  to     1.40%   (34.13%)    to   (34.13%)

AXP VP THDL EMER MKTS
2004             24     $1.08   to      $1.08          $26              4.15%     1.15%  to     1.70%     7.72%(5)  to     7.64%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AXP VP THDL INTL
2004            182     $1.06   to      $1.06         $179              1.09%     1.15%  to     1.70%     6.05%(5)  to     5.98%(5)
2003            222     $0.85   to      $0.85         $188              0.93%     1.40%  to     1.40%    26.87%     to    26.87%
2002            231     $0.67   to      $0.67         $155              1.00%     1.40%  to     1.40%   (19.28%)    to   (19.28%)
2001            257     $0.83   to      $0.83         $214              1.24%     1.40%  to     1.40%   (29.66%)    to   (29.66%)

AIM VI BASIC VAL, SER II
2004            332     $1.60   to      $1.03         $518                --      1.00%  to     1.70%     9.74%     to     3.12%(5)
2003             89     $1.46   to      $1.45         $129                --      1.00%  to     1.65%    46.00%(4)  to    45.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AIM VI CAP DEV, SER II
2004             99     $1.61   to      $1.05         $160                --      1.00%  to     1.70%    14.12%     to     4.90%(5)
2003             26     $1.41   to      $1.40          $36                --      1.00%  to     1.65%    41.00%(4)  to    40.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AIM VI CORE EQ, SER I
2004            627     $1.07   to      $1.07         $671              0.89%     1.40%  to     1.40%     7.45%     to     7.45%
2003            775     $1.00   to      $1.00         $772              1.01%     1.40%  to     1.40%    23.46%     to    23.46%
2002            866     $0.81   to      $0.81         $703              0.31%     1.40%  to     1.40%   (17.35%)    to   (17.35%)
2001            932     $0.98   to      $0.98         $909              0.05%     1.40%  to     1.40%   (23.44%)    to   (23.44%)

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
             ---------------------------------------------   ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE   NET ASSETS     INVESTMENT            EXPENSE RATIO            TOTAL RETURN
             (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)     LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
             ------------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER I
2004            207     $1.12   to      $1.12         $232              0.62%     1.40%  to     1.40%    22.28%     to    22.28%
2003            258     $0.92   to      $0.92         $237              0.57%     1.40%  to     1.40%    27.78%     to    27.78%
2002            270     $0.72   to      $0.72         $195              0.50%     1.40%  to     1.40%   (17.24%)    to   (17.24%)
2001            344     $0.87   to      $0.87         $299              0.33%     1.40%  to     1.40%   (24.35%)    to   (24.35%)

AIM VI MID CAP CORE EQ, SER II
2004             17     $1.03   to      $1.02          $17              0.12%     1.15%  to     1.70%     2.72%(5)  to     2.65%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AIM VI PREMIER EQ, SER I
2004            556     $0.95   to      $0.95         $529              0.44%     1.40%  to     1.40%     4.30%     to     4.30%
2003            671     $0.91   to      $0.91         $612              0.30%     1.40%  to     1.40%    22.97%     to    22.97%
2002            703     $0.74   to      $0.74         $520              0.29%     1.40%  to     1.40%   (31.48%)    to   (31.48%)
2001            889     $1.08   to      $1.08         $957              0.13%     1.40%  to     1.40%   (13.60%)    to   (13.60%)

AIM VI PREMIER EQ, SER II
2004              4     $1.34   to      $1.32           $6              0.21%     1.00%  to     1.65%     4.44%     to     3.76%
2003              6     $1.28   to      $1.28           $8              0.53%     1.00%  to     1.65%    28.00%(4)  to    28.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AB VP GRO & INC, CL B
2004            856     $1.51   to      $1.03       $1,283              0.65%     1.00%  to     1.70%    10.12%     to     3.34%(5)
2003            473     $1.37   to      $1.36         $645              0.17%     1.00%  to     1.65%    37.00%(4)  to    36.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AB VP INTL VAL, CL B
2004             27     $1.05   to      $1.05          $29                --      1.15%  to     1.70%     5.44%(5)  to     5.37%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AB VP LG CAP GRO, CL B
2004            264     $1.37   to      $1.36         $361                --      1.00%  to     1.65%     7.27%     to     6.57%
2003            103     $1.28   to      $1.28         $132                --      1.00%  to     1.65%    28.00%(4)  to    28.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AB VP GLOBAL TECH, CL B
2004            130     $1.47   to      $1.45         $190                --      1.00%  to     1.65%     4.04%     to     3.37%
2003             40     $1.41   to      $1.40          $56                --      1.00%  to     1.65%    41.00%(4)  to    40.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AB VP TOTAL RETURN, CL B
2004            186     $1.26   to      $1.02         $236              2.16%     1.00%  to     1.70%     7.71%     to     2.17%(5)
2003             95     $1.17   to      $1.17         $113              1.59%     1.00%  to     1.65%    17.00%(4)  to    17.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AC VP INC & GRO, CL I
2004            256     $1.15   to      $1.15         $295              1.49%     1.40%  to     1.40%    11.42%     to    11.42%
2003            318     $1.03   to      $1.03         $329              1.45%     1.40%  to     1.40%    27.16%     to    27.16%
2002            389     $0.81   to      $0.81         $315              1.10%     1.40%  to     1.40%   (20.59%)    to   (20.59%)
2001            403     $1.02   to      $1.02         $411              0.78%     1.40%  to     1.40%    (9.73%)    to    (9.73%)

AC VP INFLATION PROT, CL II
2004             42     $1.01   to      $1.01          $49              4.48%     1.15%  to     1.70%     0.89%(5)  to     0.82%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
             ---------------------------------------------   ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE   NET ASSETS     INVESTMENT            EXPENSE RATIO            TOTAL RETURN
             (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)     LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
             ------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL II
2004             --     $1.06   to      $1.06           --                --      1.15%  to     1.70%     5.92%(5)  to     5.84%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AC VP ULTRA, CL II
2004             55     $1.03   to      $1.03          $57                --      1.15%  to     1.70%     2.90%(5)  to     2.83%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

AC VP VAL, CL I
2004            144     $1.56   to      $1.56         $225              1.04%     1.40%  to     1.40%    12.74%     to    12.74%
2003            168     $1.38   to      $1.38         $232              1.13%     1.40%  to     1.40%    26.61%     to    26.61%
2002            184     $1.09   to      $1.09         $200              0.89%     1.40%  to     1.40%   (13.49%)    to   (13.49%)
2001            192     $1.26   to      $1.26         $242              1.14%     1.40%  to     1.40%    11.50%     to    11.50%

AC VP VAL, CL II
2004             --     $1.04   to      $1.04           --                --      1.15%  to     1.70%     3.53%(5)  to     3.46%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

COLONIAL SM CAP VAL, VS CL B
2004             --     $1.06   to      $1.06           --              2.47%     1.15%  to     1.70%     5.34%(5)  to     5.27%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

COL HI YIELD, VS CL B
2004             11     $1.00   to      $1.00          $17             46.55%     1.15%  to     1.70%     0.03%(5)  to    (0.04%)(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

DREY IP MIDCAP STOCK, SERV CL
2004             --     $1.04   to      $1.04           --              1.42%     1.15%  to     1.70%     4.34%(5)  to     4.27%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

DREY IP TECH GRO, SERV CL
2004             15     $1.02   to      $1.02          $16                --      1.15%  to     1.70%     2.23%(5)  to     2.16%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

DREY VIF APPR, SERV CL
2004             --     $1.02   to      $1.02           $1             11.40%     1.15%  to     1.70%     2.23%(5)  to     2.16%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

DREY VIF INTL VAL, SERV CL
2004             --     $1.05   to      $1.05           --              6.21%     1.15%  to     1.70%     4.88%(5)  to     4.81%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
             ---------------------------------------------   ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE   NET ASSETS     INVESTMENT            EXPENSE RATIO            TOTAL RETURN
             (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)     LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
             ------------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2004          3,425     $1.52   to      $1.03       $5,152              0.09%     1.00%  to     1.70%    14.01%     to     3.44%(5)
2003            560     $1.33   to      $1.33         $746                --      1.00%  to     1.65%    33.00%(4)  to    33.00%(4)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FID VIP GRO, SERV CL 2
2004            348     $1.42   to      $1.02         $489              0.07%     1.00%  to     1.70%     2.10%     to     1.65%(5)
2003             35     $1.39   to      $1.38          $49                --      1.00%  to     1.65%    39.00%(4)  to    38.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FID VIP INVEST GR, SERV CL 2
2004             20     $1.00   to      $1.00          $26                --      1.15%  to     1.70%     0.39%(5)  to     0.32%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FID VIP MID CAP, SERV CL 2
2004          1,404     $1.83   to      $1.05       $2,549                --      1.00%  to     1.70%    23.42%     to     5.66%(5)
2003            496     $1.48   to      $1.47         $732                --      1.00%  to     1.65%    48.00%(4)  to    47.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FID VIP OVERSEAS, SERV CL 2
2004            351     $1.77   to      $1.05         $611              0.36%     1.00%  to     1.70%    12.18%     to     4.92%(5)
2003             21     $1.57   to      $1.57          $33                --      1.00%  to     1.65%    57.00%(4)  to    57.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FTVIPT FRANK INC SEC, CL 2
2004             --     $1.03   to      $1.03           --                --      1.15%  to     1.70%     3.22%(5)  to     3.14%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FTVIPT FRANK REAL EST, CL 2
2004            158     $1.76   to      $1.79         $280              1.85%     1.00%  to     1.65%    30.49%     to    29.64%
2003             55     $1.35   to      $1.38          $76              1.28%     1.00%  to     1.65%    35.00%(4)  to    38.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FTVIPT FRANK RISING DIVD, CL 2
2004             --     $1.03   to      $1.03           --                --      1.15%  to     1.70%     2.37%(5)  to     2.30%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FTVIPT FRANK SM MID CAP GRO, CL 2
2004            545     $1.62   to      $1.02         $880                --      1.00%  to     1.70%    10.37%     to     2.15%(5)
2003            201     $1.47   to      $1.46         $295                --      1.00%  to     1.65%    47.00%(4)  to    46.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FTVIPT FRANK SM CAP VAL, CL 2
2004            289     $1.82   to      $1.80         $523              0.18%     1.00%  to     1.65%    22.52%     to    21.72%
2003             49     $1.48   to      $1.48          $73                --      1.00%  to     1.65%    48.00%(4)  to    48.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
             ---------------------------------------------   ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE   NET ASSETS     INVESTMENT            EXPENSE RATIO            TOTAL RETURN
             (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)     LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
             ------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2004          2,737     $1.42   to      $1.04       $3,866              0.77%     1.00%  to     1.70%    11.51%     to     3.84%(5)
2003            676     $1.28   to      $1.27         $863                --      1.00%  to     1.65%    28.00%(4)  to    27.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FTVIPT TEMP FOR SEC, CL 2
2004            285     $1.68   to      $1.69         $480              0.90%     1.00%  to     1.65%    17.35%     to    16.59%
2003             41     $1.43   to      $1.45          $60              1.55%     1.00%  to     1.65%    43.00%(4)  to    45.00%(4)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FTVIPT TEMP GLOBAL INC, CL 2
2004             14     $1.05   to      $1.05          $15                --      1.15%  to     1.70%     4.46%(5)  to     4.39%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

FTVIPT TEMP GRO SEC, CL 2
2004             --     $1.04   to      $1.04           --                --      1.15%  to     1.70%     4.50%(5)  to     4.43%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

GS VIT MID CAP VAL
2004             32     $1.05   to      $1.04          $34              1.37%     1.15%  to     1.70%     4.52%(5)  to     4.44%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

JANUS ASPEN BAL, INST
2004          2,464     $1.45   to      $1.45       $3,575              2.16%     1.40%  to     1.40%     7.02%     to     7.02%
2003          2,892     $1.36   to      $1.36       $3,922              2.19%     1.40%  to     1.40%    12.40%     to    12.40%
2002          3,214     $1.21   to      $1.21       $3,875              2.38%     1.40%  to     1.40%    (7.63%)    to    (7.63%)
2001          3,536     $1.31   to      $1.31       $4,620              2.70%     1.40%  to     1.40%    (5.76%)    to    (5.76%)

JANUS ASPEN WORLD GRO, INST
2004            558     $1.07   to      $1.07         $600              1.00%     1.40%  to     1.40%     3.32%     to     3.32%
2003            636     $1.04   to      $1.04         $662              1.11%     1.40%  to     1.40%    22.35%     to    22.35%
2002            677     $0.85   to      $0.85         $576              0.87%     1.40%  to     1.40%   (26.72%)    to   (26.72%)
2001            746     $1.16   to      $1.16         $864              0.50%     1.40%  to     1.40%   (23.18%)    to   (23.18%)

MFS INV GRO STOCK, SERV CL
2004            255     $1.36   to      $1.03         $345                --      1.00%  to     1.70%     7.90%     to     3.21%(5)
2003             64     $1.26   to      $1.25          $81                --      1.00%  to     1.65%    26.00%(4)  to    25.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

MFS NEW DIS, SERV CL
2004            170     $1.48   to      $1.04         $251                --      1.00%  to     1.70%     5.15%     to     3.96%(5)
2003             37     $1.41   to      $1.40          $52                --      1.00%  to     1.65%    41.00%(4)  to    40.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

MFS TOTAL RETURN, SERV CL
2004          2,628     $1.29   to      $1.02       $3,380              1.32%     1.00%  to     1.70%     9.92%     to     2.44%(5)
2003            745     $1.18   to      $1.17         $874                --      1.00%  to     1.65%    18.00%(4)  to    17.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
             ---------------------------------------------   ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE   NET ASSETS     INVESTMENT            EXPENSE RATIO            TOTAL RETURN
             (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)     LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
             ------------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2004             57     $1.72   to      $1.06          $98              1.27%     1.00%  to     1.70%    28.56%     to     6.38%(5)
2003             44     $1.33   to      $1.33          $58                --      1.00%  to     1.65%    33.00%(4)  to    33.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

OPCAP EQ
2004            118     $1.12   to      $1.12         $132              1.02%     1.40%  to     1.40%    10.37%     to    10.37%
2003            143     $1.02   to      $1.02         $146              1.32%     1.40%  to     1.40%    27.50%     to    27.50%
2002            149     $0.80   to      $0.80         $120              0.90%     1.40%  to     1.40%   (22.33%)    to   (22.33%)
2001            162     $1.03   to      $1.03         $168              0.69%     1.40%  to     1.40%    (8.85%)    to    (8.85%)

OPCAP MANAGED
2004            736     $1.23   to      $1.23         $906              1.56%     1.40%  to     1.40%     9.23%     to     9.23%
2003            941     $1.13   to      $1.13       $1,060              1.79%     1.40%  to     1.40%    20.21%     to    20.21%
2002            989     $0.94   to      $0.94         $928              2.07%     1.40%  to     1.40%   (18.26%)    to   (18.26%)
2001          1,278     $1.15   to      $1.15       $1,464              2.39%     1.40%  to     1.40%    (5.74%)    to    (5.74%)

OPCAP SM CAP
2004            121     $1.90   to      $1.90         $229              0.05%     1.40%  to     1.40%    16.24%     to    16.24%
2003            154     $1.63   to      $1.63         $252              0.05%     1.40%  to     1.40%    40.52%     to    40.52%
2002            148     $1.16   to      $1.16         $171              0.08%     1.40%  to     1.40%   (22.67%)    to   (22.67%)
2001            177     $1.50   to      $1.50         $266              0.78%     1.40%  to     1.40%     6.38%     to     6.38%

OPCAP U.S. GOVT INC
2004            672     $1.29   to      $1.29         $869              3.00%     1.40%  to     1.40%    (0.07%)    to    (0.07%)
2003            750     $1.29   to      $1.29         $971              2.92%     1.40%  to     1.40%    (0.77%)    to    (0.77%)
2002            812     $1.30   to      $1.30       $1,052              4.69%     1.40%  to     1.40%     8.33%     to     8.33%
2001            974     $1.20   to      $1.20       $1,168              4.36%     1.40%  to     1.40%     5.26%     to     5.26%

OPPEN CAP APPR VA
2004            586     $1.32   to      $1.32         $776              0.32%     1.40%  to     1.40%     5.45%     to     5.45%
2003            633     $1.26   to      $1.26         $795              0.40%     1.40%  to     1.40%    29.90%     to    29.90%
2002            657     $0.97   to      $0.97         $639              0.63%     1.40%  to     1.40%   (28.15%)    to   (28.15%)
2001            742     $1.35   to      $1.35       $1,001              0.58%     1.40%  to     1.40%   (13.46%)    to   (13.46%)

OPPEN CAP APPR VA, SERV
2004          1,746     $1.44   to      $1.02       $2,477              0.12%     1.00%  to     1.70%     5.56%     to     1.84%(5)
2003            336     $1.36   to      $1.35         $457                --      1.00%  to     1.65%    36.00%(4)  to    35.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

OPPEN GLOBAL SEC VA, SERV
2004            237     $1.82   to      $1.07         $429              0.44%     1.00%  to     1.70%    17.70%     to     6.78%(5)
2003             28     $1.55   to      $1.54          $43                --      1.00%  to     1.65%    55.00%(4)  to    54.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

OPPEN HI INC VA
2004            266     $1.30   to      $1.30         $345              6.20%     1.40%  to     1.40%     7.45%     to     7.45%
2003            280     $1.21   to      $1.21         $337              7.37%     1.40%  to     1.40%    22.22%     to    22.22%
2002            318     $0.99   to      $0.99         $314             11.47%     1.40%  to     1.40%    (2.94%)    to    (2.94%)
2001            408     $1.02   to      $1.02         $418              9.84%     1.40%  to     1.40%     0.00%     to     0.00%

OPPEN HI INC VA, SERV
2004            174     $1.27   to      $1.26         $220              4.96%     1.00%  to     1.65%     7.65%     to     6.95%
2003             49     $1.18   to      $1.18          $58                --      1.00%  to     1.65%    18.00%(4)  to    18.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

OPPEN MAIN ST SM CAP VA, SERV
2004          1,114     $1.81   to      $1.04       $2,003                --      1.00%  to     1.70%    17.99%     to     4.22%(5)
2003            348     $1.53   to      $1.53         $532                --      1.00%  to     1.65%    53.00%(4)  to    53.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
             ---------------------------------------------   ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE   NET ASSETS     INVESTMENT            EXPENSE RATIO            TOTAL RETURN
             (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)     LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
             ------------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC BOND VA, SERV
2004          2,944     $1.21   to      $1.02       $3,548              2.91%     1.00%  to     1.70%     7.36%     to     2.10%(5)
2003            605     $1.13   to      $1.13         $683                --      1.00%  to     1.65%    13.00%(4)  to    13.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

PUT VT DIV INC, CL IA
2004            240     $1.34   to      $1.34         $322              9.48%     1.40%  to     1.40%     8.06%     to     8.06%
2003            290     $1.24   to      $1.24         $360              9.51%     1.40%  to     1.40%    18.10%     to    18.10%
2002            372     $1.05   to      $1.05         $389              9.50%     1.40%  to     1.40%     5.00%     to     5.00%
2001            472     $1.00   to      $1.00         $472              7.72%     1.40%  to     1.40%     2.04%     to     2.04%

PUT VT DIV INC, CL IB
2004            412     $1.37   to      $1.37         $566              9.36%     1.40%  to     1.40%     7.69%     to     7.69%
2003            451     $1.28   to      $1.28         $576              9.24%     1.40%  to     1.40%    18.52%     to    18.52%
2002            546     $1.08   to      $1.08         $588              9.20%     1.40%  to     1.40%     4.85%     to     4.85%
2001            676     $1.03   to      $1.03         $698              6.95%     1.40%  to     1.40%     1.98%     to     1.98%

PUT VT GRO & INC, CL IA
2004            558     $1.33   to      $1.33         $740              1.86%     1.40%  to     1.40%     9.82%     to     9.82%
2003            731     $1.21   to      $1.21         $883              2.14%     1.40%  to     1.40%    26.04%     to    26.04%
2002            878     $0.96   to      $0.96         $843              1.88%     1.40%  to     1.40%   (20.00%)    to   (20.00%)
2001          1,284     $1.20   to      $1.20       $1,539              1.73%     1.40%  to     1.40%    (7.69%)    to    (7.69%)

PUT VT GRO & INC, CL IB
2004          1,332     $1.48   to      $1.46       $1,549              1.58%     1.00%  to     1.65%    10.01%     to     9.29%
2003          1,521     $1.34   to      $1.33       $1,603              1.80%     1.00%  to     1.65%    34.00%(4)  to    33.00%(4)
2002          1,621     $0.83   to      $0.83       $1,350              1.60%     1.40%  to     1.40%   (20.19%)    to   (20.19%)
2001          1,769     $1.04   to      $1.04       $1,844              1.58%     1.40%  to     1.40%    (7.96%)    to    (7.96%)

PUT VT HEALTH SCIENCES, CL IB
2004             --     $1.04   to      $1.04           --                --      1.15%  to     1.70%     3.75%(5)  to     3.68%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

PUT VT HI YIELD, CL IA
2004            304     $1.23   to      $1.23         $373              8.43%     1.40%  to     1.40%     9.45%     to     9.45%
2003            390     $1.12   to      $1.12         $437             10.99%     1.40%  to     1.40%    24.44%     to    24.44%
2002            473     $0.90   to      $0.90         $423             14.03%     1.40%  to     1.40%    (1.10%)    to    (1.10%)
2001            674     $0.91   to      $0.91         $615             14.07%     1.40%  to     1.40%     2.25%     to     2.25%

PUT VT HI YIELD, CL IB
2004            207     $1.33   to      $1.33         $275              8.35%     1.40%  to     1.40%     9.01%     to     9.01%
2003            221     $1.22   to      $1.22         $270             10.82%     1.40%  to     1.40%    24.49%     to    24.49%
2002            263     $0.98   to      $0.98         $257             13.18%     1.40%  to     1.40%    (2.00%)    to    (2.00%)
2001            324     $1.00   to      $1.00         $323             13.47%     1.40%  to     1.40%     2.04%     to     2.04%

PUT VT INTL EQ, CL IB
2004             97     $1.60   to      $1.05         $155              1.58%     1.00%  to     1.70%    15.04%     to     5.45%(5)
2003             43     $1.39   to      $1.39          $59                --      1.00%  to     1.65%    39.00%(4)  to    39.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

PUT VT NEW OPP, CL IA
2004            206     $1.07   to      $1.07         $219                --      1.40%  to     1.40%     9.03%     to     9.03%
2003            261     $0.98   to      $0.98         $255                --      1.40%  to     1.40%    30.67%     to    30.67%
2002            317     $0.75   to      $0.75         $237                --      1.40%  to     1.40%   (31.19%)    to   (31.19%)
2001            513     $1.09   to      $1.09         $557                --      1.40%  to     1.40%   (30.57%)    to   (30.57%)

PUT VT RESEARCH, CL IB
2004             --     $1.42   to      $1.40           $1                --      1.00%  to     1.65%     6.49%     to     5.80%
2003             --     $1.33   to      $1.33           --                --      1.00%  to     1.65%    33.00%(4)  to    33.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
             ---------------------------------------------   ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE   NET ASSETS     INVESTMENT            EXPENSE RATIO            TOTAL RETURN
             (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)     LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
             ------------------------------------------------------------------------------------------------------------------
PUT VT SM CAP VAL, CL IB
2004             --     $1.05   to      $1.05           --                --      1.15%  to     1.70%     5.21%(5)  to     5.14%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

PUT VT VISTA, CL IB
2004             18     $1.61   to      $1.06          $29                --      1.00%  to     1.70%    17.43%     to     5.56%(5)
2003             15     $1.37   to      $1.36          $20                --      1.00%  to     1.65%    37.00%(4)  to    36.00%(4)
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

PUT VT VOYAGER, CL IB
2004            883     $1.06   to      $1.06         $933              0.26%     1.40%  to     1.40%     3.57%     to     3.57%
2003            995     $1.02   to      $1.02       $1,016              0.39%     1.40%  to     1.40%    22.89%     to    22.89%
2002          1,116     $0.83   to      $0.83         $926              0.67%     1.40%  to     1.40%   (27.19%)    to   (27.19%)
2001          1,324     $1.14   to      $1.14       $1,515                --      1.40%  to     1.40%   (24.00%)    to   (24.00%)

VANK LIT COMSTOCK, CL II
2004             87     $1.03   to      $1.03          $90                --      1.15%  to     1.70%     3.41%(5)  to     3.33%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

VANK UIF U.S. REAL EST, CL II
2004              1     $1.05   to      $1.05           $2                --      1.15%  to     1.70%     4.25%(5)  to     4.18%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

WANGER INTL SM CAP
2004             35     $1.09   to      $1.08          $39                --      1.15%  to     1.70%     8.46%(5)  to     8.39%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

WANGER U.S. SM CO
2004             22     $1.04   to      $1.04          $24                --      1.15%  to     1.70%     3.90%(5)  to     3.82%(5)
2003             --        --              --           --                --        --            --        --               --
2002             --        --              --           --                --        --            --        --               --
2001             --        --              --           --                --        --            --        --               --

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4)  Operations commenced on March 17, 2003.

(5)  Operations commenced on Nov. 15, 2004.

                         ACL VARIABLE ANNUITY ACCOUNT 2
                                       119
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--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS

AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of American Centurion Life Assurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, in 2004 American Centurion Life Assurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (Revised December
2003), "Consolidation of Variable Interest Entities."

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

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1

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31, (In thousands, except share data)                                                          2004          2003
ASSETS
Investments:
   Available-for-Sale: (Note 2)
      Fixed maturities, at fair value (amortized cost: 2004, $542,451; 2003, $490,584)               $558,381      $508,092
      Preferred stock, at fair value (cost: 2004, $1,000; 2003, $1,000)                                 1,041         1,031
   Mortgage loans on real estate, at cost (less reserves: 2004, $920; 2003, $920)                      71,283        62,619
---------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                            630,705       571,742

Cash and cash equivalents                                                                               5,808        22,554
Amounts recoverable from reinsurers                                                                     2,220         2,125
Amounts due from brokers                                                                                    8         2,145
Accrued investment income                                                                               6,729         5,959
Deferred policy acquisition costs (Note 3)                                                             18,342        17,774
Deferred sales inducement costs (Note 4)                                                                2,195         1,965
Other assets                                                                                              330           124
Separate account assets                                                                                55,034        29,900
---------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                                $721,371      $654,258
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                                $565,676      $528,165
      Variable annuity guarantees (Note 4)                                                                 98            --
      Traditional life insurance                                                                        1,691         1,579
   Deferred income taxes, net                                                                             971         1,622
   Other liabilities                                                                                    1,975         2,047
   Separate account liabilities                                                                        55,034        29,900
---------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                            625,445       563,313

Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value; 100,000 shares authorized, issued and outstanding                      1,000         1,000
   Additional paid-in capital                                                                          56,600        56,600
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                   9,228        10,467
   Retained earnings                                                                                   29,098        22,878
---------------------------------------------------------------------------------------------------------------------------
         Total stockholder's equity                                                                    95,926        90,945
---------------------------------------------------------------------------------------------------------------------------
         Total liabilities and stockholder's equity                                                  $721,371      $654,258
===========================================================================================================================

See accompanying Notes to Financial Statements.

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American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

Years ended December 31, (In thousands)                                                 2004            2003          2002
REVENUES
Net investment income                                                                  $33,875        $29,915       $29,225
Contractholder charges                                                                     663            489           615
Mortality and expense risk and other fees                                                  673            339           404
Traditional life insurance premiums                                                          1              1             1
Net realized gain (loss) on investments                                                    274           (369)       (5,529)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                35,486         30,375        24,716
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited on investment contracts                                               20,077         20,085        19,739
Amortization of deferred policy acquisition costs                                        3,215          2,420         2,734
Death and other benefits for investment contracts                                          439            (48)          (20)
Other operating expenses                                                                 2,221          2,300         1,686
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                25,952         24,757        24,139
---------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                                 9,534          5,618           577
Income tax provision                                                                     3,291          1,902           216
---------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                          6,243          3,716           361
Cumulative effect of accounting change, net of tax benefit (Note 1)                        (23)            --            --
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                             $ 6,220        $ 3,716       $   361
===========================================================================================================================

See accompanying Notes to Financial Statements.

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

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31, (In thousands)                                                   2004           2003          2002
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $   6,220      $   3,716     $     361
Adjustments to reconcile net income to net cash provided by operating activities:
   Change in amounts recoverable from reinsurers                                           (95)            63            80
   Change in accrued investment income                                                    (770)        (1,118)          (11)
   Change in deferred policy acquisition costs, net                                       (673)        (3,459)          286
   Change in liabilities for future policy benefits for traditional life
      and disability income insurance                                                      112            (66)          (55)
   Change in policy claims and other policyholder's funds                                   --            283         1,823
   Deferred income tax provision (benefit)                                                  29            875        (1,115)
   Change in other assets and liabilities, net                                             (86)          (883)       (3,624)
   Amortization of premium (accretion of discount), net                                  1,869            677          (684)
   Net realized (gain) loss on investments                                                (274)           369         5,529
   Cumulative effect of accounting change, net of tax benefit (Note 1)                      23             --            --
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                          6,355            457         2,590
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Sales                                                                                25,987         38,080        53,790
   Purchases                                                                          (132,250)      (213,462)     (146,462)
   Maturities, sinking fund payments and calls                                          52,801         91,078        59,959
Mortgage loans on real estate:
   Sales, maturities, sinking fund payments and calls                                    1,879          2,375         3,584
   Purchases                                                                           (10,543)       (16,605)      (13,325)
Change in amounts due to and from brokers, net                                           2,137        (17,557)        5,460
---------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                            (59,989)      (116,091)      (36,994)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts:
   Considerations received                                                              72,612        114,369        58,264
   Surrenders and other benefits                                                       (55,801)       (38,855)      (28,761)
   Interest credited to account values                                                  20,077         20,085        19,739
Capital contribution                                                                        --         20,000            --
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                         36,888        115,599        48,242
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                   (16,746)           (35)       14,838
Cash and cash equivalents at beginning of year                                          22,554         22,589         7,751
---------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                             $   5,808      $  22,554     $  22,589
===========================================================================================================================
Supplemental disclosures:
    Income taxes paid                                                                $   3,864      $     711     $   4,297
    Interest on borrowings                                                                  --              6             3

 See accompanying Notes to Financial Statements.

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4

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY
                                                                                              Accumulated
                                                                                                 Other
                                                                                 Additional  Comprehensive                 Total
                                                                        Capital    Paid-in   Income (Loss),  Retained  Stockholder's
For the three years ended December 31, 2004 (In thousands)               Stock     Capital    Net of Tax     Earnings     Equity
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                              $1,000   $36,600       $ 1,271      $18,801       $57,672
Comprehensive income:
Net income                                                                  --        --            --          361           361
Net unrealized holding gains on Available-for-Sale
    securities arising during the year, net of deferred policy
    acquisition costs of ($975) and income tax provision of ($4,177)        --        --         7,756           --         7,756
Reclassification adjustment for losses on Available-for-Sale securities
    included in net income, net of income tax benefit of $1,892             --        --         3,513           --         3,513
    Other comprehensive income                                              --        --        11,269           --        11,269
                                                                                                                          ----------
    Total comprehensive income                                              --        --            --           --        11,630
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                              $1,000   $36,600       $12,540      $19,162       $69,302
Comprehensive income:
Net income                                                                  --        --            --        3,716         3,716
Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred policy acquisition costs
    of $245 and income tax benefit of $1,022                                --        --        (1,897)          --        (1,897)
Reclassification adjustment for gains on Available-for-Sale securities
    included in net income, net of income tax provision of ($95)            --        --          (176)          --          (176)
    Other comprehensive loss                                                --        --        (2,073)          --        (2,073)
                                                                                                                          ----------
    Total comprehensive income                                              --        --            --           --         1,643
Cash contribution from parent                                               --    20,000            --           --        20,000
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                              $1,000   $56,600       $10,467      $22,878       $90,945
Comprehensive income:
Net income                                                                  --        --            --        6,220         6,220
Net unrealized holding losses arising on Available-for-Sale securities during the year, net of income tax benefit of $571 and net of adjustments to deferred policy acquisition costs of ($137)
    and deferred sales inducement costs of ($201)                           --        --        (1,061)          --        (1,061)
Reclassification adjustment for gains on Available-for-Sale securities
    included in net income, net of income tax provision of ($96)            --        --          (178)          --          (178)
    Other comprehensive income                                              --        --        (1,239)          --        (1,239)
                                                                                                                          ----------
    Total comprehensive income                                              --        --            --           --         4,981
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                              $1,000   $56,600       $ 9,228      $29,098       $95,926
===================================================================================================================================

See accompanying Notes to Financial Statements

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

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company organized under the laws of the State of New York and licensed to transact insurance business in New York, Alabama and Delaware. American Centurion Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota corporation. IDS Life is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. American Centurion Life offers fixed and variable annuity contracts directly to American Express(R) Cardmembers and others in New York, as well as fixed and variable annuity contracts for sale through non-affiliated representatives and agents of third party distributors, in New York.

American Centurion Life's principal products are deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. American Centurion Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before the annuity payments begin). However, American Centurion Life has the option of paying a higher rate set at its discretion.

Under American Centurion Life's variable annuity products described above, the purchaser may choose among investment options that include American Centurion Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Financial Statements have been prepared in conformity with accounting principles generally accepted in the U.S. (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (American Centurion Life's primary regulator) as reconciled in Note 13. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenues

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Contractholder charges

Contractholder charges include administrative charges and surrender charges on annuities and are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees and administrative fees, which are generated directly and indirectly from American Centurion Life's separate account assets. American Centurion Life's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using the specific identification method on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

--------------------------------------------------------------------------------
6

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Balance Sheet

Investments

Available-for-Sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include significant issuer downgrade, default or bankruptcy. American Centurion Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices. However, American Centurion Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Centurion Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

American Centurion Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the product characteristics.

For American Centurion Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Centurion Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

--------------------------------------------------------------------------------
7

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Centurion Life receives fund administrative fees, mortality and expense risk fees, and minimum death benefit guarantee fees from the related accounts.

American Centurion Life provides contractual mortality assurances to the variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Centurion Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Centurion Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Centurion Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. In addition, American Centurion Life offers contracts containing guaranteed minimum income benefit (GMIB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See Application of Recent Accounting Standards section below for further discussion on SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 6.9% at December 31, 2004, depending on year of issue, with an average rate of approximately 5.5% at December 31, 2004.

Income Taxes

American Centurion Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Centurion Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

--------------------------------------------------------------------------------
8

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Centurion Life's financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants (AICPA) issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any deferred sales inducement costs associated with those annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced the first quarter 2004 results by $23 thousand ($36 thousand pretax). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $60 thousand as compared to amounts expensed in 2003 and 2002 of $34 thousand and $22 thousand, respectively. American Centurion Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement. See Note 4 for a further discussion regarding SOP 03-1.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Centurion Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

The entities considered VIE's under FIN 46 include SLTs for which American Centurion Life has a 1.2% ownership interest in each of two SLT structures which are in the process of being liquidated as of December 31, 2004. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, American Centurion Life is not required to consolidate the SLTs as it is not the primary beneficiary. As of December 31, 2004 American Centurion Life's pro rata interest in the underlying portfolio consists of $12.4 million in high-yield loans which have a market value of $12.5 million. American Centurion Life's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $3.4 million.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). American Centurion Life complied with the disclosure provisions of this rule in Note 3 to the Financial Statements for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporarily impaired. However, with the issuance of FSP EITF 03-1-1 on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than-temporary impairments were deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. American Centurion Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

--------------------------------------------------------------------------------
9

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

2. INVESTMENTS

Available-for-Sale investments

Investment classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
---------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                                Cost         Gains           Losses       Value
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                               $255,507       $11,773        $  (541)     $266,739
Mortgage and other asset-backed securities                               201,972         3,940           (682)      205,230
Foreign corporate bonds and obligations                                   46,752         1,883           (221)       48,414
Structured investments(a)                                                 15,212            --           (178)       15,034
U.S. Government and agencies obligations                                  22,008            72            (80)       22,000
State and municipal obligations                                            1,000            --            (36)          964
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                   542,451        17,668         (1,738)      558,381
Preferred stock                                                            1,000            41             --         1,041
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                $543,451       $17,709        $(1,738)     $559,422
===========================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

Investment classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
---------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                                Cost         Gains           Losses       Value
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                               $222,788       $12,292        $  (908)     $234,172
Mortgage and other asset-backed securities                               208,799         5,589           (480)      213,908
Foreign corporate bonds and obligations                                   37,912         1,810           (445)       39,277
Structured investments(a)                                                 18,070            10           (391)       17,689
U.S. Government and agencies obligations                                   2,015            75             --         2,090
State and municipal obligations                                            1,000            --            (44)          956
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                   490,584        19,776         (2,268)      508,092
Preferred stock                                                            1,000            31             --         1,031
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                $491,584       $19,807        $(2,268)     $509,123
===========================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

                                                       Less than 12 months       12 months or more             Total
---------------------------------------------------------------------------------------------------------------------------
                                                       Fair     Unrealized       Fair    Unrealized      Fair    Unrealized
(Thousands)                                            Value      Losses         Value     Losses        Value     Losses
---------------------------------------------------------------------------------------------------------------------------
Description of securities:
Corporate debt securities                            $ 33,453   $  (266)       $ 9,232     $(275)     $ 42,685   $  (541)
Mortgage and other asset-backed securities             67,901      (681)            --        --        67,901      (681)
Foreign corporate bonds and obligations                 9,525       (80)         6,451      (141)       15,976      (221)
Structured investments                                     --        --         11,642      (178)       11,642      (178)
U.S. Government and agencies obligations                9,887       (80)            --        --         9,887       (80)
State and municipal obligations                            --        --            964       (37)          964       (37)
---------------------------------------------------------------------------------------------------------------------------
Total                                                $120,766   $(1,107)       $28,289     $(631)     $149,055   $(1,738)
===========================================================================================================================

--------------------------------------------------------------------------------
10

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Centurion Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value    Losses    Securities Fair Value   Losses      Securities Fair Value   Losses
------------------------------------------------------------------------------------------------------------------------------
95% - 100%                 83        $121      $ (1)           18       $ 28       $ (1)         101         $149      $ (2)
90% - 95%                  --          --        --            --         --         --           --           --        --
80% - 90%                  --          --        --            --         --         --           --           --        --
Less than 80%              --          --        --            --         --         --           --           --        --
------------------------------------------------------------------------------------------------------------------------------
Total                      83        $121      $ (1)           18       $ 28       $ (1)         101         $149      $ (2)
==============================================================================================================================

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, all of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which has $178 thousand of the $631 thousand in unrealized losses for securities with an unrealized loss for twelve months or more. With regard to this security, American Centurion Life estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of American Centurion Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004.

American Centurion Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Centurion Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, American Centurion Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in assets and liability balances such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

The following is a distribution of investments classified as Available-for-Sale by maturity as of December 31, 2004:

                                                                                                                         Fair
(Thousands)                                                                                                Cost         Value
------------------------------------------------------------------------------------------------------------------------------
Due within one year                                                                                     $  8,512      $  8,687
Due from one to five years                                                                                84,110        88,361
Due from five to ten years                                                                               199,831       207,757
Due in more than ten years                                                                                32,814        33,312
------------------------------------------------------------------------------------------------------------------------------
                                                                                                         325,267       338,117
Mortgage and other asset-backed securities                                                               201,972       205,230
Structured investments                                                                                    15,212        15,034
Preferred stock                                                                                            1,000         1,041
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $543,451      $559,422
==============================================================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred stocks were not included in the maturities distribution.

At December 31, 2004 and 2003, bonds carried at $1.0 million were on deposit with the State of New York as required by law.

--------------------------------------------------------------------------------
11

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

At December 31, 2003 and 2004, fixed maturity securities comprised approximately 51 percent and 89 percent of American Centurion Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $7.5 million and $12.0 million of securities at December 31, 2004 and 2003, respectively, which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary, by rating on December 31, is as follows:

Rating                                                                                                    2004        2003
---------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                        42%          44%
AA                                                                                                          3            2
A                                                                                                          18           18
BBB                                                                                                        29           29
Below investment grade                                                                                      8            7
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  100%         100%
---------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 51 and 89 percent, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Sales                                                                                 $ 25,987       $ 38,080      $ 53,790
Maturities                                                                            $ 52,801       $ 91,078      $ 59,959
Purchases                                                                             $132,250       $213,462      $146,462
---------------------------------------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                          $ 474        $ 2,817       $ 2,123
Gross realized losses from sales                                                         $(200)       $(1,219)      $(4,353)
Other-than-temporary impairments                                                         $  --        $(1,327)      $(3,265)
---------------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, American Centurion Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. American Centurion Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001, American Centurion Life placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $14.9 million, into a securitization trust. In return, American Centurion Life received $1.9 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $12.9 million. As of December 31, 2004, the retained interests had a carrying value of approximately $11.6 million, of which approximately $8.6 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

Mortgage loans on real estate

Mortgage loans are first mortgages on real estate. American Centurion Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

--------------------------------------------------------------------------------
12

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(Thousands)                                                                                             2004          2003
---------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                         $72,203       $63,539
Mortgage loans on real estate reserves                                                                   (920)         (920)
---------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                    $71,283       $62,619
---------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, American Centurion Life's recorded investment in impaired mortgage loans on real estate was $nil. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $nil. American Centurion Life recognized $nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                        $920           $278          $149
Provision for mortgage loan losses                                                          --            642           129
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                      $920           $920          $278
---------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31, were:

(Thousands)                                                               December 31, 2004           December 31, 2003
---------------------------------------------------------------------------------------------------------------------------
                                                                       On Balance     Funding       On Balance    Funding
 Region                                                                   Sheet     Commitments        Sheet    Commitments
---------------------------------------------------------------------------------------------------------------------------
East North Central                                                     $ 4,241         $--           $ 4,335        $   --
West North Central                                                       8,302          --             8,547            --
South Atlantic                                                          16,154          --            12,870         1,350
Middle Atlantic                                                          4,892          --             4,980            --
New England                                                              1,777          --             1,829            --
Pacific                                                                 12,687          --            11,121            --
West South Central                                                       5,465          --             5,634            --
East South Central                                                       2,748          --             2,861            --
Mountain                                                                15,937          --            11,362            --
---------------------------------------------------------------------------------------------------------------------------
                                                                        72,203          --            63,539         1,350
Less reserves for losses                                                   920          --               920            --
---------------------------------------------------------------------------------------------------------------------------
   Total                                                               $71,283         $--           $62,619        $1,350
===========================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(Thousands)                                                               December 31, 2004           December 31, 2003
---------------------------------------------------------------------------------------------------------------------------
                                                                       On Balance      Funding      On Balance    Funding
 Property type                                                            Sheet      Commitments       Sheet    Commitments
---------------------------------------------------------------------------------------------------------------------------
Office buildings                                                       $25,079         $--           $21,110        $1,350
Department/retail stores                                                18,180          --            17,997            --
Apartments                                                               2,550          --             2,613            --
Industrial buildings                                                    19,821          --            14,972            --
Medical buildings                                                        2,398          --             2,560            --
Mixed use                                                                4,175          --             4,287            --
---------------------------------------------------------------------------------------------------------------------------
                                                                        72,203          --            63,539         1,350
Less reserves for losses                                                   920          --               920            --
---------------------------------------------------------------------------------------------------------------------------
   Total                                                               $71,283         $--           $62,619        $1,350
===========================================================================================================================

--------------------------------------------------------------------------------
13

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                             $28,702        $25,649       $25,178
Income on mortgage loans on real estate                                                  4,615          4,278         3,300
Other investments                                                                          726            358         1,050
---------------------------------------------------------------------------------------------------------------------------
                                                                                        34,043         30,285        29,528
Less investment expenses                                                                   168            370           303
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $33,875        $29,915       $29,225
===========================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                          $274          $ 271       $(5,405)
Mortgage loans on real estate                                                               --           (642)         (129)
Other                                                                                       --              2             5
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                  $274          $(369)      $(5,529)
===========================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                    $17,744        $14,039       $15,301
Capitalization of expenses                                                               3,950          5,880         2,447
Amortization                                                                            (3,215)        (2,420)       (2,734)
Change in unrealized investment gains and losses                                          (137)           245          (975)
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                  $18,342        $17,744       $14,039
---------------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by American Centurion Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. In addition, American Centurion Life offers contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Centurion Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. American Centurion Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, American Centurion Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

--------------------------------------------------------------------------------
14

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which American Centurion Life has established additional liabilities for death benefits and GMIB as of December 31:

Variable Annuity GMDB and GMIB by Benefit Type                                                                2004    2003
(Dollar amounts in millions)
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium      Total Contract Value                                $15.1    $15.5
                                                         Contract Value in Separate Accounts                 $ 7.0    $ 3.8
                                                         Net Amount at Risk*                                 $ 0.2    $  --
                                                         Weighted Average Attained Age                          61       61
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet       Total Contract Value                                $66.3    $43.0
                                                         Contract Value in Separate Accounts                 $48.0    $26.0
                                                         Net Amount at Risk*                                 $ 1.4    $ 2.5
                                                         Weighted Average Attained Age                          61       61
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                      Total Contract Value                                $23.8    $ 7.9
                                                         Contract Value in Separate Accounts                 $20.0    $ 5.3
                                                         Net Amount at Risk*                                  $ --    $  --
                                                         Weighted Average Attained Age                          55       55
---------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

---------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                                  GMDB     GMIB
---------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                     Liability balance at January 1                      $  --      $--
                                                         Reported claims                                     $  --      $--
                                                         Liability balance at December 31                    $ 0.1      $--
                                                         Incurred claims (reported + change in liability)    $ 0.1      $--
---------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contract holder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. Deferred sales inducement costs were $2.2 million and $2.0 million at December 31, 2004 and 2003, respectively. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. American Centurion Life capitalized $0.8 million and $0.6 million for the years ended December 31, 2004 and 2003, respectively. American Centurion Life amortized $0.4 million and $0.2 million for the years ended December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
15

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

5. INCOME TAXES

American Centurion Life qualifies as a life insurance company for federal income tax purposes. As such, American Centurion Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision included in the Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                              $2,949         $1,053       $ 1,242
   Deferred                                                                                 16            875        (1,115)
----------------------------------------------------------------------------------------------------------------------------
                                                                                         2,965          1,928           127
State income taxes-current                                                                 313            (26)           89
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                           $3,278         $1,902       $   216
============================================================================================================================

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to American Centurion Life's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                        2004                   2003                    2002
----------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                         $3,324     35.0%        $1,966     35.0%          $202     35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                     (14)    (0.2)           (22)    (0.4)            (6)     1.9
   State income tax, net of federal benefit                    203      2.2            (17)    (0.3)            58    (17.4)
   All other                                                  (235)    (2.5)           (25)    (0.5)           (38)    11.1
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change               $3,278     34.5%        $1,902     33.8%          $216     30.6%
============================================================================================================================

A portion of American Centurion Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2004, American Centurion Life had a policyholders' surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004, provided a two-year suspension of the tax on policyholders' surplus account distribution. American Centurion Life is evaluating making distributions, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceed the shareholders' surplus account and/or if American Centurion Life is liquidated. Deferred taxes of $379 thousand had not been established because no distributions of such amounts were contemplated.

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of American Centurion Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                    $ 4,276       $ 3,274
   Other Investments                                                                                    5,460         5,559
   Other                                                                                                  652           360
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                  10,388         9,193
----------------------------------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                    4,845         5,179
   Deferred taxes related to net unrealized securities gains                                            4,969         5,636
   Other                                                                                                1,545            --
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                  11,359        10,815
----------------------------------------------------------------------------------------------------------------------------
Net deferred tax liabilities                                                                          $   971       $ 1,622
============================================================================================================================

American Centurion Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Centurion Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
16

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Centurion Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Centurion Life's statutory unassigned surplus aggregated $(8.1) million and $(14.7) million as of December 31, 2004 and 2003, respectively.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Statutory net income (loss)                                                            $ 7,768       $(11,745)      $(5,354)
Statutory capital and surplus                                                           49,550         42,904        33,752

7. RELATED PARTY TRANSACTIONS

American Centurion Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. American Centurion Life's share of the total net periodic pension cost was $4 thousand, $5 thousand, and $5 thousand for the years 2004, 2003, and 2002, respectively.

American Centurion Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2004, 2003, and 2002 were $13 thousand, $25 thousand, and $21 thousand, respectively.

American Centurion Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Costs of these plans charged to operations in 2004, 2003, and 2002 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, technology support, marketing services and other services aggregated $2.6 million, $3.0 million, and $2.2 million for 2004, 2003, and 2002, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Centurion Life may not be reflective of expenses that would have been incurred by American Centurion Life on a stand-alone basis.

Included in other liabilities at December 31, 2004 and 2003 are payables of $474 thousand and $636 thousand, respectively, payable to IDS Life for federal income taxes.

8. LINES OF CREDIT

American Centurion Life has an available line of credit with AEFC of $10 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2004 and 2003.

9. REINSURANCE

American Centurion Life has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2004, 2003, and 2002, traditional life insurance in force aggregated $97.2 million, $105.4 million and $119.6 million, respectively, of which $97.1 million, $105.3 million, and $119.6 million, was reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1.2 million, $1.1 million, and $1.3 million and reinsurance recovered from reinsurers amounted to $610 thousand, $920 thousand, and $2.0 million for the years ended December 31, 2004, 2003, and 2002, respectively. Reinsurance contracts do not relieve American Centurion Life from its primary obligation to policyholders.

--------------------------------------------------------------------------------
17

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, deferred policy acquisition costs and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments". The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Centurion Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

(Thousands)                                                                        2004                         2003
---------------------------------------------------------------------------------------------------------------------------
                                                                          Carrying       Fair           Carrying      Fair
Financial Assets                                                           Amount        Value           Amount       Value
---------------------------------------------------------------------------------------------------------------------------
Available for sale investments                                            $559,422    $559,422          $509,123   $509,123
Mortgage loans on real estate, net                                          71,283      77,127            62,619     68,380
Separate account assets                                                     55,034      55,034            29,900     29,900
Cash and cash equivalents                                                    5,808       5,808            22,554     22,554

Financial Liabilities
---------------------------------------------------------------------------------------------------------------------------
Fixed annuities                                                           $564,282    $551,784          $527,047   $514,126
Separate account liabilities                                                55,034      52,957            29,900     28,730

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial assets

Generally, investments are carried at fair value on the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

The fair values of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the Balance Sheets.

The carrying values for cash and cash equivalents approximate fair value due to the short-term nature of these investments.

Financial liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The carrying value and fair value of these reserves excludes life insurance related elements of $1.4 million and $1.1 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities are estimated as the accumulated value less applicable surrender charges.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2004 and 2003, American Centurion Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales of B shares. American Centurion Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

--------------------------------------------------------------------------------
18

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

American Centurion Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Centurion Life's financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines American Centurion Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the exam of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Centurion Life's consolidated financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of American Express Company's AEFC's unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed American Centurion Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed American Centurion Life's financial strength rating at "Aa3" and Fitch lowered American Centurion Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for American Centurion Life. In connection with the spin-off, American Express Company intends to provide additional capital to American Centurion Life to confirm its current financial strength ratings.

13. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements                              $  6,220       $  3,716      $    361
Deferred policy acquisition costs                                                         (687)        (3,618)          290
Adjustments of future policy benefit liabilities                                          (236)       (11,953)         (574)
Deferred federal income tax provision (expense)                                          2,907            875        (1,433)
Interest maintenance reserve loss transfer and amortization                               (535)        (1,306)          (95)
Deferred surrender charge                                                                  (37)           (68)         (433)
Other, net                                                                                 135            609        (3,470)
----------------------------------------------------------------------------------------------------------------------------
Statutory-basis net gain (loss)                                                       $  7,767       $(11,745)     $ (5,354)
============================================================================================================================

Stockholder's equity, per accompanying
   financial statements                                                               $ 95,926       $ 90,945      $ 69,302
Deferred policy acquisition costs                                                      (18,342)       (17,744)      (14,040)
Deferred sales inducement costs                                                         (2,195)        (1,965)       (1,578)
Adjustments of future policy benefit liabilities                                        (9,643)        (9,983)        5,804
Adjustments of reinsurance ceded reserves                                               (2,220)        (2,125)       (2,188)
Deferred federal income tax provision                                                    4,245          2,519         2,326
Asset valuation reserve                                                                 (3,888)        (2,762)         (630)
Net unrealized gain on investments                                                     (15,051)       (16,618)      (20,695)
Other, net                                                                                 718            637        (4,549)
----------------------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                                   $ 49,550       $ 42,904      $ 33,752
============================================================================================================================

--------------------------------------------------------------------------------
19

S-6314-2 C (6/05)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         ACL Variable Annuity Account 2
             American Express Endeavor Select(SM) Variable Annuity American Express Innovations(R) Select Variable Annuity

         Report of Independent Registered Public Accounting Firm dated
         March 31, 2005.
         Statements of Assets and Liabilities as of Dec. 31, 2004.
         Statements of Operations for the period ended Dec. 31, 2004.
         Statements of Changes in Net Assets for the period ended Dec. 31, 2004. and the year ended Dec. 31, 2003.
         Notes to Financial Statements.

         American Centurion Life Assurance Company

         Report of Independent Registered Public Accounting Firm dated Feb. 18, 2005.
         Balance Sheets as of Dec. 31, 2004 and 2003.
         Statements of Operations for the years ended Dec. 31, 2004, 2003, and 2002.
         Statements of Cash Flows for the years ended Dec. 31, 2004, 2003 and 2002.
         Statements of Stockholder's Equity for the three years ended Dec. 31, 2004.
         Notes to Financial Statements.

(b)      Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

2.   Not applicable.

3.   Form of Variable Annuity  Distribution  Agreement filed  electronically  as
     Exhibit 3 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.1 Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.2 Form of Annuity Endorsement (form 45065) filed on or about June 22, 1998, filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10 Form of Performance Credit rider (form 272258) filed electronically as
     Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11 Form of Deferred Annuity Contract (form 272877) filed electronically as
     Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 272873) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866) filed electronically as
     Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract
     (form 272877-NYDPIN3) filed electronically herewith.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically herewith.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically herewith.

5.1 Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

5.2 Form of Variable Annuity Application (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4 Form of Variable Annuity Application (273635-NY) filed electronically herewith.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.4 Amended and Restated By-Laws of American Centurion Life Assurance Company filed electronically as Exhibit 6.4 to the Initial Registration Statement No. 333-101051, filed on or about November 6, 2002, is incorporated herein by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Centurion Life Assurance Company and American Express Financial Advisors Inc., dated October 30, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.2 Form of Extension of Participation Agreement Termination date among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global Inc., dated October 20, 1998, and Copy of Notice of Termination of Participation Agreement among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global, Inc., dated August 25, 1998, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among American Centurion Life Assurance
     Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust and American Centurion Life Assurance Company and Massachusetts Financial Services Company, dated February 1, 2003, filed electronically as Exhibit
     8.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about April 24, 2003 is incorporated by reference.

8.4 Copy of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for American Express Endeavor Select(SM) Variable Annuity, is filed electronically herewith.

10.2 Consent of Independent Auditors for American Express Innovations(R) Select Variable Annuity, is filed electronically herewith.

11.  None.

12.  Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 13, 2005, filed electronically as Exhibit 13 to Post-Effective Amendment No. 9 to Registration Statement No. 333-101051 is incorporated herein by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, filed as Exhibit 13.1 to Post-Effective Amendment No. 7 to Registration Statement No. 333-101051 is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address*             Positions and Offices with Depositor
------------------------------- --------------------------------------- ------------------------------------------
Gumer C. Alvero                 1765 AXP Financial Center               Director, Vice President - Annuities
                                Minneapolis, MN 55474

Timothy V. Bechtold             249 AXP Financial Center                Director, President and Chief Executive
                                Minneapolis, MN 55474                   Officer

Walter S. Berman                AMEX Tower W.F.C.                       Vice President and Treasurer
                                200 Vesey St.
                                New York, NY

Maureen A. Buckley              20 Madison Ave. Extension               Director, Vice President, Chief
                                P.O. Box 5555                           Operating Officer, Consumer Affairs
                                Albany, NY  12205-0555                  Officer and Money Laundering Prevention Officer

Rodney P. Burwell               Xerxes Corporation                      Director
                                7901 Xerxes Ave. So.
                                Suite 201
                                Bloomington, MN 55431-1253

Robert R. Grew                  Carter, Ledyard & Milburn               Director
                                2 Wall Street
                                New York, NY  10005-2072

Ronald L. Guzior                Bollam, Sheedy, Torani                  Director
                                & Co. LLP CPA's
                                26 Computer Drive West
                                Albany, NY 12205

Lorraine R. Hart                257 AXP Financial Center                Vice President-Investments
                                Minneapolis, MN 55474

Paul R. Johnston                50605 AXP Financial Center              Secretary
                                Minneapolis, MN 55474

Michelle M. Keeley              257 AXP Financial Center                Vice President - Investments
                                Minneapolis, MN 55474

Jean B. Keffeler                3820 Grand Way Apt. 409                 Director
                                Saint Louis Park, MN  55416

Eric L. Marhoun                 50605 AXP Financial Center              General Counsel
                                Minneapolis, MN  55474

Thomas R. McBurney              4900 IDS Center                         Director
                                80 South Eighth Street
                                Minneapolis, MN  55402

Mary Ellyn Minenko              50607 AXP Financial Center              Counsel and Assistant Secretary
                                Minneapolis, MN 55474

Thomas W. Murphy                264 AXP Financial Center                Vice President - Investments
                                Minneapolis, MN 55474

B. Roger Natarajan                                                      Vice President and Chief Actuary

Thomas V. Nicolosi              American Express                        Director
                                Financial Advisors Inc.
                                Suite 220
                                500 Mamaroneck Avenue
                                Harrison, NY  10528

Stephen P. Norman               90 Hudson Street                        Director
                                Jersey City, NJ  07032

Scott R. Plummer                                                        38a-1 Chief Compliance Officer

Richard M. Starr                40 Wall Street                          Director
                                New York, NY  10005

David K. Stewart                                                        Vice President and Controller

Heather M. Somers                                                       Assistant General Counsel

Michael R. Woodward             32 Ellicot St.                          Director
                                Suite 100
                                Batavia, NY  14020

* Unless otherwise noted, the principal business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Attica Asset Management Ltd.                                                       United Kingdom
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27. Number of Contract owners

         As of March 31, 2005, there were 1,304 nonqualified and qualified contracts in the ACL Variable Annuity Account 2.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President

         Walter S. Berman                               Director and Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, President, Chairman of
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Diana T. Gossett                               Group Vice President -
                                                        Great Plains

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Debra A. Hutchinson                            Vice President - Technologies I

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Penny J. Meier                                 Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service
                                                        Operations

         Roger Natarajan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark A. Riordan                                Vice President - Finance
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President, Lead Financial
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.



Item 29(c).

                     Net
Name of Principal    Underwriting     Compensation     Brokerage
Underwriter          Discounts and    on Redemption    Commissions  Compensation
                     Commissions
American Express     $1,741,134          None             None          None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of May, 2005.

                               ACL VARIABLE ANNUITY ACCOUNT 2
                                       (Registrant)

                                    By American Centurion Life Assurance Company
                                    --------------------------------------------
                                                     (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ------------------------------------------
                                            Timothy V. Bechtold
                                            President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of May, 2005.

Signature                            Title

/s/ Gumer C. Alvero*                 Director and Vice President - Annuities
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold              (Chief Executive Officer)

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating
    ----------------------           Officer, Consumer Affairs Officer, Claims
    Maureen A. Buckley               Officer and Money Laundering Prevention
                                     Officer

/s/ Rodney P. Burwell*               Director
    ----------------------
    Rodney P. Burwell

/s/ Robert R. Grew*                  Director
    ----------------------
    Robert R. Grew

/s/ Ronald L. Guzior*                Director
    ----------------------
    Ronald L. Guzior

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Thomas R. McBurney*              Director
    ----------------------
    Thomas R. McBurney

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

/s/ Stephen P. Norman*               Director
    ----------------------
    Stephen P. Norman

/s/ Richard M. Starr*                Director
    ----------------------
    Richard M. Starr

/s/ David K. Stewart**               Vice President and Controller
    ----------------------           (Principal Accounting Officer)
    David K. Stewart                 (Principal Financial Officer)

/s/ Michael R. Woodward*             Director
    ----------------------
    Michael R. Woodward


 * Signed pursuant to Power of Attorney, dated April 13, 2005, filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 9
     to Registration Statement No. 333-101051 filed on or about April 27, 2005, by:

** Signed pursuant to Power of Attorney, dated July 7, 2004, filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 7 to Registration Statement No. 333-101051, filed on or about November 3, 2004, by:



By: /s/ Eric Marhoun
    -------------------------------------
        Eric Marhoun
        General Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 10 TO
                     REGISTRATION STATEMENT NO. 333-101051

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses for:
             American Express Endeavor Select(SM) Variable Annuity American Express Innovations(R) Select Variable Annuity

Part B.

         Statement of Additional Information for:
            ACL Variable Annuity Account 2 -
            American Express Endeavor Select(SM) Variable Annuity
            American Express Innovations(R) Select Variable Annuity


         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits